As filed with the Securities and Exchange Commission on May 1, 2018

Registration No. 333-19583

Registration No. 811-08015

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-4

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 33	☒

And

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 34	☒

NATIONAL VARIABLE ANNUITY ACCOUNT II

(Exact name of Registrant)

NATIONAL LIFE INSURANCE COMPANY

One National Life Drive

Montpelier, VT 05604

(Complete name and address of depositor's principal executive offices)

(802) 229-7410

Lisa Muller

National Life Insurance Company

One National Life Drive

Montpelier, Vermont 05604

(name and complete address of agent for service)

Copy to:

Stephen E. Roth, Esq.

Sutherland Asbill & Brennan LLP

700 Sixth Street, NW, Suite 700

Washington, DC 20001-3980

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on May 1, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in a Variable Account under individual flexible premium variable annuity contracts.

Sentinel Advantage Variable Annuity

P R O S P E C T U S

Dated May 1, 2018

National Life Insurance Company • Home Office: One National Life Drive, Montpelier, Vermont 05604 • 1-800-732-8939

The Contracts described in this prospectus are individual flexible premium variable annuity contracts supported by National Variable Annuity Account II (the “Variable Account”), a separate account of National Life Insurance Company (“National Life”, “we,” “our,” or “us”). This contract is not available to new purchasers.

We allocate net Premium Payments to either the Variable Account, the Fixed Account, or the Guaranteed Accounts. The Variable Account is divided into Subaccounts. Each Subaccount invests in shares of a corresponding underlying Fund (each a “Fund”) listed below:

Fred Alger Management, Inc.	AllianceBernstein L.P.	American Century Investment Management, Inc.
The Alger Portfolios Large Cap Growth Capital Appreciation Small Cap Growth	AB Variable Products Series Fund, Inc. International Growth International Value Small/Mid Cap Value Value	American Century Variable Portfolios, Inc. VP Income & Growth VP International VP Ultra VP Value VP Inflation Protection American Century Variable Portfolios, Inc. II VP Inflation Protection

The Dreyfus Corporation	Deutsche Investment Management Americas Inc.	Fidelity Management & Research Company
Dreyfus Variable Investment Fund VIF Appreciation VIF Opportunistic Small Cap VIF Quality Bond Dreyfus Sustainable U.S. Equity Portfolio	Deutsche Investments VIT Funds Large Cap Value Small Cap Index VIP Deutsche Variable Series II Small Mid Cap Value VIP

Fidelity® Variable Insurance Products

VIP Equity-Income

VIP Growth

VIP High Income

VIP Overseas

VIP Contrafund®

VIP Index 500

VIP Mid Cap

VIP Value Strategies

VIP Investment Grade Bond

VIP Government Money Market

Franklin Templeton Investments	Invesco Advisers, Inc.	J.P. Morgan Investment Management, Inc.

Franklin Templeton Variable Insurance Products Trust

Franklin Global Discovery VIP

Franklin Mutual Shares VIP

Franklin Small Cap Value VIP

Franklin Small-Mid Cap Growth VIP

Templeton Foreign VIP

Franklin U.S. Government VIP

	Invesco Variable Insurance Funds V.I. Mid Cap Growth V.I Health Care V.I. Technology	JPMorgan Insurance Trust Small Cap Core

Neuberger Berman Investment Advisers, LLC	OppenheimerFunds, Inc.	Touchstone Advisors, Inc.
Neuberger Berman Advisers Mgmt. Trust Large Cap Value MidCap Growth Short Duration Bond Sustainable Equity	Oppenheimer Variable Account Funds Conservative Balanced/VA Main Street Small Cap/VA Global Strategic Income /VA	Touchstone Variable Strategic Trust TVST Balanced TVST Bond TVST Common Stock TVST Small Company

T. Rowe Price Associates, Inc.	Van Eck Associates Corporation
T. Rowe Price Equity Series, Inc. Blue Chip Growth Equity Income Health Sciences Personal Strategy Balanced	VanEck VIP Trust Emerging Markets Global Hard Assets Unconstrained Emerging Markets Bond

This prospectus provides you with the basic information you should know before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 2018 containing further information about the Contracts and the Variable Account is filed with the SEC. You can obtain a copy without charge from National Life by calling 1-800-732-8939, by writing to National Life at the address above, or by accessing the SEC’s website at http://www.sec.gov. You may also obtain prospectuses for each of the underlying Fund options identified above without charge by calling or writing to our Home Office.

Investments in these Contracts are not deposits or obligations of, and are not guaranteed or endorsed by, the adviser of any of the underlying Funds identified above, the U.S. government, or any bank or bank affiliate. Investments are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. It may not be a good decision to purchase a Contract as a replacement for another type of variable annuity if you already own another flexible premium deferred variable annuity.

The Statement of Additional Information, dated May 1, 2018, is incorporated herein by reference. The Table of Contents for the Statement of Additional Information appears on the last page of this prospectus.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

2

3

This prospectus does not constitute an offering in any jurisdiction in which such offering may not legally be made.

4

SUMMARY

This summary provides a brief description of some of the features and charges of the Contract. You will find more detailed information in the rest of this prospectus, the Statement of Additional Information and the Contract. Please keep the Contract and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us. For your convenience, we have defined the capitalized terms we use in the Glossary at the end of the prospectus.

Can I Make Additional Premium Payments?

You may make additional Premium Payments at any time (except for Contracts purchased in Oregon and Massachusetts) but they must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent (see “Premium Payments,” below).

What is the Purpose of the Variable Account?

The Variable Account is a separate investment account that is divided into several Subaccounts. Amounts in the Variable Account will vary according to the investment performance of the Fund(s) in which your elected Subaccounts are invested. You may allocate Net Premium Payments among the Fixed Account, the Guaranteed Accounts and the Subaccounts of the Variable Account. The assets of each Subaccount are invested in the corresponding Funds that are listed on the cover page of this prospectus (see “The Variable Account” and “Underlying Fund Options,” below).

We cannot give any assurance that any Subaccount will achieve its investment objectives. You bear the entire investment risk on the value of your Contract which you allocate to the Variable Account. The value of your Contract may be more or less than the premiums paid.

How Does the Fixed Account Work?

You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account or the Guaranteed Accounts to the Fixed Account. Contract Value held in the Fixed Account will earn an effective annual interest rate of at least the minimum required by your state (see “The Fixed Account,” below).

How Do the Guaranteed Accounts Work?

You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account (or to a limited extent from the Fixed Account) to a Guaranteed Account with a duration of 3, 5, 7 or 10 years. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment if the Contract Value remains in the Guaranteed Account for the specified period of time. If you surrender your Contract or withdraw or transfer Contract Value out of a Guaranteed Account prior to the end of the specified period, a market value adjustment will be applied to such Contract Value surrendered, withdrawn or transferred. (see “The Guaranteed Accounts,” below).

When Will I Receive Payments?

After the Contract Value is transferred to a payment option, we will pay proceeds according to the Annuity Payment Option you select. If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that will result in payments of at least $100. In no event will annuity payments be less frequent than annually (see “Annuitization — Frequency and Amount of Annuity Payments,” below).

What Happens if an Owner Dies Before Annuitization?

For Contracts issued on or after November 1, 2003, if (1) any Owner dies before the Contract Value is transferred to a payment option (“Annuitization”); (2) the Enhanced Death Benefit Rider is not elected; and (3) the Owner (or the oldest of Joint Owners) dies prior to the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, we will pay the Beneficiary the greater of (a) the Contract Value, or (b) the Net Premium Payments made to the Contract (less all withdrawals, and less all outstanding loans and accrued interest), and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value). If you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of the Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value.

5

For Contracts issued prior to November 1, 2003 only, we are currently providing a Death Benefit that is equal to the greater of (a) or (b) above even if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, as long as your age, on an age on nearest birthday basis, was less than 81 on the Date of Issue of the Contract. We currently intend to pay this Death Benefit even though its terms are more favorable to you than what is guaranteed in the Contract. We will notify you if we discontinue this Death Benefit. For these Contracts, or if your state did not approve such adjustment in time for it to apply to your Contract, the adjustment referred to in (b) above will not be made.

All amounts paid will be reduced by premium tax charges, if any.

For more information, see “Death of Owner,” below.

What Happens if the Annuitant Dies Before Annuitization?

If the Annuitant (who is not an Owner) dies before the Contract Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit equal to the Cash Surrender Value, unless the Owner selects another available option (see “Death of Annuitant Prior to the Annuitization Date,” below).

Can I Make a Withdrawal from My Contract?

You may withdraw part or all of the Cash Surrender Value at any time before the Contract is Annuitized (see “Surrender and Withdrawal,” below). A Withdrawal or a surrender may be restricted under certain qualified Contracts and result in federal income tax, including a federal penalty tax (see “Federal Income Tax Considerations,” below). You may have to pay a surrender charge and/or (in the case of Contract Value allocated to a Guaranteed Account) a market value adjustment on the Withdrawal.

What Charges Will I Pay?

Contingent Deferred Sales Charge (“CDSC”). We do not deduct a sales charge from Premium Payments. However, if you surrender the Contract or make a Withdrawal, we will generally deduct from the Contract Value a CDSC not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender or the amount surrendered (see “Contingent Deferred Sales Charge,” below).

Market Value Adjustment. We deduct, or add, a market value adjustment to any amount you surrender, withdraw, or transfer from a Guaranteed Account before its termination date (see “The Guaranteed Accounts,” below).

Annual Contract Fee. We deduct an Annual Contract Fee of $30.00 payable on each Contract Anniversary as long as the Contract Value is less than $50,000 (see “Annual Contract Fee,” below).

Administration Charge. We also deduct an Administration Charge each day at an annual rate of 0.15% from the assets of the Variable Account (see “Deductions from the Variable Account,” below).

Mortality and Expense Risk Charge. We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25% (see “Deductions from the Variable Account,” below).

Charge for Optional Enhanced Death Benefit Rider. If elected, we deduct an annual charge of 0.20% of the Contract Value at the time of deduction for this option (see “Charge for Optional Enhanced Death Benefit Rider,” below).

Premium Taxes. If a governmental entity imposes premium taxes, we will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax. Premium taxes may range up to 3.5% (see “Premium Taxes,” below).

Transfer Charge. We reserve the right to make a charge of $25 for each transfer in excess of 12 transfers in a Contract Year. However, we are not currently assessing transfer charges.

Investment Management Fees and Fund Operating Expenses. Charges for investment management services and operating expenses are deducted daily from each Fund (see “Underlying Fund Annual Expenses,” below, and the accompanying Fund prospectuses).

6

We pay compensation to broker-dealers who sell the Contracts. (See “Distribution of Contracts,” below).

Can I Transfer My Contract Value Among the Different Investment Options?

You may transfer the Contract Value among the Subaccounts of the Variable Account, between the Variable Account and the Fixed Account (subject to specific limitations), and between the Guaranteed Accounts and either the Fixed Account (subject to specific limitations) or the Subaccounts of the Variable Account, by making a written transfer request. In the case of transfers out of a Guaranteed Account prior to its termination date, a market value adjustment will be applied. If you elect the telephone transaction privilege, you may make transfers by telephone. Please note that frequent, large, or short-term transfers among Subaccounts, such as those associated with “market timing” transactions, can adversely affect the underlying Funds and the returns achieved by Owners. Such transfers may dilute the value of underlying Fund shares, interfere with the efficient management of the underlying Fund, and increase brokerage and administrative costs of the underlying Funds. To protect Owners and underlying Funds from such effects, we have developed procedures to detect and deter market timing and disruptive trading. See “Disruptive Trading” below.

Are There any Other Contract Provisions?

For information concerning other important Contract provisions, see “Contract Rights and Privileges,” below, and the remainder of this prospectus.

How Will the Contract be Taxed?

For general information regarding the federal tax laws concerning us and the Contract, see “Federal Income Tax Considerations,” below.

What if I Have Questions?

We will be happy to answer your questions about the Contract or our procedures. Call or write to us at our Home Office as defined in the Glossary. All inquiries should include the Contract number and the names of the Owner and the Annuitant.

If you have questions concerning your investment strategies, please contact your registered representative.

7

SUMMARY OF CONTRACT EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, taking a Withdrawal from, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, take a Withdrawal from or surrender the Contract, transfer Contract Value between investment options or, for certain Qualified Contracts, take a loan.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases	None
Premium Taxes	See below	(1)
CDSC (as a percentage of Net Premium Payments surrendered or withdrawn) (2)
Maximum	7%
Transfer Charge	$25	(3)
Loan Interest Spread (effective annual rate)	2.5	%(4)

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Variable Account Annual Expenses (deducted daily as a percentage of Variable Account Contract Value)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Basic Variable Account Annual Percentage Expenses	1.40%
Annual Contract Fee(5)	$30

Optional Rider Expenses

Annual Charge for Optional Enhanced Death Benefit Rider	0.20% of Contract Value at the time of election

(1)	States may assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See “Premium Taxes,” below.
(2)	The CDSC declines 1% for each completed year from the date of the affected premium payment, reaching zero after the premium payment has been in the Contract for seven years. Each Contract Year after the first one, the Owner may withdraw without a CDSC an amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. In addition, any amount withdrawn in order for the Contract to meet minimum Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax-Sheltered Annuity or under an annuity issued in conjunction with certain qualified pension or profit sharing plans. This CDSC-free Withdrawal privilege does not apply in the case of full surrenders and is non-cumulative. That is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, New Jersey and the State of Washington do not permit this CDSC-free Withdrawal provision, in which case a different CDSC-free Withdrawal provision will apply. After annuitization, we will assess the CDSC, as applicable, on surrenders under Payment Option 1. See “Contingent Deferred Sales Charge,” below.
(3)	We reserve the right to make a $25 charge on each transfer in excess of 12 transfers in a Contract Year. However, no such charge is currently applied.
(4)	The Loan Interest Spread is the difference between the amount of interest we charge on loans (maximum 15%) and the amount of interest we credit to amounts held in the Collateral Fixed Account to secure the loan (maximum 12.5%).
(5)	The Annual Contract Fee is assessed only upon Contracts which, as of the applicable Contract Anniversary, have a Contract Value of less than $50,000. The fee is not assessed on Contract Anniversaries after the Annuitization Date.

8

Underlying Fund Annual Expenses (as a percentage of underlying Fund average net assets)

The following table describes the portfolio fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the minimum and maximum fees and expenses charged by any of the portfolios for the year ended December 31, 2017. The expenses of the portfolios may be higher or lower in the future. More details concerning each portfolio’s fees and expenses are contained in the prospectus for each portfolio. The annual expenses as of December 31, 2017 (unless otherwise noted) of each Fund, before any fee waivers or expense reimbursements, are shown below.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fee, distribution and/or service 12b-1 fees, and other expenses).	0.10%	1.57%

Fund	Management Fee	12b-1 Fees	Other Expenses	Acquired Fund Fees	Gross Total Annual Expenses		Waivers, Reimbursements, and Recoupment		Net Total Annual Expenses
Alger
Capital Appreciation Portfolio - Class O Shares	0.81	-	0.13	-	0.94		-		0.94
Large Cap Growth Portfolio - Class O Shares	0.71	-	0.17	0.02	0.90		0.02	[1]	0.88
Small Cap Growth Portfolio - Class O Shares	0.81	-	0.19	-	1.00		-		1.00
AB VPS Fund, Inc.
International Growth Portfolio - Class A Shares	0.75	-	0.49	-	1.24		-		1.24
International Value Portfolio - Class A Shares	0.75	-	0.11	0.01	0.86		0.01		0.85
Small/Mid Cap Value Portfolio - Class A Shares	0.75	-	0.07	0.01	0.82		0.01		0.81
Value Portfolio - Class A Shares	0.55	-	0.33	-	0.87		-		0.87
American Century VP
Inflation Protection Fund - Class I	0.46	-	0.01	-	0.47		-		0.47
International Fund - Class I	1.34	-	0.01	-	1.35		0.33		1.02
Value Fund - Class I	0.96	-	0.01	-	0.97		0.19		0.78
Income & Growth Fund - Class I	0.07	-	0.01	-	0.71		-		0.71
Ultra® Fund - Class I	1.0	-	-	-	1.00		0.17		0.83
Dreyfus
VIF Appreciation Portfolio - Initial Shares	0.75	-	0.06	-	0.81		-		0.81
VIF Opportunistic Small Cap Portfolio - Initial Shares	0.75	-	0.10	-	0.85		-		0.85
VIF Quality Bond Portfolio - Initial Shares	0.65	-	0.33	-	0.98		-		.098
Dreyfus Sustainable U.S. Equity Fund - Initial Shares	0.60	-	0.15	-	0.75		0.05		0.70
Deutsche Variable Series II
Deutsche Small Mid Cap Value VIP - Class B shares	0.65	0.25	0.29	0.00	1.19		0.03		1.16
DWS VIT Funds
Small Cap Index VIP - Class A Shares	0.35	0.00	0.16	0.00	0.51		0.10		0.41
Fidelity® VIP
Contrafund® Portfolio - Initial Class	0.54	-	0.08	-	0.62		-		0.62
Equity-Income Portfolio - Initial Class	0.44	-	0.09	0.03	0.56		-		0.56	[2]
Growth Portfolio - Initial Class	0.54	-	0.10	-	0.64		-		0.64
High Income Portfolio - Initial Class	0.56	-	0.11	-	0.67		-		0.67
Index 500 Portfolio - Initial Class	0.05	-	0.05	-	0.10		-		0.10
Investment Grade Bond Portfolio - Initial Class	0.31	-	0.10	-	0.41		-		0.41
Mid Cap Portfolio - Initial Class	0.54	-	0.09	-	0.63		-		0.63
Government Money Market Portfolio - Service Class	0.18	-	0.08	-	0.26		-		0.26
Overseas Portfolio - Initial Class	0.67	-	0.13	-	0.80		-		0.80
Value Strategies Portfolio - Initial Class	0.54	-	0.14	-	0.68		-		0.68
Franklin Templeton
Templeton Foreign VIP Fund - Class 2[3]	0.54	-	0.08	-	0.62		-		0.62
Franklin Global Real Estate VIP Fund - Class 2	0.44	-	0.09	0.03	0.56		-		0.56	[4]
Franklin Mutual Global Discovery VIP Fund - Class 1[3]	0.54	-	0.10	-	0.64		-		0.64
Franklin Mutual Shares VIP Fund - Class 2 [3]	0.56	-	0.11	-	0.67		-		0.67
Franklin Small Cap Value VIP Fund - Class 2	0.05	-	0.05	-	0.10		-		0.10
Franklin Small-Mid Cap Growth VIP Fund - Class 2[3]	0.31	-	0.10	-	0.41		-		0.41
Franklin U.S. Government Securities VIP Fund - Class 1	0.54	-	0.09	-	0.63		-		0.63
Invesco V.I.
Mid Cap Growth Fund - Series I	0.75	-	0.25	-	1.00		-		1.00
Global Health Care Fund- Series I	0.75	-	0.26	-	1.01		-		1.01
Technology Fund- Series I	0.75	-	0.31	-	1.06		-		1.06
JP Morgan Insurance Trust
Small Cap Core Portfolio - Class 1
Neuberger Berman AMT
Mid-Cap Growth Portfolio - I Class	0.84	-	0.11	-	0.95		-		0.95
Mid-Cap Growth Portfolio - S Class
Large Cap Value - I Class	0.85	-	0.26	0.01	1.12		-		1.12
Short Duration Bond Portfolio - I Class	0.65	-	0.21	-	0.86		-		0.86
Socially Responsive Portfolio - I Class	0.84	-	0.10	-	0.94		-		0.94
Oppenheimer Variable Accounts Funds
Conservative Balanced Fund/VA - Service	0.75	0.25	0.21	-	1.21		0.29	[5]	0.92
Main Street Small Cap Fund/VA® - Service	0.66	0.25	0.14	-	1.05		-		1.05
Global Strategic Income Fund/VA - Service	0.61	0.25	0.23	0.01	1.10		0.06		1.04
Touchstone Variable Series Trust
TVST Balanced Fund	0.55	-	0.42	0.02	0.99		0.12		0.87
TVST Bond Fund	0.40	-	0.31	0.03	0.74		0.04		0.70
TVST Common Stock Fund	0.50	-	0.21	0.01	0.72		-		0.72
TVST Small Company Fund	0.50	-	0.26	0.01	0.77		-		0.77
T. Rowe Price
Blue Chip Growth Portfolio - Class II	0.85	0.25	0.00	0.00	1.10		-		1.10
Equity Income Portfolio - Class II	0.85	0.25	0.00	0.00	1.10		-		1.10
Health Sciences Portfolio - Class II	0.95	0.25	0.00	0.00	1.20		-		1.20
Personal Strategy Balanced Portfolio VIP I	0.90	0.00	0.00	0.12	1.02	[6]	0.12	[7]	0.90	[6]
Van Eck VIP Trust
Emerging Markets Fund - Initial Class	1.00	-	0.19	-	1.19		-		1.19
Unconstrained Emerging Markets Bond Fund - Initial Class	1.00	-	0.57	-	1.57		0.47		1.10	[8]
Global Hard Assets Fund - Initial Class	1.00	-	0.09	-	1.09		-		1.09
Wells Fargo Advantage VT
Discovery Fund	0.75	0.25	0.16	0.01	1.17		0.01		1.16	[9]
Opportunity Fund	0.70	0.25	0.16	-	1.11		0.11		1.0	[10]

For information concerning compensation paid in connection with the sale of the Contracts, see “Distribution of the Contracts.”

9

1 Fred Alger Management, Inc. (the “Manager”) has contractually agreed to waive its advisory fee in an amount equal to Acquired Fund Fees and Expenses comprised of advisory fees to the Manager permanently (currently estimated to be .02%). This commitment can only be earlier amended or terminated by agreement of the Fund’s Board of Trustees and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager.

2 Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

3 The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund (the "acquired fund") for the next 12 month period.

4 Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

5 After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to annual rates of 0.67% for Non-Service Shares and 0.92% for Service Shares as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

6 The figures shown in the fee table do not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses and excludes expenses permanently waived as a result of investments in other T. Rowe Price mutual funds.

7 T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.

8 Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.10% of the Fund’s average daily net assets per year until May 1, 2019. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

9 The Manager has committed through April 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

10 The Manager has committed through April 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

10

Examples

The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example includes the Annual Contract Fee, but excludes premium taxes.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that the maximum fees and expenses of any of the Funds apply as of December 31, 2017, and that you elected the Optional Enhanced Death Benefit Rider. The annual contract fee is contemplated in the examples below. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
997.49	1,409.99	1,846.64	3,250.23

(2) If you annuitize your Contract at the end of the applicable time period or if you do not surrender your Contract:

1 Year [1]	3 Years	5 Years	10 Years
297.49	909.99	1,546.64	3,250.23

1. The Contract may not be annuitized in the first two years from the Date of Issue.

11

ACCUMULATION UNIT VALUE

(in dollars)

The following table sets forth for each of the last ten years or since inception if less for an accumulation unit outstanding throughout the period, (1) the accumulation unit value at the beginning of each period; (2) the accumulation unit value at the end of each period; and (3) the number of accumulation units outstanding at the end of each period.

Subaccount	Accumulation Unit Value at 1/3/08	Accumulation Unit Value at 12/31/08	Number of Accumulation Units Outstanding at 12/31/08	Accumulation Unit Value at 1/2/09	Accumulation Unit Value at 12/31/09	Number of Accumulation Units Outstanding at 12/31/2009
Alger American Large Cap Growth	18.42	9.89	1,168,059.30	10.21	14.39	960,958.58
Alger American Small Cap Growth	16.19	8.63	249,280.35	8.80	12.38	193,876.81
Fidelity VIP Fund-Equity Income	17.72	10.17	701,387.14	10.49	13.06	558,382.64
Fidelity VIP Fund-Growth	17.82	9.40	1,094,611.21	9.66	11.89	542,841.22
Fidelity VIP Fund-High Income	11.30	8.36	631,904.84	8.40	11.87	478,658.04
Fidelity VIP Fund-Overseas	17.99	10.00	648,121.31	10.13	12.48	521,169.43
Fidelity VIP Fund -Contrafund®	25.78	14.77	688,570.66	15.24	19.76	586,194.71
Fidelity VIP Fund -Index 500	16.25	10.24	1,094,611.21	10.57	12.79	957,017.03
Wells Fargo VT Discovery	21.38	11.89	230,080.24	12.22	16.45	180,127.58
Wells Fargo VT Opportunity	23.03	13.80	255,065.43	14.37	20.10	184,332.56

Subaccount	Accumulation Unit Value at 1/4/10	Accumulation Unit Value at 12/31/10	Number of Accumulation Units Outstanding at 12/31/10	Accumulation Unit Value at 1/3/11	Accumulation Unit Value at 12/30/11	Number of Accumulation Units Outstanding at 12/30/11
Alger American LargeCap Growth	14.63	16.09	861,743.94	15.50	14.61	141,290.03
Alger American SmallCap Growth	12.64	15.30	168,009.27	15.05	14.77	401,299.59
Fidelity VIP Fund-Equity Income	13.33	14.83	487,391.26	14.74	14.39	390,409.02
Fidelity VIP Fund-Growth	12.09	14.57	467,591.54	13.37	13.67	373,467.07
Fidelity VIP Fund-High Income	11.91	13.33	422,510.03	14.05	11.38	378,021.81
Fidelity VIP Fund-Overseas	12.77	13.93	432,555.63	23.11	21.96	419,114.10
Fidelity VIP Fund -Contrafund®	20.14	22.85	508,636.87	14.67	14.60	706,162.05
Fidelity VIP Fund -Index 500	12.99	14.51	823,067.78	22.24	21.78	122,589.41
Wells Fargo VT Discovery	20.36	24.54	150,645.79	24.83	22.86	115,456.54
Wells Fargo VT Opportunity	16.80	21.99	145,373.36

12

Subaccount	Accumulation Unit Value at 1/3/12	Accumulation Unit Value at 12/31/12	Number of Accumulation Units Outstanding at 12/30/12	Accumulation Unit Value at 1/2/13	Accumulation Unit Value at 12/31/13	Number of Accumulation Units Outstanding at 12/30/13
Alger Large Cap Growth	16.14	17.13	706,735.21	17.53	22.82	563,177.80
Alger Small Cap Growth	14.73	16.20	100,880.01	16.66	21.45	91,210.64
Fidelity VIP Fund-Equity Income	15.00	13.47	331,836.75	17.47	21.59	284,658.40
Fidelity VIP Fund-Growth	14.57	16.28	324,333.16	16.69	21.89	275,136.20
Fidelity VIP Fund-High Income	13.75	15.40	296,715.03	15.45	16.09	263,773
Fidelity VIP Fund-Overseas	11.74	13.54	311,955.22	13.75	17.42	271,181.60
Fidelity VIP Fund -Contrafund®	22.28	25.21	340,635.22	25.89	32.64	294,402.50
Fidelity VIP Fund -Index 500	14.82	16.69	579,576.49	17.11	21.76	490,085.90
Wells Fargo VT Discovery	22.90	25.28	107,645.75	25.94	35.85	86,131.04
Wells Fargo VT Opportunity	23.17	26.04	102,617.78	26.57	33.56	87,059.82

Subaccount	Accumulation Unit Value at 1/2/15	Accumulation Unit Value at 12/31/15	Number of Accumulation Units Outstanding at 12/30/15	Accumulation Unit Value at 1/4/16	Accumulation Unit Value at 12/31/16	Number of Accumulation Units Outstanding at 12/30/16
Alger Large Cap Growth	24.94	25.05	350,836.43	24.57	24.50	321,452.02
Alger Small Cap Growth	21.16	20.26	72,727.99	19.71	21.23	58,092.98
Fidelity VIP Fund-Equity Income	23.15	21.92	230,943.86	21.67	25.51	204,739.41
Fidelity VIP Fund-Growth	23.99	25.39	199,115.80	24.85	25.24	179,839.94
Fidelity VIP Fund-High Income	16.05	15.26	210,409.70	15.22	17.24	183,893.04
Fidelity VIP Fund-Overseas	15.73	16.14	218,798.90	15.82	15.11	192,807.81
Fidelity VIP Fund -Contrafund®	36.00	35.78	232,699.39	35.19	38.11	197,89864
Fidelity VIP Fund -Index 500	24.37	24.36	431,509.47	23.99	26.87	406,256.57
Wells Fargo VT Discovery	35.39	34.48	74,617.28	33.80	36.60	62,806.72
Wells Fargo VT Opportunity	36.46	34.93	67,928.88	34.49	38.66	56,567.26

13

Subaccount	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/29/17	Number of Accumulation Units Outstanding at 12/29/17
Alger Large Cap Growth	24.82	31.04	283,067.07
Alger Small Cap Growth	21.37	26.95	47,820.00
Fidelity VIP Fund-Equity Income	25.73	28.40	183,949.59
Fidelity VIP Fund-Growth	25.45	33.64	166,043.47
Fidelity VIP Fund-High Income	17.27	18.18	155,334.35
Fidelity VIP Fund-Overseas	15.17	19.42	162,997.72
Fidelity VIP Fund -Contrafund®	38.47	45.80	173,336.64
Fidelity VIP Fund -Index 500	27.10	32.26	359,404.50
Wells Fargo VT Discovery	36.71	46.61	55,211.20
Wells Fargo VT Opportunity	39.05	45.92	55,211.20

The following provides the information for Subaccounts which began operations on August 3, 1998.

Subaccount	Accumulation Unit Value at 1/3/08	Accumulation Unit Value at 12/31/08	Number of Accumulation Units Outstanding at 12/31/08	Accumulation Unit Value at 1/2/09	Accumulation Unit Value at 12/31/09	Number of Accumulation Units Outstanding at 12/31/09
American Century VP Income & Growth	13.31	8.70	382,167.81	8.95	10.14	296,030.17
American Century VP Value	18.18	13.34	556,018.48	13.71	15.77	438,223.47
JPMorgan Small Cap Core	15.51	10.57	68,964.34	10.71	12.78	59,067.21
Neuberger Berman Large Cap Value	16.53	7.83	182,054.98	8.23	12.05	155,553.56

Subaccount	Accumulation Unit Value at 1/4/10	Accumulation Unit Value at 12/31/10	Number of Accumulation Units Outstanding at 12/31/10	Accumulation Unit Value at 1/3/11	Accumulation Unit Value at 12/30/11	Number of Accumulation Units Outstanding at 12/30/11
American Century VP Income & Growth	10.28	11.41	246,646.92	11.52	11.60	209,996.35
American Century VP Value	16.01	17.64	362,721.24	17.82	17.58	277,560.28
JPMorgan Insurance Trust Small Cap Core	10.71	12.78	59,067.21	16.35	15.05	35,655.24
Neuberger Berman Large Cap Value	8.23	12.05	155,553.56	13.93	12.02	116,413.78

Subaccount	Accumulation Unit Value at 1/3/12	Accumulation Unit Value at 12/31/12	Number of Accumulation Units Outstanding at 12/31/12	Accumulation Unit Value at 1/2/13	Accumulation Unit Value at 12/31/13	Number of Accumulation Units Outstanding at 12/31/13
American Century VP Income & Growth	11.77	13.13	158,183.96	13.43	17.58	138,806.00
American Century VP Value	17.85	19.86	222,379.03	20.31	25.80	190,847.00
JPMorgan Small Cap Core	15.29	17.77	30,947.09	13.26	24.93	29,912.60
Neuberger Berman Large Cap Value	12.25	13.82	90,753.31	13.30	17.87	79,603.68

14

Subaccount	Accumulation Unit Value at 1/2/14	Accumulation Unit Value at 12/31/14	Number of Accumulation Units Outstanding at 12/31/14	Accumulation Unit Value at 1/2/15	Accumulation Unit Value at 12/31/15	Number of Accumulation Units Outstanding at 12/31/15
American Century VP Income & Growth	17.41	19.51	120,194.70	19.51	18.16	114,223.33
American Century VP Value	25.55	28.77	159,512.97	28.80	27.27	141,503.08
JPMorgan Small Cap Core	14.27	26.94	27,633.89	26.84	25.17	27,255.65
Neuberger Berman Large Cap Value	24.68	19.36	65,297.78	19.34	16.84	59,651.72

Subaccount	Accumulation Unit Value at 1/4/16	Accumulation Unit Value at 12/31/16	Number of Accumulation Units Outstanding at 12/31/16	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/29/17	Number of Accumulation Units Outstanding at 12/29/17
American Century VP Income & Growth	17.92	20.32	98,990.83	20.51	24.15	93,220.08
American Century VP Value	26.99	32.40	120,387.91	32.67	34.75	90,566.09
JPMorgan Small Cap Core	24.55	29.84	23,632.73	29.98	33.91	21,392.01
Neuberger Berman Large Cap Value	16.72	21.15	52,085.15	21.36	23.65	49,670.90

The following information is for Subaccounts which began operations on December 1, 2000.

Subaccount	Accumulation Unit Value at 1/1/08	Accumulation Unit Value at 12/31/08	Number of Accumulation Units Outstanding at 12/31/08	Accumulation Unit Value at 1/2/09	Accumulation Unit Value at 12/31/09	Number of Accumulation Units Outstanding at 12/31/09
Alger Capital Appreciation	13.29	7.26	276,672.71	7.47	10.81	217,136.69
Dreyfus Socially Responsible Growth Fund, Inc.	8.03	5.27	78,713.41	5.45	6.95	65,698.56
Fidelity VIP Fund Investment Grade Bond	13.60	12.90	955,380.50	12.83	14.72	732,408.98
Invesco V.I Mid Cap Growth	10.15	5.25	181,428.73	5.40	7.37	156,228.35
Invesco V.I Global Health Care	11.02	7.80	289,042.57	7.92	9.83	239,579.74
Invesco V.I Technology	4.76	2.66	310,842.44	2.76	4.13	308,473.43

Subaccount	Accumulation Unit Value at 1/4/10	Accumulation Unit Value at 12/31/10	Number of Accumulation Units Outstanding at 12/31/10	Accumulation Unit Value at 1/4/11	Accumulation Unit Value at 12/31/11	Number of Accumulation Units Outstanding at 12/31/11
Alger American Capital Appreciation	11.05	12.16	193,953.16		11.95	172,315.52
Dreyfus Socially Responsible Growth Fund, Inc.	7.04	7.87	53,666.43		7.83	44,826.97
Fidelity VIP Fund Investment Grade Bond	14.75	15.65	681,909.88		16.56	683,051.81
Invesco V.I Mid Cap Growth	9.92	10.20
Invesco V.I Global Health Care	4.19	4.94	189,817.60		10.46	154,939.91
Invesco V.I Technology	11.05	12.16	278,272.43		4.63	222,342.60

15

Subaccount	Accumulation Unit Value at 1/3/12	Accumulation Unit Value at 12/31/12	Number of Accumulation Units Outstanding at 12/31/12	Accumulation Unit Value at 1/2/13	Accumulation Unit Value at 12/31/13	Number of Accumulation Units Outstanding at 12/31/13
Alger American Capital Appreciation	12.15	13.95	122,024.76	14.31	18.59	119,939.60
Dreyfus Socially Responsible Growth Fund, Inc.	7.96	8.64	37,515.58	8.86	11.45	39,806.11
Fidelity VIP Fund Investment Grade Bond	16.55	17.30	593,921.27	17.27	16.75	502,912.40
Invesco V.I Mid Cap Growth
Invesco V.I Global Health Care	10.65	12.47	126,142.60	12.69	17.28	119,888.50
Invesco V.I Technology	4.68	5.08	154,613.37	5.26	6.26	146,880.00

Subaccount	Accumulation Unit Value at 1/2/14	Accumulation Unit Value at 12/31/14	Number of Accumulation Units Outstanding at 12/31/14	Accumulation Unit Value at 1/2/15	Accumulation Unit Value at 12/31/15	Number of Accumulation Units Outstanding at 12/31/15
Alger American Capital Appreciation	11.33	20.86	112,315.35	20.84	21.84	104,425.56
Dreyfus Socially Responsible Growth Fund, Inc.	17.68	12.81	37,096.23	12.82	12.23	33,305.15
Fidelity VIP Fund Investment Grade Bond	17.21	17.49	404,497.18	17.53	17.14	349,865.24
Invesco V.I Mid Cap Growth				14.06	14.06	49,996.20
Invesco V.I Global Health Care	6.20	20.40	112,112.85	20.44	20.75	100,481.08
Invesco V.I Technology	18.44	6.86	152,148.24	6.86	7.23	152,182.01

Subaccount	Accumulation Unit Value at 1/4/16	Accumulation Unit Value at 12/30/16	Number of Accumulation Units Outstanding at 12/30/16	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/31/17	Number of Accumulation Units Outstanding at 12/31/17
Alger American Capital Appreciation	21.47	21.65	96,337.00	21.86	27.99	85,760.22
Dreyfus Sustainable U.S. Equity Portfolio, Inc	12.05	13.31	29,864.15	13.42	15.14	17,413.30
Fidelity VIP Fund Investment Grade Bond	17.15	17.71	299,638.57	17.72	18.20	258,328.30
Invesco V.I Mid Cap Growth	13.79	13.97	44,501.81	14.11	16.87	36,711.83
Invesco V.I Global Health Care	20.32	18.12	88,324.56	18.39	20.70	75,306.55
Invesco V.I Technology	7.07	7.07	130,274.52	7.17	9.43	100,602.99

16

The following information is for Subaccounts which began operations on May 1, 2004.

Subaccount	Accumulation Unit Value at 1/3/08	Accumulation Unit Value at 12/31/08	Number of Accumulation Units Outstanding at 12/31/08	Accumulation Unit Value at 1/2/09	Accumulation Unit Value at 12/31/09	Number of Accumulation Units Outstanding at 12/31/09
American Century VP Ultra®	12.18	7.12	12,256.12	7.33	9.44	14,036.49
American Century VP International	17.99	9.85	795,732.66	10.03	12.99	728,815.34
American Century VP Inflation Protection	11.61	11.19	534,705.52	11.05	12.19	477,086.39
Dreyfus Appreciation	12.74	8.95	128,320.28	9.19	10.82	106,107.14
Dreyfus Opportunistic Small Cap	10.01	6.28	20,865.94	6.38	7.80	23,584.37
Dreyfus Quality Bond	11.12	10.44	108,494.95	10.38	11.84	102,191.51
Franklin Mutual Shares Securities	14.09	8.83	124,773.52	9.07	10.98	124,536.74
Franklin Small Cap Value Securities	14.11	9.45	77,016.85	9.69	12.03	59,165.93
Franklin Small-Mid Cap Growth Securities	13.11	7.54	21,119.58	7.81	10.68	20,304.76
Franklin Templeton Foreign Securities	17.02	10.05	300,043.21	10.23	13.58	268,157.03
Franklin Templeton Global Real Estate	14.00	8.01	127,569.73	7.97	9.41	129,572.15
Fidelity Mid Cap	18.06	10.83	562,513.64	11.10	14.96	495,908.29
Neuberger Berman Mid Cap Growth	17.45	9.86	56,291.55	10.10	12.79	50,688.18
Neuberger Berman Small Cap Growth	11.26	6.81	138,379.37	6.92	8.25	130,420.47
Neuberger Berman Short Duration Bond	10.62	9.04	1,235,140.63	9.00	10.10	1,158,958.58
Deutsche Large Cap Value	13.24	7.11	39,204.64	7.36	8.76	29,440.35
Deutsche Small Mid Cap Value	15.84	9.45	77,016.85	10.70	13.39	360,814.42
T. Rowe Price Equity Income Portfolio II	13.44	8.57	1,153,421.31	8.85	10.58	1,112,837.08
T. Rowe Price Blue Chip Growth Portfolio II	13.27	7.60	386,584.31	7.85	10.63	326,555.54
T. Rowe Price Health Sciences Portfolio II	14.27	10.02	100,832.06	10.23	12.98	90,914.92

Subaccount	Accumulation Unit Value at 1/4/10	Accumulation Unit Value at 12/31/10	Number of Accumulation Units Outstanding at 12/31/10	Accumulation Unit Value at 1/3/11	Accumulation Unit Value at 12/30/11	Number of Accumulation Units Outstanding at 12/30/11
American Century VP Ultra®	9.59	10.81	6,989.10	10.92	10.77	6,030.16
American Century VP International	13.34	14.52	652,356.05	14.67	12.59	520,318.72
American Century VP Inflation Protection	12.21	12.67	463,138.08	12.64	14.00	286,462.82
Dreyfus Appreciation	10.99	12.30	93,436.52	12.37	13.23	77,519.46
Dreyfus Opportunistic Small Cap	8.00	10.09	30,651.89	10.28	8.57	22,022.39
Dreyfus Quality Bond	11.86	12.65	110,255.68	12.65	13.35	153,808.86
Franklin Mutual Shares Securities	11.12	12.04	103,906.51	12.15	12.80	221,431.90
Franklin Small Cap Value Securities	12.31	15.21	51,192.43	15.46	14.44	38,831.59
Franklin Small-Mid Cap Growth Securities	10.86	13.45	41,519.93	13.60	12.62	38,016.81
Franklin Templeton Foreign Securities	13.85	14.52	254,859.44	14.65	12.80	221,431.90
Franklin Templeton Global Real Estate	9.37	11.22	103,318.95	11.35	10.44	107,686.16
Fidelity Mid Cap	15.25	19.01	440,731.77	19.16
Neuberger Berman Mid Cap Growth	13.00	16.29	47,158.34	16.45	16.14	41,076.90
Neuberger Berman Small Cap Growth	8.46	9.74	116,015.32	9.89	9.50	89,804.03
Neuberger Berman Short Duration Bond	10.11	10.49	1,157,937.19	10.49	10.38	915,467.34
Deutsche Large Cap Value	8.94	9.69	28,728.32	9.78	9.56	25,926.55
Deutsche Small Mid Cap Value	13.65	16.20	307,510.77	16.37	14.97	181,880.32
T. Rowe Price Equity Income Portfolio II	10.75	11.97	1,029,119.99	12.10	11.69	754,868.47
T. Rowe Price Blue Chip Growth Portfolio II	10.77	12.16	297,989.29	12.31	12.15	234,388.30
T. Rowe Price Health Sciences Portfolio II	13.18	14.76	87,932.93	14.97	16.07	74,895.39

17

Subaccount	Accumulation Unit Value at 1/3/12	Accumulation Unit Value at 12/31/12	Number of Accumulation Units Outstanding at 12/31/12	Accumulation Unit Value at 1/2/13	Accumulation Unit Value at 12/31/13	Number of Accumulation Units Outstanding at 12/31/13
American Century VP Ultra®	10.95	12.10	2,843.61	12.40	16.36	2171.37
American Century VP International	12.91	15.04	415,345.95	14.79	13.44	183,822.80
American Century VP Inflation Protection	13.98	14.85	236,597.50	14.75	17.20	45,407.09
Dreyfus Appreciation	13.39	14.40	61,589.56	10.50	14.93	25,359.91
Dreyfus Opportunistic Small Cap	8.71	10.19	25,767.79	1408	13.68	132,077.30
Dreyfus Quality Bond	13.34	14.09	141,478.27	13.48	16.75	60,002.31
Franklin Templeton Mutual Shares Securities	11.91	13.24	62,390.88	17.32	22.65	27,488.37
Franklin Templeton Small Cap Value Securities	14.70	16.86	32,319.86	14.13	18.79	19,748.97
Franklin Templeton Small-Mid Cap Growth Securities	12.96	13.80	24,519.49	15.13	18.01	142,661.90
Franklin Templeton Foreign Securities	13.14	14.92	176,601.85	14.46	13.24	88,158.95
Franklin Templeton Global Real Estate	10.56	13.12	95,314.18	19.46	25.49	184,336.00
Fidelity Mid Cap	16.27	18.97	214,798.39	18.34	23.40	30,993.32
Neuberger Berman Mid Cap Growth	16.23	17.90	31,324.27	10.47	14.66	52,535.92
Neuberger Berman Small Cap Growth	9.55	10.20	72,099.97	10.71	10.62	649,726.80
Neuberger Berman Short Duration Bond	10.37	10.70	773,755.80	10.57	13.29	24,718.38
DWS Large Cap Value	9.70	13.82	25,572.53	17.18	22.23	109,502.50
DWS Small Mid Cap Value	15.20	16.73	145,209.27	13.77	17.20	435,758.10
T. Rowe Price Equity Income Portfolio II	11.87	13.47	570,153.84	14.51	19.63	145,549.10
T. Rowe Price Blue Chip Growth Portfolio II	12.36	14.13	184,314.69	21.31	30.80	63,126.49
T. Rowe Price Health Sciences Portfolio II	16.22	20.76	63,633.94	21.31	17.20	435,758.10

18

Subaccount	Accumulation Unit Value at 1/2/14	Accumulation Unit Value at 12/31/14	Number of Accumulation Units Outstanding at 12/31/14	Accumulation Unit Value at 1/2/15	Accumulation Unit Value at 12/31/15	Number of Accumulation Units Outstanding at 12/31/15
American Century VP Ultra®	16.78	17.74	2,116.13	17.70	18.60	2,566.51
American Century VP International	16.22	16.92	287,465.79	16.87	16.82	235,749.53
American Century VP Inflation Protection	16.78	13.73	138,329.77	13.81	13.23	115,988.83
Dreyfus Appreciation	17.94	18.34	30,709.49	18.29	17.64	25,244.02
Dreyfus Opportunistic Small Cap	13.48	14.96	24,454.39	14.81	14.42	25,647.32
Dreyfus Quality Bond	17.01	14.14	122,265.89	14.16	13.71	117,834.51
Franklin Templeton Mutual Shares Securities	13.69	17.69	58,555.73	17.64	16.59	53,860.93
Franklin Templeton Small Cap Value Securities	25.21	22.46	19,677.15	22.28	20.52	17,096.11
Franklin Templeton Small-Mid Cap Growth Securities	16.62	19.92	17,638.69	19.88	19.12	16,814.56
Franklin Templeton Foreign Securities	22.34	15.85	129,373.80	15.76	14.62	113,030.75
Franklin Templeton Global Real Estate	18.59	15.02	68,152.00	15.10	14.89	69,900.59
Fidelity Mid Cap	14.77	26.72	148,423.15	26.66	25.98	127,870.67
Neuberger Berman Mid Cap Growth	17.85	24.82	28,881.19	24.72	24.79	29,610.05
Neuberger Berman Small Cap Growth	13.19	14.96	40,811.58	14.86	9.58	48,381.17
Neuberger Berman Short Duration Bond	23.16	10.54	518,398.54	10.55	10.41	424,356.87
DWS Large Cap Value	18.28	14.46	23,599.58	14.46	13.24	22,802.67
DWS Small Mid Cap Value	14.49	23.04	87,100.38	22.93	22.22	67,210.25
T. Rowe Price Equity Income Portfolio II	10.62	18.16	352,465.38	18.16	16.64	281,582.16
T. Rowe Price Blue Chip Growth Portfolio II	21.95	21.07	102,405.15	21.06	23.02	97,695.95
T. Rowe Price Health Sciences Portfolio II	17.03	39.88	64,235.85	40.02	44.24	53,736.03

Subaccount	Accumulation Unit Value at 1/3/16	Accumulation Unit Value at 12/31/16	Number of Accumulation Units Outstanding at 12/31/16	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/31/17	Number of Accumulation Units Outstanding at 12/31/17
American Century VP Ultra®	10.34	12.33	25,823.45	19.39	24.98	2,708.10
American Century VP International	15.68	18.10	617,151.45	15.72	20.28	188,553.32
American Century VP Inflation Protection	10.64	11.49	1,255,391.41	13.70	14.00	94,196.55
Dreyfus Appreciation	12.16	12.88	216,453.41	18.87	23.57	16,954.25
Dreyfus Opportunistic Small Cap	11.64	10.20	26,843.81	16.83	20.47	19,903.32
Dreyfus Quality Bond	10.86	11.05	111,744.60	13.75	14.15	100,454.58
Franklin Mutual Shares Securities	14.02	14.24	166,258.59	19.11	20.28	45,035.91
Franklin Small Cap Value Securities	14.80	14.30	92,809.05	26.48	28.74	14,169.43
Franklin Small-Mid Cap Growth Securities	12.09	13.30	26,565.33	19.79	23.52	15,317.64
Franklin Templeton Foreign Securities	15.10	17.09	774,545.98	15.58	17.78	92,434.57
Franklin Templeton Global Real Estate	17.91	14.10	162,047.67	14.76	16.09	53,933.42
Fidelity Mid Cap	15.78	18.05	296,830.63	29.00	34.26	106,237.78
Neuberger Berman Mid Cap Growth	14.65	17.65	83,823.04	9.88	12.09	38,122.62
Neuberger Berman Small Cap Growth	11.48	11.42	485,097.80
Neuberger Berman Short Duration Bond	10.26	10.59	1,735,213.41	10.39	10.34	385,517.59
Deutsche CROCI U.S. VIP	13.81	13.39	58,291.23	12.53	15.04	15,626.16
Deutsche Small Mid Cap Value	15.73	16.06	544,208.87	25.70	27.72	52,133.21
T. Rowe Price Equity Income Portfolio II	13.43	13.63	121,053.68	19.66	22.26	206,909.60
T. Rowe Price Blue Chip Growth Portfolio II	12.11	13.44	1,139,712.20	23.04	30.58	78,410.11
T. Rowe Price Health Sciences Portfolio II	12.30	14.35	97,259.18	39.32	48.90	42,426.53

19

The following information is for Subaccounts which began operations on December 1, 2008.

Subaccount	Accumulation Unit Value at 12/1/08	Accumulation Unit Value at 12/31/08	Number of Accumulation Units Outstanding at 12/31/08	Accumulation Unit Value at 1/2/09	Accumulation Unit Value at 12/31/09	Number of Accumulation Units Outstanding at 12/31/09
AB International Growth Portfolio - Class A Shares	10.00	10.68	145,937.90	10.94	14.70	110,778.55
AB International Value Portfolio - Class A Shares	10.00	10.49	415,283.19	10.76	13.93	368,991.87
AB Small/Mid Cap Value Portfolio - Class A Shares	10.00	10.79	66,769.66	11.06	15.20	64,932.21
AB Value Portfolio - Class A Shares	10.00	10.39	N/A	10.59	12.31	1,145.93
Deutsche Small Cap Index VIP - Class A Shares	10.00	10.58	227.12	10.71	13.20	1,508.37
Fidelity Value Strategies Portfolio - Initial Class	10.00	10.60	N/A	10.99	16.47	18,880.08
Franklin Templeton Mutual Global Discovery Securities - Class 1 Shares	10.00	10.06	N/A	10.19	12.26	5,683.54
Franklin Templeton U.S. Government - Class 1 Shares	10.00	10.20	768,297.54	10.17	10.40	840,502.27
Neuberger Berman AMT Socially Responsive Portfolio - I Class	10.00	9.96	342.53	10.32	12.90	996.06
Oppenheimer Capital Income Fund/VA - Service Shares	10.00	10.06	N/A	10.30	12.06	N/A
Oppenheimer Main Street Small Cap Fund/VA® - Service Shares	10.00	10.71	N/A	11.00	14.46	853.52
Oppenheimer Global Strategic Income Fund/VA - Service Shares	10.00	10.52	N/A	10.49	12.28	5,196.48
T. Rowe Price Personal Strategy Balanced Portfolio VIP I	10.00	10.31	N/A	10.51	13.43	1,536.61
Van Eck VIP Trust Unconstrained Emerging Markets Bond - Initial Class	10.00	10.63	68.66	10.61	11.11	8,127.71
Van Eck VIP Trust Emerging Markets — Initial Class	10.00	10.51	286,226.29	10.86	22.09	171,390.89
Van Eck VIP Trust Global Hard Assets - Initial Class	10.00	9.93	N/A	10.37	15.43	9,617.74

20

Subaccount	Accumulation Unit Value at 1/4/10	Accumulation Unit Value at 12/31/10	Number of Accumulation Units Outstanding at 12/31/10	Accumulation Unit Value at 1/3/11	Accumulation Unit Value at 12/30/11	Number of Accumulation Units Outstanding at 12/30/11
AB International Growth Portfolio - Class A Shares	15.13	16.37	104,030.48	16.47	13.58	47,272.06
AB International Value Portfolio - Class A Shares	14.31	14.37	369,431.22	14.51	11.44	379,339.08
AB Small/Mid Cap Value Portfolio - Class A Shares	15.54	19.03	60,894.65	19.27	17.19	206,338.46
AB Value Portfolio - Class A Shares	12.59	13.58	2,561.47	13.72	12.92	1,643.76
Deutsche Small Cap Index VIP - Class A Shares	13.51	16.45	2,192.27	16.76	15.51	3,506.21
Fidelity Value Strategies Portfolio - Initial Class	16.86	20.57	21,293.36	20.82	18.50	14,044.55
Franklin Templeton Mutual Global Discovery Securities - Class 1 Shares	12.40	13.57	40,480.65	13.70	13.02	40,131.57
Franklin Templeton U.S. Government - Class 1 Shares	10.42	10.83	843,947.67	10.82	11.31	144,727.38
Neuberger Berman AMT Socially Responsive Portfolio - I Class	13.09	15.63	996.06	15.74	14.94	1,923.35
Oppenheimer Capital Income Fund/VA - Service Shares	12.22	13.40	2,848.23	13.47	13.27	1,585.15
Oppenheimer Main Street Small Cap Fund/VA® - Service Shares	14.74	17.54	4,300.72	17.84	16.89	2,593.19
Oppenheimer Global Strategic Income Fund/VA - Service Shares	12.35	13.90	29,984.65	13.92	13.80	50,095.48
T. Rowe Price Personal Strategy Balanced Portfolio VIP I	13.60	15.06	9,013.88	15.19	14.81	12,332.93
Van Eck VIP Trust Unconstrained Emerging Markets Bond - Initial Class	11.17	11.64	17,030.42	11.62	12.41	250,835.69
Van Eck VIP Trust Emerging Markets — Initial Class	22.56	27.63	153,592.44	28.09	20.23	97,834.22
Van Eck VIP Trust Global Hard Assets - Initial Class	16.04	19.67	24,510.49	19.77	16.21	123,208.92

21

Subaccount	Accumulation Unit Value at 1/3/12	Accumulation Unit Value at 12/31/12	Number of Accumulation Units Outstanding at 12/31/12	Accumulation Unit Value at 1/2/13	Accumulation Unit Value at 12/31/13	Number of Accumulation Units Outstanding at 12/31/13
AB International Growth Portfolio - Class A Shares	13.98	15.47	36,897.31	15.73	17.33	23,468.50
AB International Value Portfolio - Class A Shares	11.83	12.93	325,891.00	13.18	15.68	255,095.50
AB Small/Mid Cap Value Portfolio - Class A Shares	17.39	20.13	154,740.53	20.68	27.41	108,888.30
AB Value Portfolio - Class A Shares	13.15	14.75	2,471.78	15.14	19.90	2,681.89
Deutsche Small Cap Index VIP - Class A Shares	15.75	17.78	4,086.37	18.29	24.31	4,256.70
Fidelity Value Strategies Portfolio - Initial Class	18.77	23.22	3,976.15	23.74	29.87	3,552.64
Franklin Templeton Mutual Global Discovery Securities - Class 1 Shares	13.21	14.59	34,847.12	14.84	18.41	37,053.40
Franklin Templeton U.S. Government - Class 1 Shares	11.30	11.39	105,251.62	11.39	11.01	87,698.80
Neuberger Berman AMT Socially Responsive Portfolio - I Class	15.22	16.35	1,086.05	16.71	22.20	1,350.38
Oppenheimer Capital Income Fund/VA - Service Shares	13.39	14.67	2,608.45	14.86	16.32	5,253.50
Oppenheimer Main Street Small Cap Fund/VA® - Service Shares	17.07	19.60	3,837.00	20.06	27.18	4,530.63
Oppenheimer Global Strategic Income Fund/VA - Service Shares	13.82	15.40	77,499.39	15.42	15.13	80,900.00
T. Rowe Price Personal Strategy Balanced Portfolio VIP I	15.01	16.81	23,737.84	17.06	19.55	29,004.73
Van Eck VIP Trust Unconstrained Emerging Markets Bond - Initial Class	12.42	12.92	225,641.68	12.86	11.57	209,810.60
Van Eck VIP Trust Emerging Markets — Initial Class	20.74	25.90	81,811.67	26.36	28.611	74,363.37
Van Eck VIP Trust Global Hard Assets - Initial Class	16.84	16.52	111,665.78	16.92	18.01	106,236.90

22

Subaccount	Accumulation Unit Value at 1/3/14	Accumulation Unit Value at 12/31/14	Number of Accumulation Units Outstanding at 12/31/14	Accumulation Unit Value at 1/3/15	Accumulation Unit Value at 12/31/15	Number of Accumulation Units Outstanding at 12/31/15
AB International Growth Portfolio - Class A Shares	27.04	16.89	22,159.27	16.85	16.35	19,542.65
AB International Value Portfolio - Class A Shares	19.72	14.50	222,237.21	14.48	14.67	167,813.93
AB Small/Mid Cap Value Portfolio - Class A Shares	30.67	29.52	87,317.22	29.37	27.51	65,734.03
AB Value Portfolio - Class A Shares	19.48	21.81	3,645.24	21.81	20.01	2,525.49
Deutsche Small Cap Index VIP - Class A Shares	13.10	25.11	3,068.46	24.99	23.63	3,815.58
Fidelity Value Strategies Portfolio - Initial Class	15.44	31.48	5,988.32	31.45	30.11	6,914.86
Franklin Templeton Mutual Global Discovery Securities - Class 1 Shares	17.13	19.24	41,840.60	19.21	18.33	49,217.96
Franklin Templeton U.S. Government - Class 1 Shares	29.70	11.25	84,773.53	11.28	11.18	70,003.99
Neuberger Berman AMT Socially Responsive Portfolio - I Class	13.16	24.16	685.33	24.09	23.71	1,487.39
Oppenheimer Capital Income Fund/VA - Service Shares	24.05	17.39	5,000.67	17.40	17.25	12,672.62
Oppenheimer Main Street Small Cap Fund/VA® - Service Shares	21.93	29.92	4,958.82	29.77	27.71	6,675.96
Oppenheimer Global Strategic Income Fund/VA - Service Shares	26.93	15.29	79,865.57	15.29	14.70	78,625.08
T. Rowe Price Personal Strategy Balanced Portfolio VIP I	16.30	20.29	23,986.56	20.29	20.00	19,644.33
Van Eck VIP Trust Unconstrained Emerging Markets Bond - Initial Class	19.44	11.66	163,792.40	11.65	10.00	149,112.19
Van Eck VIP Trust Emerging Markets — Initial Class	15.10	28.10	68,605.52	28.07	23.83	62,696.96
Van Eck VIP Trust Global Hard Assets - Initial Class	28.28	14.37	93,827.49	14.45	9.43	121,903.51

23

Subaccount	Accumulation Unit Value at 1/1/3/16	Accumulation Unit Value at 12/31/16	Number of Accumulation Units Outstanding at 12/31/16	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/31/17	Number of Accumulation Units Outstanding at 12/31/17
AB International Growth Portfolio - Class A Shares	27.04	16.89	22,159.27	15.00	19.99	16,708.13
AB International Value Portfolio - Class A Shares	19.72	14.50	222,237.21	14.50	17.81	139,476.31
AB Small/Mid Cap Value Portfolio - Class A Shares	30.67	29.52	87,317.22	34.17	37.87	51,456.61
AB Value Portfolio - Class A Shares	19.48	21.81	3,645.24	22.27	24.66	1,712.12
Deutsche Small Cap Index VIP - Class A Shares	13.10	25.11	3,068.46	28.36	31.79	3,133.00
Fidelity Value Strategies Portfolio - Initial Class	15.44	31.48	5,988.32	32.90	38.32	6,578.40
Franklin Templeton Mutual Global Discovery Securities - Class 1 Shares	17.13	19.24	41,840.60	20.48	21.82	42,783.40
Franklin Templeton U.S. Government - Class 1 Shares	29.70	11.25	84,773.53	11.13	11.15	65,462.38
Neuberger Berman AMT Socially Responsive Portfolio - I Class	13.16	24.16	685.33	25.85	30.01	3,276.36
Oppenheimer Conservative Balanced Fund V- Service Shares	24.05	17.39	5,000.67	17.90	19.18	13,608.77
Oppenheimer Main Street Small Cap Fund/VA® - Service Shares	21.93	29.92	4,958.82	32.32	36.13	5,502.58
Oppenheimer Global Strategic Income Fund/VA - Service Shares	26.93	15.29	79,865.57	15.44	16.11	70,233.48
T. Rowe Price Personal Strategy Balanced Portfolio VIP I	16.30	20.29	23,986.56	21.09	24.31	18,490.47
Van Eck VIP Trust Unconstrained Emerging Markets Bond - Initial Class	19.44	11.66	163,792.40	10.52	11.61	120,310.17
Van Eck VIP Trust Emerging Markets — Initial Class	15.10	28.10	68,605.52	23.57	35.05	54,202.48
Van Eck VIP Trust Global Hard Assets - Initial Class	28.28	14.37	93,827.49	13.65	12.96	113,005.89

The following information is for the Subaccount which began operations on May 1, 2011.

24

Subaccount	Accumulation Unit Value at 1/3/11	Accumulation Unit Value at 12/30/11	Number of Accumulation Units Outstanding at 12/30/11	Accumulation Unit Value at 1/3/12	Accumulation Unit Value at 12/30/12	Number of Accumulation Units Outstanding at 12/30/12
Fidelity VIP Government Money Market Fund		12.09	416,096.61	12.09	11.93	5,197,173.93

Subaccount	Accumulation Unit Value at 1/2/13	Number of Accumulation Units Outstanding at 12/30/13	Accumulation Unit Value at 12/3/13	Accumulation Unit Value at 1/3/14	Accumulation Unit Value at 12/30/14	Number of Accumulation Units Outstanding at 12/30/14
Fidelity VIP Government Money Market Fund	11.93	547,074.90	11.76	11.76	11.60	632,529.40

Subaccount	Accumulation Unit Value at 1/2/15	Number of Accumulation Units Outstanding at 12/30/15	Accumulation Unit Value at 12/3/15	Accumulation Unit Value at 1/3/16	Accumulation Unit Value at 12/30/16	Number of Accumulation Units Outstanding at 12/30/16
Fidelity VIP Government Money Market Fund	11.60	11.44	819,043.98	11.76	11.60	632,529.40

Subaccount	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/29/17	Number of Accumulation Units Outstanding at 12/29/17
Fidelity VIP Government Money Market Fund	11.30	11.21	554,391.41

The following provides the information for Subaccounts which began operations on October 26, 2017.

Subaccount	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/29/17	Number of Accumulation Units Outstanding at 12/29/17
Touchstone Balanced Fund	—	26.58	316,077.95
Touchstone Bond Fund	—	19.96	397,174.94
Touchstone Common Stock Fund	—	35.86	455,852.24
Touchstone Small Company Fund	—	69.98	266,534.06

25

NATIONAL LIFE, THE VARIABLE ACCOUNT, AND THE FUNDS

National Life

National Life is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. It is now a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1, 1999. All policyholders of National Life, including all the Owners of the Contracts, are voting members of National Life Holding Company. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract’s benefits. Financial statements for National Life are contained in the Statement of Additional Information.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our General Account. To meet our claims-paying obligations, we monitor reserves so that we hold sufficient amounts to cover actual or expected claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Vermont Department of Financial Regulation—as well as the financial statements of the Variable Account (on a consolidated basis)—are located in the SAI. For a free copy of the SAI, call or write us at our Home Office. In addition, the SAI is available on the SEC's website at http://www.sec.gov.

The Variable Account

The Variable Account was established by National Life on November 1, 1996, pursuant to the provisions of Vermont law.

National Life has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the SEC.

The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts are obligations of National Life. Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

Net Premium Payments are allocated within the Variable Account among one or more Subaccounts made up of shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each of the Fund options.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (the “CEA”) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the separate accounts.

The Funds

You may choose from among a number of different Subaccount options. The investment experience of each of the Subaccounts depends on the investment performance of the underlying Fund.

26

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

The Variable Account purchases and redeems shares of the Funds at net asset value. The Variable Account automatically reinvests all dividend and capital gain distributions of the Funds in shares of the distributing Funds at their net asset value on the date of distribution. In other words, the Variable Account does not pay Fund dividends or Fund distributions out to you as additional units, but instead reflects them in unit values.

Before choosing to allocate your Premium Payments and Contract Value, carefully read the prospectus for each Fund, along with this prospectus. There is no assurance that any of the Funds will meet their investment objectives. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Funds. There is no assurance that the Fidelity Variable Insurance Products Fund V Government Money Market Fund (the “Fidelity Money Market Portfolio”) will be able to maintain a stable net asset value per share. You should know that during extended periods of low interest rates, and partly as a result of contract charges, the yields of the Fidelity Money Market Portfolio in which a Subaccount invests (the “Money Market Subaccount”) may also become extremely low and possibly negative.

Not all Funds may be available in all states or in all markets.

The following table provides certain information on each Fund, including its fund type, and its investment adviser (and subadviser, if applicable). There is no assurance that any of the Funds will achieve their investment objective(s). Certain portfolios may employ hedging strategies to provide for downside protection during a sharp decline in the equity markets. The cost of those hedging strategies could limit the upside participation by such portfolios in rising equity markets relative to other portfolios. Please consult your registered representative. You can find detailed information about the Funds, including a description of risks and expenses, in the prospectuses for the Funds. You should read these prospectuses carefully before investing and keep them for future reference.

Fund	Type of Fund	Investment Adviser	Subadviser
The Alger Portfolios:
Capital Appreciation Portfolio - Class O	Growth Equity	Fred Alger Management, Inc.	None
Large Cap Growth Portfolio - Class O	Large Growth Equity	Fred Alger Management, Inc.	None
Small Cap Growth Portfolio - Class O	Small Growth Equity	Fred Alger Management, Inc.	None
AB Variable Products Series Fund, Inc.:
International Growth – Class A	International Equity	AllianceBernstein L.P.	None
International Value – Class A	International Equity	AllianceBernstein L.P.	None
Small/Mid Cap Value – Class A	Small Mid Value Equity	AllianceBernstein L.P.	None
Value – Class A	Large Value Equity	AllianceBernstein L.P.	None
American Century Variable Portfolios, Inc.:
VP Income & Growth Portfolio - Class I	Large Value Equity	American Century Investment Management, Inc.	None
VP Inflation Protection Portfolio - Class I	Fixed Income	American Century Investment Management, Inc.	None
VP International Portfolio - Class I	International Equity	American Century Investment Management, Inc.	None
VP Ultra® Portfolio - Class I	Large Growth Equity	American Century Investment Management, Inc.	None
VP Value Portfolio - Class I	Mid Cap Value Equity	American Century Investment Management, Inc.	None
Dreyfus Variable Investment Fund
Appreciation Portfolio - Initial	Large Blend	The Dreyfus Corporation	Fayez Sarofim & Co.
Opportunistic Small Cap Portfolio - Initial	Aggressive Growth	The Dreyfus Corporation	None
Quality Bond Portfolio - Initial	Investment Grade Bond	The Dreyfus Corporation	None
Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Initial	Large Cap Growth	The Dreyfus Corporation	None

27

Deutsche Variable Series II:
Deutsche Large Cap Value VIP - Class B	Large Value	Deutsche Investment Management Americas, Inc.	Deutsche Asset Management International GmbH (DeAMi)
Deutsche Small Mid Cap Value VIP - Class B	Small Cap Value	Deutsche Investment Management Americas, Inc.	Deutsche Asset Management International GmbH (DeAMi)
Deutsche Investments VIT Funds:
Small Cap Index VIP - Class A	Small Index Equity	Deutsche Investment Management Americas, Inc.	Northern Trust Investments, Inc.
Fidelity® Variable Insurance Products
VIP Contrafund® Portfolio - Initial Class	Large Growth Equity	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Equity-Income Portfolio - Initial Class	Large Value Equity	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Growth Portfolio - Initial Class	Large Growth Equity	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP High Income Portfolio - Initial Class	Below Investment Grade Bond	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Index 500 Portfolio - Initial Class	Index Equity	Fidelity Management & Research Company (FMR)	Geode Capital Management, LLC (Geode®) and FMR Co., Inc. (FMRC)
VIP Investment Grade Bond Portfolio - Initial Class	Investment Grade Bond	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Mid Cap Portfolio - Initial Class	Mid Cap Blend	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Government Money Market Portfolio - Service Class	Money Market	Fidelity Management & Research Company (FMR)	Fidelity Investments Money Management, Inc. (FIMM) and other affiliates of FMR
VIP Overseas Portfolio - Initial Class	International Equity	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Value Strategies Portfolio - Initial Class	Value Equity	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR

28

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Fund - Class 2	Foreign	Templeton Investment Counsel, LLC	None
Franklin Global Real Estate VIP Fund - Class 2	Sector Equity	Franklin Advisors, Inc.	None
Franklin Mutual Shares VIP Fund - Class 2	Mid Cap Value	Franklin Mutual Advisors, LLC	None
Franklin Small Cap Value VIP Fund - Class 2	Small Cap Value	Franklin Advisory Services, LLC	None
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Small-Mid Cap Growth	Franklin Advisors, Inc.	None
Franklin U.S. Government VIP Fund - Class 1	Government Bond	Franklin Advisors, Inc.	None
Invesco Variable Insurance Funds:
Invesco V.I. Mid Cap Growth Fund - Series I	Mid Cap Growth Equity	Invesco Advisers Inc.	None
Invesco V.I. Global Health Care Fund - Series I	Sector Equity	Invesco Advisers Inc.	None
Invesco V.I. Technology Fund - Series I	Sector Equity	Invesco Advisers Inc.	None
JPMorgan Insurance Trust:
Small Cap Core Portfolio - Class 1	Small Cap Blend Equity	J.P. Morgan Investment Management Inc.	None
Neuberger Berman Advisers Management Trust
Short Duration Bond Portfolio - I Class	Short-Term	Neuberger Berman Investment Advisers LLC	None
Mid Cap Growth Portfolio - I Class	Mid-Cap Growth Equity	Neuberger Berman Investment Advisers LLC	None
Mid Cap Growth Portfolio - S Class	Mid-Cap Growth Equity	Neuberger Berman Investment Advisers LLC	None
Large Cap Value Portfolio - I Class	Large Value	Neuberger Berman Investment Advisers LLC	None
Sustainable Equity Portfolio - I Class	Mid Large Value Equity Sustainable	Neuberger Berman Investment Advisers LLC	None
Oppenheimer Variable Account Funds
Capital Income Fund/VA - Service	Hybrid Equity and Debt	OppenheimerFunds, Inc.	None
Main Street Small Cap Fund/VA - Service	Small Value Equity	OppenheimerFunds, Inc.	None
Global Strategic Income Fund/VA - Service	Bond	OppenheimerFunds, Inc.	None
Touchstone Variable Strategic Trust
TVST Balanced Fund	Hybrid Equity and Debt	Touchstone Advisors, Inc.	Fort Washington Investment Advisors, Inc.
TVST Bond Fund	Investment- Grade Bond	Touchstone Advisors, Inc.	Fort Washington Investment Advisors, Inc.
TVST Common Stock Fund	Large Blend Equity	Touchstone Advisors, Inc.	Fort Washington Investment Advisors, Inc.
TVST Small Company	Small Growth Equity	Touchstone Advisors, Inc.	Fort Washington Investment Advisors, Inc.
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio II - Class II shares	Large Value	T. Rowe Price Associates, Inc.	None
Blue Chip Growth Portfolio II - Class II shares	Large Growth	T. Rowe Price Associates, Inc.	None
Health Sciences Portfolio II - Class II shares	Sector Equity	T. Rowe Price Associates, Inc.	None
Personal Strategy Balanced Portfolio	Blend	T. Rowe Price Associates, Inc.	None
Van Eck VIP Trust
Unconstrained Emerging Markets Bond Fund - Initial Class	Unconstrained Emerging Markets Bond	Van Eck Associates Corporation	None
Emerging Markets Fund - Initial Class	Foreign Equity	Van Eck Associates Corporation	None
Global Hard Assets Fund - Initial Class	Global Sector Equity	Van Eck Associates Corporation	None
Wells Fargo Variable Trust
Wells Fargo VT Discovery Fund - Class 2 Shares	Mid Cap Growth Equity	Wells Fargo Funds Management, LLC	Wells Capital Management, Incorporated
Wells Fargo VT Opportunity Fund - Class 2 Shares	Mid Cap Blend	Wells Fargo Funds Management, LLC	Wells Capital Management, Incorporated

29

Other Information

Contractual Arrangements. National Life has entered or may enter into agreements with Funds pursuant to which the adviser or an affiliate pays National Life a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts in exchange for providing administration and other services to Owners on behalf of the Funds. Administration and services may include answering Owner’s questions about the Funds, providing prospectuses, shareholder reports and other Fund documents, providing Funds and their boards information about the Contracts and their operations and/or collecting voting instructions for Fund shareholder proposals. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that National Life issues. These percentages may differ and we may be paid a greater percentage by some investment advisers or affiliates than others. The amount of this compensation with respect to the Contracts during 2017 ranged from $1,559.06 to $40,451.45 per adviser / affiliate, and the percentages of assets on which the fees are based ranged from 0.05% to 0.35% (this includes payments received in 2017 for services rendered in 2016). The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us to provide these services. The payments we receive as compensation for providing these services may be used by us for any corporate purpose, including payment of expenses (i) that we and our affiliates incur in promoting, issuing, marketing and administering the Contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering a Fund. National Life may profit from these payments. For more information on the compensation we receive, see “Contractual Arrangement between National Life and the Funds’ Investment Advisors or Distributors” in the Statement of Additional Information.

Our affiliate, Equity Services, Inc. (“ESI”), the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Fund assets pursuant to a 12b-1 plan. The 12b-1 plan is described in more detail in each Fund’s prospectus. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in Fund shares.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the alignment of the investment objectives of a Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described above and in the Statement of Additional Information under “Contractual Arrangements Between National Life And The Funds’ Investment Advisors Or Distributors.” We review the Funds periodically and may remove a Fund or limit its availability to new Premium Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen.

Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management and other fees that the Funds pay to their respective investment advisers, and in some cases, subadvisers and other service providers (see the Funds’ prospectuses for more information). As described above, an investment adviser or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

Conflicts of Interest. The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of National Life. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the underlying Fund(s) involved in the conflict.

30

Change of Address Notification

To protect you from fraud and theft, National Life may verify any changes in address you request by sending a confirmation of the change to both your old and new address. National Life may also call you to verify the change of address.

Unclaimed or Abandoned Property

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, then the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation.  To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please call 1-800-732-8939 to make such changes.

DETAILED DESCRIPTION OF CONTRACT PROVISIONS

We describe our basic Contract below. There may be differences in your Contract (such as differences in fees, charges or benefits) from the one described in this prospectus because of the requirements of the state where we issued your Contract. Please consult your Contract for its specific terms.

Issuance of a Contract

This Contract is not available to new purchasers.

The Contract is available to Owners up to and including age 85, on an age on nearest birthday basis, on the Date of Issue. If the Contract is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue, again on an age on nearest birthday basis. If the Owner is not a natural person, then the age of the Annuitant must meet the requirements for Owners. At our discretion, we may issue Contracts at ages higher than age 85.

In order to purchase a Contract, an individual must forward an application to us through a licensed National Life agent who is also a registered representative of ESI, the principal underwriter of the Contracts, or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

If you are purchasing the Contract in connection with a tax-favored arrangement, including an IRA and a Roth IRA, you should carefully consider the costs and benefits of the Contract (such as annuitization benefits) before purchasing a Contract since the tax-favored arrangement itself provides for tax-sheltered growth.

You should not purchase this Contract if you plan to use it for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract, you represent and warrant that you are not using this Contract for speculation, arbitrage, viatication or any other type of collective investment trust.

Tax Free “Section 1035” Exchanges. You can generally exchange one variable annuity contract for another in a “tax-free exchange” under Section 1035 of the Code. Before making the exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract and other charges might be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interests. You should be aware that your insurance agent will generally earn a commission if you buy this Contract through an exchange or otherwise.

Important Information About Procedures for Opening a New Account. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

31

What this means for you: When you open an account (i.e., purchase a Contract), we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

Premium Payments

The Initial Premium Payment. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and must be at least $1,500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums. For Contracts purchased in South Carolina, the initial Premium Payment for Qualified Contracts must be at least $3,000.

Subsequent Premium Payments. Subsequent Premium Payments may be made at any time, but must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. Subsequent Premium Payments to the Variable Account will purchase Accumulation Units at the price next computed for the appropriate Subaccount after we receive the additional Premium Payment. For Contracts purchased in the State of Oregon prior to March 2, 2005, we are not permitted to accept subsequent Premium Payments on or after the third Contract Anniversary. We may accept subsequent premium payments on or after the third Contract Anniversary for new Contracts purchased in the State of Oregon. For Contracts purchased in the State of Massachusetts by Owners who were less than 60 at the time of purchase, we will not accept Premium Payments after the Owner attains the age of 63. For Contracts purchased in the State of Massachusetts by Owners who were 60 or older at the time of purchase, we will not accept Premium Payments after the third Contract Anniversary.

The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent.

Transactions will not be processed on the following days: New Year’s Day, Presidents’ Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day. Please remember that we must receive a transaction request in good order at our Home Office before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, to process the transaction on that Valuation Day.

Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account, the Fixed Account and/or the Guaranteed Accounts. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see “Telephone Transaction Privilege,” below); all such allocation instructions must be provided in good order. If you change the Contract’s premium allocation percentages, Fund Rebalancing will automatically be discontinued unless you specifically direct otherwise. To allocate premiums other than to the existing allocation, the owner must submit a written request with clear direction separate from the check.

The percentages of Net Premium Payments that may be allocated to any Subaccount, the Fixed Account, or any Guaranteed Account must be in whole numbers of not less than 1%, and the sum of the allocation percentages must be 100%. We allocate the initial Net Premium Payment within two business days after receipt at our home office, if the application and all information necessary for processing the order are complete. We do not begin processing your purchase order until we receive the application and initial premium payment at our Home Office, identified on the first page of this prospectus, from your agent’s broker-dealer.

If the application is not properly completed, we retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the Owner within two business days.

We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments at our Home Office, based on your allocation percentages then in effect. Please note that if you submit your Premium Payment to your agent, we will not begin processing the Premium Payment until we have received it from your agent’s selling firm. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased is converted into Accumulation Units.

When all or a portion of a premium payment is received without a clear subaccount designation or allocated to a subaccount that is not available for investment, we may allocate the undesignated portion or the entire amount, as applicable, into the Money Market Subaccount. You may at any time after the deposit direct us to redeem or exchange units in the Money Market Subaccount, which will be completed at the next appropriate net asset value. All transactions will be subject to any applicable fees or charges.

The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

32

We offer a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net Premium Payment comes from the surrender of an annuity contract issued by National Life’s affiliate, Life Insurance Company of the Southwest. We pay this credit after the free look right with respect to the Contract has expired.

Transfers

You may transfer the Contract Value among the Subaccounts of the Variable Account and among the Variable Account, the Fixed Account (subject to the limitations set forth below) and the Guaranteed Accounts by making a written transfer request. If you elect the telephone transaction privilege, you may make transfers by telephone. See “Telephone Transaction Privilege,” below. Transfers are made as of the Valuation Day that the request for transfer is received, in good order, at our Home Office. Please remember that a Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m. Eastern Time. Transfers to or from the Subaccounts may be postponed under certain circumstances. See “Payments,” below. A market value adjustment will be applied to transfers out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below.

We currently allow transfers to the Fixed Account and the Guaranteed Accounts of all or any part of the Variable Account Contract Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account and/or the Guaranteed Accounts to 25% of the Variable Account Contract Value during any Contract Year. For Contracts issued in Massachusetts only, we will enforce the above restrictions on your ability to move Contract Value into the Fixed Account and the Guaranteed Accounts only when the yield on investment would not support the statutory minimum interest rate. In addition, we will enforce these restrictions only in a manner that would not be unfairly discriminatory.

You may, one time each year between January 1st and February 15th, transfer a portion of the unloaned value in the Fixed Account to the Variable Account. We reserve the right to restrict this transfer to 10% of the Contract Value in the Fixed Account (25% in New York). After a transfer from the Fixed Account to the Variable Account or a Guaranteed Account, we reserve the right to require that the value transferred remain in the Variable Account or a Guaranteed Account for at least one year before it may be transferred back to the Fixed Account. Because of the Fixed Account’s transfer restrictions, it may take you several years to transfer all of your Accumulated Value in the Fixed Account to a Guaranteed Account or to the Subaccounts of the Variable Account. You should carefully consider whether the Fixed Account and a Guaranteed Account meet your investment criteria.

For Contracts issued after July 1, 2004, where this provision has been approved by your state insurance regulator, if you transfer Contract Value out of any Guaranteed Account, you may not transfer Contract Value back into any Guaranteed Account until one year has elapsed from the time of the transfer out of a Guaranteed Account.

We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

We have no current intention to impose a transfer charge. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of 12 transfers in any one Contract Year. We may do this if the expense of administering transfers becomes burdensome. See “Transfer Charge,” below.

Disruptive Trading

Policy. The Contracts are intended for long-term investment by Owners. They were not designed for the use of market timers or other investors who make similar programmed, large, frequent, or short-term transfers. Market timing and other programmed, large, frequent, or short-term transfers among the Subaccounts or between the Subaccounts and the Fixed Account or a Guaranteed Account can cause risks with adverse effects for other Owners (and beneficiaries and Funds). These risks include:

•	the dilution of interests of long-term investors in a subaccount if purchases or transfers into or out of a Fund are made at prices that do not reflect an accurate value for the Fund’s investments;

•	an adverse effect on Fund management, such as impeding a Fund manager’s ability to sustain an investment objective, causing a Fund to maintain a higher level of cash than would otherwise be the case, or causing a Fund to liquidate investments prematurely (or at an otherwise inopportune time) to pay withdrawals or transfers out of the Fund; and

•	increased brokerage and administrative expenses.

The risks and costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the “Procedures”) and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

33

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the Funds, we cannot guarantee that all harmful trading will be detected or that a Fund will not suffer harm from programmed, large, frequent, or short-term transfers among the Subaccounts of variable products issued by these companies or retirement plans.

Deterrence. Once an Owner has been identified as a “market timer” under the Procedures, we notify the Owner that we will not accept instructions for such market timing or other similar programmed, large, frequent or short-term transfers in the future. We also will mark the Contract on our administrative system so that the system will have to be overridden by the Variable Products services staff to process any transfers. We will only permit the Owner to make transfers when we believe the Owner is not “market timing.”

In our sole discretion, we may revise the Procedures at any time, without prior notice, as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). We also reserve the right, to the extent permitted or required by applicable law, to (1) implement and administer redemption fees imposed by one or more Funds in the future, (2) deduct redemption fees imposed by the Funds, and (3) suspend the transfer privilege at any time we are unable to purchase or redeem shares of the Funds. We may be required to share personal information about you with the Funds.

We currently do not impose redemption fees on transfers. Further, for transfers between or among the Subaccounts, we currently do not expressly allow a certain number of transfers in a given period or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our Procedures in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. You should be aware that we may not have the operational capacity to apply the frequent trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

Owners should be aware that we are required to provide to a portfolio or its designee, promptly upon request, certain information about the trading activity of individual Owners, and to restrict or prohibit further purchases or transfers by specific Owners identified by a portfolio as violating the frequent trading policies established for that portfolio. If we do not process a purchase because of such restriction or prohibition, we may return the premium to the Owner, place the premium in the Money Market Subaccount until we receive further instruction from the Owner and/or replace the restricted or prohibited Subaccount with the Money Market Subaccount in the Owner’s default allocation until we receive further instructions from the Owner.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund’s ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Fund will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Funds. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of Fund shares, as well as the owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

34

As a result of our discretion to permit Owners previously identified as “market timers” to make transfers that we do not believe involve “market timing,” and as a result of operational and technological limitations, differing fund procedures, and the omnibus nature of purchase and redemption orders, some Owners may still be able to engage in market timing, while other Owners bear any adverse effects of that market timing activity. To the extent we are unable to detect and deter market timing or other similar programmed, large, frequent, or short-term transfers, the performance of the Subaccount and the Fund could be adversely affected, including by (1) requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund’s manager might otherwise choose to maintain or to liquidate Fund holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses and (2) diluting returns to long-term shareholders.

Value of a Variable Account Accumulation Unit

We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccounts commenced operations. We determine the value for any subsequent Valuation Period by multiplying the value of an Accumulation Unit for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum value of an Accumulation Unit is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor. Each Subaccount of the Variable Account has its own Net Investment Factor.

The Net Investment Factor measures the daily investment performance of that Subaccount.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Fund shares because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends that are credited by some Funds (e.g., the Fidelity Money Market Portfolio).

Determining the Contract Value.

The Contract Value is the sum of:

1) the value of all Variable Account Accumulation Units, plus

2) amounts allocated and credited to the Fixed Account, plus

3) amounts allocated and credited to a Guaranteed Account, minus

4) any outstanding loans on the Contract and accrued interest on such loans.

When charges or deductions are made against the Contract Value, we deduct an appropriate number of Accumulation Units from the Subaccounts and an appropriate amount from the Fixed Account in the same proportion that your interest in the Subaccounts and the unloaned value in the Fixed Account bears to the total Contract Value. We will not deduct charges or deductions from a Guaranteed Account unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and in the Fixed Account. If we need to deduct charges or deductions from the Guaranteed Accounts, we will do so pro rata from all Guaranteed Accounts, and within Guaranteed Accounts of the same duration, on a first-in-first-out basis; that is, the Contract Value with the earliest date of deposit will be deducted first. Value held in the Fixed Account and the Guaranteed Accounts is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to CDSCs, the Annual Contract Fee, optional Enhanced Death Benefit Rider charge, and premium taxes, if applicable.

Annuitization

Maturity Date. The Maturity Date is the date on which annuity payments are scheduled to begin. You may indicate the Maturity Date on the application. The earliest Maturity Date must be at least 2 years after the Date of Issue, unless otherwise approved (10 years after the Date of Issue in the States of Oregon and Massachusetts). If no specific Maturity Date is selected, the Maturity Date will be your 90th birthday, the 90th birthday of the oldest of Joint Owners, or the Annuitant’s 90th birthday if the Owner is not a natural person; or, if later, 10 years after the Date of Issue. You may elect a single payment equal to the Cash Surrender Value on the Maturity Date, rather than annuity payments. You may also settle the contract under a Payment Option prior to the scheduled maturity date. You may contact either your registered representative or the Home Office for requirements to settle the Contract. Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life.

If you request in writing (see “Ownership Provisions,” below), and we approve the request, the Maturity Date may be accelerated or deferred. However, we will not permit an acceleration of a Contract’s Maturity Date to any date before the 30-day window prior to the termination date of any Guaranteed Account held by the Contract. If an Owner of such a Contract desires to accelerate that Contract’s Maturity Date, the Owner must first transfer the Contract Value in all Guaranteed Accounts the termination dates of which would occur more than 30 days after the accelerated Maturity Date into the Fixed Account or the Variable Account. A market value adjustment will be applied to such Contract Value transferred out of the Guaranteed Accounts. See “The Guaranteed Accounts,” below.

35

Election of Payment Options. You may, with prior written notice (in good order) and at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Contract Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Contract Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, we will pay the proceeds as Option 3 - Payments for Life with 120 months certain. You may elect, revoke or change an Annuity Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment Options available are described below.

Frequency and Amount of Annuity Payments. The amount of your annuity payment depends in part on the frequency and duration of annuity payments. If you would like the amount of your annuity payments to be as large as possible, you should select an option that pays less frequently and for a shorter duration. On the other hand, if it is important for you to receive annuity payments as often and for as long a time period as possible, you should select an annuity payment option that pays more frequently and for a longer period of time. Please note that, in general, the more frequent or the longer the duration is for annuity payments, the smaller the amount that each annuity payment will be. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

Annuitization - Variable Account

We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account Contract Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being on his or her birthday nearest the Annuitization Date, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The following steps are taken to establish the number of Annuity Units representing each monthly annuity payment:

•	The dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;
•	The number of Annuity Units remains fixed during the annuity payment period;
•	The dollar amount of the second and subsequent payments is not predetermined and may change from payment to payment; and
•	The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

Once payments have begun, future payments will not reflect any changes in mortality experience.

Value of an Annuity Unit. The value of an Annuity Unit for a Subaccount is set at $10 when the first Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see “Net Investment Factor,” above).

Assumed Investment Rate. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. We may make assumed investment rates available at rates other than 3.5%. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return, as measured by the Net Investment Factor, is at a constant annual rate of 3.5%, the annuity payments will be level.

Annuitization - Fixed Account

A Fixed Annuity is an annuity with payments that are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the Annuitization Date using the age of the Chosen Human Being on his or her nearest birthday, and the sex of the Chosen Human Being, if applicable. The applicable Annuity Table will be based on our expectation of investment earnings, expenses and mortality (if payments depend on whether the Chosen Human Being is alive) on the Annuitization Date. The applicable Annuity Table will provide a periodic Fixed Annuity payment at least as great as the guarantee described in your Contract.

36

We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of Fixed Annuity payments.

Annuity Payment Options

Any of the following Annuity Payment Options may be elected:

Option 1-Payments for a Stated Time. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

Option 2-Payments for Life. An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. It would be possible under this option for the Payee to receive only one annuity payment if the annuitant dies before the second annuity payment date, two annuity payments if the Annuitant dies before the third annuity payment date, and so on.

Option 3-Payments for Life with Period Certain-Guaranteed. For an annuity that if at the death of the Chosen Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period.

We may allow other Annuity Payment Options, including, if applicable, the Stretch Annuity Payment Option described below.

Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If a request is approved by us, it will be permitted under the Contract.

Qualified Contracts (except Roth IRAs before the Owner’s death) are subject to the minimum distribution requirements set forth in the Code. Payment Option 1 may not satisfy these requirements. Please consult a tax advisor.

Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under Payment Option 1, you may also fully surrender the Contract at any time. Upon surrender in this situation, the Owner will receive the remaining value of the Contract, which is the value of the Contract used to determine the most recent payment amount, adjusted for investment performance through the date of surrender. Surrender is subject to any applicable CDSC at the time of the surrender.

Stretch Annuity Payment Option

We offer the Stretch Annuity Payment Option to Contracts that have paid Net Premium Payments, less any Withdrawals (including the impact of any CDSC associated with such Withdrawals), of at least $25,000 per beneficiary participating in the payment option.

Under this payment option, we will make annual payments for a period determined by the joint life expectancy of an initial Payee and a beneficiary, as calculated based on Table VI of Section 1.72-9 of the Income Tax Regulations (but if the Contract is a Qualified Contract, no less than the minimum required distribution under the Code). The beneficiary may be a much younger person than the initial Payee, such as a grandchild, so that under this payment option, payments may be made over a lengthy period of years.

Please consult your authorized National Life representative for more information on the Stretch Annuity Payment Option.

You should consult your tax advisor about potential income, gift, estate and generation-skipping transfer tax consequences of electing the Stretch Annuity Payment Option.

Death of Owner

If you or a Joint Owner dies prior to the Annuitization Date, then we will pay (unless the Enhanced Death Benefit Rider has been elected) a Death Benefit to the Beneficiary.

The Contract provides that if you or a Joint Owner dies prior to the Contract Anniversary on which your age, on an age on nearest birthday basis, is 81, the Death Benefit will be equal to the greater of:

(a)	the Contract Value, or

37

(b)	the Net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value), and

(c)	in each case minus any applicable premium tax charge to be assessed upon distribution.

Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life.

For Contracts issued prior to November 1, 2003 only, or if your state approved the adjustment referred to in (b) above for cases where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value after that date, or has not yet approved that adjustment, that adjustment will not be made. In the case of these Contracts, a Withdrawal will reduce the Death Benefit only by the amount of the Withdrawal.

The Contract further provides that if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.

For Contracts issued prior to November 1, 2003 only, we are currently providing a Death Benefit that is equal to the greater of (a) or (b) above even if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, as long as your age, on an age on nearest birthday basis, was less than 81 on the Date of Issue of the Contract. We currently intend to pay this Death Benefit even though its terms are more favorable to you than what is guaranteed in the Contract. We will notify you if we discontinue this Death Benefit.

Unless the Beneficiary is the deceased or the Owner’s (or Joint Owner’s) spouse (as defined under Federal law), the Death Benefit must be distributed within five years of such Owner’s death. The Beneficiary may elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner’s death and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or, if applicable, a Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner.

Death of Annuitant Prior to the Annuitization Date

If an Annuitant who is not an Owner dies prior to the Annuitization Date, a Death Benefit equal to the Cash Surrender Value of the Contract will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant’s death, the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive, in good order, at our Home Office in writing:

•	due proof of the Annuitant’s or an Owner’s (or Joint Owner’s) death;

38

•	an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and

•	any form required by state insurance laws.

If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law the Death Benefit will be paid in a single sum payment.

If you or your Beneficiary elect to receive proceeds in a lump sum payment, unless the Beneficiary requests a National Life check, we will place the proceeds into an interest bearing special account maintained by a financial institution and retained by us in our General Account. In that case, we will send you or your Beneficiary a "draftbook"; you or your Beneficiary can access funds from the special account by writing a "draft" for all or a portion of the Death Benefit proceeds. We fund the "draft" writing privileges. The interest bearing special account is not a bank account and is subject to the claims of our creditors. The interest bearing special account is not insured nor guaranteed by the FDIC or any other government agency. We will send the payee the "draftbook" within seven days of when we placed the proceeds into the special account, and the payee will receive any interest on the proceeds placed in the special account. There is no guaranteed rate of interest credited to the proceeds placed in the special account. However, any interest credited to the special interest bearing account will be currently taxable to you or your Beneficiary in the year in which it is credited. We may make a profit on all amounts left in the interest bearing special account.

Generation-Skipping Transfers

We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

Ownership Provisions

Unless otherwise provided, the Owner has all rights under the Contract. If the purchaser names someone other than himself or herself as owner, the purchaser will have no rights under the contract. If Joint Owners are named, each Joint Owner possesses an undivided interest in the Contract. The death of any Joint Owner triggers the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see “Federal Income Tax Considerations,” below). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be in good order—(1) made by proper written application, (2) received and recorded by National Life at its Home Office, and (3) may include a signature guarantee as specified in the “Surrender and Withdrawal” provision below. The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time the request for change was received (in good order) and recorded.

The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.

CHARGES AND DEDUCTIONS

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSCs, the Annual Contract Fee and Premium Tax deductions and the charge for the Enhanced Death Benefit Rider, if applicable. The Fixed Account and the Guaranteed Accounts are not subject to the Mortality and Expense Risk Charge and the Administration Charge.

39

We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include:

•	processing applications for and issuing the Contracts;
•	processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);
•	maintaining records;
•	administering annuity payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing Contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone transaction privileges.

The risks we assume include:

•	the risk that the actual life-span of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed);
•	the risk that Death Benefits, or the Enhanced Death Benefit under the optional Enhanced Death Benefit Rider, will exceed the actual Contract Value;
•	the risk that more Owners than expected will qualify for and exercise waivers of the CDSC; and
•	the risk that our costs in providing the services will exceed our revenues from the Contract charges (which we cannot change).

The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the CDSC collected may not fully cover all of the distribution expenses we incur. We may also realize a profit on one or more of these charges. We may use any profits for any corporate purpose, including sales expenses.

Deductions from the Variable Account

We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge.

Contingent Deferred Sales Charge

We may pay a commission up to 6.5% (up to 7.0% during certain promotional periods) for the sale of a Contract; however, we make no deduction for a sales charge from the Premium Payments for these Contracts. However, if a Withdrawal is made or a Contract is surrendered, we will with certain exceptions, deduct a CDSC.

The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Net Premium Payments that are withdrawn or surrendered. For purposes of calculating the CDSC Withdrawals or surrenders are considered to come first from the oldest Net Premium Payment made to the Contract, then the next oldest Net Premium Payment and so forth, and last from earnings on Net Premium Payments. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on Net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Net Premium Payments within the time periods set forth.

The CDSC applies to Net Premium Payments as follows:

Number of Completed Years from Date of Net Premium Payment	Contingent Deferred Sales Charge Percentage	Number of Completed Years from Date of Net Premium Payment	Contingent Deferred Sales Charge Percentage

0	7%	4	3%
1	6%	5	2%
2	5%	6	1%
3	4%	7	0%

In any Contract Year after the first Contract Year, you may make Withdrawals, without a CDSC, of an aggregate amount equal to 15% of the Contract Value (except for in New Jersey and the State of Washington where the free amount is 10%). This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.

40

In the first Contract Year, a CDSC-free Withdrawal is available in an amount not exceeding 1/12th of 15% (10% in New Jersey and the State of Washington) of each Premium Payment for each completed month since each Premium Payment. Two ways to access these CSDC-free amounts in the first Contract Year are by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see “Available Automated Fund Management Features-Systematic Withdrawals,” below), or by making a Withdrawal that is part of a series of substantially equal periodic payments over the life of the Owner or the joint lives of the Owner and his or her spouse, to which section 72(t)(2)(A)(iv) of the Code applies. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. You may be subject to a tax penalty if you take Withdrawals prior to age 59½ (see “Federal Income Tax Considerations,” below). In New Jersey and the State of Washington, the CDSC-free provision will apply to full surrenders and Withdrawals but will be limited to 10% of the Contract Value as of the most recent Contract Anniversary for both Withdrawals and full surrenders.

In addition, no CDSC will be deducted:

•	upon the Annuitization of Contracts,
•	upon payment of a death benefit pursuant to the death of the Owner, or
•	from any values which have been held under a Contract for at least 84 months.

No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account or a Guaranteed Account and the Variable Account; however, a Market Value Adjustment may apply to transfers out of a Guaranteed Account before the termination date of such account.

When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a CDSC after the first Contract Year, shall be the larger of (a) or (b), where

(a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and where

(b) is the difference between the Contract Value as of the last Contract Anniversary and the Net Premium Payments made to the Contract, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Contract Anniversary.

We will waive the CDSC if the Owner dies or if the Owner annuitizes. However, if the Owner elects a settlement under Payment Option 1, and subsequently surrenders the Contract prior to seven years after the date of the last Premium Payment, the surrender will be subject to a CDSC.

We will also waive the CDSC if, following the first Contract Anniversary, you are confined to an eligible nursing home for at least the 90 consecutive days ending on the date of the Withdrawal request. This waiver is not available in the States of New Jersey and New York.

Annual Contract Fee

For Contracts with a Contract Value of less than $50,000 as of any Contract Anniversary prior to the Annuitization Date, we will assess an Annual Contract Fee of $30. This fee will be assessed annually on each Contract Anniversary on which the Contract Value is less than $50,000. No Annual Contract Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

Transfer Charge

Currently, unlimited free transfers are permitted among the Subaccounts and the Guaranteed Accounts, and transfers among the Fixed Account, the Variable Account and the Guaranteed Accounts are permitted free of charge within the limits described above under “Transfers” (however, a market value adjustment will be applied to any transfer out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below). We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. We would not anticipate making a profit on any future transfer charge.

If we impose a transfer charge, we will deduct it from the amount transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Fund Rebalancing features, transfers resulting from loans, or if there has been a material change in the investment policy of the Fund from which the transfer is made. These transfers will not count against the 12 free transfers in any Contract Year.

41

Premium Taxes

If a governmental entity imposes premium taxes, we make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax, we may deduct an amount equal to premium taxes from the Premium Payment. We currently intend to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, we currently expect to make deductions for premium taxes at the time of Annuitization, death of the Owner, or surrender, although we also reserve the right to make such a deduction at the time we pay premium taxes to the applicable taxing authority.

Other Charges

The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflects management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in “Underlying Fund Annual Expenses” above.

More detailed information is contained in the Funds’ prospectuses, which are available at no charge by contacting us at the number and address listed on the first page of this prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as our insurance agents. We pay commissions to the broker-dealers for selling the Contracts. You do not pay directly these commissions. We do. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contracts. (See “Distribution of Contracts” below).

A market value adjustment may apply to certain surrenders, withdrawals, transfers, and annuitization from a Guaranteed Account. See “The Guaranteed Accounts — Market Value Adjustment.”

CONTRACT RIGHTS AND PRIVILEGES

Free Look

You may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value plus any charges assessed at issue, including the Annual Contract Fee, charge for the optional Enhanced Death Benefit Rider, and any premium tax, unless otherwise required by state and/or federal law. Some states may require a longer free look period. Where the Contract Value is refunded, you will have borne the investment risk and been entitled to the benefit of the investment performance of the chosen Subaccounts during the time the Contract was in force.

In the case of IRAs and states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

In order to revoke the Contract, it must be mailed or delivered to our Home Office. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office.

The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to you will be paid by us.

Loan Privilege - Tax Sheltered Annuities

Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, loans will be available on your Contract. Loans will be subject to the terms of the Contract and the Code.

If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available anytime prior to the Annuitization Date. We may limit the number of loans available on a single contract. You will be able to borrow a minimum of $1,500 (we may permit lower amounts). The maximum loan balance which may be outstanding at any time on your Contract is 90% of the sum of Contract Value, outstanding loans and accrued interest on loans minus the CDSC that would apply if you surrendered your Contract (if you have Contract Value allocated to one or more Guaranteed Accounts, at the time you wish to take a loan, you must first transfer all such Contract Value out of those Guaranteed Accounts - see “The Guaranteed Accounts,” below). In no event may the aggregate amount borrowed from all your Tax-Sheltered Annuities under your 403(b) Plan, including this Contract, exceed the lesser of:

42

(a)	50% of the combined nonforfeitable account balances of all your Tax-Sheltered Annuities held under your 403(b) Plan (or $10,000 if greater); or
(b)	$50,000.

The $50,000 limit will be reduced by the excess (if any) of the highest loan balances owed during the prior one-year period over the loan balance on the date the loan is made. The highest loan balance owed during the prior one-year period may be more than the amount outstanding at the time of the loan, if an interest payment or principal repayment has been made.

All loans will be made from the Collateral Fixed Account. When a loan is taken, an amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. We will transfer to the Collateral Fixed Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the Fixed Account in the same proportion that such amounts bear to the total Contract Value. No CDSC is deducted at the time of the loan or on any transfers to the Collateral Fixed Account.

Until the loan is repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited with interest at an annual rate we declare from time to time, but will never be less than the minimum annual rate guaranteed for your Contract’s Fixed Account. On each Contract Anniversary and on each date that a loan repayment is received, any amount of interest credited on the Collateral Fixed Account will be allocated among the Fixed Account and the Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase your principal residence must be repaid within 20 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at annual rates specified in the loan agreement or an amendment to the loan agreement. The maximum interest rate will be the greater of:

•	the Moody’s Corporate Bond Yield Average — Monthly Average Corporates, as published by Moody’s Investors Service, Inc., or its successor, (or if that average is no longer published, a substantially similar average), for the calendar month ending two months before the date the rate is determined; or

•	4%.

The loan interest rate is subject to change on each Contract Anniversary. If the loan interest rate changes, we will send you a notice of the new loan interest rate and new level payment amount. We must reduce the loan interest if on a Contract Anniversary the maximum loan interest rate is lower than the interest rate for the previous Contract Year by 0.50% or more. We may increase the loan interest rate if the maximum loan interest rate is at least 0.50% higher than the loan interest rate for the previous Contract Year. The loan interest rate we charge will be equal to or less than the maximum loan interest rate at the time it is determined, and will never be higher than 15%.

Twenty days prior to the due date of each loan repayment, as set forth in the loan agreement or an amendment to the loan agreement, we will send you a notice of the amount due. Corresponding to the due date of each loan repayment, we will establish a “billing window” defined as the period beginning on the date that we mail the repayment notice (20 days prior to the payment due date) and extending 31 days after the due date.

Loan repayments received within the billing window that are sufficient to satisfy the amount due will be applied to the Contract as interest and repayment of principal. The amounts of principal and interest set forth in the loan agreement or an amendment to the loan agreement are the amounts if all loan repayments are made exactly on the due date. The actual amount of a repayment allocated to interest will be determined based on the actual date the repayment is received, the amount of the outstanding loan, and the number of days since the last repayment date. The amount of principal will be the repayment amount minus the interest. The loan principal repayment will, on the date it is received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

Loan repayments received outside of the billing window will be processed as a repayment of principal only. Only repayments received within the billing window may satisfy the amount due. If a payment received within the billing window is less than the amount due, it will be returned to you.

If a loan repayment that is sufficient to satisfy the amount due is not made within the billing window, then the entire balance of the loan will be considered in default. This amount may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Contract or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Contract Value until such time as a distribution may be made. On each Contract Anniversary, while a loan is in default, interest accrued on loans will be added to the outstanding loans.

43

If you surrender your Contract while a loan is outstanding, you will receive the Cash Surrender Value, which is reduced to reflect the loan outstanding plus accrued interest. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Contract that would otherwise qualify as a transfer as permitted in the Code.

Loans may also be subject to additional limitations or restrictions under the terms of the employer’s plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer. In addition, if the section 403(b) Tax-Sheltered Annuity Contract is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), a loan will be treated as a “prohibited transaction” subject to certain penalties unless additional ERISA requirements are satisfied. You should seek competent legal advice before requesting a loan. We are not responsible for determining whether a loan meets the requirements of ERISA, including the requirement that a loan bear a reasonable rate of interest.

If a loan is outstanding, all payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan processing fee. IRAs, Non-Qualified Contracts and Qualified Contracts other than section 403(b) Tax-Sheltered Annuity Contracts are not eligible for loans.

Surrender and Withdrawal

At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, upon proper written application deemed by us to be in good order, surrender the Contract. “Proper written application” means that you must request the surrender in writing. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value will reflect any applicable CDSC (see “Contingent Deferred Sales Charge,” above), any outstanding loan and accrued interest, and, in certain states, a premium tax charge (see “Premium Taxes”, above). The Cash Surrender Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.

We will normally not permit Withdrawal or Surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or Surrender is received.

At any time before the death of the Owner and before the Contract is annuitized, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, except where the Withdrawal is a minimum distribution as required by certain Qualified Contract rules or where the Withdrawal is part of an automated process of paying investment advisory fees to the Owner’s investment advisor. At least $3,500 in Cash Surrender Value must remain after any Withdrawal. However, for Contracts issued prior to November 1, 2003 only (or a later date if your state approved this change after November 1, 2003), at least $3,500 in Contract Value must remain after any Withdrawal. If a withdrawal causes your Contract Value to fall below the $3500 minimum, we may redeem your remaining contact value. Before we redeem your remaining Contract Value, we will provide you notice and give you the opportunity to increase your Contract Value to the $3500 minimum. Withdrawals made for the purpose of taking a required minimum distribution in a retirement account are not subject to the $3,500 restriction.

Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in New Jersey and the State of Washington) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the CDSC. See “Contingent Deferred Sales Charge”, above. However, in the first Contract Year, a CDSC-free Withdrawal is currently available in an amount not exceeding 1/12th of 15% (10% in New Jersey and the State of Washington) of each premium payment for each completed month since each Premium Payment. For purposes of determining CDSC-free amounts in the first Contract Year only, all Premium Payments received prior to the first Monthly Contract Date will be considered to have been paid at the Date of Issue. One way to access these CDSC-free amounts in the first Contract Year is by setting up a monthly systematic Withdrawal program (see “Available Automated Fund Management Features-Systematic Withdrawals” below). Another limited way to make a Withdrawal in the first year without paying a CDSC is to make a Withdrawal which is part of a series of substantially equal periodic payments made for the life of the Owner or the joint lives of the Owner and his or her spouse, under section 72(t)(2)(a)(iv) of the Code. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Withdrawals will be deemed to be taken from Net Premium Payments in chronological order, with the oldest Net Premium Payment being withdrawn first. This method will tend to minimize the amount of the CDSC.

44

Withdrawals will be taken based on your instructions at the time of the Withdrawal. If you do not provide specific allocation instructions, or to the extent that Contract Value in the sources you specify are insufficient, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. The Withdrawal will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account. If it is necessary to take the Withdrawal from the Guaranteed Accounts, it will be taken pro rata from all Guaranteed Accounts in which there is Contract Value, and within each Guaranteed Account duration, on a first-in-first-out basis. To the extent a Withdrawal is taken from a Guaranteed Account, a market value adjustment will be applied (see “The Guaranteed Accounts - Market Value Adjustment”, below).

Any CDSC associated with a Withdrawal will be deducted from the Subaccounts, the Fixed Account and/or the Guaranteed Accounts based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount that is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account (as above, it will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in such remaining Subaccounts and the unloaned portion of the Fixed Account). We will process Withdrawals on the Valuation Day we receive your request in good order. If the Withdrawal cannot be processed in accordance with your instructions, then we will notify you through your agent, by telephone or by mail that we cannot process the Withdrawal, and we will not process it until we receive further instructions.

A Surrender or a Withdrawal may have tax consequences. See “Federal Income Tax Considerations,” below.

Payments

We will pay any funds surrendered or withdrawn from the Variable Account within seven days of receipt of such request in good order at our Home Office. Good order means the actual receipt by us of instructions relating to a transaction, along with all the information and supporting legal documentation we require to effect the transaction. To be in “good order,” instructions much be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:

•	when the New York Stock Exchange (“Exchange”) is closed;
•	when trading on the Exchange is restricted;
•	when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets; or
•	during any other period when the SEC, by order, so permits for the protection of security holders.

The rules and regulations of the SEC shall govern as to whether certain of the conditions prescribed above exist.

In addition, if, pursuant to SEC rules, the Fidelity Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, loan, or death benefit from the Fidelity Money Market Subaccount until the Portfolio is liquidated.

In cases where you surrender your Contract within 15 days of making a premium payment by check, and we are unable to confirm that such payment has cleared, we may withhold an amount equal to such payment from your surrender proceeds until we are able to confirm that the payment item has cleared, but for no more than 15 days from our receipt of the payment item. You may avoid the possibility of this holdback by making premium payments by unconditional means, such as by certified check or wire transfer of immediately available funds.

We reserve the right to delay payment of any amounts allocated to the Fixed Account or to a Guaranteed Account payable as a result of a surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about you and your account to government regulators. In addition, we may be required to block an Owner’s account and thereby refuse to honor any request for transfers, Withdrawals, surrenders, loans or Death Benefits, until instructions are received from the appropriate regulator.

Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract

Where the Contract has been issued as a Tax-Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

45

(a) The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

1. when the Owner attains age 59 1/2, severs employment, dies, or becomes disabled (within the meaning of Code Section 72(m) (7)); or

2. in the case of hardship (as defined for purposes of Code Section 401-(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

(b) Amounts transferred to a Tax-Sheltered Annuity from other 403(b) contracts or accounts are generally subject to the same restrictions on withdrawals applicable under the prior contract or account.

(c)  For Tax-Sheltered Annuities issued on or after January 1, 2009, amounts attributable to employer contributions are subject to restrictions on withdrawals specified in your employer’s 403(b) plan, in order to comply with new tax regulations.

(d) The surrender and Withdrawal limitations described in (a) above for Tax-Sheltered Annuities apply to:

1. salary reduction contributions to Tax-Sheltered Annuities made for plan years beginning after December 31, 1988;

2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3. all amounts transferred from 403(b)(7) Custodial Accounts (except that amounts held as of the close of the last plan year beginning before January 1, 1989 and salary reduction contributions (but not earnings) after such date may be withdrawn in the case of hardship).

(e) We do not allow a Distribution other than as described above, except in the exercise of a contractual ten-day free look provision (when available). Any Distribution taken by the Owner other than as described above, including a Distribution as a result of the ten-day free look provision, may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax-Sheltered Annuity. National Life is not responsible for any taxes, penalties or other adverse consequences resulting from an Owner taking a Distribution.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life’s understanding of the withdrawal restrictions which are currently applicable under Section 403(b)-(11). Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts. If your Contract is a Tax-Sheltered Annuity, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that Premium Payments, as well as surrenders, withdrawals, loans or transfers you request, comply with applicable tax requirements and to decline premiums or requests that are not in compliance. We will not process Premium Payments, surrenders, withdrawals, loans or transfers until all information required under the tax law has been received. By directing Premium Payments to the Contract or requesting any one of these payments, you consent to the sharing of confidential information about you, the Contract, transactions under the Contract, and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Telephone Transaction Privilege

If you elect the telephone transaction privilege, you may make changes in Net Premium Payment allocations, transfers, or initiate or make changes in dollar cost averaging or Fund rebalancing, in the case of section 403(b) Tax Sheltered Annuities, take loans up to $10,000, and modify systematic withdrawals by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Contract or by providing a proper written authorization to us. We reserve the right to suspend telephone transaction privileges at any time and for any reason. You may, on the application or by a written authorization, authorize your National Life agent to provide telephone instructions on your behalf.

We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed. The procedures followed for telephone transfers will include one or more of the following:

46

•	requiring some form of personal identification prior to acting on instructions received by telephone,
•	providing written confirmation of the transaction, and
•	making a tape recording of the instructions given by telephone.

You should protect any form of personal identification used to access your account, as we may not be able to verify that the person providing instructions using such personal information is you or someone authorized by you.

Telephone transfers may not always be available. Telephone systems, whether yours, ours, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.

Facsimile Transaction Privilege

You may provide instructions by facsimile for all transactions, except for a death claim, by providing instructions to us at our Home Office at a designated fax number. Contact your agent for more information.  We may suspend facsimile transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

Facsimile transactions may not always be available. Communication systems, whether yours, ours or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request by mail.

Electronic Mail Transaction Privilege

You may provide transfer instructions by e-mail to our Home Office. Additionally, a National Life agent may provide transfer instructions by e-mail to us at our Home Office on your behalf, if you have provided the agent the appropriate authority. Contact your agent for more information.  We may suspend e-mail transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

E-mail transactions may not always be available. Electronic systems, whether yours, your agent’s, or ours can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of the request. If your agent experiences problems, you should make your request by mail.

Cyber Security Risk

Our variable insurance product business relies heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Available Automated Fund Management Features

We currently offer the following free automated fund management features. However, we are not legally obligated to continue to offer these features and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one of Dollar Cost Averaging and Fund Rebalancing is available under any single Contract at one time, but either may be used with Systematic Withdrawals.

Dollar Cost Averaging. This feature permits you to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application and completing the appropriate instruction or after issue by filling out similar information on a change request form and sending it to us (in good order).

47

If you elect this feature, each month on the Monthly Contract Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds. This procedure starts with the Monthly Contract Date next succeeding the Date of Issue or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us.

This feature allows you to move funds into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower and lower numbers of units being purchased when unit prices are higher. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

Fund Rebalancing. This feature permits you to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing.

In Contracts utilizing Fund Rebalancing from the Date of Issue, an automatic transfer takes place that causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Contract Date three, six or 12 months after the Date of Issue and continues on each Monthly Contract Date three, six or 12 months thereafter. Contracts electing Fund Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or 12 months thereafter. You may discontinue Fund Rebalancing at any time by submitting an appropriate change request form.

If you change the Contract’s premium allocation percentages, Fund Rebalancing will automatically be discontinued unless you specifically direct otherwise.

Fund Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance and into Subaccounts that have had relatively unfavorable investment performance. Fund Rebalancing does not guarantee a profit or protect against a loss.

Systematic Withdrawals. At any time after one year from the Date of Issue, if the Contract Value at the time of initiation of the program is at least $15,000, you may elect in writing to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the Systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. Moreover, Withdrawals may only be taken from the Guaranteed Accounts to the extent that the Contract Value in the Variable Account and the Fixed Account is insufficient to accomplish the Withdrawal. If you have not provided specific instructions or if specific instructions cannot be carried out, we process the Withdrawals by taking Accumulation Units from all of the Subaccounts in which you have an interest and the unloaned portion of the Fixed Account on a pro rata basis; Contract Value will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Variable Account and the Fixed Account to accomplish the Withdrawal. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59½. If you direct, we will withhold federal income taxes from each systematic Withdrawal. You may elect to have your systematic withdrawal payment electronically transferred to your checking or savings account by submitting the appropriate paperwork deemed by us to be in good order. A Systematic Withdrawal program terminates automatically when a systematic Withdrawal would cause the remaining Cash Surrender Value to be $3,500 or less (or, in the case of Contracts issued prior to November 1, 2003, if a systematic Withdrawal would cause the Contract Value to be $3,500 or less). If this happens, then the systematic Withdrawal transaction causing the Cash Surrender Value to fall below $3,500 will not be processed. You may discontinue Systematic Withdrawals at any time by notifying us in writing.

A CDSC may apply to systematic Withdrawals in accordance with the considerations set forth in “Contingent Deferred Sales Charge”, above. If you withdraw amounts pursuant to a systematic Withdrawal program, then, in most states, you may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to 15% of the Contract Value as of the most recent Contract Anniversary (a 10% CDSC-free Withdrawal provision applies in New Jersey and Washington - see “Contingent Deferred Sales Charge,” above). Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC.

48

Limited Systematic Withdrawals are also available in the first Contract Year (but after 30 days from issue). These Systematic Withdrawals are limited to monthly Systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These Systematic Withdrawals will not be subject to a CDSC. The other rules for Systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Systematic withdrawals may not be elected if there is a policy loan.

Contract Rights Under Certain Plans

Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Contract rest with the Owner, which may be the employer or other obligor under the plan and benefits available to participants under the plan, are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

THE FIXED ACCOUNT

Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion are part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account, including the Guaranteed Accounts discussed below, are not registered under the Securities Act of 1933 (“Securities Act”), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account, the Guaranteed Accounts, and the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our general account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account Net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of Net Premium Payments. We will invest the assets of the Fixed Account and the Guaranteed Accounts in those assets we choose and allowed by applicable law.

Minimum Guaranteed and Current Interest Rates

The Contract Value held in the Fixed Account that is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate which may vary from time to time, but which will be fixed at the issue of a Contract and will not vary over the life of the Contract, and will be at least the minimum effective interest rate required by your state’s law. For Contracts issued before November 1, 2003, the minimum guaranteed effective annual interest rate is 3.0%. We may credit the Contract Value in the unloaned portion of the Fixed Account with current rates in excess of the minimum guarantee but we are not obligated to do so. We have no specific formula for determining current interest rates. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for 12 months. In general, National Life expects to set the interest rates applicable to Contract Value held in the Fixed Account at rates which permit National Life to earn a profit on the investment of the funds. At the end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.

Amounts deducted from the unloaned portion of the Fixed Account for the charge for the optional Enhanced Death Benefit Rider, the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.

National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below the applicable minimum rate or shorten the period for which the interest rate applies to less than 12 months.

For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.

49

Enhanced Fixed Account

We may make available to the Contracts a special Fixed Account Option, called the “Enhanced Fixed Account.” The Enhanced Fixed Account allows you to move value into the Variable Account on a gradual and systematic basis, while earning interest at a higher fixed rate than otherwise offered on the Fixed Account on your value while it awaits transfer into the Variable Account. You should keep in mind that the interest rate applicable to the Enhanced Fixed Account applies only for a specified period of time and to a principal balance in the Enhanced Fixed Account that declines over time as funds are moved into the Variable Account.

The Enhanced Fixed Account will be available to new and existing Owners who make a one-time new Premium Payment of at least a minimum dollar amount we specify at the time. Contract Value in the Enhanced Fixed Account will accumulate at an effective annual interest rate in excess of the current rates then being credited to Contract Value in the Fixed Account. We will declare the interest rate for the Enhanced Fixed Account at the time of the offer in our discretion, and this interest rate will apply for the entire offer period. When we set an offer period, we will announce all the terms of the Enhanced Fixed Account, and post this information on our web site at www.nationallifegroup.com.

If more than one Enhanced Fixed Account is offered, we will reserve the right to allow you to participate in only one such offer at a time. In that case, once you have transferred all Contract Value out of the Enhanced Fixed Account under the terms of a given offer, you may participate in subsequent offers subject to the preceding condition and subject to any qualifying rules of any subsequent offers. Any Contract Value in the Enhanced Fixed Account accepted under one offer may not be transferred to any subsequent or concurrent offer. Offer availability and interest rates are determined solely by the date of receipt of the eligible new Premium Payment in our Home Office.

We will require that the Contract Value in the Enhanced Fixed Account be systematically transferred on a monthly basis from the Enhanced Fixed Account to the Subaccounts. The required monthly transfer amount will be a percentage of the Premium Payment allocated to the Enhanced Fixed Account. We will declare this percentage at the time of the offer, in our discretion. Each month on the Monthly Contract Date, the monthly transfer amount will be transferred from the Enhanced Fixed Account to the Subaccounts and in the percentage amounts selected by the Owner (other than the Money Market Subaccount), until the Contract Value in the Enhanced Fixed Account is exhausted.

The Enhanced Fixed Account will be part of the Fixed Account described above.

Transfers into the Enhanced Fixed Account will not be allowed. The Owner may transfer Contract Value out of the Enhanced Fixed Account at any time, by making a transfer request. If the entire Contract Value in the Enhanced Fixed Account is transferred out, the program ends. If less than the entire Contract Value in the Enhanced Fixed Account is transferred out, the scheduled monthly transfers will continue until the Enhanced Fixed Account is exhausted.

The Owner may terminate participation in the Enhanced Fixed Account at any time by notifying National Life at its Home Office. This will result in all value in the Enhanced Fixed Account being transferred in accordance with the Owner’s then-current premium allocation.

Withdrawals from the Enhanced Fixed Account will be allowed, in the same manner as for other Withdrawals, but will be subject to any applicable CDSC.

Guaranteed Accounts, as described below, are not available for the systematic transfers out of the Enhanced Fixed Account.

This program is not available simultaneously with Dollar Cost Averaging or Fund Rebalancing, but is available with Systematic Withdrawals. Also, if you elect to receive benefits under an Accelerated Benefits Rider while you have Contract Value in the Enhanced Fixed Account, your Contract Value in the Enhanced Fixed Account will immediately be transferred to the Money Market Subaccount.

We may permit, in our discretion, additional Premium Payments on the same Contract to be allocated to the Enhanced Fixed Account. If we do so, we will add a declared percentage of the new Premium Payment to the original monthly transfer amount, the same instructions for allocating to the Subaccounts will apply, and the program will continue to operate until the Contract Value in the Enhanced Fixed Account is exhausted.

We may need to refund Premium Payments intended for the Enhanced Fixed Account if they are less than the minimum required or if, for any other reason, the written instructions of the Owner cannot be carried out. We may hold these Premium Payments for up to 20 days before refunding them. Any amounts refunded will be credited with interest at 5.0% per annum. The Enhanced Fixed Account will not be available in the State of Washington.

50

THE GUARANTEED ACCOUNTS

Contract Owners may also allocate Net Premium Payments and/or Contract Value to one or more Guaranteed Accounts. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in a Guaranteed Account for the specified period of time. Guaranteed Accounts are currently available for three-, five-, seven- and ten-year periods.

Like the Fixed Account described above, Net Premium Payments under any Guaranteed Account and transfers to any Guaranteed Account are part of National Life’s general account, which supports its insurance and annuity obligations.

Investments in the Guaranteed Accounts

You may invest in a Guaranteed Account by allocating Net Premium Payments to a Guaranteed Account of the desired three-, five-, seven- and ten-year period, either on the application or by a later change in Net Premium Payment allocation. You may also transfer Contract Value from the Variable Account to a Guaranteed Account with the desired three-, five-, seven- and ten-year period by making a written transfer request, or by telephone if the telephone transaction privilege applies. Transfers from the Fixed Account to a Guaranteed Account are permitted only to the same extent described under “Transfers” above for transfers from the Fixed Account to the Variable Account.

All deposits into a Guaranteed Account are subject to a $500 minimum. If such an allocation would result in a deposit to a Guaranteed Account of less than $500, such Net Premium Payments will be allocated instead to the Money Market Subaccount.

You may not invest in a Guaranteed Account where the end of the guarantee period for such Guaranteed Account is later than your Contract’s Maturity Date.

Interest at a specified rate will be guaranteed to be credited to all Contract Value in a particular Guaranteed Account for the entire specified period, if the Contract Value remains in that Guaranteed Account for the entire specified period. We expect to change the specified rates for new investments in Guaranteed Accounts from time to time based on returns then available to us for the specified periods, but such changes will not affect the rates guaranteed on previously invested Contract Value. We expect to set the rates for the Guaranteed Accounts such that we will earn a profit on the investment of the funds. If you surrender your Contract or withdraw or transfer Contract Value out of a Guaranteed Account prior to the end of the specified period, a variable adjustment referred to in this prospectus as a “market value adjustment” will be applied to such Contract Value before the surrender, Withdrawal or transfer. This market value adjustment is described in detail below.

Currently there is no charge, apart from any market value adjustment as referred to above, for transfers into or out of a Guaranteed Account. However, although we have no present intention to impose a transfer charge in the foreseeable future, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. Transfers into and out of a Guaranteed Account, other than at the termination of a Guaranteed Account, would count toward such limits.

We may at any time change the number and/or duration of Guaranteed Accounts we offer. Any such changes will not affect existing allocations to Guaranteed Accounts at the time of the change.

Termination of a Guaranteed Account

The termination date for a particular Guaranteed Account will be the anniversary of the date Contract Value is credited to a Guaranteed Account. For example, if Contract Value is transferred to a 7-year Guaranteed Account on May 2, 2016, the termination date for this Guaranteed Account is May 2, 2023, or the next following Valuation Day if May 2, 2023 is not a Valuation Day.

We will notify you in writing of the termination of your Guaranteed Account. Such notification will normally be mailed approximately 45 days prior to the termination date for a Guaranteed Account. During the 30-day period prior to the termination date (the “30-day window”), you may provide instructions to reinvest the Contract Value in a Guaranteed Account, either as of the date we receive your instructions, or the termination date (or the next Valuation Day, if the date we receive your instructions or the termination date is not a Valuation Day), in any of the Subaccounts of the Variable Account, in the Fixed Account, or in any Guaranteed Account that we may be offering at that time. No market value adjustment will apply to any such reinvestment made as the result of instructions received during the 30-day window. In the event that you do not provide instructions during the 30-day window as to how to reinvest the Contract Value in a Guaranteed Account, we will, on the termination date, or the next following Valuation Day if the termination date is not a Valuation Day, transfer the Contract Value in a Guaranteed Account to the Money Market Subaccount of the Variable Account. No market value adjustment will be applied to this transfer. You will then be able to transfer the Contract Value from the Money Market Subaccount to any other available investment option.

51

Market Value Adjustment

Contract Value allocated to a Guaranteed Account is not restricted from being surrendered, withdrawn, transferred or annuitized prior to the termination date of the Guaranteed Account. However, a market value adjustment will be applied to a surrender of your Contract or any such Contract Value withdrawn or transferred (we refer to a surrender, Withdrawal or transfer before the 30-day window as a “MVA Withdrawal”) from the Guaranteed Account prior to the 30-day window before its termination date.

We will apply the market value adjustment before we deduct any applicable CDSC or taxes. A market value adjustment will apply to Withdrawals from a Guaranteed Account prior to the 30-day window before its termination date even if a waiver of the CDSC applies to such a Withdrawal.

A market value adjustment reflects the change in current interest rates since we established a Guaranteed Account. The market value adjustment may be positive or negative. Adjustments may be limited in amount, as described in more detail below.

Generally, if at the time of your MVA Withdrawal the applicable index interest rate for maturities equal to the time remaining before the termination date of your Guaranteed Account is higher than the applicable index interest rate for maturities equal to the period of your Guaranteed Account at the time of your investment in the Guaranteed Account, then the market value adjustment will result in a reduction of your Contract Value. If the opposite is true at the time of your MVA Withdrawal, then the market value adjustment will result in an increase in your Contract Value. However, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at the Contract’s minimum guaranteed interest rate. For Contracts issued on or after November 1, 2003, this minimum guaranteed interest rate may vary based on your state law and on prevailing interest rates, but will be set at the time of issue of the Contract and, once set, will not vary over the life of the Contract. For Contracts issued prior to November 1, 2003, however, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at 3.0% per annum.

We compute the amount of a market value adjustment as the lesser of (1) and (2) below. The market value adjustment will be positive if (1) below is positive. It will be negative if (1) below is negative.

(1) the absolute value of the Contract Value subject to the market value adjustment times:

((1+i)/ (1+j+c)) n/12 – 1

where

i = the interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available at the time of the initial deposit for the Guaranteed Account duration.

n = the number of whole months until the termination date of the Guaranteed Account

j = the current interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available for a period of length n/12, rounded down to the next whole year. If there is no interest rate for the maturity needed to calculate i or j, we will use straight line interpolation between the interest rate for the next highest and next lowest maturities to determine that interest rate. If the maturity is less than one year, we will use the index rate for a one-year maturity.

c = a constant, .0025 in most jurisdictions.

or

(2) the amount initially deposited into the Guaranteed Account times:

((1+k) d/365 – (1 + g) d/365) – the sum of all [TransferT ((1+k) e/365 – (1 + g) e/365)]

where

k = the interest rate guaranteed for the guaranteed period.

d = (365 times the number of complete years since the initial deposit into the Guaranteed Account) plus the number of days since the last anniversary of such initial deposit (or the initial deposit date if less than one year has elapsed since the initial deposit) to the current date.

TransferT = a transfer from the Guaranteed Account on day T.

e = (365 times the number of complete years since T to the current transfer date) plus the number of days from the last anniversary of T (or the days since T if less than one year has elapsed).

g= your Contract’s guaranteed minimum interest rate.

If you have made more than one deposit into a Guaranteed Account, and you do not instruct us otherwise, we will treat Withdrawals and transfers as coming from such Guaranteed Accounts on a pro rata basis, and within Guaranteed Accounts with the same initial guarantee period, on a first-in-first-out basis; that is, Contract Value with the earliest date of deposit into a Guaranteed Account will be withdrawn or transferred prior to Contract Value with later dates of deposit into such Guaranteed Account.

52

A market value adjustment will be applied to Funds transferred from a Guaranteed Account to collateralize a loan, whether for the initial loan or for loan interest.

We will not apply a market value adjustment to:

• any MVA Withdrawal during the 30-day window;

• Death Benefit proceeds;

• your Contract on its Maturity Date; or

• any deduction from a Guaranteed Account made to cover the Annual Contract Fee or Rider Charges.

Examples

Example #1:

Original Deposit: $10,000

Original Deposit Date: May 1, 2009

The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 4.25%.

On May 1, 2013, the Owner wishes to transfer the full amount from the seven-year Guaranteed Account. The i rate as of May 1, 2009 for seven year periods was 2.48%. The j rate available for three year periods on May 1, 2013 is 0.34%. The contract’s minimum guaranteed interest rate is 1.50%. There are 36 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2013 is $10,868.06. (10,000 × 1.04252).

The first part of the market value adjustment formula gives:

$10,868.06 ×(((1+0.0248)/ (1+0.0034+0.0025))36/12 – 1) = $624.19.

The second part of the market value adjustment formula gives:

$10,000 × ((1 + 0.0425)1461/365 – (1 + 0.0150)1461/365) = $1,198.76

The amount of the market value adjustment is the lesser of the absolute value of the first part, $624.19, and of the second part, $1,198.76. Because the result of the first part is positive, the market value adjustment is an increase in Contract Value.

The amount of the transfer will be $10,868.06 + $624.19 = $11,492.25.

Example #2

Original Deposit: $10,000

Original Deposit Date: August 1, 2012

The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 3.00%.

On May 1, 2013, the Owner wishes to transfer the full amount from the seven-year guaranteed account. The i rate as of August 1, 2012 for seven year periods was 0.97%. The j rate available for six year periods on May 1, 2013 is 0.92%. The contract’s minimum guaranteed interest rate is 1.50%. There are 75 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2013 is $10,223.55. (10,000 × 1.0300 273/365).

The first part of the market value adjustment formula gives:

$10,223.55 × (((1+0.0097)/ (1+0.0092+0.0025))75/12 – 1) = -$125.66

The second part of the market value adjustment formula gives:

$10,000 × ((1 + 0.0300)273/365 – (1 + 0.0150)273/365) = $111.56

53

The amount of the market value adjustment is the lesser of the absolute value of the first part, $125.66, and of the second part, $111.56. Since the result of the first part is negative, the market value adjustment is a reduction in Contract Value.

The amount of the transfer will be $10,223.55 - $111.56 = $10,111.98.

Note that the amount $10,111.98 is $10,000 accumulated for 273 days at 1.50%. In this example, the market value adjustment was restricted to the amount of interest earned by the Guaranteed Account in excess of 1.50%, the guaranteed interest rate of the contract. Had the market value adjustment been positive in this example, it still would have been restricted to $111.56.

Other Matters Relevant to the Guaranteed Accounts

If you have Contract Value allocated to a Guaranteed Account when you or a Joint Owner dies, no market value adjustment will be applied to such Contract Value before the Death Benefit is paid.

If you own a section 403(b) Tax-Sheltered Annuity Contract on which loans are available, and you need to borrow Contract Value, you must transfer all Contract Value allocated to a Guaranteed Account to a Subaccount of the Variable Account or to the Fixed Account prior to the processing of the loan. A market value adjustment will apply to such transfer. We will allocate loan repayments to the Subaccounts of the Variable Account and to the unloaned portion of the Fixed Account according to your premium allocation percentages in effect at the time of the repayment. While a loan is outstanding, premiums may not be allocated to, and transfers may not be made to, the Guaranteed Accounts.

The Guaranteed Accounts are not available in the states of Washington and Oregon. In Texas, only Contracts issued after April 8, 2002 are eligible to invest in the Guaranteed Accounts.

Preserver Plus Program

Under this program, you may place a portion of a Net Premium Payment into a seven year or ten year Guaranteed Account that will grow with guaranteed interest to 100% of that Net Premium Payment. We will calculate the portion of the Net Premium Payment needed to accumulate over the chosen guarantee period to 100% of the Net Premium Payment. The balance of the Net Premium Payment may be allocated to the Subaccounts of the Variable Account, the Fixed Account, or other Guaranteed Accounts in any manner you desire, subject to our normal allocation rules.

Amounts allocated to a Guaranteed Account under this program will not equal the original Net Premium Payment if any transfer or Withdrawal is made from a Guaranteed Account prior to the end of the guarantee period. Keep in mind that if you have a Qualified Contract, you will be required to take minimum required distributions.

OPTIONAL ENHANCED DEATH BENEFIT RIDER

This rider is no longer available for new election effective July 6, 2015.

The Rider is subject to the restrictions and limitations set forth in it. Election of this optional benefit involves an additional cost. This Rider is not available in Texas. If you elected the Enhanced Death Benefit Rider, then the following enhanced death benefit will be payable to the Beneficiary if you (or the Annuitant if the Owner is not a natural person) die prior to the Contract Anniversary on which you are age 81 on an age on nearest birthday basis (or in the case of Joint Owners, if the first of the Joint Owners to die dies prior to the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), and prior to annuitization. The Enhanced Death Benefit will equal the highest of:

(a)           the basic Death Benefit as described above; and

(b)           the largest Contract Value as of any prior Contract Anniversary after the Enhanced Death Benefit Rider was applicable to the Contract, plus Net Premium Payments, minus any Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any loan taken and accrued interest thereon, in each case since such Contract Anniversary.

We calculate this as of the date we receive due proof of death (in good order). Any applicable premium tax charge payable on your death will be applied to reduce the value of the determined enhanced death benefit (see “Premium Taxes, above).

54

If you (or the Annuitant if the Owner is not a natural person) die on or after the Contract Anniversary on which you are age 81 on an age on nearest birthday basis (or in the case of Joint Owners, if the first of the Joint Owners to die dies on or after the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), or after annuitization, the death benefit will not be enhanced and will be an amount equal to Contract Value, less any applicable premium tax charge.

The annual charge for this Rider is 0.20% of Contract Value. After the Contract Anniversary on which you (or the Annuitant, if the Owner is not a natural person) are age 80 on an age on nearest birthday basis (or in the case of Joint Owners, after the Contract Anniversary in which the oldest Joint owner is age 80 on an age on nearest birthday basis), we discontinue the charge. See “Charge for Optional Enhanced Death Benefit Rider”, above.

It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

We distribute the Enhanced Death Benefit in the same manner as the normal Death Benefit. See “Death of Owner,” above.

OPTIONAL ACCELERATED BENEFIT RIDERS

If the Contract has been in force for at least five years, the Accelerated Benefit Riders provide accelerated Death Benefits prior to the death of the covered person in certain circumstances where a terminal illness or chronic illness creates a need for access to the Death Benefit. The terminal illness or chronic illness must have begun while the Contract was in force. Benefits accelerated under these Riders are discounted for interest and mortality. Once benefits have been accelerated, the Contract terminates. There is no cost for these Riders. They can be included in the Contract at issue, or they can be added after issue, for a covered person at the time of Contract issue whose age, on an age on nearest birthday basis, is 0-75.

The covered person is the Owner, unless the Owner is not a natural person, in which case the covered person is the Annuitant. If there are Joint Owners, then each is considered a covered person. If the covered person changes, then the Contract is not eligible for acceleration until the Contract has been in force five years from the date of the change.

These Riders may not be available in all states and their terms may vary by state. These Riders will not be available in New York, Oregon, Texas, Virginia or Washington. Connecticut, Kansas, Louisiana, Minnesota, New Jersey, Pennsylvania, South Carolina and Utah only allow the terminal illness portion of the Riders.

Any amount received under an Accelerated Benefits Rider should be taxed in the same manner as a surrender of the Contract. See “Federal Income Tax Considerations”, below.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Because the tax benefits of annuity contracts may not be needed in the context of Qualified Contracts, you generally should not buy a Qualified Contract for the purpose of obtaining tax deferral.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. There is no guidance on the proper tax treatment of market value adjustment and it is possible that a positive market value adjustment at the time of a Withdrawal from a Guaranteed Account may be treated as part of the Contract Value immediately prior to the distribution. A tax advisor should be consulted on this issue. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

55

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization. Under a tax provision enacted in 2010, if part but not all of an annuity contract’s value is applied to provide payments for one or more lives or for a period of at least ten years (a “partial annuitization”), those payments may be taxed as annuity payments.  This tax treatment is not available under the Contract because the Policy does not permit you to partially annuitize, that is, the contract requires you to apply all of your contract value when selecting a payout option.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant or Payee who is not an Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Further Information. Further details regarding the qualification of the Contract for Federal income tax purposes can be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

56

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code , permit individuals to make annual contributions up to a maximum amount specified in the Code. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a maximum amount specified in the Code. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value.

The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the Contract in connection with such plans should consult their tax adviser.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity. Because the Death Benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the Contract in connection with such plans should consult their tax adviser.

If your Contract was issued pursuant to a 403(b) plan, we are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

57

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment for his or her deferred compensation account. For non-governmental Section 457 plans, all such investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages. The value of the Enhanced Death Benefit may need to be considered in calculating minimum required distributions.

Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of the individual. In many cases, the “investment in the contract” under a Qualified Contract may be zero.

Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

“Eligible rollover distributions” from section 401(a) plans, Section 403(a) annuities, and Section 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution, from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation skipping transfer ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Medicare Tax. Distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the  Medicare tax on investment income.  The 3.8% tax will be applied to the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

58

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

For additional information relating to the tax status of the Contract, see the Statement of Additional Information.

GENDER NEUTRALITY

In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.

VOTING RIGHTS

Voting rights under the Contracts apply only with respect to Net Premium Payments or accumulated amounts allocated to the Variable Account.

In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with instructions received from you if you have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The person having the voting interest under a Contract is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner’s interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all contracts participating in the Variable Account. This means that a small number of Owners may control how we vote.

Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.

CHANGES TO VARIABLE ACCOUNT

We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Contracts at any time. In addition, if the shares of the Funds described in this prospectus should no longer be available for investment by the Variable Account or, if in our judgment further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future under the Contract. The other Funds may have higher fees and charges than the ones they replaced, and not all Funds may be available to all classes of Contracts. In general, no substitution of securities in the Variable Account may take place without prior approval of the SEC and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.

59

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with ESI, our affiliate, for the distribution and sale of the Contracts. ESI is a wholly owned indirect subsidiary of National Life Holding Company. Pursuant to this agreement, ESI serves as principal underwriter for the Contracts. ESI sells the Contracts through its registered representatives. ESI has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their registered representatives. ESI is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority, Inc. (“FINRA”).

ESI’s registered representatives who sell the Contracts are registered with the FINRA and with the states in which they do business. More information about ESI and its registered representatives is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA through its BrokerCheck program.

National Life pays ESI commissions and other forms of compensation for sales of the Contracts. You may purchase a Contract through a registered representative of ESI, and you may also purchase a Contract from another broker-dealer that has a selling agreement with ESI. The maximum payment to a broker-dealer for selling the Contracts will generally be 6.5%; however, during certain promotional periods the commissions may be higher. These promotional periods will be determined by National Life and the maximum commission paid during these periods will not exceed 7.0%. We will pay the broker-dealer commission either as a percentage of the Premium Payment at the time it is paid, as a percentage of Contract Value over time, or a combination of both. A portion of the payments made to selling broker-dealers will be passed on to their registered representatives in accordance with their internal compensation arrangements. Those arrangements may also include other types of cash and non-cash compensation and other benefits. You may ask your registered representative for further information about what your registered representative and the selling dealer for which he or she works may receive in connection with your purchase of a Contract.

National Life general agents, who may also be registered as principals with ESI, also receive compensation on Contracts sold through ESI registered representatives. National Life general agents may also receive fees from ESI relating to sales of the Contracts by broker-dealers other than ESI, where the selling registered representative has a relationship with such general agent’s National Life agency.

National Life may provide loans to unaffiliated broker-dealers, who in turn may provide loans to their registered representatives, to finance business development, and may then provide further loans or may forgive outstanding loans based on specified business criteria, including sales of the Contracts, and measures of business quality.

From time to time we may offer specific sales incentives to selling broker-dealers. The selling broker-dealers, on their own accord, may pass through some or all of these incentives to their registered representatives. These incentives may take the form of cash bonuses for reaching certain sales levels or for attaining a high ranking among registered representatives based on sales levels. These incentive programs may also include sales of National Life’s or their affiliates’ other products. To the extent, if any, that such bonuses are attributable to the sale of variable products, including the Contracts, such bonuses will be paid through the agent’s broker-dealer.

National Life, ESI and/or their affiliates may contribute amounts to various non-cash and cash incentives paid by ESI to its registered representatives the amounts of which may be based in whole or in part on the sales of the Policies, including (1) sponsoring educational programs, (2) contributing to sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; (4) making cash payments in lieu of business expense reimbursements; (5) making loans and forgiving such loans and/or (6) health and welfare benefit programs.

Commissions and other incentives or payments described above are not charged directly to Contract owners or to the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

The Deutsche (with exception of the Small Cap Index Fund), Franklin Templeton (with exception of the Global Discovery Securities Fund and the U.S. Government Fund), Oppenheimer, T. Rowe Price (with exception of the Personal Strategy Balanced Fund), Wells Fargo Funds and the Small Cap Growth Portfolio of Neuberger Berman Advisers Management Trust offered in the Contracts, make payments to ESI under their 12b-1 plans in consideration of services provided by ESI in selling or servicing shares of these funds. In each case these payments amount to 0.25% of Variable Account assets invested in the particular fund. Fidelity’s Money Market Portfolio may make payments under its 12b-1 plan to ESI in consideration of services provided by ESI in selling or servicing shares of this Portfolio of up to 0.10% of Variable Account assets invested in the Portfolios.

See “Distribution of the Contracts” in the Statement of Additional Information for more information about compensation paid for the sale of the Contracts.

60

FINANCIAL STATEMENTS

The financial statements of National Life and the Variable Account are included in the Statement of Additional Information. The financial statements should be considered only as bearing on National Life’s general financial strength, claims paying ability and ability to meet its obligations under the Contracts. In addition to Fixed Account and Guaranteed Account allocations, general account assets are used to pay benefits that exceed your Contract Value under the Contract. National Life’s General Account assets principally consist of fixed-income securities, including corporate bonds, mortgage-backed/asset-backed securities, and mortgage loans on real estate. National Life also enters into equity derivative contracts (futures and options) to hedge exposures embedded in our equity indexed annuity products, and may enter into other types of derivatives transactions. All of National Life’s General Account assets are exposed to various investment risks. National Life’s financial statements include a further discussion of risks associated with General Account investments. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

STATEMENTS AND REPORTS

National Life will mail to Owners, at their last known address of record, any statements and reports required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change. National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner’s Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges or Withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner’s Contract. National Life will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Owner notifies National Life otherwise within 30 days after receipt of the statement.

To eliminate duplicate mailings and reduce expenses, we may mail only one copy of the prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents to your household, including the prospectuses or summary prospectuses for the Funds, even if more than one Owner lives there. If you would like an additional copy or if would like to continue to receive your own copy of any of these documents, you may call us toll-free at 1-800-732-8939 or write us at our Home Office.

OWNER INQUIRIES

Owner inquiries may be directed to National Life by writing to us at One National Life Drive, Montpelier, Vermont 05604, or calling 1-800-732-8939.

LEGAL MATTERS

National Life and its affiliates, like other life insurance companies, are involved  from time to time in lawsuits, arbitrations and regulatory proceedings.   In some cases, substantial damages and/or penalties have been sought. National Life believes that at the present time, there are no pending or threatened lawsuits or legal or regulatory proceedings that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of National Life to meet its obligations under the Contracts, or on the ability of ESI to perform its obligations under the distribution agreement for the Contracts, described above.

61

GLOSSARY

Accumulation Unit - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

Annuitant - A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life any annuity payments involving life contingencies depends. Unless the Owner is a different individual who is age 85 or younger, this person must be age 85 or younger at the time of Contract issuance unless National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

Annuitization - The period during which annuity payments are received.

Annuitization Date - The date on which annuity payments commence.

Annuity Payment Option - The chosen form of annuity payments. Several options are available under the Contract.

Annuity Unit - An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary - The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

Cash Surrender Value - An amount equal to Contract Value, minus any applicable CDSC, minus any applicable premium tax charge.

Chosen Human Being — An individual named at the time of Annuitization upon whose continuance of life any annuity payments involving life contingencies depends.

Code - The Internal Revenue Code of 1986, as amended.

Collateral Fixed Account — The portion of the Fixed Account which holds value that secures a loan on the Contract.

Contract Anniversary - An anniversary of the Date of Issue of the Contract.

Contract Value - The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account, plus any amounts held in the Guaranteed Accounts, and minus any outstanding loan and accrued interest on such loans.

Contract Year - Each year the Contract remains in force commencing with the Date of Issue.

Date of Issue - The date shown as the Date of Issue on the Data Page of the Contract.

Death Benefit - The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

Distribution - Any payment of part or all of the Contract Value.

Fixed Account - The Fixed Account is part of National Life’s general account and Guaranteed Accounts made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of National Life.

Fixed Annuity - An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

Fund - A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

Guaranteed Account — A Guaranteed Account is part of National Life’s general account. We guarantee a specified interest rate for the entire time an investment remains in a Guaranteed Account.

Home Office – National Life’s Home Office located at One National Life Drive, Montpelier, Vermont 05604; 1-800-732-8939 (telephone).

Individual Retirement Annuity (IRA) - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

62

Investment Company Act — The Investment Company Act of 1940, as amended from time to time.

Joint Owners - Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to “Owner” in this prospectus will apply to both of the Joint Owners.

Maturity Date - The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to National Life’s approval.

Monthly Contract Date - The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

Non-Qualified Contract - A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities), or 457 of the Code.

Owner (“you”) - The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date.

Payee - The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon Annuitization.

Premium Payment - A deposit of new value into the Contract. The term “Premium Payment” does not include transfers among the Variable Account, Fixed Account, and Guaranteed Accounts, or among the Subaccounts.

Net Premium Payments - The total of all Premium Payments made under the Contract, less any premium tax deducted from premiums.

Qualified Contract - A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

Qualified Plans - Retirement plans which receive favorable tax treatment under section 401 or 403(a) of the Code.

Subaccounts - Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds. Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

Tax-Sheltered Annuity - An annuity which qualifies for favorable tax treatment under section 403(b) of the Code.

Valuation Day - Each day the New York Stock Exchange is open for business other than any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day. A Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m., Eastern Time..

Valuation Period - The time between two successive Valuation Days.

Variable Account -The National Variable Annuity Account II, a separate investment account of National Life into which Net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

Variable Annuity - An annuity the accumulated value of which varies with the investment experience of a separate account.

Withdrawal - A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Contract Value of the Contract.

63

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more detailed information about the Contracts than is contained in this prospectus. The Statement of Additional Information is incorporated by reference into this prospectus and is legally a part of this prospectus.

Sentinel Advantage Variable Annuity 5

“SAVA 5”

PROSPECTUS

Dated May 1, 2018

National Life Insurance Company • Home Office: One National Life Drive, Montpelier, Vermont 05604 • 1-800-732-8939

The Contracts described in this prospectus are individual flexible premium variable annuity contracts supported by National Variable Annuity Account II (the “Variable Account”), a separate account of National Life Insurance Company (“National Life”, “we,” “our,” or “us”). We allocate net Premium Payments to the Variable Account, the Fixed Account, or the Guaranteed Accounts. The Variable Account is divided into Subaccounts. Each Subaccount invests in shares of a corresponding underlying Fund (each a “Fund”) listed below:

AllianceBernstein L.P.	American Century Investment Management, Inc.	American Funds
AllianceBernstein Variable Products Series Fund, Inc. VPS Balanced Wealth Strategy VPS Dynamic Asset Allocation VPS Growth VPS Real Estate Investment VPS International Value VPS Small/Mid Cap Value	American Century Variable Portfolios, Inc. VP Capital Appreciation VP Growth VP Large Company Value VP Ultra VP Value	American Funds AFIS Asset Allocation AFIS Global Bond AFIS Growth-Income AFIS Global Growth & Income AFIS Global Small Capitalization AFIS High-Income Bond AFIS New World

Black Rock	Fidelity Management & Research Company	Franklin Templeton Investments

Equity Dividend V.I. Fund

iShares Alternative Strategies V.I. Fund

iShares Dynamic Allocation V.I. Fund

Advantage U.S. Total Market V.I. Fund

Government Money Market V.I. Fund

Global Allocation V.I. Fund

Fidelity® Variable Insurance Products

VIP Contrafund

VIP Disciplined Small Cap

VIP Dynamic Capital Appreciation

VIP Freedom Income

VIP Growth Opportunities

VIP Index 500

VIP Mid Cap

VIP Real Estate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Founding Funds Allocation VIP

Franklin Small-Mid Cap Growth VIP

Franklin Mutual Global Discovery VIP

Franklin Rising Dividends VIP

Templeton Developing Markets VIP

Templeton Global Bond VIP

Goldman Sachs	Invesco Advisers, Inc.	Touchstone Advisors, Inc.
Goldman Sachs VIT Equity Index Fund VIT Global Trends Allocation VIT Growth Opportunities Fund VIT High Quality Floating Rate Fund VIT Mid Cap Value Fund VIT Small Cap Equity Insights Fund

Invesco Variable Insurance Funds

V.I Diversified Dividend Fund

V.I Equity and Income Fund

V.I. Government Securities Fund

V.I Global Real Estate Fund

V.I High Yield Fund

V.I International Growth Fund

V.I Mid Cap Growth Fund

Touchstone Variable Strategic Trust Balanced Bond Common Stock Small Company

T. Rowe Price Associates, Inc.	Van Eck Associates Corporation
T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio Equity Income Portfolio Health Sciences Portfolio	VanEck VIP Trust VIP Emerging Markets Fund VIP Global Hard Assets Fund

1

This prospectus provides you with the basic information you should know before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 2018 containing further information about the Contracts and the Variable Account is filed with the SEC. You can obtain a copy without charge from National Life by calling 1-800-732-8939, by writing to National Life at the address above, or by accessing the SEC’s website at http://www.sec.gov. You may also obtain prospectuses for each of the underlying Fund options identified above without charge by calling or writing to our Home Office.

Investments in these Contracts are not deposits or obligations of, and are not guaranteed or endorsed by, the adviser of any of the underlying Funds identified above, the U.S. government, or any bank or bank affiliate. Investments are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. It may not be a good decision to purchase a Contract as a replacement for another type of variable annuity if you already own another flexible premium deferred variable annuity.

The Statement of Additional Information, dated May 1, 2018, is incorporated herein by reference. The Table of Contents for the Statement of Additional Information appears on the last page of this prospectus.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

2

3

4

This prospectus does not constitute an offering in any jurisdiction in which such offering may not legally be made.

5

SUMMARY

The sections of this summary provide a concise discussion of the major topics covered in this prospectus. You will find more detailed information in the rest of this prospectus, the Statement of Additional Information and the Contract. Please keep the Contract and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us. For your convenience, we have defined the capitalized terms we use in the Glossary at the end of the prospectus.

How Do I Purchase a Contract?

Generally, you may purchase a Contract if you are age 85 and younger (on an age on nearest birthday basis). See “Issuance of a Contract,” below. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts and at least $1,500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums.

Can I Make Additional Premium Payments?

You may make additional Premium Payments at any time (except for Contracts purchased in Oregon and Massachusetts) but they must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent (see “Premium Payments,” below).

How Does the “Free Look” Right to Examine the Contract Work?

To be sure that you are satisfied with the Contract, you have a ten-day free look right to examine the Contract. Some states may require a longer period. Within ten days of the day you receive the Contract, you may return the Contract to our Home Office. When we receive the Contract, we will void the Contract and refund the Contract Value plus any charges assessed when the Contract was issued, unless otherwise required by state and/or federal law. In the case of IRAs and Contracts issued in states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

What is the Purpose of the Variable Account?

The Variable Account is a separate investment account that is divided into several Subaccounts. Amounts in the Variable Account will vary according to the investment performance of the Fund(s) in which your elected Subaccounts are invested. You may allocate Net Premium Payments among the Fixed Account, the Guaranteed Accounts and the Subaccounts of the Variable Account. The assets of each Subaccount are invested in the corresponding Funds that are listed on the cover page of this prospectus (see “The Variable Account” and “Underlying Fund Options,” below).

We cannot give any assurance that any Subaccount will achieve its investment objectives. You bear the entire investment risk on the value of your Contract which you allocate to the Variable Account. The value of your Contract may be more or less than the premiums paid.

How Does the Fixed Account Work?

You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account or the Guaranteed Accounts to the Fixed Account. Contract Value held in the Fixed Account will earn an effective annual interest rate of at least the minimum required by your state (see “The Fixed Account,” below).

How Do the Guaranteed Accounts Work?

You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account (or to a limited extent from the Fixed Account) to a Guaranteed Account with a duration of 5, 7 or 10 years. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment if the Contract Value remains in the Guaranteed Account for the specified period of time. If you surrender your Contract or withdraw or transfer Contract Value out of a Guaranteed Account prior to the end of the specified period, a market value adjustment will be applied to such Contract Value surrendered, withdrawn or transferred. (see “The Guaranteed Accounts,” below).

6

When Will I Receive Payments?

After the Contract Value is transferred to a payment option, we will pay proceeds according to the Annuity Payment Option you select. If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that will result in payments of at least $100. In no event will annuity payments be less frequent than annually (see “Annuitization — Frequency and Amount of Annuity Payments,” below).

What Happens if an Owner Dies Before Annuitization?

If any Owner dies before the Contract Value is transferred to a payment option (“Annuitization”) and the Owner (or the oldest of Joint Owners) dies prior to the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, we will pay the Beneficiary the greater of (a) the Contract Value, or (b) the Net Premium Payments made to the Contract (less all withdrawals, and less all outstanding loans and accrued interest), and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value). If you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of the Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value.

All amounts paid will be reduced by premium tax charges, if any.

For more information, see “Death of Owner,” below.

What Happens if the Annuitant Dies Before Annuitization?

If the Annuitant (who is not an Owner) dies before the Contract Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit equal to the Cash Surrender Value, unless the Owner selects another available option (see “Death of Annuitant Prior to the Annuitization Date,” below).

Can I Make a Withdrawal from My Contract?

You may withdraw part or all of the Cash Surrender Value at any time before the Contract is Annuitized (see “Surrender and Withdrawal,” below). A Withdrawal or a surrender may be restricted under certain qualified Contracts and result in federal income tax, including a federal penalty tax (see “Federal Income Tax Considerations,” below). You may have to pay a surrender charge and/or (in the case of Contract Value allocated to a Guaranteed Account) a market value adjustment on the Withdrawal.

What Charges Will I Pay?

Contingent Deferred Sales Charge (“CDSC”). We do not deduct a sales charge from Premium Payments. However, if you surrender the Contract or make a Withdrawal, we will generally deduct from the Contract Value a CDSC not to exceed 7% of the lesser of the total of all Net Premium Payments made within 60 months prior to the date of the request to surrender or the amount surrendered (see “Contingent Deferred Sales Charge,” below).

Market Value Adjustment. We deduct, or add, a market value adjustment to any amount you surrender, withdraw, or transfer from a Guaranteed Account before its termination date (see “The Guaranteed Accounts,” below).

Annual Contract Fee. We deduct an Annual Contract Fee of $30.00 payable on each Contract Anniversary as long as the Contract Value is less than $50,000 (see “Annual Contract Fee,” below).

Administration Charge. We also deduct an Administration Charge each day at an annual rate of 0.15% from the assets of the Variable Account (see “Deductions from the Variable Account,” below).

Mortality and Expense Risk Charge. We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25% (see “Deductions from the Variable Account,” below).

7

Premium Taxes. If a governmental entity imposes premium taxes, we will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax. Premium taxes may range up to 3.5% (see “Premium Taxes,” below).

Transfer Charge. We reserve the right to make a charge of $25 for each transfer in excess of 12 transfers in a Contract Year. However, we are not currently assessing transfer charges.

Investment Management Fees and Fund Operating Expenses. Charges for investment management services and operating expenses are deducted daily from each Fund (see “Underlying Fund Annual Expenses,” below, and the accompanying Fund prospectuses).

We pay compensation to broker-dealers who sell the Contracts. (See “Distribution of Contracts,” below).

Can I Transfer My Contract Value Among the Different Investment Options?

You may transfer the Contract Value among the Subaccounts of the Variable Account, between the Variable Account and the Fixed Account (subject to specific limitations), and between the Guaranteed Accounts and either the Fixed Account (subject to specific limitations) or the Subaccounts of the Variable Account, by making a written transfer request. In the case of transfers out of a Guaranteed Account prior to its termination date, a market value adjustment will be applied. If you elect the telephone transaction privilege, you may make transfers by telephone. Please note that frequent, large, or short-term transfers among Subaccounts, such as those associated with “market timing” transactions, can adversely affect the underlying Funds and the returns achieved by Owners. Such transfers may dilute the value of underlying Fund shares, interfere with the efficient management of the underlying Fund, and increase brokerage and administrative costs of the underlying Funds. To protect Owners and underlying Funds from such effects, we have developed procedures to detect and deter market timing and disruptive trading. See “Disruptive Trading” below.

Are There any Other Contract Provisions?

For information concerning other important Contract provisions, see “Contract Rights and Privileges,” below, and the remainder of this prospectus.

How Will the Contract be Taxed?

For general information regarding the federal tax laws concerning us and the Contract, see “Federal Income Tax Considerations,” below.

What if I Have Questions?

We will be happy to answer your questions about the Contract or our procedures. Call or write to us at our Home Office as defined in the Glossary. All inquiries should include the Contract number and the names of the Owner and the Annuitant.

If you have questions concerning your investment strategies, please contact your registered representative.

8

SUMMARY OF CONTRACT EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, taking a Withdrawal from, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, take a Withdrawal from or surrender the Contract, transfer Contract Value between investment options or for some Qualified Contracts, take a loan.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases	None
Premium Taxes	See below	(1)
CDSC (as a percentage of Net Premium Payments surrendered or withdrawn) (2)
Maximum	7%
Transfer Charge	$25	(3)
Loan Interest Spread (effective annual rate)	2.5	%(4)

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Variable Account Annual Expenses (deducted daily as a percentage of Variable Account Contract Value)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Basic Variable Account Annual Percentage Expenses	1.40%
Annual Contract Fee(5)	$30

(1)	States may assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states that assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See “Premium Taxes,” below.
(2)	The CDSC declines 1% for each completed year from the date of the affected premium payment through year four. After the premium payment has been in the Contract for five years, the CDSC is eliminated. Each Contract Year after the first one, the Owner may withdraw without a CDSC an amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. In addition, any amount withdrawn in order for the Contract to meet minimum Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax-Sheltered Annuity or under an annuity issued in conjunction with certain qualified pension or profit sharing plans. This CDSC-free Withdrawal privilege does not apply in the case of full surrenders and is non-cumulative. That is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, New Jersey and the State of Washington do not permit this CDSC-free Withdrawal provision, in which case a different CDSC-free Withdrawal provision will apply. After Annuitization, we will assess the CDSC, as applicable, on surrenders under Payment Option 1. See “Contingent Deferred Sales Charge,” below.
(3)	We reserve the right to make a $25 charge on each transfer in excess of 12 transfers in a Contract Year. However, no such charge is currently applied.
(4)	The Loan Interest Spread is the difference between the amount of interest we charge on loans (maximum 15%) and the amount of interest we credit to amounts held in the Collateral Fixed Account to secure the loan (maximum 12.5%).
(5)	The Annual Contract Fee is assessed only upon Contracts which, as of the applicable Contract Anniversary, have a Contract Value of less than $50,000. The fee is not assessed on Contract Anniversaries after the Annuitization Date.

9

Underlying Fund Annual Expenses (as a percentage of underlying Fund average net assets)

The following table describes the portfolio fees and expenses that you will pay periodically during the time that you own the Contract. The expenses of the portfolios may be higher or lower in the future. More details concerning each portfolio’s fees and expenses are contained in the prospectus for each portfolio. The Underlying Fund Managers provided the Fund fees and expenses used to prepare the table above to us. We have not independently verified such information. Current or future expenses may be greater or less than those shown. In addition, certain Funds may impose a redemption fee of no more than 2% of the amount of Fund shares redeemed. We may be required to implement a Fund's redemption fee. The redemption fee will be assessed against your Contract Value. For more information, please see each Fund's prospectus.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fee, distribution and/or service 12b-1 fees, and other expenses).	0.01%	1.60%

The annual expenses as of December 31, 2017 (unless otherwise noted) of each Fund, before any fee waivers or expense reimbursements, are shown below.

Fund	Management Fee	12b-1 Fees[1]	Other Expenses	Acquired Fund Fees	Gross Total Annual Expenses[2]	Waivers, Reimbursements, and Recoupment	Net Total Annual Expenses
AllianceBernstein
VPS Balanced Wealth Strategy Portfolio - Class B	0.55%	0.25%	0.18%	-	0.98%	-	0.98%
VPS Dynamic Asset Allocation Portfolio - Class B	0.70	0.25	0.09	0.04	1.08	0.01 [3]	1.07
VPS Growth Portfolio - Class B	0.75%	0.25%	0.37%	-	1.37%	-	1.37%
VPS Real Estate Investment Portfolio - Class B	0.55%	0.25%	0.50%	1.30%	-	1.30%	-
VPS International Value Portfolio - Class B	0.55%	0.25%	0.32%	1.12%	-	1.12%	-
VPS Small/Mid Cap Value Portfolio - Class B	0.75%	0.25%	0.07%	1.07%	0.01%	1.06%	0.01%
American Century
VP Capital Appreciation - Class 2	0.90%	0.25%	0.01%	None	1.16%	0.04%[4]	1.12%
VP Growth - Class 2	0.90%	0.25%	0.01%	None	1.16%	0.18%[4]	0.98%
VP Large Company Value - Class 2	0.80%	0.25%	0.01%	None	1.06%	0.11%[4]	0.95%
VP Ultra - Class 2	0.90%	0.25%	0.00%	None	1.15%	0.17%[4]	0.98%
VP Value - Class 2	0.86%	0.25%	0.01%	None	1.12%	0.19%[4]	0.93%
American Funds
AFIS Asset Allocation Fund - Class 4	0.27	0.25%	0.27	None	0.79	-	0.79
AFIS Global Bond Fund - Class 4	0.53	0.25%	0.28	None	1.06	-	1.06
AFIS Growth-Income Fund - Class 4	0.26	0.25%	0.27	None	0.78	-	0.78
AFIS Global Growth & Income Fund - Class 4	0.59	0.25%	0.29	None	1.13	-	1.13
AFIS Global Small Capitalization Fund - Class 4	0.70	0.25%	0.29	None	1.24	-	1.24
AFIS High-Income Bond Fund – Class 4	0.47	0.25%	0.27	None	0.99	-	0.99

1 Our affiliate, Equity Services, Inc., the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Fund assets attributable to the Contracts for providing distribution and shareholder support services to some Funds.

2 The Total Annual Fund Operating Expenses may not be the same as the reported in the portfolio's financial highlights and shareholder reports, because Total Annual Fund Operating Expenses include expenses related to other investment companies acquired by the portfolio, if any, while the financial highlights and shareholder reports do not.

3 In connection with the Portfolio’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”), the Adviser has contractually agreed to waive its management fee from the Portfolio and/or reimburse other expenses of the Portfolio in an amount equal to the Portfolio’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

4 On August 1, 2017, the advisor agreed to waive percentage points indicated of the funds' management fees, and prospectuses were supplemented. At that time, the advisor expected these waivers to continue until July 31, 2018. In January 2018, the advisor agreed to extend the waivers until April 30, 2019 and cannot terminate them prior to such date without the approval of the Board of Directors. The May 1, 2018 prospectuses will reference the new date.

10

Fund	Management Fee	12b-1 Fees[1]	Other Expenses	Acquired Fund Fees	Gross Total Annual Expenses[2]	Waivers, Reimbursements, and Recoupment	Net Total Annual Expenses
AFIS New World Fund – Class 4	0.70	0.25%	0.31	None	1.26	-	1.26
Blackrock
Equity Dividend V.I. Fund - Class III	0.60%	0.25%	0.31%	0.01%	1.17%	0.22%[5]	0.95%
iShares Alternative Strategies V.I. Fund - Class III	0.25%	0.25%	0.72%	0.38%	1.60%	0.32%[6]	1.28%
iShares Dynamic Allocation V.I. Fund - Class III	0.15%	0.25%	0.85%	0.21%	1.46%	0.47%[7]	0.99%
Advantage U.S. Total Market V.I. Fund	0.75%	0.25%	-	0.32%	1.32%	0.52%[8]	0.80%
Government Money Market V.I. Fund - Class I	0.50%	0.00%	0.22%	0.00%	0.72%[9]	0.42%[10]	0.30%
Global Allocation V.I. Fund - Class III	0.63%	0.25%	0.23%	0.01%	1.14%	0.13%[11]	1.01%
Fidelity
VIP Contrafund - Service Class 2	0.54%	0.25%	0.08%	N/A	0.87%	-	0.87%
VIP Disciplined Small Cap - Service Class 2	0.45%[12]	0.25%	0.15%	N/A	0.85%[12]	-	0.85%
VIP Dynamic Capital Appreciation - Service Class 2	0.54%	0.25%	0.18%	N/A	0.97%	-	0.97%
VIP Freedom Income - Service Class 2	0.00	0.25	0.00	0.45	0.70	-	0.70
VIP Growth Opportunities - Service Class 2	0.54%	0.25%	0.12%	N/A	0.91%	-	0.91%
VIP Index 500 - Service Class 2	0.045%	0.25%	0.055%	N/A	0.35%	-	0.35%
VIP Mid Cap - Service Class 2	0.54%	0.25%	0.09%	N/A	0.88%	-	0.88%
VIP Real Estate Portfolio - Service Class 2	0.55%	0.25%	0.13%	N/A	0.93%	-	0.93%

5 As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.5% of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.0% of average daily net assets through April 30, 2019. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

6 As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to .90% of average daily net assets through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

7 As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to .78% of average daily net assets through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

8 As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to .80% of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.01% of average daily net assets through April 30, 2019. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

9 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.

10 As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.30% of average daily net assets through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

11 As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50 of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2019. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

12 Adjusted to reflect current fees.

11

Fund	Management Fee	12b-1 Fees[1]	Other Expenses	Acquired Fund Fees	Gross Total Annual Expenses[2]	Waivers, Reimbursements, and Recoupment		Net Total Annual Expenses
Franklin Templeton VIPT
Franklin Founding Funds Allocation VIP Fund - Class 4[13]	-	0.35%	0.12%	0.66%	1.13%	0.02%		1.11%
Franklin Small-Mid Cap Growth VIP Fund - Class 4[13]	0.80%	0.35%	0.05%	0.01%	1.21%	0.01%		1.20%
Franklin Mutual Global Discovery VIP Fund - Class 4[13]	0.94%	0.35%	0.07%	0.01%	1.37%	-		1.37%
Franklin Rising Dividends VIP Fund - Class 4	0.60%	0.35%	0.02%		0.97%			0.97%
Templeton Developing Markets VIP Fund - Class 4[14]	1.05%	0.35%	0.12%		1.52%	0.01%		1.51%
Templeton Global Bond VIP Fund - Class 4[13]	0.46	0.35	0.07	0.07 [15]	0.95	0.07	[16]	0.88
Goldman Sachs
VIT Equity Index Fund - Service Class	0.30%	0.25%	0.16%	-	0.71%	0.23	[17]	0.48%
VIT Global Trends Allocation - Service Class
VIT Growth Opportunities Fund - Service Class	.87	.25	.14	-	1.26	.25	[18]	1.01
VIT High Quality Floating Rate Fund - Service Class	0.31	0.15	0.57	-	1.03	0.27	[19]	0.76
VIT Mid Cap Value Fund - Service Class	0.77	0.25	0.70	-	1.09	-		1.09
VIT Small Cap Equity Insights Fund. - Service Class	0,70	0.25	0.25	-	1.20	0.14	[20]	1.06
Invesco
V.I Diversified Dividend Fund - Series II	0.47	0.25	0.18	0.02	0.92	0.01		0.91 [21]

13 The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund (the "acquired fund") for the next 12 month period.

14 Restated to reflect reduction in management fee planned to be effective May 1, 2018.

15 Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

16 The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

17 The Investment Adviser has agreed to (i) waive a portion of the management fee equal to 0.09% of the annual contractual rate applicable to the Fund’s average daily net assets between $0 and $400 million, and equal to 0.10% of the annual contractual rate applicable to the Fund’s average daily net assets exceeding $400 million, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

18 The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.83% of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. In addition, Goldman Sachs & Co. LLC (“Goldman Sachs”) has agreed to waive distribution and service fees so as not to exceed an annual rate of 0.16% of the Fund’s average daily net assets attributable to Service Shares through at least April 30, 2019, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.

19 The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.034% of the Fund’s average daily net assets through at least April 30, 2019, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Total Annual Fund Operating Expenses After Expense Limitation” have been restated to reflect the expense limitation currently in effect.

20 The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.094% of the Fund’s average daily net assets through at least April 30, 2019, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

21 Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

12

Fund	Management Fee	12b-1 Fees[1]	Other Expenses	Acquired Fund Fees	Gross Total Annual Expenses[2]	Waivers, Reimbursements, and Recoupment	Net Total Annual Expenses
V.I Equity and Income Fund - Series II	0.37	0.25	0.19	0.01	0.82	0.01	0.01	[21]
V.I. Government Securities Fund - Series II	0.47	0.25	0.23	-	0.95	-	0.95
V.I Global Real Estate Fund - Series II	0.75	0.25	0.27	-	1.27	-	1.27
V.I High Yield Fund - Series II	0.62	0.25	0.38	0.02	1.27	0.01	1.26	[21]
V.I International Growth Fund - Series II	0.71	0.25	0.22	0.01	1.19	0.01	1.18	[21]
V.I Mid Cap Growth Fund - Series II	0.75	0.25	0.25	-	1.25	-	1.25
Touchstone Variable Series Trust
TVST Balanced Fund	0.55	-	0.42	0.02	0.99	0.12	0.87
TVST Bond Fund	0.40	-	0.31	0.03	0.74	0.04	0.70
TVST Common Stock Fund	0.50	-	0.21	0.01	0.72	-	0.72
TVST Small Company Fund	0.50	-	0.26	0.01	0.77	-	0.77
T. Rowe Price
Blue Chip Growth	0.85	0.25	0.00	0.00	1.10	-	1.10
Equity Income	0.85	0.25	0.00	0.00	1.10	-	1.10
Health Sciences	0.95	0.25	0.00	0.00	1.20	-	1.20
Van Eck
VIP Emerging Markets	1.00	-	0.19	-	1.19	-	1.19
VIP Global Hard Assets	1.00	-	0.09	-	1.09	-	1.09

For information concerning compensation paid in connection with the sale of the Contracts, see “Distribution of the Contracts.”

13

Examples

The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example includes the Annual Contract Fee, but excludes premium taxes.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and that the maximum fees and expenses of any of the Funds apply as of December 31, 2017. The annual contract fee is contemplated in the examples below. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
1,028.81	1,505.82	2,009.51	3,592.49

(2) If you annuitize your Contract at the end of the applicable time period or if you do not surrender your Contract:

1 Year [1]	3 Years	5 Years	10 Years
328.81	1,005.82	1,709.51	3,592.49

1. The Contract may not be annuitized in the first two years from the Date of Issue.

14

ACCUMULATION UNIT VALUE
(in dollars)

The following table sets forth for each of the last ten years or since inception if less for an accumulation unit outstanding throughout the period, (1) the accumulation unit value at the beginning of each period; (2) the accumulation unit value at the end of each period; and (3) the number of accumulation units outstanding at the end of each period.

Subaccount	Accumulation Unit Value at 1/4/16	Accumulation Unit Value at 12/31/16	Number of Accumulation Units Outstanding at 12/31/16	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/31/17	Number of Accumulation Units Outstanding at 12/31/17
AB VPS Balanced Wealth Strategy Portfolio	10.74	10.14	57.46	10.20	11.57	2623.08
AB VPS Dynamic Asset Allocation Portfolio	10.63	10.09	0.00	10.13	11.38	0.00
AB VPS Growth Portfolio	11.68	10.13	596.97	10.23	13.40	596.35
AB VPS International Value Portfolio	11.17	9.96	0.00	10.03	12.28	127.74
AB VPS Real Estate Investment Portfolio	10.15	10.11	3637.13	10.14	10.60	9913.17
AB VPS Small/Mid Cap Value Portfolio	11.69	11.68	1200.38	11.76	13.00	6860.82
American Century VP Capital Appreciation	11.27	10.30	889.90	10.34	12.36	843.28
American Century VP Growth	11.79	10.41	0.00	10.52	13.37	19901.06
American Century VP Large Company Value	11.38	11.02	0.00	11.11	12.05	1162.97
American Century VP Ultra	11.81	10.42	0.00	10.55	13.57	19368.81
American Century VP Value	11.28	11.23	581.65	11.32	12.02	5392.74
American Funds AFIS Asset Allocation Fund	11.15	10.54	1208.63	10.58	12.05	6337.03
American Funds AFIS Global Bond Fund	9.75	9.49	3782.39	9.44	9.98	9744.19
American Funds AFIS Global Growth & Income Fund	11.55	10.50	494.72	10.54	13.03	5430.22
American Funds AFIS Global Small Capitalization Fund	11.24	10.30	0.00	10.34	12.76	1142.15
American Funds AFIS Growth-Income Fund	11.53	10.76	1165.33	10.85	12.95	6505.37
American Funds AFIS High-Income Bond Fund	11.20	10.88	813.71	10.91	11.44	1612.46

15

American Funds AFIS New World Fund	11.57	10.30	555.76	10.36	13.11	2420.96
Blackrock Equity Dividend V.I. Fund	11.53	11.13	645.85	11.21	12.79	22562.26
Blackrock Global Allocation V.I. Fund	10.77	10.20	0.00	10.24	11.44	2051.48
Blackrock Government Money Market V.I. Fund	9.88	9.92	22085.42	9.91	9.84	30691.64
Blackrock iShares Alternative Strategies V.I. Fund	10.27	9.82	1670.86	9.87	10.89	3837.52
Blackrock iShares Dynamic Allocation V.I. Fund	10.67	10.19	0.00	10.23	11.53	0.00
Blackrock iShares Dynamic Fixed Income V.I. Fund	9.96	9.88	0.00	9.89	10.10	57.50
Blackrock iShares Equity Appreciation V.I. Fund	11.32	10.58	0.00	10.66	12.69	571.06
Blackrock Advantage U.S. Total Market V.I. Fund	11.39	11.49	0.00	11.61	12.90	350.66
Fidelity VIP Contrafund	11.52	10.61	4402.34	10.71	12.72	13518.03
Fidelity VIP Disciplined Small Cap	12.09	12.11	10531.61	12.18	12.75	32791.80
Fidelity VIP Dynamic Capital Appreciation	11.13	10.29	16057.70	10.38	12.53	36291.06
Fidelity VIP Freedom Income	10.41	10.09	0.00	10.12	10.79	282.83
Fidelity VIP Growth Opportunities	11.79	10.28	408.20	10.36	13.60	2149.99
Fidelity VIP Index 500	11.53	10.80	7458.67	10.88	12.93	32386.72
Fidelity VIP Mid Cap	11.52	10.90	1072.36	11.00	12.96	29729.19
Fidelity VIP Real Estate Portfolio	9.93	10.03	4170.17	10.06	10.26	6886.99
Franklin Founding Funds Allocation VIP Fund	11.42	10.90	0.00	10.98	12.02	0.00
Franklin Mutual Global Discovery VIP Fund	11.55	10.91	1276.80	11.15	11.84	3201.28
Franklin Rising Dividends VIP Fund	11.38	11.07	490.68	10.80	12.75	5028.86
Franklin Small-Mid Cap Growth VIP Fund*	11.26	10.73	3050.68	10.48	12.45	4018.81
Templeton Developing Markets VIP Fund	12.78	10.41	0.00	11.06	15.20	2922.65

16

Templeton Global Bond VIP Fund	10.68	10.98	0.00	10.38	10.40	3298.64
Goldman Sachs VIT Equity Index Fund	11.51	10.37	0.00	10.87	12.90	20287.19
Goldman Sachs VIT Global Trends Allocation	10.86	10.79	0.00	10.42	11.57	0.00
Goldman Sachs VIT Growth Opportunities Fund	11.12	10.38	0.00	10.02	12.45	1506.25
Goldman Sachs VIT High Quality Floating Rate Fund	10.02	9.94	93.07	10.02	10.01	1255.04
Goldman Sachs VIT Mid Cap Value Fund	11.27	10.01	0.00	11.12	12.05	0.00
Goldman Sachs VIT Small Cap Equity Insights Fund.	12.00	11.03	0.00	12.02	13.10	392.06
Invesco V.I Diversified Dividend Fund	10.78	11.95	0.00	10.61	11.29	2798.58
Invesco V.I Equity and Income Fund	11.41	10.57	711.40	11.25	12.20	9950.62
Invesco V.I Global Real Estate Fund	9.95	11.17	2484.83	9.63	10.69	211.09
Invesco V.I High Yield Fund	10.72	9.62	0.00	10.50	10.95	154.37
Invesco V.I International Growth Fund	10.66	10.46	0.00	9.68	11.66	956.03
Invesco V.I Mid Cap Growth Fund	11.30	9.63	0.00	10.32	12.33	0.00
Invesco V.I. Government Securities Fund	9.83	10.23	0.00	9.81	9.84	1133.48
T. Rowe Price Blue Chip Growth	12.05	11.51	10755.28	10.57	14.03	30694.14
T. Rowe Price Equity Income	11.47	10.47	3374.17	11.23	12.72	8061.23
T. Rowe Price Health Sciences	11.20	11.15	44.90	9.95	12.37	13328.46
T. Rowe Price Mid Cap Growth-II	11.51	9.86	4436.54	10.50	12.81	2020.60
Touchstone VST Balanced	*	*	*	*	11.69	161270.64
Touchstone VST Bond					10.05	27892.90
Touchstone VST Common Stock	*	*	*	*	12.85	67088.14
Touchstone VST Small Company	*	*	*	*	13.53	16031.83
VanEck VIP Emerging Markets Fund	11.78	10.43	885.98	9.94	14.69	1551.98
VanEck VIP Global Hard Assets Fund	9.67	9.92	0.00	11.39	10.78	16514.39
VanEck VIP Long/Short Equity Index Fund	10.13	11.15	4619.16	10.11

17

NATIONAL LIFE, THE VARIABLE ACCOUNT, AND THE FUNDS

National Life

National Life is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. It is now a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1, 1999. All policyholders of National Life, including all the Owners of the Contracts, are voting members of National Life Holding Company. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract’s benefits. Financial statements for National Life are contained in the Statement of Additional Information.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our General Account. To meet our claims-paying obligations, we monitor reserves so that we hold sufficient amounts to cover actual or expected claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Vermont Department of Financial Regulation—as well as the financial statements of the Variable Account (on a consolidated basis)—are located in the SAI. For a free copy of the SAI, call or write us at our Home Office. In addition, the SAI is available on the SEC's website at http://www.sec.gov.

The Variable Account

The Variable Account was established by National Life on November 1, 1996, pursuant to the provisions of Vermont law.

National Life has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the SEC.

The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts are obligations of National Life. Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

Net Premium Payments are allocated within the Variable Account among one or more Subaccounts made up of shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each of the Fund options.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (the “CEA”) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the separate accounts.

The Funds

You may choose from among a number of different Subaccount options. The investment experience of each of the Subaccounts depends on the investment performance of the underlying Fund.

18

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

The Variable Account purchases and redeems shares of the Funds at net asset value. The Variable Account automatically reinvests all dividend and capital gain distributions of the Funds in shares of the distributing Funds at their net asset value on the date of distribution. In other words, the Variable Account does not pay Fund dividends or Fund distributions out to you as additional units, but instead reflects them in unit values.

Before choosing to allocate your Premium Payments and Contract Value, carefully read the prospectus for each Fund, along with this prospectus. There is no assurance that any of the Funds will meet their investment objectives. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Funds. There is no assurance that the BlackRock Government Money Market V.I. Fund (the “BlackRock Money Market Portfolio”) will be able to maintain a stable net asset value per share. You should know that during extended periods of low interest rates, and partly as a result of contract charges, the yields of the BlackRock Money Market Portfolio in which a Subaccount invests (the “Money Market Subaccount”) may also become extremely low and possibly negative.

Not all Funds may be available in all states or in all markets.

The following table provides certain information on each Fund, including its fund type, and its investment adviser (and subadvisor, if applicable). There is no assurance that any of the Funds will achieve their investment objective(s). Certain portfolios may employ hedging strategies to provide for downside protection during a sharp decline in the equity markets. The cost of those hedging strategies could limit the upside participation by such portfolios in rising equity markets relative to other portfolios. Please consult your registered representative. You can find detailed information about the Funds, including a description of risks and expenses, in the prospectuses for the Funds. You should read these prospectuses carefully before investing and keep them for future reference.

Fund	Type of Fund	Investment Adviser	Subadvisor
AllianceBernstein VPS Fund, Inc.
VPS Balanced Wealth Strategy Portfolio	Growth & Income	AllianceBernstein L.P.	None
VPS Dynamic Asset Allocation Portfolio	Growth & Income	AllianceBernstein L.P.	None
VPS Growth Portfolio	Growth	AllianceBernstein L.P.	None
VPS Real Estate Investment Portfolio	Growth & Income	AllianceBernstein L.P.	None
VPS International Value Portfolio	International Equity	AllianceBernstein L.P.	None
VPS Small/Mid Cap Value Portfolio	Small Mid Value Equity	AllianceBernstein L.P.	None
American Century VP
VP Capital Appreciation	Growth	American Century Investment Management, Inc.	None
VP Growth	Growth	American Century Investment Management, Inc.	None
VP Large Company Value	Growth & Income	American Century Investment Management, Inc.	None
VP Ultra	Growth	American Century Investment Management, Inc.	None
VP Value	Growth & Income	American Century Investment Management, Inc.	None
American Funds
AFIS Asset Allocation	Growth & Income	Capital Research and Management Company	None
AFIS Global Bond	International Income	Capital Research and Management Company	None
AFIS Growth-Income	Growth & Income	Capital Research and Management Company	None
AFIS Global Growth & Income	International Growth & Income	Capital Research and Management Company	None
AFIS Global Sm Capitalization	International Equity	Capital Research and Management Company	None
AFIS High-Income Bond	High Income	Capital Research and Management Company	None

19

AFIS New World	International Equity	Capital Research and Management Company	None
Blackrock
Equity Dividend V.I. Fund	International Equity	BlackRock Advisors, LLC	None
iShares Alternative Strategies V.I. Fund	Income	BlackRock Advisors, LLC	None
iShares Dynamic Allocation V.I. Fund	Growth & Income	BlackRock Advisors, LLC	None
iShares Dynamic Fixed Income V.I. Fund	Income	BlackRock Advisors, LLC	None
iShares Equity Appreciation V.I. Fund	Growth	BlackRock Advisors, LLC	None
Advantage US Total Market V.I. Fund	Growth & Income	BlackRock Advisors, LLC	None
Government Money Market V.I. Fund	Capital Preservation	BlackRock Advisors, LLC	None
Global Allocation V.I. Fund	International Growth & Income	BlackRock Advisors, LLC	None
Fidelity® VIP
VIP Contrafund	Large Growth Equity	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Disciplined Small Cap	Aggressive Growth	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Dynamic Capital Appreciation	Growth	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Freedom Income	Growth & Income	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Growth Opportunities	Growth	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Index 500	Index Equity	Fidelity Management & Research Company (FMR)	Geode Capital Management, LLC (Geode®) and FMR Co., Inc. (FMRC)
VIP Mid Cap	Mid Cap Blend	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Real Estate Portfolio	Growth & Income	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
Franklin Templeton
Franklin Founding Funds Allocation VIP Fund	Growth & Income	None	None
Franklin Small-Mid Cap Growth VIP Fund*	Small-Mid Cap Growth	Franklin Advisors, Inc.	None
Franklin Mutual Global Discovery VIP Fund	Value Equity	Franklin Mutual Advisors, LLC	Franklin Templeton Investment Management Limited
Franklin Rising Dividends VIP Fund	Growth & Income	Franklin Advisory Services, LLC	None
Templeton Developing Markets VIP Fund	International Equity	Templeton Asset Management, Ltd.	None
Templeton Global Bond VIP Fund	International Equity	Franklin Advisors, Inc.	None

20

Goldman Sachs
VIT Equity Index Fund	Growth	Goldman Sachs Asset Management, L.P.	SSGA Funds Management Ltd.
VIT Global Trends Allocation	International Growth & Income	Goldman Sachs Asset Management, L.P.	None
VIT Growth Opportunities Fund	Aggressive Growth	Goldman Sachs Asset Management, L.P.	None
VIT High Quality Floating Rate Fund	Income	Goldman Sachs Asset Management, L.P.	None
VIT Mid Cap Value Fund	Growth	Goldman Sachs Asset Management, L.P.	None
VIT Small Cap Equity Insights Fund.	Aggressive Growth	Goldman Sachs Asset Management, L.P.	None
Invesco V.I.
V.I Diversified Dividend Fund	Growth & Income	Invesco Advisers Inc.	None
V.I Equity and Income Fund	Growth & Income	Invesco Advisers Inc.	None
V.I. Government Securities Fund	Income	Invesco Advisers Inc.	None
V.I Global Real Estate Fund	International Growth & Income	Invesco Advisers Inc.	None
V.I High Yield Fund	High Income	Invesco Advisers Inc.	None
V.I International Growth Fund	International Equity	Invesco Advisers Inc.	None
V.I Mid Cap Growth Fund	Mid Cap Growth Equity	Invesco Advisers Inc.	None
T. Rowe Price
Blue Chip Growth Portfolio-II	Large Growth	T. Rowe Price Associates, Inc.	None
Equity Income Portfolio-II	Large Value	T. Rowe Price Associates, Inc.	None
Health Sciences Portfolio-II	Sector Equity	T. Rowe Price Associates, Inc.	None
Mid Cap Growth-II	Growth	T. Rowe Price Associates, Inc.	None
VanEck VIP Trust
VIP Emerging Markets Fund	Foreign Equity	Van Eck Associates Corporation	None
VIP Global Hard Assets Fund	Global Sector Equity	Van Eck Associates Corporation	None

Other Information

Contractual Arrangements. National Life has entered into or may enter into agreements with Funds pursuant to which a Fund’s adviser or an affiliate pays National Life a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts in exchange for providing administration and other services to Owners on behalf of the Funds, which may include answering Owner’s questions about the Funds, providing prospectuses, shareholder reports and other Fund documents, providing Funds and their boards information about the Contracts and their operations and/or collecting voting instructions for Fund shareholder proposals. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that National Life issues. These percentages may differ and we may be paid a greater percentage by some investment advisers or affiliates than others. The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us to provide these services. The payments we receive as compensation for providing these services may be used by us for any corporate purpose, including payment of expenses (i) that we and our affiliates incur in promoting, issuing, marketing and administering the Contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering a Fund. National Life may profit from these payments. For more information on the compensation we receive, see “Contractual Arrangement between National Life and the Funds’ Investment Advisors or Distributors” in the Statement of Additional Information.

Our affiliate, Equity Services, Inc. (“ESI”), the principal underwriter for the Contracts, will receive the service and distribution fees (also called 12b-1 fees) that are deducted from certain Fund assets pursuant to that Fund’s 12b-1 plan. The 12b-1 plan is described in more detail in each Fund’s prospectus. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in Fund shares.

21

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the alignment of the investment objectives of a Fund with our hedging strategy, the strength of the adviser’s or subadvisor’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser or subadvisor is one of our affiliates or whether the Fund, its adviser, its subadvisor(s), or an affiliate will compensate us or our affiliates, as described above and in the Statement of Additional Information under “Contractual Arrangements Between National Life And The Funds’ Investment Advisors Or Distributors.” We review the Funds periodically and may remove a Fund or limit its availability to new Premium Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen.

Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management and other fees that the Funds pay to their respective investment advisers, and in some cases, subadvisors and other service providers (see the Funds’ prospectuses for more information). As described above, an investment adviser or subadvisor to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

Conflicts of Interest. The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of National Life. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the underlying Fund(s) involved in the conflict.

Change of Address Notification

To protect you from fraud and theft, National Life may verify any changes in address you request by sending a confirmation of the change to both your old and new address. National Life may also call you to verify the change of address.

Unclaimed or Abandoned Property

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or if the beneficiary does not come forward to claim the death benefit in a timely manner, then the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation.  To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please call 1-800-732-8939 to make such changes.

DETAILED DESCRIPTION OF CONTRACT PROVISIONS

We describe our basic Contract below. There may be differences in your Contract (such as differences in fees, charges or benefits) from the one described in this prospectus because of the requirements of the state where we issued your Contract. Please consult your Contract for its specific terms.

Issuance of a Contract

The Contract is available to Owners up to and including age 85, on an age on nearest birthday basis, on the Date of Issue. If the Contract is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue, again on an age on nearest birthday basis. If the Owner is not a natural person, then the age of the Annuitant must meet the requirements for Owners. At our discretion, we may issue Contracts at ages higher than age 85.

22

In order to purchase a Contract, an individual must forward an application to us through a licensed National Life agent who is also a registered representative of ESI, the principal underwriter of the Contracts, or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

If you are purchasing the Contract in connection with a tax-favored arrangement, including an IRA and a Roth IRA, you should carefully consider the costs and benefits of the Contract (such as annuitization benefits) before purchasing a Contract since the tax-favored arrangement itself provides for tax-sheltered growth.

You should not purchase this Contract if you plan to use it for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract, you represent and warrant that you are not using this Contract for speculation, arbitrage, viatication or any other type of collective investment trust.

Tax Free “Section 1035” Exchanges. You can generally exchange one variable annuity contract for another in a “tax-free exchange” under Section 1035 of the Code. Before making the exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract and other charges might be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interests. You should be aware that your insurance agent will generally earn a commission if you buy this Contract through an exchange or otherwise.

Important Information About Procedures for Opening a New Account. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account (i.e., purchase a Contract), we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

Premium Payments

The Initial Premium Payment. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and must be at least $1,500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums. For Contracts purchased in South Carolina, the initial Premium Payment for Qualified Contracts must be at least $3,000.

Subsequent Premium Payments. Subsequent Premium Payments may be made at any time, but must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. Subsequent Premium Payments to the Variable Account will purchase Accumulation Units at the price next computed for the appropriate Subaccount after we receive the additional Premium Payment. For Contracts purchased in the State of Massachusetts by Owners who were less than 60 at the time of purchase, we will not accept Premium Payments after the Owner attains the age of 63. For Contracts purchased in the State of Massachusetts by Owners who were 60 or older at the time of purchase, we will not accept Premium Payments after the third Contract Anniversary.

The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent.

Transactions will not be processed on the following days: New Year’s Day, Presidents’ Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day. Please remember that we must receive a transaction request in good order at our Home Office before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, to process the transaction on that Valuation Day.

Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account, the Fixed Account and/or the Guaranteed Accounts. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see “Telephone Transaction Privilege,” below); all such allocation instructions must be provided in good order. If you change the Contract’s premium allocation percentages, Fund Rebalancing will automatically be discontinued unless you specifically direct otherwise. To allocate premiums other than to the existing allocation, the owner must submit a written request with clear direction separate from the check.

23

The percentages of Net Premium Payments that may be allocated to any Subaccount, the Fixed Account, or any Guaranteed Account must be in whole numbers of not less than 1%, and the sum of the allocation percentages must be 100%. We allocate the initial Net Premium Payment within two business days after receipt at our home office, if the application and all information necessary for processing the order are complete. We do not begin processing your purchase order until we receive the application and initial premium payment at our Home Office, identified on the first page of this prospectus, from your agent’s broker-dealer.

If the application is not properly completed, we retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the Owner within two business days.

We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments at our Home Office, based on your allocation percentages then in effect. Please note that if you submit your Premium Payment to your agent, we will not begin processing the Premium Payment until we have received it from your agent’s selling firm. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased is converted into Accumulation Units.

When all or a portion of a premium payment is received without a clear subaccount designation or allocated to a subaccount that is not available for investment, we may allocate the undesignated portion or the entire amount, as applicable, into the Money Market Subaccount. You may at any time after the deposit direct us to redeem or exchange units in the Money Market Subaccount, which will be completed at the next appropriate net asset value. All transactions will be subject to any applicable fees or charges.

The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

We offer a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net Premium Payment comes from the surrender of an annuity contract issued by National Life’s affiliate, Life Insurance Company of the Southwest. We pay this credit after the free look right with respect to the Contract has expired.

Transfers

You may transfer the Contract Value among the Subaccounts of the Variable Account and among the Variable Account, the Fixed Account (subject to the limitations set forth below) and the Guaranteed Accounts by making a written transfer request (electronic or otherwise). If you elect the telephone transaction privilege, you may make transfers by telephone. See “Telephone Transaction Privilege,” below. Transfers are made as of the Valuation Day that the request for transfer is received, in good order, at our Home Office. Please remember that a Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m. Eastern Time. Transfers to or from the Subaccounts may be postponed under certain circumstances. See “Payments,” below. A market value adjustment will be applied to transfers out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below.

We currently allow transfers to the Fixed Account and the Guaranteed Accounts of all or any part of the Variable Account Contract Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account and/or the Guaranteed Accounts to 25% of the Variable Account Contract Value during any Contract Year. For Contracts issued in Massachusetts only, we will enforce the above restrictions on your ability to move Contract Value into the Fixed Account and the Guaranteed Accounts only when the yield on investment would not support the statutory minimum interest rate. In addition, we will enforce these restrictions only in a manner that would not be unfairly discriminatory.

You may, one time each year between January 1st and February 15th, transfer a portion of the unloaned value in the Fixed Account to the Variable Account. We reserve the right to restrict this transfer to 10% of the Contract Value in the Fixed Account (25% in New York). After a transfer from the Fixed Account to the Variable Account or a Guaranteed Account, we reserve the right to require that the value transferred remain in the Variable Account or a Guaranteed Account for at least one year before it may be transferred back to the Fixed Account. Because of the Fixed Account’s transfer restrictions, it may take you several years to transfer all of your Accumulated Value in the Fixed Account to a Guaranteed Account or to the Subaccounts of the Variable Account. You should carefully consider whether the Fixed Account and a Guaranteed Account meet your investment criteria.

24

Where approved by your state insurance regulator, if you transfer Contract Value out of any Guaranteed Account, you may not transfer Contract Value back into any Guaranteed Account until one year has elapsed from the time of the transfer out of a Guaranteed Account.

We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

We have no current intention to impose a transfer charge. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of 12 transfers in any one Contract Year. We may do this if the expense of administering transfers becomes burdensome. See “Transfer Charge,” below.

Disruptive Trading

Policy. The Contracts are intended for long-term investment by Owners. They were not designed for the use of market timers or other investors who make similar programmed, large, frequent, or short-term transfers. Market timing and other programmed, large, frequent, or short-term transfers among the Subaccounts or between the Subaccounts and the Fixed Account or a Guaranteed Account can cause risks with adverse effects for other Owners (and beneficiaries and Funds). These risks include:

•	the dilution of interests of long-term investors in a subaccount if purchases or transfers into or out of a Fund are made at prices that do not reflect an accurate value for the Fund’s investments;

•	an adverse effect on Fund management, such as impeding a Fund manager’s ability to sustain an investment objective, causing a Fund to maintain a higher level of cash than would otherwise be the case, or causing a Fund to liquidate investments prematurely (or at an otherwise inopportune time) to pay withdrawals or transfers out of the Fund; and

•	increased brokerage and administrative expenses.

The risks and costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the “Procedures”) and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the Funds, we cannot guarantee that all harmful trading will be detected or that a Fund will not suffer harm from programmed, large, frequent, or short-term transfers among the Subaccounts of variable products issued by these companies or retirement plans.

Deterrence. Once an Owner has been identified as a “market timer” under the Procedures, we notify the Owner that we will not accept instructions for such market timing or other similar programmed, large, frequent or short-term transfers in the future. We also will mark the Contract on our administrative system so that the system will have to be overridden by the Variable Products services staff to process any transfers. We will only permit the Owner to make transfers when we believe the Owner is not “market timing.”

In our sole discretion, we may revise the Procedures at any time, without prior notice, as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). We also reserve the right, to the extent permitted or required by applicable law, to (1) implement and administer redemption fees imposed by one or more Funds in the future, (2) deduct redemption fees imposed by the Funds, and (3) suspend the transfer privilege at any time we are unable to purchase or redeem shares of the Funds. We may be required to share personal information about you with the Funds.

We currently do not impose redemption fees on transfers. Further, for transfers between or among the Subaccounts, we currently do not expressly allow a certain number of transfers in a given period or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our Procedures in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Procedures consistently to all Owners without waiver or exception.

25

Fund Frequent Trading Policies. The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. You should be aware that we may not have the operational capacity to apply the frequent trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

Owners should be aware that we are required to provide to a portfolio or its designee, promptly upon request, certain information about the trading activity of individual Owners, and to restrict or prohibit further purchases or transfers by specific Owners identified by a portfolio as violating the frequent trading policies established for that portfolio. If we do not process a purchase because of such restriction or prohibition, we may return the premium to the Owner, place the premium in the Money Market Subaccount until we receive further instruction from the Owner and/or replace the restricted or prohibited Subaccount with the Money Market Subaccount in the Owner’s default allocation until we receive further instructions from the Owner.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund’s ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Fund will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Funds. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of Fund shares, as well as the owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

As a result of our discretion to permit Owners previously identified as “market timers” to make transfers that we do not believe involve “market timing,” and as a result of operational and technological limitations, differing fund procedures, and the omnibus nature of purchase and redemption orders, some Owners may still be able to engage in market timing, while other Owners bear any adverse effects of that market timing activity. To the extent we are unable to detect and deter market timing or other similar programmed, large, frequent, or short-term transfers, the performance of the Subaccount and the Fund could be adversely affected, including by (1) requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund’s manager might otherwise choose to maintain or to liquidate Fund holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses and (2) diluting returns to long-term shareholders.

Value of a Variable Account Accumulation Unit

We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccount commenced operations. We determine the value for any subsequent Valuation Period by multiplying the value of an Accumulation Unit for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum value of an Accumulation Unit is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor. Each Subaccount of the Variable Account has its own Net Investment Factor.

The Net Investment Factor measures the daily investment performance of that Subaccount.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Fund shares because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

26

Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends that are credited by some Funds (e.g., the BlackRock Money Market Portfolio).

Determining the Contract Value.

The Contract Value is the sum of:

1) the value of all Variable Account Accumulation Units, plus

2) amounts allocated and credited to the Fixed Account, plus

3) amounts allocated and credited to a Guaranteed Account, minus

4) any outstanding loans on the Contract and accrued interest on such loans.

When charges or deductions are made against the Contract Value, we deduct an appropriate number of Accumulation Units from the Subaccounts and an appropriate amount from the Fixed Account in the same proportion that your interest in the Subaccounts and the unloaned value in the Fixed Account bears to the total Contract Value. We will not deduct charges or deductions from a Guaranteed Account unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and in the Fixed Account. If we need to deduct charges or deductions from the Guaranteed Accounts, we will do so pro rata from all Guaranteed Accounts, and within Guaranteed Accounts of the same duration, on a first-in-first-out basis; that is, the Contract Value with the earliest date of deposit will be deducted first. Value held in the Fixed Account and the Guaranteed Accounts is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to CDSCs, the Annual Contract Fee, and premium taxes, if applicable.

Annuitization

Maturity Date. The Maturity Date is the date on which annuity payments are scheduled to begin. You may indicate the Maturity Date on the application. The earliest Maturity Date must be at least 2 years after the Date of Issue, unless otherwise approved (10 years after the Date of Issue in the States of Oregon and Massachusetts). If no specific Maturity Date is selected, the Maturity Date will be your 90th birthday, the 90th birthday of the oldest of Joint Owners, or the Annuitant’s 90th birthday if the Owner is not a natural person; or, if later, 10 years after the Date of Issue. You may elect a single payment equal to the Cash Surrender Value on the Maturity Date, rather than annuity payments. You may also settle the contract under a Payment Option prior to the scheduled maturity date. You may contact either your registered representative or the Home Office for requirements to settle the Contract. Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life.

If you request in writing (see “Ownership Provisions,” below), and we approve the request, the Maturity Date may be accelerated or deferred. However, we will not permit an acceleration of a Contract’s Maturity Date to any date before the 30-day window prior to the termination date of any Guaranteed Account held by the Contract. If an Owner of such a Contract desires to accelerate that Contract’s Maturity Date, the Owner must first transfer the Contract Value in all Guaranteed Accounts the termination dates of which would occur more than 30 days after the accelerated Maturity Date into the Fixed Account or the Variable Account. A market value adjustment will be applied to such Contract Value transferred out of the Guaranteed Accounts. See “The Guaranteed Accounts,” below.

Election of Payment Options. You may, with prior written notice (in good order) and at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Contract Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Contract Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, we will pay the proceeds as Option 3 - Payments for Life with 120 months certain. You may elect, revoke or change an Annuity Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment Options available are described below.

Frequency and Amount of Annuity Payments. The amount of your annuity payment depends in part on the frequency and duration of annuity payments. If you would like the amount of your annuity payments to be as large as possible, you should select an option that pays less frequently and for a shorter duration. On the other hand, if it is important for you to receive annuity payments as often and for as long a time period as possible, you should select an annuity payment option that pays more frequently and for a longer period of time. Please note that, in general, the more frequent or the longer the duration is for annuity payments, the smaller the amount that each annuity payment will be. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

27

Annuitization - Variable Account

We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account Contract Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being on his or her birthday nearest the Annuitization Date, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The following steps are taken to establish the number of Annuity Units representing each monthly annuity payment:

•	The dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;

•	The number of Annuity Units remains fixed during the annuity payment period;

•	The dollar amount of the second and subsequent payments is not predetermined and may change from payment to payment; and

•	The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

Once payments have begun, future payments will not reflect any changes in mortality experience.

Value of an Annuity Unit. The value of an Annuity Unit for a Subaccount is set at $10 when the first Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see “Net Investment Factor,” above).

Assumed Investment Rate. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. We may make assumed investment rates available at rates other than 3.5%. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return, as measured by the Net Investment Factor, is at a constant annual rate of 3.5%, the annuity payments will be level.

Annuitization - Fixed Account

A Fixed Annuity is an annuity with payments that are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the Annuitization Date using the age of the Chosen Human Being on his or her nearest birthday, and the sex of the Chosen Human Being, if applicable. The applicable Annuity Table will be based on our expectation of investment earnings, expenses and mortality (if payments depend on whether the Chosen Human Being is alive) on the Annuitization Date. The applicable Annuity Table will provide a periodic Fixed Annuity payment at least as great as the guarantee described in your Contract.

We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of Fixed Annuity payments.

Annuity Payment Options

Any of the following Annuity Payment Options may be elected:

Option 1-Payments for a Stated Time. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

Option 2-Payments for Life. An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. It would be possible under this option for the Payee to receive only one annuity payment if the annuitant dies before the second annuity payment date, two annuity payments if the Annuitant dies before the third annuity payment date, and so on.

28

Option 3-Payments for Life with Period Certain-Guaranteed. For an annuity that if at the death of the Chosen Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period.

We may allow other Annuity Payment Options, including, if applicable, the Stretch Annuity Payment Option described below.

Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If a request is approved by us, it will be permitted under the Contract.

Qualified Contracts (except Roth IRAs before the Owner’s death) are subject to the minimum distribution requirements set forth in the Code. Payment Option 1 may not satisfy these requirements. Please consult a tax advisor.

Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under Payment Option 1, you may also fully surrender the Contract at any time. Upon surrender in this situation, the Owner will receive the remaining value of the Contract, which is the value of the Contract used to determine the most recent payment amount, adjusted for investment performance through the date of surrender. Surrender is subject to any applicable CDSC at the time of the surrender.

Stretch Annuity Payment Option

We offer the Stretch Annuity Payment Option to Contracts that have paid Net Premium Payments, less any Withdrawals (including the impact of any CDSC associated with such Withdrawals), of at least $25,000 per beneficiary participating in the payment option.

Under this payment option, we will make annual payments for a period determined by the joint life expectancy of an initial Payee and a beneficiary, as calculated based on Table VI of Section 1.72-9 of the Income Tax Regulations (but if the Contract is a Qualified Contract, no less than the minimum required distribution under the Code). The beneficiary may be a much younger person than the initial Payee, such as a grandchild, so that under this payment option, payments may be made over a lengthy period of years.

Please consult your authorized National Life representative for more information on the Stretch Annuity Payment Option.

You should consult your tax advisor about potential income, gift, estate and generation-skipping transfer tax consequences of electing the Stretch Annuity Payment Option.

Death of Owner

If you or a Joint Owner dies prior to the Annuitization Date, then we will pay a Death Benefit to the Beneficiary.

The Contract provides that if you or a Joint Owner dies prior to the Contract Anniversary on which your age, on an age on nearest birthday basis, is 81, the Death Benefit will be equal to the greater of:

(a)	the Contract Value, or

(b)	the Net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value), and

(c)	in each case minus any applicable premium tax charge to be assessed upon distribution.

Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life.

29

If your state approved the adjustment referred to in (b) above for cases where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value after that date, or has not yet approved that adjustment, that adjustment will not be made. In the case of these Contracts, a Withdrawal will reduce the Death Benefit only by the amount of the Withdrawal.

The Contract further provides that if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.

Unless the Beneficiary is the deceased or the Owner’s (or Joint Owner’s) spouse (as defined under Federal law), the Death Benefit must be distributed within five years of such Owner’s death. The Beneficiary may elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner’s death and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or, if applicable, a Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner.

Death of Annuitant Prior to the Annuitization Date

If an Annuitant who is not an Owner dies prior to the Annuitization Date, a Death Benefit equal to the Cash Surrender Value of the Contract will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant’s death, the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive, in good order, at our Home Office in writing:

•	due proof of the Annuitant’s or an Owner’s (or Joint Owner’s) death;

•	an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and

•	any form required by state insurance laws.

If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law the Death Benefit will be paid in a single sum payment.

If you or your Beneficiary elect to receive proceeds in a lump sum payment, unless the Beneficiary requests a National Life check, we will place the proceeds into an interest bearing special account maintained by a financial institution and retained by us in our General Account. In that case, we will send you or your Beneficiary a "draftbook"; you or your Beneficiary can access funds from the special account by writing a "draft" for all or a portion of the Death Benefit proceeds. We fund the "draft" writing privileges. The interest bearing special account is not a bank account and is subject to the claims of our creditors. The interest bearing special account is not insured nor guaranteed by the FDIC or any other government agency. We will send the payee the "draftbook" within seven days of when we placed the proceeds into the special account, and the payee will receive any interest on the proceeds placed in the special account. There is no guaranteed rate of interest credited to the proceeds placed in the special account. However, any interest credited to the special interest bearing account will be currently taxable to you or your Beneficiary in the year in which it is credited. We may make a profit on all amounts left in the interest bearing special account.

30

Generation-Skipping Transfers

We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

Ownership Provisions

Unless otherwise provided, the Owner has all rights under the Contract. If the purchaser names someone other than himself or herself as owner, the purchaser will have no rights under the contract. If Joint Owners are named, each Joint Owner possesses an undivided interest in the Contract. The death of any Joint Owner triggers the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see “Federal Income Tax Considerations,” below). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be in good order—(1) made by proper written application, (2) received and recorded by National Life at its Home Office, and (3) may include a signature guarantee as specified in the “Surrender and Withdrawal” provision below. The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time the request for change was received (in good order) and recorded.

The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.

CHARGES AND DEDUCTIONS

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSCs, the Annual Contract Fee and Premium Tax deductions. The Fixed Account and the Guaranteed Accounts are not subject to the Mortality and Expense Risk Charge and the Administration Charge.

We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include:

•	processing applications for and issuing the Contracts;

•	processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);

•	maintaining records;

•	administering annuity payouts;

•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

•	reconciling and depositing cash receipts;

•	providing Contract confirmations;

•	providing toll-free inquiry services; and

•	furnishing telephone transaction privileges.

31

The risks we assume include:

•	the risk that the actual life-span of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed);

•	the risk that Death Benefits will exceed the actual Contract Value;

•	the risk that more Owners than expected will qualify for and exercise waivers of the CDSC; and

•	the risk that our costs in providing the services will exceed our revenues from the Contract charges (which we cannot change).

The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the CDSC collected may not fully cover all of the distribution expenses we incur. We may also realize a profit on one or more of these charges. We may use any profits for any corporate purpose, including sales expenses.

Deductions from the Variable Account

We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge.

Contingent Deferred Sales Charge

We may pay a commission up to 6.5% for the sale of a Contract; however, we make no deduction for this commission payment from the Premium Payments for these Contracts. However, if a Withdrawal is made or a Contract is surrendered, we will with certain exceptions, deduct a CDSC.

The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Net Premium Payments that are withdrawn or surrendered. For purposes of calculating the CDSC Withdrawals or surrenders are considered to come first from the oldest Net Premium Payment made to the Contract, then the next oldest Net Premium Payment and so forth, and last from earnings on Net Premium Payments. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on Net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Net Premium Payments within the time periods set forth.

The CDSC applies to Net Premium Payments as follows:

Number of Completed Years from Date of Net Premium Payment	Contingent Deferred Sales Charge Percentage

0	7%
1	6%
2	5%
3	4%
4	3%
5	0%

In any Contract Year after the first Contract Year, you may make Withdrawals, without a CDSC, of an aggregate amount equal to 15% of the Contract Value (except for in New Jersey and the State of Washington where the free amount is 10%). This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.

32

In the first Contract Year, a CDSC-free Withdrawal is available in an amount not exceeding 1/12th of 15% (10% in New Jersey and the State of Washington) of each Premium Payment for each completed month since each Premium Payment. Two ways to access these CSDC-free amounts in the first Contract Year are by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see “Available Automated Fund Management Features-Systematic Withdrawals,” below), or by making a Withdrawal that is part of a series of substantially equal periodic payments over the life of the Owner or the joint lives of the Owner and his or her spouse, to which section 72(t)(2)(A)(iv) of the Code applies. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. You may be subject to a tax penalty if you take Withdrawals prior to age 59½ (see “Federal Income Tax Considerations,” below). In New Jersey and the State of Washington, the CDSC-free provision will apply to full surrenders and Withdrawals but will be limited to 10% of the Contract Value as of the most recent Contract Anniversary for both Withdrawals and full surrenders.

In addition, no CDSC will be deducted:

•	upon the Annuitization of Contracts,

•	upon payment of a death benefit pursuant to the death of the Owner, or

•	from any values which have been held under a Contract for at least 60 months.

No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account or a Guaranteed Account and the Variable Account; however, a Market Value Adjustment may apply to transfers out of a Guaranteed Account before the termination date of such account.

When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a CDSC after the first Contract Year, shall be the larger of (a) or (b), where

(a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and where

(b) is the difference between the Contract Value as of the last Contract Anniversary and the Net Premium Payments made to the Contract, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Contract Anniversary.

We will waive the CDSC if the Owner dies or if the Owner annuitizes. However, if the Owner elects a settlement under Payment Option 1, and subsequently surrenders the Contract prior to seven years after the date of the last Premium Payment, the surrender will be subject to a CDSC.

We will also waive the CDSC if, following the first Contract Anniversary, you are confined to an eligible nursing home for at least the 90 consecutive days ending on the date of the Withdrawal request. This waiver is not available in the States of New Jersey and New York.

Annual Contract Fee

For Contracts with a Contract Value of less than $50,000 as of any Contract Anniversary prior to the Annuitization Date, we will assess an Annual Contract Fee of $30. This fee will be assessed annually on each Contract Anniversary on which the Contract Value is less than $50,000. No Annual Contract Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

Transfer Charge

Currently, unlimited free transfers are permitted among the Subaccounts and the Guaranteed Accounts, and transfers among the Fixed Account, the Variable Account and the Guaranteed Accounts are permitted free of charge within the limits described above under “Transfers” (however, a market value adjustment will be applied to any transfer out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below). We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. We would not anticipate making a profit on any future transfer charge.

33

If we impose a transfer charge, we will deduct it from the amount being transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Fund Rebalancing features, transfers resulting from loans, or if there has been a material change in the investment policy of the Fund from which the transfer is being made. These transfers will not count against the 12 free transfers in any Contract Year.

Premium Taxes

If a governmental entity imposes premium taxes, we make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax, we may deduct an amount equal to premium taxes from the Premium Payment. We currently intend to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, we currently expect to make deductions for premium taxes at the time of Annuitization, death of the Owner, or surrender, although we also reserve the right to make such a deduction at the time we pay premium taxes to the applicable taxing authority.

Other Charges

The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflects management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in “Underlying Fund Annual Expenses” above.

More detailed information is contained in the Funds’ prospectuses, which are available at no charge by contacting us at the number and address listed on the first page of this prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as our insurance agents. We pay commissions to the broker-dealers for selling the Contracts. You do not pay directly these commissions. We do. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contracts. (See “Distribution of Contracts” below).

A market value adjustment may apply to certain surrenders, withdrawals, transfers, and annuitization from a Guaranteed Account. See “The Guaranteed Accounts — Market Value Adjustment.”

CONTRACT RIGHTS AND PRIVILEGES

Free Look

You may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value plus any charges assessed at issue, including the Annual Contract Fee, and any premium tax, unless otherwise required by state and/or federal law. Some states may require a longer free look period. Where the Contract Value is refunded, you will have borne the investment risk and been entitled to the benefit of the investment performance of the chosen Subaccounts during the time the Contract was in force.

In the case of IRAs and states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

In order to revoke the Contract, it must be mailed or delivered to our Home Office. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office.

The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to you will be paid by us.

Loan Privilege - Tax Sheltered Annuities

Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, loans will be available on your Contract. Loans will be subject to the terms of the Contract and the Code.

34

If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available anytime prior to the Annuitization Date. We may limit the number of loans available on a single contract. You will be able to borrow a minimum of $1,500 (we may permit lower amounts). The maximum loan balance which may be outstanding at any time on your Contract is 90% of the sum of Contract Value, outstanding loans and accrued interest on loans minus the CDSC that would apply if you surrendered your Contract (if you have Contract Value allocated to one or more Guaranteed Accounts, at the time you wish to take a loan, you must first transfer all such Contract Value out of those Guaranteed Accounts - see “The Guaranteed Accounts,” below). In no event may the aggregate amount borrowed from all your Tax-Sheltered Annuities under your 403(b) Plan, including this Contract, exceed the lesser of:

(a)	50% of the combined nonforfeitable account balances of all your Tax-Sheltered Annuities held under your 403(b) Plan (or $10,000 if greater); or

(b)	$50,000.

The $50,000 limit will be reduced by the excess (if any) of the highest loan balances owed during the prior one-year period over the loan balance on the date the loan is made. The highest loan balance owed during the prior one-year period may be more than the amount outstanding at the time of the loan, if an interest payment or principal repayment has been made.

All loans will be made from the Collateral Fixed Account. When a loan is taken, an amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. We will transfer to the Collateral Fixed Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the Fixed Account in the same proportion that such amounts bear to the total Contract Value. No CDSC is deducted at the time of the loan or on any transfers to the Collateral Fixed Account.

Until the loan is repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited with interest at an annual rate we declare from time to time, but will never be less than the minimum annual rate guaranteed for your Contract’s Fixed Account. On each Contract Anniversary and on each date that a loan repayment is received, any amount of interest credited on the Collateral Fixed Account will be allocated among the Fixed Account and the Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase your principal residence must be repaid within 20 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at annual rates specified in the loan agreement or an amendment to the loan agreement. The maximum interest rate will be the greater of:

•	the Moody’s Corporate Bond Yield Average — Monthly Average Corporates, as published by Moody’s Investors Service, Inc., or its successor, (or if that average is no longer published, a substantially similar average), for the calendar month ending two months before the date the rate is determined; or

•	4%.

The loan interest rate is subject to change on each Contract Anniversary. If the loan interest rate changes, we will send you a notice of the new loan interest rate and new level payment amount. We must reduce the loan interest if on a Contract Anniversary the maximum loan interest rate is lower than the interest rate for the previous Contract Year by 0.50% or more. We may increase the loan interest rate if the maximum loan interest rate is at least 0.50% higher than the loan interest rate for the previous Contract Year. The loan interest rate we charge will be equal to or less than the maximum loan interest rate at the time it is determined, and will never be higher than 15%. Twenty days prior to the due date of each loan repayment, as set forth in the loan agreement or an amendment to the loan agreement, we will send you a notice of the amount due. Corresponding to the due date of each loan repayment, we will establish a “billing window” defined as the period beginning on the date that we mail the repayment notice (20 days prior to the payment due date) and extending 31 days after the due date.

Loan repayments received within the billing window that are sufficient to satisfy the amount due will be applied to the Contract as interest and repayment of principal. The amounts of principal and interest set forth in the loan agreement or an amendment to the loan agreement are the amounts if all loan repayments are made exactly on the due date. The actual amount of a repayment allocated to interest will be determined based on the actual date the repayment is received, the amount of the outstanding loan, and the number of days since the last repayment date. The amount of principal will be the repayment amount minus the interest. The loan principal repayment will, on the date it is received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

Loan repayments received outside of the billing window will be processed as a repayment of principal only. Only repayments received within the billing window may satisfy the amount due. If a payment received within the billing window is less than the amount due, it will be returned to you.

35

If a loan repayment that is sufficient to satisfy the amount due is not made within the billing window, then the entire balance of the loan will be considered in default. This amount may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Contract or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Contract Value until such time as a distribution may be made. On each Contract Anniversary, while a loan is in default, interest accrued on loans will be added to the outstanding loans.

If you surrender your Contract while a loan is outstanding, you will receive the Cash Surrender Value, which is reduced to reflect the loan outstanding plus accrued interest. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Contract that would otherwise qualify as a transfer as permitted in the Code.

Loans may also be subject to additional limitations or restrictions under the terms of the employer’s plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer. In addition, if the section 403(b) Tax-Sheltered Annuity Contract is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), a loan will be treated as a “prohibited transaction” subject to certain penalties unless additional ERISA requirements are satisfied. You should seek competent legal advice before requesting a loan. We are not responsible for determining whether a loan meets the requirements of ERISA, including the requirement that a loan bear a reasonable rate of interest.

If a loan is outstanding, all payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan processing fee. IRAs, Non-Qualified Contracts and Qualified Contracts other than section 403(b) Tax-Sheltered Annuity Contracts are not eligible for loans.

Surrender and Withdrawal

At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, upon proper written application deemed by us to be in good order, surrender the Contract. “Proper written application” means that you must request the surrender in writing. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value will reflect any applicable CDSC (see “Contingent Deferred Sales Charge,” above), any outstanding loan and accrued interest, and, in certain states, a premium tax charge (see “Premium Taxes”, above). The Cash Surrender Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.

We will normally not permit Withdrawal or Surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or Surrender is received.

At any time before the death of the Owner and before the Contract is annuitized, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, except where the Withdrawal is a minimum distribution as required by certain Qualified Contract rules or where the Withdrawal is part of an automated process of paying investment advisory fees to the Owner’s investment advisor. At least $3,500 in Cash Surrender Value must remain after any Withdrawal. In some states, where approved by the state, at least $3,500 in Contract Value must remain after any Withdrawal. If a withdrawal causes your Contract Value to fall below the $3500 minimum, we may redeem your remaining contact value. Before we redeem your remaining Contract Value, we will provide you notice and give you the opportunity to increase your Contract Value to the $3500 minimum. Withdrawals made for the purpose of taking a required minimum distribution in a retirement account are not subject to the $3,500 restriction.

36

Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in New Jersey and the State of Washington) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the CDSC. See “Contingent Deferred Sales Charge”, above. However, in the first Contract Year, a CDSC-free Withdrawal is currently available in an amount not exceeding 1/12th of 15% (10% in New Jersey and the State of Washington) of each premium payment for each completed month since each Premium Payment. For purposes of determining CDSC-free amounts in the first Contract Year only, all Premium Payments received prior to the first Monthly Contract Date will be considered to have been paid at the Date of Issue. One way to access these CDSC-free amounts in the first Contract Year is by setting up a monthly systematic Withdrawal program (see “Available Automated Fund Management Features-Systematic Withdrawals” below). Another limited way to make a Withdrawal in the first year without paying a CDSC is to make a Withdrawal which is part of a series of substantially equal periodic payments made for the life of the Owner or the joint lives of the Owner and his or her spouse, under section 72(t)(2)(a)(iv) of the Code. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Withdrawals will be deemed to be taken from Net Premium Payments in chronological order, with the oldest Net Premium Payment being withdrawn first. This method will tend to minimize the amount of the CDSC.

Withdrawals will be taken based on your instructions at the time of the Withdrawal. If you do not provide specific allocation instructions, or to the extent that Contract Value in the sources you specify are insufficient, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. The Withdrawal will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account. If it is necessary to take the Withdrawal from the Guaranteed Accounts, it will be taken pro rata from all Guaranteed Accounts in which there is Contract Value, and within each Guaranteed Account duration, on a first-in-first-out basis. To the extent a Withdrawal is taken from a Guaranteed Account, a market value adjustment will be applied (see “The Guaranteed Accounts - Market Value Adjustment”, below).

Any CDSC associated with a Withdrawal will be deducted from the Subaccounts, the Fixed Account and/or the Guaranteed Accounts based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount that is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account (as above, it will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in such remaining Subaccounts and the unloaned portion of the Fixed Account). We will process Withdrawals on the Valuation Day we receive your request in good order. If the Withdrawal cannot be processed in accordance with your instructions, then we will notify you through your agent, by telephone or by mail that we cannot process the Withdrawal, and we will not process it until we receive further instructions.

A Surrender or a Withdrawal may have tax consequences. See “Federal Income Tax Considerations,” below.

Payments

We will pay any funds surrendered or withdrawn from the Variable Account within seven days of receipt of such request in good order at our Home Office. Good order means the actual receipt by us of instructions relating to a transaction, along with all the information and supporting legal documentation we require to effect the transaction. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:

•	when the New York Stock Exchange (“Exchange”) is closed;

•	when trading on the Exchange is restricted;

•	when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets; or

•	during any other period when the SEC, by order, so permits for the protection of security holders.

The rules and regulations of the SEC shall govern as to whether certain of the conditions prescribed above exist.

In addition, if, pursuant to SEC rules, the BlackRock Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, loan, or death benefit from the BlackRock Money Market Subaccount until the Portfolio is liquidated.

In cases where you surrender your Contract within 15 days of making a premium payment by check, and we are unable to confirm that such payment has cleared, we may withhold an amount equal to such payment from your surrender proceeds until we are able to confirm that the payment item has cleared, but for no more than 15 days from our receipt of the payment item. You may avoid the possibility of this holdback by making premium payments by unconditional means, such as by certified check or wire transfer of immediately available funds.

37

We reserve the right to delay payment of any amounts allocated to the Fixed Account or to a Guaranteed Account payable as a result of a surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about you and your account to government regulators. In addition, we may be required to block an Owner’s account and thereby refuse to honor any request for transfers, Withdrawals, surrenders, loans or Death Benefits, until instructions are received from the appropriate regulator.

Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract

Where the Contract has been issued as a Tax-Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

(a) The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

1. when the Owner attains age 59 1/2, severs employment, dies, or becomes disabled (within the meaning of Code Section 72(m) (7)); or

2. in the case of hardship (as defined for purposes of Code Section 401-(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

(b) Amounts transferred to a Tax-Sheltered Annuity from other 403(b) contracts or accounts are generally subject to the same restrictions on withdrawals applicable under the prior contract or account.

(c)  For Tax-Sheltered Annuities issued on or after January 1, 2009, amounts attributable to employer contributions are subject to restrictions on withdrawals specified in your employer’s 403(b) plan, in order to comply with new tax regulations.

(d) The surrender and Withdrawal limitations described in (a) above for Tax-Sheltered Annuities apply to:

1. salary reduction contributions to Tax-Sheltered Annuities made for plan years beginning after December 31, 1988;

2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3. all amounts transferred from 403(b)(7) Custodial Accounts (except that amounts held as of the close of the last plan year beginning before January 1, 1989 and salary reduction contributions (but not earnings) after such date may be withdrawn in the case of hardship).

(e) We do not allow a Distribution other than as described above, except in the exercise of a contractual ten-day free look provision (when available). Any Distribution taken by the Owner other than as described above, including a Distribution as a result of the ten-day free look provision, may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax-Sheltered Annuity. National Life is not responsible for any taxes, penalties or other adverse consequences resulting from an Owner taking a Distribution.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life’s understanding of the withdrawal restrictions which are currently applicable under Section 403(b)-(11). Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts. If your Contract is a Tax-Sheltered Annuity, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that Premium Payments, as well as surrenders, withdrawals, loans or transfers you request, comply with applicable tax requirements and to decline premiums or requests that are not in compliance. We will not process Premium Payments, surrenders, withdrawals, loans or transfers until all information required under the tax law has been received. By directing Premium Payments to the Contract or requesting any one of these payments, you consent to the sharing of confidential information about you, the Contract, transactions under the Contract, and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

38

Telephone Transaction Privilege

If you elect the telephone transaction privilege, you may make changes in Net Premium Payment allocations, transfers, or initiate or make changes in dollar cost averaging or Fund rebalancing, in the case of section 403(b) Tax Sheltered Annuities, take loans up to $10,000, and modify systematic withdrawals by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Contract or by providing a proper written authorization to us. We reserve the right to suspend telephone transaction privileges at any time and for any reason. You may, on the application or by a written authorization, authorize your National Life agent to provide telephone instructions on your behalf.

We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed. The procedures followed for telephone transfers will include one or more of the following:

•	requiring some form of personal identification prior to acting on instructions received by telephone,

•	providing written confirmation of the transaction, and

•	making a tape recording of the instructions given by telephone.

You should protect any form of personal identification used to access your account, as we may not be able to verify that the person providing instructions using such personal information is you or someone authorized by you.

Telephone transfers may not always be available. Telephone systems, whether yours, ours, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.

Facsimile Transaction Privilege

You may provide instructions by facsimile for all transactions, except for a death claim, by providing instructions to us at our Home Office at a designated fax number. Contact your agent for more information.  We may suspend facsimile transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

Facsimile transactions may not always be available. Communication systems, whether yours, ours or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request by mail.

Electronic Mail Transaction Privilege

You may provide transfer instructions by e-mail to our Home Office. Additionally, a National Life agent may provide transfer instructions by e-mail to us at our Home Office on your behalf, if you have provided the agent the appropriate authority. Contact your agent for more information.  We may suspend e-mail transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

E-mail transactions may not always be available. Electronic systems, whether yours, ours or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of the request. If your agent experiences problems, you should make your request by mail.

Cyber Security Risk

Our variable insurance product business relies heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

39

Available Automated Fund Management Features

We currently offer the following free automated fund management features. However, we are not legally obligated to continue to offer these features and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one of Dollar Cost Averaging and Fund Rebalancing is available under any single Contract at one time, but either may be used with Systematic Withdrawals.

Dollar Cost Averaging. This feature permits you to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application and completing the appropriate instruction or after issue by filling out similar information on a change request form and sending it to us (in good order).

If you elect this feature, each month on the Monthly Contract Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds. This procedure starts with the Monthly Contract Date next succeeding the Date of Issue or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us.

This feature allows you to move funds into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower and lower numbers of units being purchased when unit prices are higher. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

Fund Rebalancing. This feature permits you to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing. You may elect it at issue by marking the appropriate box on the initial application or after issue by completing a change request form and sending it to us (in good order).

In Contracts utilizing Fund Rebalancing from the Date of Issue, an automatic transfer takes place that causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Contract Date three, six or 12 months after the Date of Issue and continues on each Monthly Contract Date three, six or 12 months thereafter. Contracts electing Fund Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or 12 months thereafter. You may discontinue Fund Rebalancing at any time by submitting an appropriate change request form.

If you change the Contract’s premium allocation percentages, Fund Rebalancing will automatically be discontinued unless you specifically direct otherwise. Fund Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance and into Subaccounts that have had relatively unfavorable investment performance. Fund Rebalancing does not guarantee a profit or protect against a loss.

40

Systematic Withdrawals. At any time after one year from the Date of Issue, if the Contract Value at the time of initiation of the program is at least $15,000, you may elect in writing to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the Systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. Moreover, Withdrawals may only be taken from the Guaranteed Accounts to the extent that the Contract Value in the Variable Account and the Fixed Account is insufficient to accomplish the Withdrawal. If you have not provided specific instructions or if specific instructions cannot be carried out, we process the Withdrawals by taking Accumulation Units from all of the Subaccounts in which you have an interest and the unloaned portion of the Fixed Account on a pro rata basis; Contract Value will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Variable Account and the Fixed Account to accomplish the Withdrawal. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59½. If you direct, we will withhold federal income taxes from each systematic Withdrawal. You may elect to have your systematic withdrawal payment electronically transferred to your checking or savings account by submitting the appropriate paperwork deemed by us to be in good order. A Systematic Withdrawal program terminates automatically when a systematic Withdrawal would cause the remaining Cash Surrender Value to be $3,500 or less. If this happens, then the systematic Withdrawal transaction causing the Cash Surrender Value to fall below $3,500 will not be processed. You may discontinue Systematic Withdrawals at any time by notifying us in writing.

A CDSC may apply to systematic Withdrawals in accordance with the considerations set forth in “Contingent Deferred Sales Charge”, above. If you withdraw amounts pursuant to a systematic Withdrawal program, then, in most states, you may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to 15% of the Contract Value as of the most recent Contract Anniversary (a 10% CDSC-free Withdrawal provision applies in New Jersey and Washington - see “Contingent Deferred Sales Charge,” above). Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC.

Limited Systematic Withdrawals are also available in the first Contract Year (but after 30 days from issue). These Systematic Withdrawals are limited to monthly Systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These Systematic Withdrawals will not be subject to a CDSC. The other rules for Systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Systematic withdrawals may not be elected if there is a policy loan.

Contract Rights Under Certain Plans

Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Contract rest with the Owner, which may be the employer or other obligor under the plan and benefits available to participants under the plan, are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

THE FIXED ACCOUNT

Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion are part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account, including the Guaranteed Accounts discussed below, are not registered under the Securities Act of 1933 (“Securities Act”), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account, the Guaranteed Accounts, and the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our general account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account Net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of Net Premium Payments. We will invest the assets of the Fixed Account and the Guaranteed Accounts in those assets we choose and allowed by applicable law.

41

Minimum Guaranteed and Current Interest Rates

The Contract Value held in the Fixed Account that is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate which may vary from time to time, but which will be fixed at the issue of a Contract and will not vary over the life of the Contract, and will be at least the minimum effective interest rate required by your state’s law. We may credit the Contract Value in the unloaned portion of the Fixed Account with current rates in excess of the minimum guarantee but we are not obligated to do so. We have no specific formula for determining current interest rates. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for 12 months. In general, National Life expects to set the interest rates applicable to Contract Value held in the Fixed Account at rates which permit National Life to earn a profit on the investment of the funds. At the end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.

Amounts deducted from the unloaned portion of the Fixed Account for the charge for the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.

National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below the applicable minimum rate or shorten the period for which the interest rate applies to less than 12 months.

For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.

Enhanced Fixed Account

We may make available to the Contracts a special Fixed Account Option, called the “Enhanced Fixed Account.” The Enhanced Fixed Account allows you to move value into the Variable Account on a gradual and systematic basis, while earning interest at a higher fixed rate than otherwise offered on the Fixed Account on your value while it awaits transfer into the Variable Account. You should keep in mind that the interest rate applicable to the Enhanced Fixed Account applies only for a specified period of time and to a principal balance in the Enhanced Fixed Account that declines over time as funds are moved into the Variable Account.

The Enhanced Fixed Account will be available to new and existing Owners who make a one-time new Premium Payment of at least a minimum dollar amount we specify at the time. Contract Value in the Enhanced Fixed Account will accumulate at an effective annual interest rate in excess of the current rates then being credited to Contract Value in the Fixed Account. We will declare the interest rate for the Enhanced Fixed Account at the time of the offer in our discretion, and this interest rate will apply for the entire offer period. When we set an offer period, we will announce all the terms of the Enhanced Fixed Account, and post this information on our web site at www.nationallifegroup.com.

If more than one Enhanced Fixed Account is offered, we will reserve the right to allow you to participate in only one such offer at a time. In that case, once you have transferred all Contract Value out of the Enhanced Fixed Account under the terms of a given offer, you may participate in subsequent offers subject to the preceding condition and subject to any qualifying rules of any subsequent offers. Any Contract Value in the Enhanced Fixed Account accepted under one offer may not be transferred to any subsequent or concurrent offer. Offer availability and interest rates are determined solely by the date of receipt of the eligible new Premium Payment in our Home Office.

We will require that the Contract Value in the Enhanced Fixed Account be systematically transferred on a monthly basis from the Enhanced Fixed Account to the Subaccounts. The required monthly transfer amount will be a percentage of the Premium Payment allocated to the Enhanced Fixed Account. We will declare this percentage at the time of the offer, in our discretion. Each month on the Monthly Contract Date, the monthly transfer amount will be transferred from the Enhanced Fixed Account to the Subaccounts and in the percentage amounts selected by the Owner (other than the Money Market Subaccount), until the Contract Value in the Enhanced Fixed Account is exhausted.

The Enhanced Fixed Account will be part of the Fixed Account described above.

Transfers into the Enhanced Fixed Account will not be allowed. The Owner may transfer Contract Value out of the Enhanced Fixed Account at any time, by making a transfer request. If the entire Contract Value in the Enhanced Fixed Account is transferred out, the program ends. If less than the entire Contract Value in the Enhanced Fixed Account is transferred out, the scheduled monthly transfers will continue until the Enhanced Fixed Account is exhausted.

42

The Owner may terminate participation in the Enhanced Fixed Account at any time by notifying National Life at its Home Office. This will result in all value in the Enhanced Fixed Account being transferred in accordance with the Owner’s then-current premium allocation.

Withdrawals from the Enhanced Fixed Account will be allowed, in the same manner as for other Withdrawals, but will be subject to any applicable CDSC.

Guaranteed Accounts, as described below, are not available for the systematic transfers out of the Enhanced Fixed Account.

This program is not available simultaneously with Dollar Cost Averaging or Fund Rebalancing, but is available with Systematic Withdrawals. Also, if you elect to receive benefits under an Accelerated Benefits Rider while you have Contract Value in the Enhanced Fixed Account, your Contract Value in the Enhanced Fixed Account will immediately be transferred to the Money Market Subaccount.

We may permit, in our discretion, additional Premium Payments on the same Contract to be allocated to the Enhanced Fixed Account. If we do so, we will add a declared percentage of the new Premium Payment to the original monthly transfer amount, the same instructions for allocating to the Subaccounts will apply, and the program will continue to operate until the Contract Value in the Enhanced Fixed Account is exhausted.

We may need to refund Premium Payments intended for the Enhanced Fixed Account if they are less than the minimum required or if, for any other reason, the written instructions of the Owner cannot be carried out. We may hold these Premium Payments for up to 20 days before refunding them. Any amounts refunded will be credited with interest at 5.0% per annum. The Enhanced Fixed Account will not be available in the State of Washington.

THE GUARANTEED ACCOUNTS

Contract Owners may also allocate Net Premium Payments and/or Contract Value to one or more Guaranteed Accounts. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in a Guaranteed Account for the specified period of time. Guaranteed Accounts are currently available for five-, seven- and ten-year periods.

Like the Fixed Account described above, Net Premium Payments under any Guaranteed Account and transfers to any Guaranteed Account are part of National Life’s general account, which supports its insurance and annuity obligations.

Investments in the Guaranteed Accounts

You may invest in a Guaranteed Account by allocating Net Premium Payments to a Guaranteed Account of the desired five-, seven- and ten-year period, either on the application or by a later change in Net Premium Payment allocation. You may also transfer Contract Value from the Variable Account to a Guaranteed Account with the desired five-, seven- and ten-year period by making a written transfer request, or by telephone if the telephone transaction privilege applies. Transfers from the Fixed Account to a Guaranteed Account are permitted only to the same extent described under “Transfers” above for transfers from the Fixed Account to the Variable Account.

All deposits into a Guaranteed Account are subject to a $500 minimum. If such an allocation would result in a deposit to a Guaranteed Account of less than $500, such Net Premium Payments will be allocated instead to the Money Market Subaccount.

You may not invest in a Guaranteed Account where the end of the guarantee period for such Guaranteed Account is later than your Contract’s Maturity Date.

Interest at a specified rate will be guaranteed to be credited to all Contract Value in a particular Guaranteed Account for the entire specified period, if the Contract Value remains in that Guaranteed Account for the entire specified period. We expect to change the specified rates for new investments in Guaranteed Accounts from time to time based on returns then available to us for the specified periods, but such changes will not affect the rates guaranteed on previously invested Contract Value. We expect to set the rates for the Guaranteed Accounts such that we will earn a profit on the investment of the funds. If you surrender your Contract or withdraw or transfer Contract Value out of a Guaranteed Account prior to the end of the specified period, a variable adjustment referred to in this prospectus as a “market value adjustment” will be applied to such Contract Value before the surrender, Withdrawal or transfer. This market value adjustment is described in detail below.

43

Currently there is no charge, apart from any market value adjustment as referred to above, for transfers into or out of a Guaranteed Account. However, although we have no present intention to impose a transfer charge in the foreseeable future, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. Transfers into and out of a Guaranteed Account, other than at the termination of a Guaranteed Account, would count toward such limits.

We may at any time change the number and/or duration of Guaranteed Accounts we offer. Any such changes will not affect existing allocations to Guaranteed Accounts at the time of the change.

Termination of a Guaranteed Account

The termination date for a particular Guaranteed Account will be the anniversary of the date Contract Value is credited to a Guaranteed Account. For example, if Contract Value is transferred to a 7-year Guaranteed Account on May 2, 2016, the termination date for this Guaranteed Account is May 2, 2023, or the next following Valuation Day if May 2, 2023 is not a Valuation Day.

We will notify you in writing of the termination of your Guaranteed Account. Such notification will normally be mailed approximately 45 days prior to the termination date for a Guaranteed Account. During the 30-day period prior to the termination date (the “30-day window”), you may provide instructions to reinvest the Contract Value in a Guaranteed Account, either as of the date we receive your instructions, or the termination date (or the next Valuation Day, if the date we receive your instructions or the termination date is not a Valuation Day), in any of the Subaccounts of the Variable Account, in the Fixed Account, or in any Guaranteed Account that we may be offering at that time. No market value adjustment will apply to any such reinvestment made as the result of instructions received during the 30-day window. In the event that you do not provide instructions during the 30-day window as to how to reinvest the Contract Value in a Guaranteed Account, we will, on the termination date, or the next following Valuation Day if the termination date is not a Valuation Day, transfer the Contract Value in a Guaranteed Account to the Money Market Subaccount of the Variable Account. No market value adjustment will be applied to this transfer. You will then be able to transfer the Contract Value from the Money Market Subaccount to any other available investment option.

Market Value Adjustment

Contract Value allocated to a Guaranteed Account is not restricted from being surrendered, withdrawn, transferred or annuitized prior to the termination date of the Guaranteed Account. However, a market value adjustment will be applied to a surrender of your Contract or any such Contract Value withdrawn or transferred (we refer to a surrender, Withdrawal or transfer before the 30-day window as a “MVA Withdrawal”) from the Guaranteed Account prior to the 30-day window before its termination date.

We will apply the market value adjustment before we deduct any applicable CDSC or taxes. A market value adjustment will apply to Withdrawals from a Guaranteed Account prior to the 30-day window before its termination date even if a waiver of the CDSC applies to such a Withdrawal.

A market value adjustment reflects the change in current interest rates since we established a Guaranteed Account. The market value adjustment may be positive or negative. Adjustments may be limited in amount, as described in more detail below.

Generally, if at the time of your MVA Withdrawal the applicable index interest rate for maturities equal to the time remaining before the termination date of your Guaranteed Account is higher than the applicable index interest rate for maturities equal to the period of your Guaranteed Account at the time of your investment in the Guaranteed Account, then the market value adjustment will result in a reduction of your Contract Value. If the opposite is true at the time of your MVA Withdrawal, then the market value adjustment will result in an increase in your Contract Value. However, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at the Contract’s minimum guaranteed interest rate. This minimum guaranteed interest rate may vary based on your state law and on prevailing interest rates, but will be set at the time of issue of the Contract and, once set, will not vary over the life of the Contract.

We compute the amount of a market value adjustment as the lesser of (1) and (2) below. The market value adjustment will be positive if (1) below is positive. It will be negative if (1) below is negative.

(1) the absolute value of the Contract Value subject to the market value adjustment times:

((1+i)/ (1+j+c)) n/12 – 1

44

where

i = the interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available at the time of the initial deposit for the Guaranteed Account duration.

n = the number of whole months until the termination date of the Guaranteed Account

j = the current interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available for a period of length n/12, rounded down to the next whole year. If there is no interest rate for the maturity needed to calculate i or j, we will use straight line interpolation between the interest rate for the next highest and next lowest maturities to determine that interest rate. If the maturity is less than one year, we will use the index rate for a one-year maturity.

c = a constant, .0025 in most jurisdictions.

or

(2) the amount initially deposited into the Guaranteed Account times:

((1+k) d/365 – (1 + g) d/365) – the sum of all [TransferT ((1+k) e/365 – (1 + g) e/365)]

where

k = the interest rate guaranteed for the guaranteed period.

d = (365 times the number of complete years since the initial deposit into the Guaranteed Account) plus the number of days since the last anniversary of such initial deposit (or the initial deposit date if less than one year has elapsed since the initial deposit) to the current date.

TransferT = a transfer from the Guaranteed Account on day T.

e = (365 times the number of complete years since T to the current transfer date) plus the number of days from the last anniversary of T (or the days since T if less than one year has elapsed).

g= your Contract’s guaranteed minimum interest rate.

If you have made more than one deposit into a Guaranteed Account, and you do not instruct us otherwise, we will treat Withdrawals and transfers as coming from such Guaranteed Accounts on a pro rata basis, and within Guaranteed Accounts with the same initial guarantee period, on a first-in-first-out basis; that is, Contract Value with the earliest date of deposit into a Guaranteed Account will be withdrawn or transferred prior to Contract Value with later dates of deposit into such Guaranteed Account.

A market value adjustment will be applied to Funds transferred from a Guaranteed Account to collateralize a loan, whether for the initial loan or for loan interest.

We will not apply a market value adjustment to:

• any MVA Withdrawal during the 30-day window;

• Death Benefit proceeds;

• your Contract on its Maturity Date; or

• any deduction from a Guaranteed Account made to cover the Annual Contract Fee or Rider Charges.

Examples

Example #1: [A1]

Original Deposit: $10,000

Original Deposit Date: May 2, 2016

The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 4.25%.

On May 2, 2020, the Owner wishes to transfer the full amount from the seven-year Guaranteed Account. The i rate as of May 2, 2016 for seven year periods was 2.48%. The j rate available for three year periods on May 2, 2020 is 0.34%. The contract’s minimum guaranteed interest rate is 1.50%. There are 36 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 2, 2018 is $10,868.06. (10,000 × 1.04252).

45

The first part of the market value adjustment formula gives:

$10,868.06 ×(((1+0.0248)/ (1+0.0034+0.0025))36/12 – 1) = $624.19.

The second part of the market value adjustment formula gives:

$10,000 × ((1 + 0.0425)1461/365 – (1 + 0.0150)1461/365) = $1,198.76

The amount of the market value adjustment is the lesser of the absolute value of the first part, $624.19, and of the second part, $1,198.76. Because the result of the first part is positive, the market value adjustment is an increase in Contract Value.

The amount of the transfer will be $10,868.06 + $624.19 = $11,492.25.

Example #2

Original Deposit: $10,000

Original Deposit Date: August 1, 2016

The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 3.00%.

On May 1, 2018, the Owner wishes to transfer the full amount from the seven-year guaranteed account. The i rate as of August 1, 2018 for seven year periods was 0.97%. The j rate available for six year periods on May 1, 2018 is 0.92%. The contract’s minimum guaranteed interest rate is 1.50%. There are 75 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2018 is $10,223.55. (10,000 × 1.0300 273/365).

The first part of the market value adjustment formula gives:

$10,223.55 × (((1+0.0097)/ (1+0.0092+0.0025))75/12 – 1) = -$125.66

The second part of the market value adjustment formula gives:

$10,000 × ((1 + 0.0300)273/365 – (1 + 0.0150)273/365) = $111.56

The amount of the market value adjustment is the lesser of the absolute value of the first part, $125.66, and of the second part, $111.56. Since the result of the first part is negative, the market value adjustment is a reduction in Contract Value.

The amount of the transfer will be $10,223.55 - $111.56 = $10,111.98.

Note that the amount $10,111.98 is $10,000 accumulated for 273 days at 1.50%. In this example, the market value adjustment was restricted to the amount of interest earned by the Guaranteed Account in excess of 1.50%, the guaranteed interest rate of the contract. Had the market value adjustment been positive in this example, it still would have been restricted to $111.56.

Other Matters Relevant to the Guaranteed Accounts

If you have Contract Value allocated to a Guaranteed Account when you or a Joint Owner dies, no market value adjustment will be applied to such Contract Value before the Death Benefit is paid.

If you own a section 403(b) Tax-Sheltered Annuity Contract on which loans are available, and you need to borrow Contract Value, you must transfer all Contract Value allocated to a Guaranteed Account to a Subaccount of the Variable Account or to the Fixed Account prior to the processing of the loan. A market value adjustment will apply to such transfer. We will allocate loan repayments to the Subaccounts of the Variable Account and to the unloaned portion of the Fixed Account according to your premium allocation percentages in effect at the time of the repayment. While a loan is outstanding, premiums may not be allocated to, and transfers may not be made to, the Guaranteed Accounts.

The Guaranteed Accounts are not available in the states of Washington and Oregon.

46

Preserver Plus Program

Under this program, you may place a portion of a Net Premium Payment into a seven-year or ten-year Guaranteed Account that will grow with guaranteed interest to 100% of that Net Premium Payment. We will calculate the portion of the Net Premium Payment needed to accumulate over the chosen guarantee period to 100% of the Net Premium Payment. The balance of the Net Premium Payment may be allocated to the Subaccounts of the Variable Account, the Fixed Account, or other Guaranteed Accounts in any manner you desire, subject to our normal allocation rules.

Amounts allocated to a Guaranteed Account under this program will not equal the original Net Premium Payment if any transfer or Withdrawal is made from a Guaranteed Account prior to the end of the guarantee period. Keep in mind that if you have a Qualified Contract, you will be required to take minimum required distributions.

OPTIONAL ACCELERATED BENEFIT RIDERS

If the Contract has been in force for at least five years, the Accelerated Benefit Riders provide accelerated Death Benefits prior to the death of the covered person in certain circumstances where a terminal illness or chronic illness creates a need for access to the Death Benefit. The terminal illness or chronic illness must have begun while the Contract was in force. Benefits accelerated under these Riders are discounted for interest and mortality. Once benefits have been accelerated, the Contract terminates. There is no cost for these Riders. They can be included in the Contract at issue, or they can be added after issue, for a covered person at the time of Contract issue whose age, on an age on nearest birthday basis, is 0-75.

The covered person is the Owner, unless the Owner is not a natural person, in which case the covered person is the Annuitant. If there are Joint Owners, then each is considered a covered person. If the covered person changes, then the Contract is not eligible for acceleration until the Contract has been in force five years from the date of the change.

These Riders may not be available in all states and their terms may vary by state. These Riders will not be available in New York, Oregon, Texas, Virginia or Washington. Connecticut, Kansas, Louisiana, Minnesota, New Jersey, Pennsylvania, South Carolina and Utah only allow the terminal illness portion of the Riders.

Any amount received under an Accelerated Benefits Rider should be taxed in the same manner as a surrender of the Contract. See “Federal Income Tax Considerations”, below.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Because the tax benefits of annuity contracts may not be needed in the context of Qualified Contracts, you generally should not buy a Qualified Contract for the purpose of obtaining tax deferral.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. There is no guidance on the proper tax treatment of market value adjustment and it is possible that a positive market value adjustment at the time of a Withdrawal from a Guaranteed Account may be treated as part of the Contract Value immediately prior to the distribution. A tax advisor should be consulted on this issue. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

47

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½;

•	made on or after the death of an Owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization. Under a tax provision enacted in 2010, if part but not all of an annuity contract’s value is applied to provide payments for one or more lives or for a period of at least ten years (a “partial annuitization”), those payments may be taxed as annuity payments.  This tax treatment is not available under the Contract because the Policy does not permit you to partially annuitize, that is, the contract requires you to apply all of your contract value when selecting a payout option.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant or Payee who is not an Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Further Information. Further details regarding the qualification of the Contract for Federal income tax purposes can be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

48

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code , permit individuals to make annual contributions up to a maximum amount specified in the Code. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision in the Contract comports with IRA qualification requirements. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a maximum amount specified in the Code. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the Contract in connection with such plans should consult their tax adviser.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity. Because the Death Benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the Contract in connection with such plans should consult their tax adviser.

If your Contract was issued pursuant to a 403(b) plan, we are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

49

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment for his or her deferred compensation account. For non-governmental Section 457 plans, all such investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages. The value of the Enhanced Death Benefit may need to be considered in calculating minimum required distributions.

Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of the individual. In many cases, the “investment in the contract” under a Qualified Contract may be zero.

Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

“Eligible rollover distributions” from section 401(a) plans, Section 403(a) annuities, and Section 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution, from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation skipping transfer ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Medicare Tax. Distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the Medicare tax on investment income.  The 3.8% tax will be applied to the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Consult a tax advisor for more information.

50

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

Definition of Spouse under Federal Law

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

For additional information relating to the tax status of the Contract, see the Statement of Additional Information.

GENDER NEUTRALITY

In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee’s deferred compensation plan could not; under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.

VOTING RIGHTS

Voting rights under the Contracts apply only with respect to Net Premium Payments or accumulated amounts allocated to the Variable Account.

In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with instructions received from you if you have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The person having the voting interest under a Contract is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner’s interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

51

We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all Contracts participating in the Variable Account. This means that a small number of Owners may control how we vote.

Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.

CHANGES TO VARIABLE ACCOUNT

We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Contracts at any time. In addition, if the shares of the Funds described in this prospectus should no longer be available for investment by the Variable Account or, if in our judgment further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future under the Contract. The other Funds may have higher fees and charges than the ones they replaced, and not all Funds may be available to all classes of Contracts. In general, no substitution of securities in the Variable Account may take place without prior approval of the SEC and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with ESI, our affiliate, for the distribution and sale of the Contracts. ESI is a wholly owned indirect subsidiary of National Life Holding Company. Pursuant to this agreement, ESI serves as principal underwriter for the Contracts. ESI sells the Contracts through its registered representatives. ESI has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their registered representatives. ESI is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority, Inc. (“FINRA”).

ESI’s registered representatives who sell the Contracts are registered with the FINRA and with the states in which they do business. More information about ESI and its registered representatives is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA through its BrokerCheck program.

National Life pays ESI commissions and other forms of compensation for sales of the Contracts. You may purchase a Contract through a registered representative of ESI, and you may also purchase a Contract from another broker-dealer that has a selling agreement with ESI. The maximum payment to a broker-dealer for selling the Contracts will generally be 6.5%. We will pay the broker-dealer commission either as a percentage of the Premium Payment at the time it is paid, as a percentage of Contract Value over time, or a combination of both. A portion of the payments made to selling broker-dealers will be passed on to their registered representatives in accordance with their internal compensation arrangements. Those arrangements may also include other types of cash and non-cash compensation and other benefits. You may ask your registered representative for further information about what your registered representative and the selling dealer for which he or she works may receive in connection with your purchase of a Contract.

National Life general agents, who may also be registered as principals with ESI, also receive compensation on Contracts sold through ESI registered representatives. National Life general agents may also receive fees from ESI relating to sales of the Contracts by broker-dealers other than ESI, where the selling registered representative has a relationship with such general agent’s National Life agency.

National Life may provide loans to unaffiliated broker-dealers, who in turn may provide loans to their registered representatives, to finance business development, and may then provide further loans or may forgive outstanding loans based on specified business criteria, including sales of the Contracts, and measures of business quality.

From time to time we may offer specific sales incentives to selling broker-dealers. The selling broker-dealers, on their own accord, may pass through some or all of these incentives to their registered representatives. These incentives may take the form of cash bonuses for reaching certain sales levels or for attaining a high ranking among registered representatives based on sales levels. These incentive programs may also include sales of National Life’s or their affiliates’ other products. To the extent, if any, that such bonuses are attributable to the sale of variable products, including the Contracts, such bonuses will be paid through the agent’s broker-dealer.

52

National Life, ESI and/or their affiliates may contribute amounts to various non-cash and cash incentives paid by ESI to its registered representatives the amounts of which may be based in whole or in part on the sales of the Contracts, including (1) sponsoring educational programs, (2) contributing to sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; (4) making cash payments in lieu of business expense reimbursements; (5) making loans and forgiving such loans and/or (6) health and welfare benefit programs. Commissions and other incentives or payments described above are not charged directly to Contract owners or to the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

Most of the Funds make payments to ESI under their respective 12b-1 plans in consideration of services provided by ESI in selling or servicing shares of these Funds. In each case, these payments may total up to 0.35% of Variable Account assets invested in the particular Fund. Many of the Funds pay 0.25% of Variable Account assets under their respective 12b-1 plans, and some Funds do not have a 12b-1 Plan. Please see each Fund’s prospectus for information on 12b-1 payments.

See “Distribution of the Contracts” in the Statement of Additional Information for more information about compensation paid for the sale of the Contracts.

FINANCIAL STATEMENTS

The financial statements of National Life, and the Variable Account are included in the Statement of Additional Information. The financial statements of National Life should be considered only as bearing on National Life’s general financial strength, claims paying ability and ability to meet its obligations under the Contracts. In addition to Fixed Account and Guaranteed Account allocations, general account assets are used to pay benefits that exceed your Contract Value under the Contract. National Life’s General Account assets principally consist of fixed-income securities, including corporate bonds, mortgage-backed/asset-backed securities, and mortgage loans on real estate. National Life also enters into equity derivative contracts (futures and options) to hedge exposures embedded in our equity indexed annuity products, and may enter into other types of derivatives transactions. All of National Life’s General Account assets are exposed to various investment risks. National Life’s financial statements include a further discussion of risks associated with General Account investments. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

STATEMENTS AND REPORTS

National Life will mail to Owners, at their last known address of record, any statements and reports required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change. National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner’s Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges or Withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner’s Contract. National Life will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Owner notifies National Life otherwise within 30 days after receipt of the statement.

To eliminate duplicate mailings and reduce expenses, we may mail only one copy of the prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents to your household, including the prospectuses or summary prospectuses for the Funds, even if more than one Owner lives there. If you would like an additional copy or if would like to continue to receive your own copy of any of these documents, you may call us toll-free at 1-800-732-8939 or write us at our Home Office.

OWNER INQUIRIES

Owner inquiries may be directed to National Life by writing to us at One National Life Drive, Montpelier, Vermont 05604, or calling 1-800-732-8939.

53

LEGAL MATTERS

National Life and its affiliates, like other life insurance companies, are involved from time to time in lawsuits, arbitrations and regulatory proceedings.   In some cases, substantial damages and/or penalties have been sought. National Life believes that at the present time, there are no pending or threatened lawsuits or legal or regulatory proceedings that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of National Life to meet its obligations under the Contracts, or on the ability of ESI to perform its obligations under the distribution agreement for the Contracts, described above.

GLOSSARY

Accumulation Unit - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

Annuitant - A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life and annuity payments involving life contingencies depends. Unless the Owner is a different individual who is age 85 or younger, this person must be age 85 or younger at the time of Contract issuance unless National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

Annuitization - The period during which annuity payments are received.

Annuitization Date - The date on which annuity payments commence.

Annuity Payment Option - The chosen form of annuity payments. Several options are available under the Contract.

Annuity Unit - An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary - The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

Cash Surrender Value - An amount equal to Contract Value, minus any applicable CDSC, minus any applicable premium tax charge.

54

Chosen Human Being — An individual named at the time of Annuitization upon whose continuance of life and annuity payments involving life contingencies depends.

Code - The Internal Revenue Code of 1986, as amended.

Collateral Fixed Account — The portion of the Fixed Account which holds value that secures a loan on the Contract.

Contract Anniversary - An anniversary of the Date of Issue of the Contract.

Contract Value - The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account, plus any amounts held in the Guaranteed Accounts, and minus any outstanding loan and accrued interest on such loans.

Contract Year - Each year the Contract remains in force commencing with the Date of Issue.

Date of Issue - The date shown as the Date of Issue on the Data Page of the Contract.

Death Benefit - The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

Distribution - Any payment of part or all of the Contract Value.

Fixed Account - The Fixed Account is part of National Life’s general account and Guaranteed Accounts made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of National Life.

Fixed Annuity - An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

Fund - A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

Guaranteed Account — A Guaranteed Account is part of National Life’s general account. We guarantee a specified interest rate for the entire time an investment remains in a Guaranteed Account.

Home Office – National Life’s Home Office located at One National Life Drive, Montpelier, Vermont 05604; 1-800-732-8939 (telephone).

Individual Retirement Annuity (IRA) - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

Investment Company Act — The Investment Company Act of 1940, as amended from time to time.

Joint Owners - Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to “Owner” in this prospectus will apply to both of the Joint Owners.

Maturity Date - The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to National Life’s approval.

Monthly Contract Date - The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

Non-Qualified Contract - A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities), or 457 of the Code.

Owner (“you”) - The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date.

Payee - The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon Annuitization.

55

Premium Payment - A deposit of new value into the Contract. The term “Premium Payment” does not include transfers among the Variable Account, Fixed Account, and Guaranteed Accounts, or among the Subaccounts.

Net Premium Payments - The total of all Premium Payments made under the Contract, less any premium tax deducted from premiums.

Qualified Contract - A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

Qualified Plans - Retirement plans which receive favorable tax treatment under section 401 or 403(a) of the Code.

Subaccounts - Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds. Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

Tax-Sheltered Annuity - An annuity which qualifies for favorable tax treatment under section 403(b) of the Code.

Valuation Day - Each day the New York Stock Exchange is open for business other than any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day. A Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m., Eastern Time.

Valuation Period - The time between two successive Valuation Days.

Variable Account -The National Variable Annuity Account II, a separate investment account of National Life into which Net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

Variable Annuity - An annuity the accumulated value of which varies with the investment experience of a separate account.

Withdrawal - A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Contract Value of the Contract.

56

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more detailed information about the Contracts than is contained in this prospectus. The Statement of Additional Information is incorporated by reference into this prospectus and is legally a part of this prospectus.

57

NATIONAL LIFE INSURANCE COMPANY

NATIONAL VARIABLE ANNUITY ACCOUNT II

SENTINEL ADVANTAGE VARIABLE ANNUITY 5 CONTRACT

SENTINEL ADVANTAGE VARIABLE ANNUITY CONTRACT

STATEMENT OF ADDITIONAL INFORMATION

OFFERED BY

NATIONAL LIFE INSURANCE COMPANY

One National Life Drive

Montpelier, Vermont 05604

This Statement of Additional Information expands upon subjects discussed in the current prospectuses for the Sentinel Advantage Variable Annuity 5 and Sentinel Advantage Variable Annuity Contracts (each referred to as a “Contract”. The term “Contract” applies equally to the Sentinel Advantage Variable Annuity 5 and the Sentinel Advantage Variable Annuity unless otherwise indicated) both offered by National Life Insurance Company. You may obtain a copy of the applicable prospectus dated May 1, 2018 as supplemented from time to time, by calling 1-800-732-8939, by writing to National Life Insurance Company, One National Life Drive, Montpelier, Vermont 05604 or by accessing the SEC’s website at http://www.sec.gov. Definitions of terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract.

Dated May 1, 2018

1

2

ADDITIONAL CONTRACT PROVISIONS

The Contracts

While effective May 2, 2016 Sentinel Advantage Variable Annuity is not available for new issue, SAVA-5 continues to be available. Each of these is a (“Contract”).

The entire contract is made up of the Contract and the application. The statements made in the application are deemed representations and not warranties. National Life Insurance Company (“National Life” “we” “our” or “us”) cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

Misstatement of Age or Sex

If the age or sex of the Chosen Human Being has been misstated, the amount which will be paid is that which is appropriate to the correct age and sex.

Dividends

The Contract is participating; however, no dividends are expected to be paid on the Contract. If dividends are ever declared, they will be paid in cash.

Assignment

Where permitted, the Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt (in good order) and recording by National Life at its Home Office of a written notice executed by the Owner. National Life assumes no responsibility for the validity or tax consequences of any assignment. National Life shall not be liable as to any payment or other settlement made by National Life before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until National Life has received sufficient direction from the Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of Contract Value which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Assignment of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Qualified Contracts are not eligible for assignment.

CONTRACTUAL ARRANGEMENTS BETWEEN NATIONAL LIFE AND
THE FUNDS’ INVESTMENT ADVISORS OR DISTRIBUTORS

We have entered into or may enter into agreements pursuant to which the Funds’ advisor or distributor or an affiliate pays us a fee, which may differ, based upon an annual percentage of the average net asset amount we invest on behalf of the Variable Account and our other separate accounts for administration and other services. Equity Services, Inc. (“ESI”) has also entered into agreements pursuant to which the Funds’ distributor pays ESI a fee, which may differ, based upon an annual percentage of average net asset amount we invest on behalf of the Variable Account and our other separate accounts for distribution and other services. The amount of this compensation with respect to the Contract during 2017, which is based upon the indicated percentages of assets of each Fund attributable to the Sentinel Advantage Variable Annuity Contract, is shown below:

3

Portfolios of the	% of Assets		Revenues Received By National Life During 2017*
American Century Variable Portfolios, Inc.	0.25	%(2)	$33,881.19
Dreyfus	0.20%		$3,859.89
Deutsche Investments VIT Funds	0.10	%(3)	$6,902.87
Fidelity® Variable Insurance Products	0.15	%(4)	$40,451.45
Franklin Templeton Variable Insurance Products Trust	0.35	%(5)	$19,891.84
Invesco Variable Insurance Funds	0.25%		$5,038.49
JPMorgan Insurance Trust	0.20%		$1,599.06
Neuberger Berman Advisers Management Trust	0.15	%(6)	$11,162.10
Oppenheimer Variable Account Funds	0.25%		$5,502.81
T. Rowe Price Equity Series, Inc.	0.25	%(7)	$33,512.24
Van Eck VIP Trust	0.20%		$8,959.64
Wells Fargo Variable Trust	0.25%		$11,748.13

*Note: Revenues received by National Life during 2016 may include revenues received in 2016 for services rendered in 2015.

(1) 0.05% with respect to the Small Mid Cap Value Portfolio.

(2) 0.10% with respect to the VP Inflation Protection Fund.

(3) 0.10% with respect to the DWS Variable Series II funds.

(4) 0.05% with respect to the Index 500 Portfolio.

(5) Includes 0.25% payable under the Fund’s 12b-1 Plan.

(6) The Small Cap Growth Portfolio offers only an S-Series class, which has a 0.25% 12b-1 fee which is also paid to ESI.

(7) The 0.25% payment shown in the table is payable under the Fund’s 12b-1 plan. In addition, the Fund’s adviser will pay to National Life for administrative services an amount equal to 0.15% of the amount, if any, by which the shares held by National Life separate accounts exceed $25 million.

The amount of this compensation with respect to the SAVA 5 during 2017, which is based upon the indicated percentages of assets of each Fund attributable to the Sentinel Advantage Variable Annuity Contract, is shown below:

Portfolios of the	% of Assets	Revenues Received By National Life During 2017*
The AllianceBernstein Variable Product Series Fund, Inc.	0.25%	$123.46
American Century Variable Portfolios, Inc.	0.25%	418.56
American Funds	0.25%	$997.50
Black Rock	0.25%	$312.80
Fidelity® Variable Insurance Products	0.25%	$638.32
Franklin Templeton Variable Insurance Product Trust	0.35%	559.91
Goldman Sachs	0.25%	$175.43
Invesco Variable Insurance Funds[1]	0.25%	166.07
Neuberger Berman Advisers Management Trust	0.15%	621.60
T. Rowe Price Equity Series, Inc.	0.25%	$1,325.04
Van Eck VIP Trust[2]	0.20%	$585.11

1 0.00% with respect to the V.I Diversified Dividend Fund and V.I Equity and Income Fund.

2 0.00% with respect to the VIP Emerging Markets Fund.

These arrangements may change from time to time, and may include more Funds in the future.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of our Contracts, we believe that the Owner of a Contract should not be treated as the owner of the assets of the separate account. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Contract Owners from being treated as the owner of the underlying assets of the separate account asset.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

4

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

DISTRIBUTION OF THE CONTRACTS

Equity Services, Inc. (“ESI”) is responsible for distributing the Contracts pursuant to a distribution agreement with us. ESI serves as principal underwriter for the Contracts. ESI, a Vermont corporation and an affiliate of National Life, is located at One National Life Drive, Montpelier, Vermont 05604.

We offer the Contracts to the public on a continuous basis through ESI. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ESI offers the Contracts through its registered representatives. ESI has also entered into selling agreements with other broker-dealers for sales of the Contracts through their registered representatives. Registered representatives must be licensed as insurance agents and appointed by us.

We pay commissions to ESI for sales of the Contracts. In addition, to promote sales of the Contracts and consistent with NASD Conduct Rules and FINRA rules, each administered by FINRA, National Life, ESI and/or their affiliates may contribute amounts to various non-cash and cash incentives to be paid by ESI to its registered representatives the amounts of which may be based in whole or in part on the sales of the Contracts, including: (1) contributing to educational programs; (2) sponsoring sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; (4) making cash payments in lieu of business expense reimbursements; (5) making loans and forgiving such loans; and/or (6) health and welfare benefit programs.

Commissions paid on the Contract, as well as other incentives or payments, are not charged directly to the Contract Owners or the Variable Account. However, commissions and other sales expenses are reflected in the fees and charges a contract owner pays directly or indirectly.

ESI received underwriting commissions in connection with the Contracts in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid to ESI*	Aggregate Amount of Commissions Retained by ESI After Payments to its Registered Persons and Other Broker-Dealers
2015	$630,025	$0
2016	$602,752	$0
2017	$588,074	$0

* Includes sales compensation paid to registered persons of ESI.

From time to time National Life, in conjunction with ESI, may conduct special sales programs.

SAFEKEEPING OF ACCOUNT ASSETS

National Life holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company’s General Account assets and from the assets in any other separate account.

5

Records are maintained of all purchases and redemptions of Fund shares held by each of the Subaccounts.

STATE REGULATION

National Life is subject to regulation and supervision by the State of Vermont’s Department of Financial Regulation, Insurance Diversion, which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. National Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

National Life will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.

LEGAL MATTERS

All matters relating to Vermont law pertaining to the Contracts, including the validity of the Contracts and National Life’s authority to issue the Contracts, have been passed upon by Lisa Muller, Senior Counsel of National Life. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the Federal securities laws.

EXPERTS

The statutory statements of admitted assets, liabilities, and capital and surplus of National Life as of December 31, 2017 and 2016, and the related statutory statements of income, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2017; the statements of net assets and the related statements of operations and of changes in net assets of each of the subaccounts constituting the National Variable Life Insurance Account at December 31, 2017 and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years then ended, included in this Statement of Additional Information, which is part of the registration statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, of 101 Seaport Boulevard, Suite 500, Boston, Massachusetts 02210, given on the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, D.C. 20549.

6

FINANCIAL STATEMENTS

The financial statements of National Life and the Variable Account appear on the following pages. The financial statements of National Life should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon National Life’s general financial strength and claims paying ability, and its ability to meet its obligations under the Contracts. In addition to Fixed Account and General Account allocations, general account assets are used to guarantee the payment of certain benefits under the Contract. To the extent that National Life is required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. National Life’s General Account assets principally consist of fixed-income securities, including corporate bonds, mortgage-backed/asset-backed securities, and mortgage loans on real estate. National Life and its affiliates enter into equity derivative contracts (futures and options) to hedge exposures embedded in their equity indexed insurance products, and may enter into other types of derivatives transactions. All of National Life’s General Account investments are exposed to various investment risks. National Life’s financial statements include a further discussion of risks associated with General Account investments.

F-000

National Life Insurance

Company

Financial Statements

Statutory-Basis

As of and for the Years Ended
December 31, 2017 and 2016

National Life Insurance Company

Financial Statements

Statutory-Basis

As of and for the Years Ended December 31, 2017 and 2016

Report of Independent Auditors

To the Board of Directors of

National Life Insurance Company:

We have audited the accompanying statutory financial statements of National Life Insurance Company (the “Company”), which comprise the statutory balance sheets as of December 31, 2017 and 2016, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years ended December 31, 2017.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note A to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note A and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the each of the three years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years then ended, in accordance with the accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation described in Note A.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Schedule of Selected Statutory-Basis Financial Data, Investment Risks Interrogatories and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2017 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
April 17, 2018

National Life Insurance Company

Balance Sheets – Statutory-Basis

	December 31,
	2017	2016
	(in thousands)
Admitted assets
Cash and invested assets:
Bonds	$5,374,599	$5,285,283
Preferred stocks	11,000	11,000
Common stocks	1,207,070	1,062,225
Mortgage loans	513,486	556,144
Real estate	57,832	63,822
Policy loans	527,395	526,657
Cash and short-term investments	23,853	94,534
Derivatives	69,465	51,669
Surplus notes	94,108	94,291
Other invested assets	139,347	176,410
Total cash and invested assets	8,018,155	7,922,035

Deferred and uncollected premiums	37,355	43,866
Accrued investment income	73,299	73,778
Net deferred tax asset	70,253	137,308
Receivables from affiliates	175,198	32,957
Notes receivable	—	33,623
Other admitted assets	302,303	293,316
Separate account assets	823,476	740,004
Total admitted assets	$9,500,039	$9,276,887

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Balance Sheets – Statutory-Basis (continued)

	December 31,
	2017	2016
	(in thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,559,229	$2,773,058
Accident and health reserves	473,807	490,835
Liability for deposit-type contracts	188,294	186,225
Unpaid policy and contract claims	16,291	17,635
Policyholders' dividends	13,665	15,243
Other policy and contract liabilities	651	1,363
Total policy and contract liabilities	3,251,937	3,484,359

Funds held under coinsurance	2,974,943	2,812,983
Employee and agent benefits	77,826	74,879
Minimum pension benefit obligation	27,967	25,895
Interest maintenance reserve	27,205	29,497
Asset valuation reserve	66,922	75,609
Payable to affiliates	20,654	42
Derivatives	20,906	16,302
Other liabilities	201,106	98,994
Separate account liabilities	814,928	733,099
Total liabilities	7,484,394	7,351,659

Capital and surplus:
Common stock, $1 par value 2,500,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in surplus	351,092	351,092
Surplus notes	189,110	190,330
Special surplus funds	9,278	7,594
Unassigned surplus	1,463,665	1,373,712
Total capital and surplus	2,015,645	1,925,228
Total liabilities and capital and surplus	$9,500,039	$9,276,887

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Operations – Statutory-Basis

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Premiums and other revenue:
Premiums and annuity considerations for life and accident and health contracts	$(43,245)	$331,101	$(2,918,970)
Considerations for supplementary contracts with life contingencies	155	971	1,024
Net investment income	355,595	328,318	326,613
Amortization of interest maintenance reserve	3,260	3,503	5,961
Other income	53,413	29,219	74,752
Total premiums and other revenue	369,178	693,112	(2,510,620)
Benefits paid or provided:
Death benefits	73,817	70,418	91,187
Annuity benefits	35,707	46,750	37,256
Surrender benefits and other fund withdrawals	134,166	127,050	187,066
Other benefits	30,980	29,519	(61,706)
(Decrease) increase in policy reserves	(230,851)	108,727	(2,963,961)
Total benefits paid or provided	43,819	382,464	(2,710,158)
Insurance expenses:
Commissions	59,234	54,324	53,103
General and administrative expenses	200,729	345,156	200,813
Insurance taxes, licenses and fees	17,523	12,833	10,827
Net transfers from separate accounts	(19,829)	(17,326)	(26,831)
Total insurance expenses	257,657	394,987	237,912
Gain (loss) from operations before dividends to policyholders, income taxes, and net realized capital gains (losses)	67,702	(84,339)	(38,374)
Dividends to policyholders	10,233	11,654	(23,176)
Gain (loss) from operations before income taxes and net realized capital gains (losses)	57,469	(95,993)	(15,198)
Federal income tax (expense) benefit	(26,256)	58,687	53,512
Gain (loss) from operations before net realized capital gains (losses)	31,213	(37,306)	38,314
Net realized capital (losses) gains	(16,338)	(13,823)	(26,305)
Net income (loss)	$14,875	$(51,129)	$12,009

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory-Basis

				Surplus Notes	Total
	Common	Paid-In	Unassigned	and Special	Capital and
	Stock	Surplus	Surplus	Surplus Funds	Surplus
	(in thousands)

Balances at January 1, 2015	$2,500	$194,092	$1,137,822	$206,741	$1,541,155
Net income	—	—	12,009	—	12,009
Change in unrealized, net of deferred tax effects	—	—	11,007	—	11,007
Change in asset valuation reserve	—	—	6,071	—	6,071
Change in minimum pension benefit obligation, net of deferred tax effects	—	—	2,948	—	2,948
Change in non-admitted assets	—	—	(26,967)	—	(26,967)
Change in deferred tax asset	—	—	(2,447)	—	(2,447)
Change in paid-in surplus	—	157,000	—	—	157,000
Change in ceding commission	—	—	87,391	—	87,391
Other adjustments to surplus, net	—	—	(512)	(9,648)	(10,160)
Balances at December 31, 2015	2,500	351,092	1,227,322	197,093	1,778,007
Beginning surplus adjustment	—	—	3,522	—	3,522
Net income	—	—	(51,129)	—	(51,129)
Change in unrealized, net of deferred tax effects	—	—	137,574	—	137,574
Change in asset valuation reserve	—	—	3,162	—	3,162
Change in minimum pension benefit
obligation, net of deferred tax effects	—	—	2,404	—	2,404
Change in non-admitted assets	—	—	(20,824)	—	(20,824)
Change in deferred tax asset	—	—	86,103	—	86,103
Dividends to stockholders	—	—	(10,000)	—	(10,000)
Change in ceding commission	—	—	(3,799)	—	(3,799)
Other adjustments to surplus, net	—	—	(623)	831	208
Balances at December 31, 2016	2,500	351,092	1,373,712	197,924	1,925,228
Net income	—	—	14,875	—	14,875
Change in unrealized, net of deferred tax effects	—	—	26,957	—	26,957
Change in asset valuation reserve	—	—	8,687	—	8,687
Change in minimum pension benefit obligation, net of deferred tax effects	—	—	(1,347)	—	(1,347)
Change in non-admitted assets	—	—	36,876	—	36,876
Change in deferred tax asset	—	—	(59,667)	—	(59,667)
Dividends to stockholders	—	—	(20,000)	—	(20,000)
Change in ceding commission	—	—	84,868	—	84,868
Other adjustments to surplus, net	—	—	(1,296)	464	(832)
Balances at December 31, 2017	$2,500	$351,092	$1,463,665	$198,388	$2,015,645

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Cash Flows – Statutory-Basis

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Operating activities:
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$443,217	$431,840	$408,214
Net investment income received	347,959	319,095	351,458
Benefits paid	(529,756)	(564,996)	(503,158)
Net transfers from Separate Accounts	20,864	18,270	28,222
Insurance expenses paid	(132,120)	(288,042)	(224,806)
Dividends paid to policyholders	(64,166)	(73,340)	(74,362)
Federal income taxes recovered	49,546	87,905	48,990
Other income received, net of other expenses paid	523	24,811	161,622
Net cash provided (used) by operating activities	136,067	(44,457)	196,180

Investment activities:
Proceeds from sales, maturities, or repayments of investments:
Bonds	582,356	840,142	650,465
Stocks	26,253	10,082	9,304
Mortgage loans	72,730	111,278	80,619
Real estate	3,062	19,532	6,585
Other invested assets	40,344	124,031	101,897
Miscellaneous proceeds	180	500	440
Total proceeds from sales, maturities, or repayments of investments	724,925	1,105,565	849,310
Cost of investments acquired:
Bonds	(665,659)	(850,589)	(792,085)
Stocks	(130,300)	(49,639)	(30,401)
Mortgage loans	(29,950)	(121,585)	(112,350)
Real estate	(1,219)	(1,794)	(1,671)
Other invested assets	(15,085)	(46,198)	(106,075)
Miscellaneous applications	(1,408)	(6,705)	(9,580)
Total cost of investments acquired	(843,621)	(1,076,510)	(1,052,162)
Net change in policy loans	(738)	7,218	12,864
Net cash (used) provided in investing activities	(119,434)	36,273	(189,988)

Financing and miscellaneous activities:
Other cash provided (applied):
Deposits on deposit-type contract funds and other liabilities without life contingencies	1,112	23,014	(27,308)
Surplus notes	(1,995)	—	(15,079)
Capital and paid in surplus, less treasury stock	—	18,000	109,000
Other cash (applied) provided	(86,431)	(63,720)	(38,619)
Net cash (applied) provided by financing and miscellaneous activities	(87,314)	(22,706)	27,994

Net (decrease) increase in cash and short-term investments	(70,681)	(30,890)	34,186

Cash and short-term investments:
Beginning of year	94,534	125,424	91,238
End of year	$23,853	$94,534	$125,424

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies

Description of Business

All of the outstanding shares of National Life Insurance Company (“National Life”, “NLIC”, “the Company”) are currently held by its parent, NLV Financial Corporation (“NLVF”), which is the wholly-owned subsidiary of National Life Holding Company (“NLHC”). NLHC and its subsidiaries (including the Company) are collectively known as National Life Group (“the Group”). The Company is licensed in all 50 states and the District of Columbia. The Company, its upstream parents, and its subsidiaries and affiliates offer a broad range of financial products and services, including life insurance, annuities, mutual funds, and investment advisory and administrative services. The Group’s principal insurance product lines include whole life, term life, universal life, indexed universal life, variable universal life, fixed annuities, indexed annuities and variable annuities. The Group also offers mutual funds and investment brokerage services. The organization was founded in 1848, when the Company was chartered in Vermont. The Group employs approximately 1,025 people, primarily concentrated in Montpelier, Vermont and Addison, Texas. The Company owns 100% of the stock of Life Insurance Company of the Southwest (“LSW”).

On January 1, 1999, pursuant to a mutual holding company reorganization, the Company converted from a mutual to a stock life insurance company. This reorganization was approved by policyowners of National Life, and was completed with the approval of the Commissioner of the Vermont Department of Financial Regulation (the “Commissioner”). Prior to the conversion, policyowners held policy contractual and membership rights from the Company. The contractual rights, as defined in the various insurance and annuity policies, remained with the Company after the conversion. Membership interests held by policyowners at December 31, 1998 were converted to membership interests in NLHC, a mutual insurance holding company created for this purpose.

Concurrent with the conversion to a stock life insurance company, National Life established and began operating the Closed Block. The Closed Block was established on January 1, 1999 pursuant to regulatory requirements as part of the reorganization into a mutual holding company corporate structure. The Closed Block was established for the benefit of policyholders of participating policies inforce at December 31, 1998. Included in the block are traditional dividend-paying life insurance policies, certain participating term insurance policies, dividend-paying flexible premium annuities, and other related liabilities. The Closed Block is expected to remain in effect until all policies within the Closed Block are no longer inforce. Assets assigned to the Closed Block at January 1, 1999, together with projected future premiums and investment returns, are reasonably expected to be sufficient to pay out all future Closed Block policy benefits. Such benefits include policyholder dividends paid out under the current dividend scale, adjusted to reflect future changes in the underlying experience.

In 2017, approximately 37% of total collected premiums and deposits are from residents of the states of New York, Florida and California.

On August 5, 2015, Catamount Reinsurance Company (“Catamount”) was formed as a subsidiary of the Company. Catamount is a special purpose financial insurance company domiciled and licensed in the state of Vermont. Catamount entered into a coinsurance with funds withheld agreement with the Company to reinsure its Closed Block policies; the agreement was effective July 1, 2015. During 2016, ownership of Catamount was transferred as a dividend from the Company to NLVF.

In 2016, Longhorn Reinsurance Company ("Longhorn") was formed as a direct subsidiary of National Life. Longhorn commenced business on August 17, 2016 as a special purpose financial insurance company domiciled and licensed in the state of Vermont for the purpose of entering into reinsurance transactions with LSW. All outstanding shares of Longhorn's common stock are owned directly by the Company. NLIC made an initial capital contribution to Longhorn of $22 million, comprised of $5 million shares at $1 par value per share, and $17 million additional paid in capital.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Vermont for determining solvency under Vermont Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual – version effective January 1, 2001 (and as amended) (“NAIC SAP”), has been adopted as a component of prescribed or permitted practices by the Department. NAIC SAP consists of Statements of Statutory Accounting Principles (“SSAPs”) and other authoritative guidance. Although the Company had no such practices in effect as of December 31, 2017, the Commissioner has the right to permit specific practices that deviate from NAIC SAP. The Company’s subsidiary Longhorn does have permitted and prescribed practices, but they did not have any impact on the Company’s statutory surplus as of December 31, 2017. The Company’s subsidiary Catamount does have permitted and prescribed practices, but they did not have any impact on the Company’s statutory surplus as of December 31, 2017.

There are significant differences between statutory accounting practices and U.S. GAAP. Under statutory accounting practices:

Investments: Investments in bonds are reported at amortized cost or fair value based on their NAIC designation. For U.S. GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost. The remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading, and as a separate component of shareholder’s equity for those designated as available-for-sale.

Investments in preferred stock are reported at cost, including brokerage and other related fees. Under U.S. GAAP, these investments are classified as available-for-sale securities and reported at fair value; unrealized holding gains and losses are excluded from earnings and reported as a net amount in a separate component of shareholders’ equity until realized.

Investments in real estate are reported net of related obligations, if any, rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as required under U.S. GAAP and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under U.S. GAAP.

Amortization of investments in low income housing tax credits (“LIHTC”) is reported as a component of net investment income in the Statements of Operations. For U.S. GAAP reporting, LIHTC amortization is reported as a component of income tax expense.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under U.S. GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the fair value of the collateral. The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under U.S. GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying balance sheets. Realized gains and losses are reported in income, net of federal income tax and transfers to the interest maintenance reserve. Under U.S. GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The asset valuation reserve is determined by an NAIC-prescribed formula with changes reflected directly in unassigned surplus. The AVR is not recognized under U.S. GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under U.S. GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and annuity products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Surplus Notes: Notes issued are recorded as a component of capital and surplus, whereas under U.S. GAAP, surplus notes are recorded as debt. Under NAIC SAP, surplus note interest is not recorded as a liability or an expense until approval for payment of such interest has been granted by the Commissioner, whereas, under U.S. GAAP, the interest is accrued throughout the year.

Investment in Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the operations of the Company as would be required under U.S. GAAP, but are included as Investment in Subsidiaries at the statutory carrying value.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, principally certain fixed asset balances, a portion of the Company’s deferred tax asset balance, and other assets not specifically identified as admitted assets within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets, and are charged directly to unassigned surplus. The concept of nonadmitted assets is not recognized under U.S. GAAP.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and are credited directly to an appropriate policy reserve account without recognizing premium income. Under U.S. GAAP, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under U.S. GAAP.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under U.S. GAAP. Commissions paid by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under U.S. GAAP.

Deferred Income Taxes: Deferred income tax assets and liabilities are cumulative temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Deferred income tax assets are subject to admissibility criteria which include the expected reversal of temporary timing differences, the Company’s level of capital and surplus, and any deferred income tax liabilities. Unrealized gains and losses are presented net of related changes in deferred taxes. The net change in other deferred taxes is recorded in adjustments to unassigned surplus. Deferred taxes do not include amounts for state taxes.

Under U.S. GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable. Also, state income taxes are included in the computation of deferred taxes.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as required under U.S. GAAP.

Statements of Cash Flow: Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under U.S. GAAP, the corresponding caption of cash includes cash balances and investments with initial maturities of three months or less.

The following are supplemental disclosures for cash flow information from non-cash transactions:

	Year Ended December 31,
	2017	2016
	(in thousands)
Investing:
Dividend to parent, NLVF (cash settled in February 2018)	(20,000)
Dividend of subsidiary Catamount Reinsurance Company	—	(10,000)
Financing:
Dividend of subsidiary Catamount Reinsurance Company	—	10,000

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

A reconciliation of net income and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with U.S. GAAP is as follows:

	Net Income			Capital and Surplus
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016
	(in thousands)
Statutory-basis	$14,875	$(51,129)	$12,009	$2,015,645	$1,925,228
Add (deduct) adjustments:
Investments	398,923	373,998	135,448	4,609,603	3,938,290
Policy acquisition costs	10,358	2,121	(8,457)	261,688	251,369
Nonadmitted assets	—	—	—	132,252	169,128
Policyholder reserves	(51,807)	(86,184)	84,624	(3,308,831)	(3,003,387)
Policyholder dividends	(52,476)	(57,393)	(93,684)	(20,826)	(18,942)
Asset valuation reserve	—	—	—	66,922	75,609
Interest maintenance reserve	(2,293)	(705)	(43,311)	27,205	29,497
Income taxes	48,915	909	(44,151)	(68,035)	(165,133)
Other comprehensive income, net	—	—	—	(237,788)	(175,772)
Other, net	(57,093)	(9,251)	85,330	(14,228)	(24,603)
Interest, surplus notes	—	—	—	(5,532)	(5,553)
GAAP-basis	$309,402	$172,366	$127,808	$3,458,075	$2,995,731

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, and short-term investments are reported at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are carried at amortized cost, except for those with an NAIC designation of 6. Bonds with an NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. The discount or premium on bonds not backed by other loans is amortized using the constant yield method. Bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Single class and multi-class mortgage-backed or asset-backed securities are generally valued at amortized cost. Such securities with a NAIC 6 designation are carried at the lower of amortized cost or fair value. Income recognition for such securities is determined using the constant yield method and estimated cash flows including anticipated prepayments. The retrospective adjustment method is used to value all such securities, except for interest-only securities or securities where the yield has become negative, which are valued using the prospective method.

Investments in preferred stock are reported at cost.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

Common stocks of non-affiliates are reported at fair value as determined by the Securities Valuation Office of the NAIC, and the related unrealized capital gains (losses) are reported in unassigned surplus. For capital stock issued from the Federal Home Loan Bank, which is only redeemable at par value, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Cash includes cash equivalents. Cash equivalents are short-term highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

Short-term investments include investments with maturities of one year or less at the time of acquisition (except for cash equivalents classified as cash), and are principally stated at amortized cost.

Affiliated common stock is carried at the down-stream insurance subsidiary’s statutory capital and surplus less surplus notes and/or letter of credit issued. If the carrying value is negative, it is floored at zero in accordance with SSAP 97 Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88.

Mortgage loans are reported at unpaid principal balances, less allowance for impairments, if any. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. At that time, the mortgage loan is written down to the fair value of the underlying collateral, and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations, if any. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell the property. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported in a manner consistent with the hedged asset or liability. The Company’s futures and options contracts used to hedge obligations related to indexed products are carried at fair value, with changes in fair value and gains or losses upon expiration included in net investment income. Certain interest rate swaps that qualify as fair value hedges are carried on the same basis as the underlying hedged item. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge, or for which the Company has chosen not to apply hedge accounting, are accounted for at fair value, with changes in fair value recorded as unrealized gains or losses.

The Company has ownership interests of more than 3% in several limited partnerships. The Company generally reports its interests in these limited partnerships using the equity method. For investments in limited partnerships where the Company has less than a 3% ownership interest, the Company generally carries these interests based on the underlying U.S. GAAP equity of the investee.

Realized capital gains and losses are determined using the specific identification basis. Changes in the carrying amounts of investments are credited or charged directly to unassigned surplus.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

Recognition and Presentation of Other-Than-Temporary Impairments

The evaluation of securities for impairment is a quantitative and qualitative process, which is subject to risks and uncertainties, and is intended to determine whether declines in fair value of investments should be recognized in current period earnings and whether the securities are other-than-temporarily impaired (“OTTI”). The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition and/or future prospects, the effects of changes in interest rates or credit spreads, and the expected recovery period. The Company has a security monitoring process, overseen by investment and accounting professionals, that uses certain quantitative and qualitative characteristics to identify securities that could be potentially impaired. These identified securities are subjected to an enhanced analysis to determine if the impairments are other-than-temporary.

The Company’s best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current delinquency rates, loan-to-value ratios, and the possibility of obligor re-financing. In addition, for securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property value declines that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment, and include the probability of issuer default and estimates regarding timing and amount of expected recoveries, which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral, such as changes in the projections of the underlying property value estimates.

Estimating the underlying future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

Fair Value Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. SSAP No. 100 Fair Value Measurements requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. Entities are required to determine the most appropriate valuation technique to use given what is being measured and the availability of sufficient inputs. The guidance prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company has categorized its assets and liabilities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company categorizes financial assets and liabilities recorded at fair value on the December 31, 2017 balance sheet as follows:

•	Level 1 - Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 inputs include short-term investments, U.S. Treasuries, and common stocks listed in active markets and futures listed in derivative markets. Separate accounts classified within this level principally include mutual funds and common stocks.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly through corroboration with observable market data (market-corroborated inputs). The types of assets and liabilities utilizing Level 2 inputs include bonds and derivatives. Separate account assets classified as Level 2 are primarily bonds.

•	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Level 3 assets include partnerships which are carried at the Company’s pro-rata share of the limited partnership’s net asset value (“NAV”), or its equivalent and FHLB common stock.

Valuation Techniques

Bonds - Bonds are stated at amortized cost with the exception of those bonds that have an NAIC 6 designation or that have been impaired. Bonds carried at fair value are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. Those securities are generally categorized in Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, the securities are categorized as Level 3.

Common stock - Fair values of common stocks are based on unadjusted quoted market prices from pricing services as well as primary and secondary brokers/dealers. Actively traded common stocks with readily available market prices are categorized into Level 1 of the fair value hierarchy.

Short-term investments - Short-term investments consist of money market funds with observable market pricing, and are categorized into Level 1.

Partnerships - Investments in limited partnerships do not have a readily determinable fair value, and as such, the Company values them at its pro-rata share of the limited partnership’s NAV, or its equivalent. Since these valuations have significant unobservable inputs, they are generally categorized as Level 3 in the fair value hierarchy.

Derivative assets and liabilities - Derivative assets and liabilities include options, swaptions, and futures. Fair value of over the counter (“OTC”) derivative products is calculated using models such as the Black-Scholes option-pricing model, which uses pricing inputs as observed from actively quoted markets, and is widely accepted by the financial services industry. A substantial majority of the Company’s OTC derivative products use pricing models and are categorized as Level 2 of the fair value hierarchy.

Separate account assets - Separate account assets are categorized into Level 1 where the balances represent mutual funds with observable market pricing, Level 2 where the balances represent government bonds carried at fair value, and Level 3 where the assets are partnerships which are carried as the pro-rata share of the limited partnership’s NAV.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

Presented below is the fair value of all assets and liabilities measured at fair value:

At December 31, 2017	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Bonds	$—	$682	$—	$682
Common stock	16,055	—	9,454	25,509
Total debt and equity securities	16,055	682	9,454	26,191
Cash, cash equivalents and short-term investments	23,853	—	—	23,853
Partnerships	—	—	116,463	116,463
Derivative assets	108	69,357	—	69,465
Total cash and investments	23,961	69,357	116,463	209,781
Separate account assets	621,552	184,697	17,227	823,476
Total assets	$661,568	$254,736	$143,144	$1,059,448

Liabilities
Derivative liabilities	$—	$20,906	$—	$20,906
Total liabilities	$—	$20,906	$—	$20,906

At December 31, 2016	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Bonds	$—	$701	$—	$701
Common stock	14,764	—	9,579	24,343
Total debt and equity securities	14,764	701	9,579	25,044
Cash, cash equivalents and short-term investments	91,834	2,699	—	94,533
Partnerships	—	—	135,021	135,021
Derivative assets	106	51,563	—	51,669
Total cash and investments	91,940	54,262	135,021	281,223
Separate account assets	649,169	75,370	15,465	740,004
Total assets	$755,873	$130,333	$160,065	$1,046,271

Liabilities
Derivative liabilities	$—	$16,302	$—	$16,302
Total liabilities	$—	$16,302	$—	$16,302

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

The tables below summarize the reconciliation of the beginning and ending balances and related changes for Level 3 assets and liabilities, for which significant unobservable inputs were used in determining each instrument’s fair value:

				Net
				Investment
				Gains/Loss in
		Transfers	Transfers	Earnings
	Beginning	Into	Out of	(Realized and						Ending
At December 31, 2017	Balance	Level 3	Level 3	Unrealized)	Unrealized	Purchases	Issuances	Sales	Settlement	Balance
	(in thousands)
Assets
Common stock	$9,579	$—	$—	$—	$—	$—	$—	$(125)	$—	$9,454
Partnerships	135,021	—	—	(8,413)	857	39,251	—	(50,253)	—	116,463
Separate account assets	15,465	—	—	—	1,471	4,492	—	(4,201)	—	17,227
Totals	$160,065	$—	$—	$(8,413)	$2,328	$43,743	$—	$(54,579)	$—	$143,144

				Net
				Investment
				Gains/Loss in
		Transfers	Transfers	Earnings
	Beginning	Into	Out of	(Realized and						Ending
At December 31, 2016	Balance	Level 3	Level 3	Unrealized)	Unrealized	Purchases	Issuances	Sales	Settlement	Balance
	(in thousands)
Assets
Common stock	$10,855	$—	$—	$—	$—	$325	$—	$(1,601)	$—	$9,579
Partnerships	204,653	—	—	(9,197)	(4,296)	52,842	—	(108,981)	—	135,021
Separate account assets	12,072	—	—	—	287	3,374	—	(268)	—	15,465
Totals	$227,580	$—	$—	$(9,197)	$(4,009)	$56,541	$—	$(110,850)	$—	$160,065

During 2017 and 2016, there were no significant transfers between fair value levels 1 and 2.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

The tables below show the aggregate fair value for all of the Company’s financial instruments and their corresponding level within the fair value hierarchy. Since the SSAP No. 100 hierarchy only applies to items that are carried at fair value at the reporting date, the items in the previous tables are subsets of the amounts reported in the following tables.

	Aggregate	Admitted				Not Practicable
Type of Financial Instrument	Fair Value	Assets	(Level 1)	(Level 2)	(Level 3)	(Carrying Value)
	(in thousands)
At December 31, 2017
Bonds	$5,767,222	$5,374,599	$248,596	$5,518,625	$—	$—
Preferred stock	11,035	11,000	—	11,035	—	—
Common stock	29,444	1,207,070	19,990	—	9,454	—
Mortgage loans	521,613	513,486	—	—	521,613	—
Real estate	59,950	57,832	—	59,950	—	—
Cash, cash equivalents and short-term investments	23,853	23,853	23,853	—	—	—
Derivative asset	69,465	69,465	108	69,357	—	—
Other invested assets	254,887	233,457	—	115,538	116,463	22,887
Separate account assets	823,476	823,476	621,552	184,697	17,227	—

Derivative liability	20,906	20,906	—	20,906	—	—

	Carrying	Effective	Maturity
Type or Class of Financial Instrument	Value	Interest Rate	Date	Explanation
Other invested assets - LIHTC	$22,887	N/A	N/A	A

A - It was not practicable to determine the fair value of these financial instruments as a quoted market price is not available.

	Aggregate	Admitted				Not Practicable
Type of Financial Instrument	Fair Value	Assets	(Level 1)	(Level 2)	(Level 3)	(Carrying Value)
	(in thousands)
At December 31, 2016
Bonds	$5,536,784	$5,285,283	$227,319	$5,309,465	$—	$—
Preferred stock	11,049	11,000	—	11,049	—	—
Common stock	24,343	1,062,225	14,764	—	9,579	—
Mortgage loans	566,169	556,144	—	—	566,169	—
Real estate	64,500	63,822	—	64,500	—	—
Cash, cash equivalents and short-term investments	94,534	94,534	91,834	2,700	—	—
Derivative asset	51,669	51,669	106	51,563	—	—
Other invested assets	282,823	270,701	—	106,220	135,021	41,582
Separate account assets	740,004	740,004	649,169	75,370	15,465	—

Derivative liability	(16,302)	(16,302)	—	(16,302)	—	—

	Carrying	Effective	Maturity
Type or Class of Financial Instrument	Value	Interest Rate	Date	Explanation
Other invested assets - LIHTC	$41,582	N/A	N/A	A

A - It was not practicable to determine the fair value of these financial instruments as a quoted market price is not available.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is designed to stabilize unassigned surplus from default losses on bonds, preferred stocks, mortgages, real estate, and other invested assets and from fluctuations in the value of common stocks. The AVR is calculated as prescribed by the NAIC.

The IMR defers interest rate related after-tax capital gains and losses on fixed income investments, and amortizes them into income over the remaining lives of the securities sold. IMR amortization is included in net investment income in the Statements of Operations. The Company uses the seriatim method for the amortization of IMR.

Nonadmitted Assets

In accordance with regulatory requirements, certain assets, including certain deferred tax assets, prepaid expenses, furniture and equipment, and internally developed software, are excluded from the balance sheet. The net change in these assets is included in the change in nonadmitted assets in the Statements of Changes in Capital and Surplus.

Federal Home Loan Bank Agreements

National Life is a member of the Federal Home Loan Bank (“FHLB”) of Boston which provides the Company with access to a secured asset-based borrowing capacity. It is part of the Company’s strategy to utilize this borrowing capacity for funding agreements and for backup liquidity. The Company has received advances from FHLB in connection with funding agreements, balances outstanding under funding agreements are included in the liability for deposit-type contracts. For more information, see Note I – FHLB Agreements.

Property and Equipment

Property and equipment is reported at depreciated cost. Assets are depreciated over their useful life using the straight line method of depreciation. Real property owned by the Company is primarily depreciated over 40 years with a half year convention, and renovations and semi-permanent fixtures depreciated over 20 years. Furniture and equipment is depreciated over seven years and five years, respectively. Electronic Data Processing (“EDP”) equipment is depreciated for a period not exceeding three years. Capitalized software is amortized over a period not exceeding five years.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

The tables below reflect the balances of major classes of depreciable assets, accumulated depreciation, and depreciation expense:

	Depreciable	Accumulated	Depreciation
At December 31, 2017	Asset	Depreciation	Expense
	(in thousands)
EDP equipment	$35,653	$29,670	$4,104
Furniture	20,831	11,396	2,851
Software	174,848	115,401	21,246
Vehicles	240	96	41
Leasehold improvements	3,342	963	422
Property occupied by the Company	113,913	63,481	2,766
	$348,827	$221,007	$31,430

	Depreciable	Accumulated	Depreciation
At December 31, 2016	Asset	Depreciation	Expenses
	(in thousands)
EDP equipment	$33,026	$26,453	$4,036
Furniture	31,552	21,924	2,286
Software	184,338	109,193	20,496
Vehicles	394	247	44
Leasehold improvements	2,068	531	325
Property occupied by the Company	112,725	60,741	2,694
	$364,103	$219,089	$29,881

Corporate Owned Life Insurance

The Company holds life insurance contracts on certain members of management and other key individuals. During 2015 the Company expanded its Corporate Owned Life Insurance (“COLI”) program with existing carriers by purchasing additional COLI of $16.0 million. The total cash surrender value of these COLI contracts was $269.7 million and $265.9 million at December 31, 2017 and 2016, respectively, and is included in Other Admitted Assets on the Balance Sheets. COLI income includes the net change in cash surrender value and any benefits received. COLI income was $8.8 million, $10.2 million, and $9.0 million in 2017, 2016, and 2015, respectively, and is included in Other Income.

Recognition of Insurance Income and Related Expenses

Annual premiums and related reserve increases on traditional life insurance policies are recorded at each policy anniversary. Premiums and related reserve increases on annuity contracts and universal life policies are recorded when premiums are collected. Premiums from disability income policies are recognized as revenue over the period to which the premiums relate. Commissions and other policy and contract costs are expensed as incurred. First-year policy and contract costs and required additions to policy and contract reserves generally exceed first-year premiums.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

Benefit Reserves

Policy reserves for life, annuity and disability income contracts are developed using NAIC SAP. Actuarial factors used in determining life insurance reserves are based primarily upon the 1958, 1980, and 2001 Commissioners' Standard Ordinary (“CSO”) mortality tables. Methods used to calculate life reserves consist primarily of net level premium, Commissioners' Reserve Valuation Method, and modified preliminary term, with valuation interest rates ranging from 2.0% to 6.0%.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums are charged for substandard lives in addition to the gross premium for a true age. For term and traditional whole life business, reserves are determined by computing mean reserves using standard mortality, then calculating a substandard extra reserve. Where the extra premium is a flat rate, the extra reserve is equal to one-half the flat extra premium charge for the year. For policies with a percentage extra rating, the extra reserve is defined as the difference between mean reserves calculated using standard valuation mortality and mean reserves calculated using valuation mortality adjusted by the percentage rating. For fixed, indexed, and variable universal life, reserves are determined using the percentage rating and/or flat extra mortality associated with the policy. A substandard extra reserve is not separately computed. Table ratings for all life insurance policies expire after 20 years or at age 65, whichever is later.

Reserves for individual annuities are determined principally using the Commissioners' Annuity Reserve Valuation Method, based on A-1949, 1983, 2000, and 2012 annuity tables with valuation interest rates from 2.0% to 9.0%. Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by using statistical claim development models. Active life disability income reserves are determined primarily using the Commissioners' Disability 1964 table with the 1958 CSO mortality table and Commissioners' Individual Disability Table A (“CIDA”) morbidity tables with the 1980 CSO mortality tables, 1985 CIDA table with 1980 CSO mortality tables and 2001 CSO mortality tables. Valuation interest rates for active life reserves range from 3.0% to 6.0%. Disability income reserves are based on expected experience at 4.5% interest, and exceed statutory minimum reserves. The Company anticipates investment income as a factor in the premium deficiency calculation. Tabular components of reserves are calculated in accordance with NAIC instructions and, as appropriate, have been compared to related contract rates for reasonableness.

As of December 31, 2017 and 2016, the Company had $2.47 billion and $2.37 billion, respectively, of insurance inforce for which the gross premiums are less than the net premiums according to the standard valuation law adopted by the Department. At December 31, 2017 and 2016, reserves on the above inforce insurance totaled $36.0 million and $31.5 million, respectively, and are included in policy reserves.

Policy and Contract Claims

Unpaid claims on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31. The Company discounts its claim reserves for long-term disability using disability tables and discount rates approved by the Department. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for unpaid claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Dividends to Policyholders

All of the Company’s traditional life insurance and certain annuity policies are issued on a participating basis, while its universal life policies, most annuities, and disability income policies are issued on a non-participating basis. Term life insurance policies, while on a participating basis, currently receive no dividend. Liabilities for policyholders’ dividends primarily represent amounts estimated to be paid or credited in the subsequent year. The amount of policyholder dividends to be distributed is based upon a scale which seeks to reflect the relative contribution of each group of policies to the Company’s overall operating results. The dividend scale is approved annually by the Company’s Board of Directors.

Separate Accounts

Separate account assets represent segregated funds held for the benefit of certain variable annuity and variable life policyholders and the Company's pension plans. Separate account liabilities represent the policyholders’ share of separate account assets. The Company also participates in certain separate accounts. Policy values funded by separate accounts reflect the actual investment performance of the respective accounts, and are generally not guaranteed. Investments held in the separate accounts are primarily mutual funds, common stocks, and bonds, and are carried at fair value.

The Company had approximately $0.7 million and $2.3 million of reserves for minimum death benefit guarantees on variable annuities and variable universal life at December 31, 2017 and 2016, respectively.

These benefits include a provision that allows withdrawals by policyholders to adjust the death benefit guarantee on a "dollar for dollar" basis, which increases the risk profile of this benefit. Partial withdrawals from policies issued after November 1, 2003 will use the pro-rata method subject to state approval. Policyholder partial withdrawals to date have not been significant. The Company assumes no partial withdrawals in its calculation of minimum death benefit guarantee reserves, but does include partial withdrawals in asset adequacy testing.

Subsequent Events

The Company has evaluated subsequent events through April 17, 2018, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2017 that require disclosure or adjustment to the financial statements at the date or for the year then ended.

Adoption of New Accounting Standards

There were no new accounting standards adopted for the year ending December 31, 2017.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

A. Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of admitted assets, liabilities, income, and expenses, and related disclosures in the notes to financial statements. Actual results could differ from estimates.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments

The carrying value and the fair value of investments in bonds is summarized as follows:

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
At December 31, 2017	Value	Gains	Losses	Value
	(in thousands)
Bonds:
U.S. government obligations	$228,404	$20,259	$67	$248,596
Government agencies, authorities and subdivisions	354,805	25,419	1,153	379,071
Corporate:
Asset backed securities	104,590	888	110	105,368
Communications	360,301	41,052	2,668	398,685
Consumer & retail	1,020,500	77,298	2,986	1,094,812
Financial institutions	602,732	65,481	761	667,452
Industrial and chemicals	541,821	54,924	1,158	595,587
REITS	131,093	3,820	606	134,307
Transportation	108,432	11,110	26	119,516
Utilities	550,258	53,857	3,010	601,105
Total corporate	3,419,727	308,430	11,325	3,716,832

Private placements	385,265	14,929	2,115	398,079
Mortgage-backed securities	986,398	45,190	6,944	1,024,644
Total bonds	$5,374,599	$414,227	$21,604	$5,767,222

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
At December 31, 2016	Value	Gains	Losses	Value
		(in thousands)
Bonds:
U.S. government obligations	$217,183	$10,149	$13	$227,319
Government agencies, authorities and subdivisions	313,433	8,550	4,938	317,045
Corporate:
Asset backed securities	50,227	528	218	50,537
Communications	363,436	29,200	3,210	389,426
Consumer & retail	919,220	43,813	10,819	952,214
Financial institutions	566,723	46,561	2,703	610,581
Industrial and chemicals	515,887	37,668	5,450	548,105
REITS	139,971	2,184	1,485	140,670
Transportation	99,173	9,267	877	107,563
Utilities	581,998	42,226	8,594	615,630
Total corporate	3,236,635	211,447	33,356	3,414,726

Private placements	415,904	18,690	4,372	430,222
Mortgage-backed securities	1,102,128	58,121	12,777	1,147,472
Total bonds	$5,285,283	$306,957	$55,456	$5,536,784

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments (continued)

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2017, by contractual maturity, is as follows:

	Carrying	Fair
	Value	Value
	(in thousands)
Years to Maturity:
One or less	$181,342	$184,665
After one through five	892,278	933,932
After five through ten	1,095,775	1,148,828
After ten	2,218,806	2,475,155
Mortgage-backed securities	986,398	1,024,642
Total	$5,374,599	$5,767,222

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The gross unrealized gains and losses on, and the cost and fair value of, the Company’s investments in preferred and common stocks are summarized as follows:

		Gross	Gross
		Unrealized	Unrealized	Fair
At December 31, 2017	Cost	Gains	Losses	Value
	(in thousands)
Preferred stocks	$11,000	$64	$29	$11,035
Unaffiliated common stocks	28,833	744	133	29,444
Total stocks	$39,833	$808	$162	$40,479

		Gross	Gross
		Unrealized	Unrealized	Fair
At December 31, 2016	Cost	Gains	Losses	Value
	(in thousands)
Preferred stocks	$11,000	$95	$46	$11,049
Unaffiliated common stocks	24,427	149	233	24,343
Total stocks	$35,427	$244	$279	$35,392

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments (continued)

The following table shows investment gross unrealized losses and fair value (after the effect of other-than-temporary impairments), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Bonds:
U.S. government obligations	$7,787	$53	$674	$14	$8,461	$67
Government agencies, authorities and subdivisions	8,627	82	22,196	1,071	30,823	1,153
Corporate:
Asset-backed securities	13,609	110	—	—	13,609	110
Communications	5,853	286	14,988	2,382	20,841	2,668
Consumer & retail	40,868	553	45,648	2,433	86,516	2,986
Financial institutions	19,057	61	32,292	700	51,349	761
Industrial and chemicals	24,979	423	27,227	735	52,206	1,158
REITS	15,088	331	13,091	275	28,179	606
Transportation	2,435	23	3,887	3	6,322	26
Utilities	10,027	36	40,435	2,974	50,462	3,010
Total corporate	131,916	1,823	177,568	9,502	309,484	11,325

Private placements	45,457	470	38,484	1,645	83,941	2,115
Mortgage-backed securities	68,740	495	182,010	6,449	250,750	6,944
Total bonds	262,527	2,923	420,932	18,681	683,459	21,604

Preferred stocks	—	—	971	29	971	29
Common stocks	1,183	133	—	—	1,183	133
Total bonds and stocks	$263,710	$3,056	$421,903	$18,710	$685,613	$21,766

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments (continued)

The following table shows investment gross unrealized losses and fair value (after the effect of other-than-temporary impairments), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2016:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Bonds:
U.S. government obligations	$679	$13	$—	$—	$679	$13
Government agencies, authorities and subdivisions	106,288	4,938	—	—	106,288	4,938
Corporate:
Asset-backed securities	15,643	218	—	—	15,643	218
Communications	69,375	1,761	5,615	1,449	74,990	3,210
Consumer & retail	276,912	10,662	6,295	157	283,207	10,819
Financial institutions	99,448	2,590	6,886	113	106,334	2,703
Industrial and chemicals	100,316	3,053	22,771	2,397	123,087	5,450
REITS	68,013	1,485	—	—	68,013	1,485
Transportation	24,646	877	—	—	24,646	877
Utilities	72,670	1,310	55,069	7,284	127,739	8,594
Total corporate	727,023	21,956	96,636	11,400	823,659	33,356

Private placements	48,644	1,828	28,905	2,544	77,549	4,372
Mortgage-backed securities	254,229	8,425	36,611	4,352	290,840	12,777
Total bonds	1,136,863	37,160	162,152	18,296	1,299,015	55,456

Preferred stocks	954	46	—	—	954	46
Common stocks	13,328	233	—	—	13,328	233
Total bonds and stocks	$1,151,145	$37,439	$162,152	$18,296	$1,313,297	$55,735

The table below includes all loan-backed securities, for which the present value of the cash flows expected to be collected is less than the amortized cost basis:

	Book/Adjusted
	Carrying Value
	Amortized Cost			Amortized	Fair Value
	Before Current	Projected	Recognized	Cost After	at the Time
CUSIP:	Period OTTI	Cash Flows	OTTI	OTTI	of OTTI
	(in thousands)

92978TBC4	$6,200	$—	$(6,200)	$—	$2,800

Total	$6,200	$—	$(6,200)	$—	$2,800

The Company recorded $0.2 million, $5.1 million, and $7.2 million of other-than-temporary impairments on bonds in 2017, 2016, and 2015, respectively. There were no impairments recognized on common stock in 2017, 2016, or 2015.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments (continued)

Mortgage Loans and Real Estate

The distributions of mortgage loans and real estate at December 31 were as follows:

	2017	2016
Geographic Region
New England	5.1%	4.8%
Middle Atlantic	5.5%	8.0%
East North Central	18.3%	17.7%
West North Central	11.9%	11.3%
South Atlantic	8.6%	10.0%
East South Central	3.7%	3.7%
West South Central	1.7%	4.1%
Mountain	19.3%	14.9%
Pacific	25.9%	25.5%
Total	100.0%	100.0%

Property Type
Apartment	28.0%	24.1%
Retail	27.7%	27.0%
Office building	17.0%	24.6%
Industrial	14.9%	12.2%
Mixed use	8.8%	8.6%
Other commercial	3.6%	3.5%
Total	100.0%	100.0%

The Company applies a consistent and disciplined approach to evaluating and monitoring credit risk, and monitors credit quality on an ongoing basis. Quality ratings are based on internal evaluations of each loan’s specific characteristics considering a number of key inputs. The two most significant contributors to credit quality are debt service coverage and loan-to-value ratios. The debt service coverage ratio measures the amount of property cash flow available to meet annual interest and principal payments on debt. The loan-to-value ratio, commonly expressed as a percentage, compares the amount of the loan to the fair value of the underlying property collateralizing the loan.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments (continued)

The following tables summarize the credit quality of the Company’s commercial mortgage loan portfolio based on loan-to-value (“LTV”) and debt service coverage ratios:

	Debt Service Coverage Ratios as of December 31, 2017					Total
	2.0x and	1.5x to	1.25x to	1.0x to	Less than	Carrying
LTV Range	greater	1.99x	1.499x	1.249x	1.0x	Value
	(in thousands)
< 50%	$126,955	$61,311	$16,987	$13,071	$1,330	$219,654
50% - 60%	41,174	51,398	9,396	—	—	101,968
60% - 70%	48,250	27,041	34,016	6,332	933	116,572
70% - 80%	13,800	—	—	7,233	7,867	28,900
80% - 90%	—	—	—	15,150	—	15,150
> 90%	—	5,898	9,436	12,194	3,714	31,242
Total	$230,179	$145,648	$69,835	$53,980	$13,844	$513,486

	Debt Service Coverage Ratios as of December 31, 2016					Total
		1.5x to	1.25x to	1.0x to		Carrying
LTV Range	≥ 2.0x	<2.0x	<1.5x	<1.25x	<1.0x	Value
	(in thousands)
< 50%	$149,724	$52,746	$18,584	$5,781	$1,652	$228,487
50% - 60%	39,281	27,694	12,902	14,546	—	94,423
60% - 70%	54,150	56,149	39,012	7,457	5,968	162,736
70% - 80%	—	—	22,754	15,664	—	38,418
80% - 90%	—	—	12,570	5,244	2,652	20,466
> 90%	—	—	5,898	—	5,716	11,614
Total	$243,155	$136,589	$111,720	$48,692	$15,988	$556,144

The distribution of the book value of mortgage loans, classified by scheduled year of contractual maturity as of December 31, 2017 and 2016, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	2017	2016
Due in 1 year or less	3.8%	5.8%
Due after 1 year through 3 years	15.8%	9.2%
Due after 3 years through 5 years	11.2%	17.4%
Due after 5 years through 10 years	46.5%	32.2%
Due after 10 years through 15 years	16.7%	29.4%
Due after 15 years	6.0%	6.0%
Total	100.0%	100.0%

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments (continued)

The fair value of mortgage loans at December 31, 2017 and 2016 was $521.6 million and $566.2 million, respectively. The fair value of mortgages was estimated as the average of the present value of future cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses) and related changes in borrower prepayments.

During 2017, the Company originated mortgage loans of $30.0 million. The minimum and maximum lending rates for mortgage loans originated during 2017 were 3.65% and 3.84%, respectively. The Company did not reduce the interest rate on any outstanding mortgage loan in 2017 or 2016. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money loans was 64%.

An age analysis of mortgage loans aggregated by type is as follows:

	2017		2016
	Commercial		Commercial
	All Other	Total	All Other	Total
	(in thousands)
1. Recorded Investment (All)
(a) Current	$504,049	$504,049	$556,144	$556,144
(b) 30-59 Days Past Due	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—
(d) 90-179 Days Past Due	9,437	9,437	—	—
(e) 180+ Days Past Due	—	—	—	—
2. Accruing Interest 90-179 Days Past Due	9,437	9,437	—
(a) Recorded Investment	—
(b) Interest Accrued	126	126	—	—
3. Interest Reduced	—	—
(a) Recorded Investment	—	—
(b) Number of Loans	—	—	—	—
(c) Percent Reduced	—%	—%	—%	—

Taxes, assessments and any amounts advanced and not included in the mortgage loans total were $284 thousand and $35 thousand as of December 31, 2017 and 2016, respectively.

Investment in impaired loans with or without allowance for credit losses:

	2017		2016
	Commercial		Commercial
	All Other	Total	All Other	Total
	(in thousands)
1. With Allowance for Credit Losses	$—	$—	$—	$—
2. No Allowance for Credit Losses	9,611	9,611	9,489	9,489

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments (continued)

Interest income on non-performing loans is generally recognized on a cash basis.

Additional disclosures regarding impaired loans are as follows:

	2017		2016
	Commercial		Commercial
	All Other	Total	All Other	Total
	(in thousands)
1. Average Recorded Investment	$9,550	$9,550	$9,424	$9,424
2. Interest Income Recognized	546	546	538	538
3. Recorded Investments on Nonaccrual Status	—	—	—	—
4. Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting	531	531	523	523

The Company reviews loans for impairment based on several factors including, but not limited to, deteriorating market conditions, significant changes in debt coverage and loan-to-value ratios, and borrower specific credit issues. When the Company determines that, based on this current information and events, it is probable it will be unable to collect all amounts due according to the contractual terms, the Company measures an impairment based on the difference between the estimated fair market value of the underlying collateral less recovery costs and the recorded investment in the loan and records a valuation allowance for the impaired loan with a corresponding charge to unrealized gain or loss. The Company continues to accrue interest as due on these loans until such point it is deemed uncollectible. If there is a significant change in the estimated fair value of the collateral, then the valuation allowance is adjusted accordingly. If the impairment is deemed to be other than temporary in nature, a direct write-down of the loan is recognized as a realized loss. This new cost basis is not adjusted for subsequent change in the fair value of the underlying collateral. Loans that have been directly written down recognize interest income on a cash basis.

For loans classified as troubled debt restructuring, the Company may grant concessions related to the borrowers’ financial difficulties. Generally, these types of concessions include: 1) a modification to the payment terms in order for the borrower not to become delinquent on payments, 2) a refinance or extension of the maturity date at below current market terms, and/or 3) a reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the portfolio monitoring process, the Company may have recorded a specific valuation allowance prior to the quarter when the loan was modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly.

The Company had total recorded investments in restructured loans of $9.6 million and $9.5 million as of December 31, 2017 and 2016, respectively. The cumulative realized capital loss pertaining to these restructured loans was $3.3 million as of December 31, 2017 and 2016. The Company had one non-performing loan (delinquent more than 90 days) as of December 31, 2017 and no non-performing loans as of December 31, 2016.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments (continued)

Low Income Housing Tax Credit Properties

The Company invested in LIHTC properties of $22.9 million and $27.1 million as of December 31, 2017 and 2016, respectively, which is less than 10% of total admitted assets. The Company accounts for these investments using the proportional amortized cost method. In 2017, 2016, and 2015, amortization of $4.2 million, $12.7 million, and $12.1 million was included in net investment income, respectively. The Company recognized $15.1 in tax credits and $1.3 million of other tax benefits in 2017, and $12.0 in tax credits and $2.9 million of other tax benefits in 2016. The remaining holding periods on these investments vary with the longest being 11 years, and the Company anticipates full absorption of all LIHTC. The required holding period is 15 years. The LIHTC properties are not subject to any regulatory reviews. The Company did not recognize any impairments or write-downs during 2017 on the LIHTC investments. The Company has $2.3 million in remaining commitments to be funded over the next four years.

Restricted Assets

The following table discloses the amount and nature of any assets pledged to others as collateral or otherwise restricted by the Company as of December 31, 2017:

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
			Total
		G/A	Separate							Admitted
		Supporting	Account	S/A Assets					Gross	Restricted
	Total	S/A	(S/A)	Supporting			Increase/	Total Current	Restricted	to Total
Restricted Asset	General	Restricted	Restricted	G/A Activity	Total	Total From	(Decrease)	Year Admitted	to Total	Admitted
Category	Account (G/A)	Assets (a)	Assets	(b)	(1 plus 3)	Prior Year	(5 minus 6)	Restricted	Assets	Assets
FHLB capital stock	$9,454,100	$—	$—	$—	$9,454,100	$9,579,000	$(124,900)	$9,454,100	0.10%	0.10%
On deposit with state	6,978,467	—	—	—	6,978,467	6,957,228	21,239	6,978,467	0.07	0.07
Pledged as collateral to FHLB (including assets backing fundings agreements)	273,300,348	—	—	—	273,300,348	240,070,955	33,229,393	273,300,348	2.84	2.88
Pledged as collateral not captured in other categories	1,496,620	—	—	—	1,496,620	2,999,072	(1,502,452)	1,496,620	0.02	0.02
Other restricted assets	33,560,528	—	—	—	33,560,528	26,778,000	6,782,528	33,560,528	0.35	0.35
Total restricted assets	$324,790,063	$—	$—	$—	$324,790,063	$286,384,255	$38,405,808	$324,790,063	3.38%	3.42%

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments (continued)

Below provides detail for those assets pledged as collateral not captured in other categories:

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
			Total
		G/A	Separate							Admitted
		Supporting	Account	S/A Assets					Gross	Restricted
	Total	S/A	(S/A)	Supporting			Increase/	Total Current	Restricted	to Total
Description of	General	Restricted	Restricted	G/A Activity	Total	Total From	(Decrease)	Year Admitted	to Total	Admitted
Assets	Account (G/A)	Assets (a)	Assets	(b)	(1 plus 3)	Prior Year	(5 minus 6)	Restricted	Assets	Assets
Pledged assets for interest rate swaps	$1,496,620	$—	$—	$—	$1,496,620	$2,999,072	$(1,502,452)	$1,496,620	0.02%	0.02%
Total	$1,496,620	$—	$—	$—	$1,496,620	$2,999,072	$(1,502,452)	$1,496,620	0.02%	0.02%

Below provides detail for assets categorized as other restricted assets:

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
			Total
		G/A	Separate							Admitted
		Supporting	Account	S/A Assets					Gross	Restricted
	Total	S/A	(S/A)	Supporting			Increase/	Total Current	Restricted	to Total
Description of	General	Restricted	Restricted	G/A Activity	Total	Total From	(Decrease)	Year Admitted	to Total	Admitted
Assets	Account (G/A)	Assets (a)	Assets	(b)	(1 plus 3)	Prior Year	(5 minus 6)	Restricted	Assets	Assets
Cash collateral pledged for counterparties with derivative exposure	$33,560,528	$—	$—	$—	$33,560,528	$26,778,000	$6,782,528	$33,560,528	0.35%	0.35%
Total	$33,560,528	$—	$—	$—	$33,560,528	$26,778,000	$6,782,528	$33,560,528	0.35%	0.35%

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments (continued)

Net Investment Income

Major categories of the Company’s net investment income are summarized as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Income
Bonds	$265,566	$268,673	$283,589
Preferred stocks	473	315	—
Common stocks, unaffiliated	2,260	1,204	1,491
Mortgage loans	25,111	29,792	33,818
Real estate (1)	12,481	13,384	14,332
Policy loans	27,159	27,602	28,670
Short-term investments and cash	302	199	14
Other invested assets	27,326	29,341	28,818
Derivative instruments	38,518	11,907	(10,331)
Other	53	487	390
Total investment income	399,249	382,904	380,791
Expenses
Depreciation	7,155	15,590	15,208
Interest expense	19,921	19,477	21,000
Other	16,578	19,519	17,970
Total investment expenses	43,654	54,586	54,178
Net investment income	$355,595	$328,318	$326,613

(1) Includes amounts for the occupancy of company-owned property of $6,477, $6,477, and $5,955 in 2017, 2016, and 2015, respectively.

There was no nonadmitted accrued investment income at December 31, 2017 and 2016.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments (continued)

Net Realized Gains and Losses

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Bonds and other debt securities
Gross gains	$3,039	$14,895	$6,708
Gross losses	(2,132)	(9,804)	(8,238)
Common stocks, unaffiliated
Gross gains	418	91	414
Gross losses	(60)	(700)	(450)
Partnerships
Gross gains	217	—	20
Gross losses	(8,630)	(9,197)	(2,040)
Other
Gross gains	146	2,347	676
Gross losses	(2,147)	(4,640)	(6,586)
Net realized capital losses	(9,149)	(7,008)	(9,496)
Amount transferred to IMR, net of tax	(1,488)	(4,305)	(3,638)
	(10,637)	(11,313)	(13,134)
Less federal income taxes on realized capital gains after effect of transfer to IMR	(5,701)	(2,510)	(13,171)
Net realized capital losses	$(16,338)	$(13,823)	$(26,305)

Loan-Backed Securities

Prepayment assumptions used in the calculation of the effective yield and valuation of loan-backed bonds and structured securities are based on available industry sources and information provided by lenders. The retrospective adjustment methodology is used for the valuation of securities held by the Company.

Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company recorded $8.1 million, $0.6 million, and $1.7 million of impairments on non-public limited partnerships in 2017, 2016 and 2015, respectively. These limited partnerships have underlying characteristics of preferred and common stock. Fair values utilized in determining impairments were determined by the Company based on the limited partnerships’ operating results.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

B. Investments (continued)

Repurchase Agreements

The Company periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings as the securities received at the end of the repurchase period are identical to the securities transferred. Any repurchase liability is included in other liabilities. There were no open transactions at December 31, 2017 or 2016.

Prepayment Penalty and Acceleration Fees

For securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions), below are the number of CUSIPs sold, disposed or otherwise redeemed and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee:

At December 31, 2017
General Account
Number of CUSIPs	39
Aggregate amount of investment income (in thousands)	$5,932

C. Nonadmitted Assets

The Company’s nonadmitted assets at December 31 are as follows:

	2017	2016
	(in thousands)
Net deferred tax asset	$15,004	$21,407
Furniture and equipment	11,957	11,312
Software applications	93,270	125,635
Prepaid expenses	7,642	7,810
Other	4,379	2,965
Total nonadmitted assets	$132,252	$169,129

D. Reinsurance

The Company currently retains up to $2.0 million of risk on any individual person. Prior to that and beginning January 1, 2002, the Company generally retained no more than $1.0 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance agreements with various reinsurers. Total premiums from direct business were $521.5 million, $511.9 million, and $485.0 million in 2017, 2016, and 2015, respectively. Of those direct premiums, individual life premiums ceded were $547.7 million, $162.1 million, and $3,289.4 million for the years ended December 31, 2017, 2016, and 2015, respectively, and are included as a reduction of premium and annuity considerations. Total individual life insurance ceded was $28.4 billion and $22.9 billion of the $44.8 billion and $42.8 billion in force at December 31, 2017 and 2016, respectively. The Company has assumed a small amount of yearly renewable term reinsurance from non-affiliated insurers.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

D. Reinsurance (continued)

At December 31, 2017 and 2016, neither the Company nor any of its representatives, officers, trustees, or directors had more than 10% ownership of or direct or indirect control over any non-affiliated reinsurers, and there were no policies reinsured outside the United States with companies owned or controlled by an affiliated entity. There were no unilaterally cancelable reinsurance agreements (for reasons other than for nonpayment of premium or other similar credits) in effect at December 31, 2017 and 2016. The Company’s largest reserve credit with a non-affiliate as of December 31, 2017 and 2016 was with Hannover Re for $393.5 million and Swiss Re for $135.0 million, respectively.

No reinsurance agreements were in force at December 31, 2017 and 2016 which would likely result in a payment to the reinsurer in excess of the total direct premiums collected.

Effective July 1, 2015 the Company entered into a coinsurance with funds withheld agreement with Catamount domiciled under the laws of the state of Vermont. The agreement is for Catamount to reinsure National Life’s Closed Block policies, which includes policies that were in force and had existing reserves established by the Company as of the effective date of the agreement. The following table illustrates the amounts the Company ceded under the reinsurance treaty:

	2017	2016
	(in thousands)
Insurance in-force	$4,933,608	$5,245,422
Premiums	89,498	101,407
Policy Reserves	2,882,531	2,974,410

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

D. Reinsurance (continued)

Effective December 31, 2017, the Company entered into a reinsurance agreement with Hannover Re to cede reserves totaling $392.5 million, which included in-force term and guaranteed universal life business on a coinsurance basis and additional traditional life and universal life on a yearly renewable term basis. This reinsurance transaction was reflected in the Company’s financial statements as follows:

Increase (Decrease)	Impact of
(in thousands)	Reinsurance

Balance Sheet as of December 31, 2017
Deferred and uncollected premiums	$(10,198)
Total assets	(10,198)

Life and annuity reserves	(392,504)
Current federal income taxes due	29,018
Funds held under coinsurance	256,000
Capital and surplus	97,288
Total liabilities, capital and surplus	$(10,198)

Statement of Operations for the Year Ended December 31, 2017
Premiums	$(398,938)
Other income	47,776
Total revenue	(351,162)
(Decrease) increase in policy reserves	(392,504)
General and administrative expenses	3,764
Federal income tax expense	29,018
Net income	$8,560

Statements of Changes in Capital and Surplus at December 31, 2017
Change in ceding commission	$88,728

Disability income products are significantly reinsured, primarily with Unum Provident Corporation (“UNUM”). All amounts reinsured by UNUM are on a modified coinsurance basis. The Company ceded 50% of the experience risk on open claims as of 1/1/1991 to UNUM. Interest is paid to UNUM on these reserves at a rate of 9.44%. The Company ceded 80% of the experience risk on the remaining reserves reinsured with UNUM post 1/1/1991. Interest is paid to UNUM on these reserves at a rate of 6.98%. Total disability income premiums ceded in 2017, 2016, and 2015 were $16.6 million, $18.8 million and $20.3 million, respectively.

In 2017, 2016, and 2015, there were no reinsurance assumption changes to life insurance and annuity products.

The Company would be liable with respect to any ceded insurance should any reinsurer be unable to meet its assumed obligations.

The Company’s reinsurance treaties meet risk transfer criteria to qualify for reinsurance accounting treatment as prescribed by the Department.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

E. Federal Income Taxes

The components of the net deferred tax asset (“DTA”)/ (liability) at December 31 are as follows:

	2017			2016
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in thousands)
Gross deferred tax assets	$123,563	$5,639	$129,202	$224,397	$12,696	$237,093
Valuation allowance	—	—	—	—	—	—
Adjusted gross deferred tax assets	123,563	5,639	129,202	224,397	12,696	237,093
Nonadmitted deferred tax asset	(14,086)	(917)	(15,003)	(20,154)	(1,253)	(21,407)
Net deferred tax asset/ (liability)	109,477	4,722	114,199	204,243	11,443	215,686

Gross deferred tax liabilities	(41,133)	(2,813)	(43,946)	(71,515)	(6,863)	(78,378)
Net admitted deferred tax asset/ (liability)	$68,344	$1,909	$70,253	$132,728	$4,580	$137,308

	Change
	Ordinary	Capital	Total
	(in thousands)

Gross deferred tax assets	$(100,834)	$(7,057)	$(107,891)
Valuation allowance	—	—	—
Adjusted gross deferred tax assets	(100,834)	(7,057)	(107,891)
Nonadmitted deferred tax asset	6,068	336	6,404
Net deferred tax asset/ (liability)	(94,766)	(6,721)	(101,487)
	—	—	—
Gross deferred tax liabilities	30,382	4,050	34,432
Net admitted deferred tax asset/ (liability)	$(64,384)	$(2,671)	$(67,055)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

E. Federal Income Taxes (continued)

The admission calculation components at December 31 are as follows:

	2017			2016
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in thousands)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from above) after application of the threshold limitation (the lesser of 1 and 2 below)	$68,344	$1,909	$70,253	$132,728	$4,580	$137,308
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	68,344	1,909	70,253	132,728	4,580	137,308
2. Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	290,911	N/A	N/A	267,202
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets) offset by gross deferred tax liabilities	41,133	2,813	43,946	71,515	6,863	78,378
Deferred tax assets admitted as the result of application of SSAP 101	$109,477	$4,722	$114,199	$204,243	$11,443	$215,686

	Change
	Ordinary	Capital	Total
	(in thousands)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from above) after application of the threshold limitation (the lesser of 1 and 2 below)	$(64,384)	$(2,671)	$(67,055)
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(64,384)	(2,671)	(67,055)
2. Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	23,709
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets) offset by gross deferred tax liabilities	(30,382)	(4,050)	(34,432)
Deferred tax assets admitted as the result of application of SSAP 101	$(94,766)	$(6,721)	$(101,487)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

E. Federal Income Taxes (continued)

At December 31, 2017 and 2016, the following ratio percentages were used to determine recovery period and threshold limitation:

	2017	2016
	(dollars in thousands)
Ratio percentage	15%	15%
Total adjusted capital exDTA	$2,095,179	$1,917,838

At December 31, 2017 and 2016, tax planning strategies had the following impact on deferred tax assets:

	2017		2016
	Ordinary	Capital	Ordinary	Capital
	(in thousands)
Adjusted gross DTAs	$123,563	$5,639	$224,397	$12,696
Percentage of total gross deferred tax assets	53%	1%	56%	2%
Net admitted adjusted gross DTAs	$109,477	$4,722	$204,243	$11,443
Percentage of total net admitted deferred tax assets	97%	3%	97%	3%

	Change
	Ordinary	Capital
	(in thousands)
Adjusted gross DTAs	$(100,834)	$(7,057)
Percentage of total gross deferred tax assets	(3)%	(1)%
Net admitted adjusted gross DTAs	$(94,766)	$(6,721)
Percentage of total net admitted deferred tax assets	—%	—%

The Company’s tax-planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities pursuant to SSAP No. 101, Income Taxes at December 31, 2017.

Federal current income taxes incurred consists of the following major components:

	2017	2016	Change
	(in thousands)
Tax (benefit) on operations	$41,394	$(46,670)	$88,064
Tax (benefit) on realized capital gains/losses	6,222	4,017	2,205
Tax credits	(15,138)	(12,017)	(3,121)
Total current income taxes incurred	$32,478	$(54,670)	$87,148

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

E. Federal Income Taxes (continued)

The components of deferred tax assets and liabilities are as follows:

	2017	2016	Change
	(in thousands)
Deferred Tax Assets:
Ordinary
Reserves	$33,689	$57,013	$(23,324)
Deferred acquisition costs	29,533	42,644	(13,111)
Policyholder dividends	2,019	3,722	(1,703)
Fixed assets	22,098	47,931	(25,833)
Employee benefits	31,294	48,305	(17,011)
Tax credit carryforward	—	16,949	(16,949)
Other	4,930	7,833	(2,903)
Subtotal	123,563	224,397	(100,834)
Nonadmitted deferred tax assets	(14,086)	(20,154)	6,068
Admitted ordinary deferred tax assets	109,477	204,243	(94,766)
Capital
Capital invested assets	5,639	12,696	(7,057)
Nonadmitted deferred tax assets	(917)	(1,253)	336
Admitted capital deferred tax assets	4,722	11,443	(6,721)
Total admitted deferred tax assets	114,199	215,686	(101,487)

Deferred Tax Liabilities:
Ordinary
Ordinary invested assets	9,276	18,201	(8,925)
Fixed assets	12,881	26,019	(13,138)
Deferred and uncollected premiums	8,260	14,721	(6,461)
Reserves	2,866	1,155	1,711
Real estate	5,575	9,218	(3,643)
Employee benefits	1,008	—	1,008
Other	1,267	2,201	(934)
Total deferred tax liabilities	41,133	71,515	(30,382)
Capital
Capital invested assets	2,813	6,863	(4,050)
Total deferred tax liabilities	43,946	78,378	(34,432)

Net admitted deferred tax asset (liability)	$70,253	$137,308	$(67,055)

Effective December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (“Tax Reform”) into law. Under ASC 740, the effects of changes in tax rates and laws are recognized in the period in which the new legislation is enacted. With respect to this legislation, we recorded a one-time decrease in net deferred tax assets of $56.8 million, due to a re-measurement of deferred tax assets and liabilities resulting from the decrease in the corporate Federal income tax rate from 35% to 21%.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

E. Federal Income Taxes (continued)

The Company's total provision for income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 35% to pretax income. The significant items causing this difference are as follows:

	2017	2016
	(in thousands)
Permanent Differences:
Pretax income computed at statutory rate	$16,912	$(36,050)
Amortization of IMR	(1,141)	(1,226)
Prior year taxes	2,626	(327)
Tax rate change	56,838	—
Dividends received deduction	(1,228)	(1,766)
COLI	(3,237)	(3,763)
Intercompany management fee	(1,176)	(812)
Tax credits	(4,242)	(14,832)
Reinsurance gain in surplus	29,704	567
Other permanent differences	199	148
Total	$95,255	$(58,061)

Total current income taxes incurred	32,478	(54,670)
Current income tax in surplus	—	1,896
Adjusted (increase) decrease in net deferred taxes	62,777	(5,287)
Total	$95,255	$(58,061)

The Company recognizes income tax benefits and any related reserves in accordance with SSAP No. 5R, "Liabilities, Contingencies and Impairment of Assets", as modified by paragraph 3.a. of SSAP No. 101. Currently, the Company only files income tax returns in the United States.

The Company is no longer subject to US federal, state, and local income tax examinations by tax authorities for years prior to 2010. The Company’s 2010, 2011, 2012 and 2013 consolidated federal income tax returns are under examination by the IRS.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2017	2016
(in thousands)
Balance, beginning of year	$—	$—
Additions based on tax positions related to the current year	—	—
Additions for tax positions of prior years	—	—
Settlements	—	—
Balance, end of year	$—	$—

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

E. Federal Income Taxes (continued)

As of December 31, 2017, there are no unrecognized tax benefits for the Company. It is likely there will be no significant change in the amount of unrecognized tax benefits within the next twelve months.

The Company recognizes interest and penalties related to unrecognized tax benefits in tax expense. During the year ended December 31, 2017, the Company recognized $0.1 million as expense for interest and penalties. During years ended December 31, 2016, and 2015, the Company recognized no expense for interest and penalties. The Company had approximately $0.4 million and $0.3 million accrued for interest and penalties at December 31, 2017 and 2016, respectively.

As of December 31, 2017, the Company has no operating loss carryforwards and no tax credit carryforwards available.

The following are income taxes incurred in the current year and prior years that will be available for recoupment in the event of future net losses:

	Ordinary	Capital
(in thousands)
2017	$—	$—
2016	—	—
2015	—	—

The Company’s federal income tax return is consolidated with the following entities: LSW, Catamount, Longhorn, NLHC, NLVF, Sentinel Asset Management, Inc. (“SAMI”), Sentinel Administrative Services, Inc., Sentinel Financial Services, Inc., and Equity Services, Inc. The method of allocation for federal income tax expense between the companies is pursuant to a written agreement. Allocation is based upon separate return calculations with current benefit for net losses and tax credits to the extent utilized in the consolidated income tax return. Intercompany tax balances are settled quarterly.

F. Information Concerning Parent, Subsidiaries and Affiliates

On March 6, 2015, National Life Distribution, LLC (“NLD”) was organized as a Vermont domestic limited liability company. LSW is the sole member of the LLC and paid cash of $100,000 on June 5, 2015 as a capital contribution. NLD is serving as a master agency for National Life Group’s field force operations. The Company incurs commission expenses based on applicable product commission schedules agreed to with NLD.

During 2015, the Company made an initial capital contribution to Catamount of $10 million, comprised of $5 million shares at $ 1 par value per share, and $5 million additional paid in capital. Effective July 1, 2015, the Company entered into a coinsurance with funds withheld arrangement with Catamount. As a result of this transaction, the Company was paid a $136.0 million ceding commission, a portion of which was recorded in net income and the other portion through surplus. The amount recorded in surplus represents the gain on the reinsurance transaction and will be amortized into income as earnings arise from the business reinsured. During 2016, ownership of Catamount was transferred as a dividend from the Company to NLVF.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

F. Information Concerning Parent, Subsidiaries and Affiliates (continued)

During 2016, Longhorn Reinsurance Company was formed as a direct subsidiary of National Life. Longhorn commenced business on August 17, 2016 as a special purpose financial insurance company domiciled and licensed in the state of Vermont for the purpose of entering into reinsurance transactions with LSW. NLIC made an initial capital contribution to Longhorn of $22 million, comprised of $5 million shares at $1 par value per share, and $17 million additional paid in capital. NLIC procured a letter of credit (“LOC”) for the account of Longhorn, which will pay an ongoing procurement fee to NLIC for the LOC and agree to reimburse NLIC for any draw on the LOC. The LOC has a face amount of $110 million as of December 31, 2017.

On June 26, 2015, a $30 million surplus note receivable due from LSW was contributed to the Company from its parent, NLVF. The transaction was considered a capital contribution. This was reported as an increase to gross paid in and contributed surplus.

In 2017, NLIC made a $100 million capital contribution to LSW.

In 2016, the Company sold eleven partnerships to LSW totaling $64.3 million and five LIHTC investments totaling $36.0 million. In 2015, the Company sold seven partnerships to LSW totaling $45.6 million. The purchases were recorded at the lower of book or fair value at the date of the transactions.

In 2009, the Company made an $8.6 million unsecured loan to NLVF. Prior notification was provided to the Department. The loan was originally due to be repaid January 31, 2012. An amendment was made to the agreement with a revised due date of January 31, 2017. Interest on the loan is calculated at LIBOR + 150 basis points. This loan was paid off in full in 2017.

In 2008, the Company made a $25 million unsecured loan to NLVF. Prior notification was provided to the Department. The loan was originally due to be repaid on December 31, 2008. An amendment was made to the agreement with a revised due date of December 31, 2017. Interest on the loan is calculated at LIBOR + 150 basis points. This loan was paid off in full in 2017.

The Company owns 100% of LSW, whose carrying value exceeds 10% of the admitted assets of the Company. NLIC carries LSW at statutory equity less surplus notes issued of $30 million in accordance with SSAP 97 Investments in Subsidiary, Controlled and Affiliated Entities. At December 31, 2017 the statement value of LSW's assets and liabilities were $18,743.4 million and $17,535.8 million, respectively. LSW's net income was $61.2 million for the year ended December 31, 2017.

All intercompany transactions are settled on a current basis. Amounts receivable or payable at December 31 generally represent year end cost allocations, reinsurance transactions, and income taxes and are included in the accompanying Balance Sheets. There was $153.0 million receivable from LSW as of December 31, 2017 and $27.8 million receivable from LSW as of December 31, 2016.

In 2017, the Company amended and restated its expense sharing agreement with LSW with an effective date of January 1, 2017 under which LSW will reimburse the Company for administrative and other general expenses associated with services provided by the Company. Under all cost allocation agreements with LSW, the Company received reimbursement of $244.7 million for the year ended December 31, 2017 and $212.9 million for the year ended December 31, 2016.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

F. Information Concerning Parent, Subsidiaries and Affiliates (continued)

No guarantees or undertakings on behalf of an affiliate resulting in a material contingent exposure of the Company’s assets or liabilities existed at December 31, 2017 and 2016.

The Company and several of its subsidiaries and affiliates share common facilities and employees. Expenses are periodically allocated according to specified reimbursement agreements. The Company had no agreements in place at December 31, 2017 or 2016 to potentially move non-admitted assets into the parent or other affiliates.

G. Benefit Plans

The Company sponsors a frozen non-contributory qualified defined benefit plan that provided benefits to employees in the Career channel general agencies. The plan was amended effective January 1, 2004 to freeze plan benefits. No new participants were admitted to the plan after December 31, 2003, and there were no increases in benefits after December 31, 2003 for existing participants. This pension plan is separately funded. Plan assets are primarily mutual funds and bonds held in a Company separate account and funds invested in a group variable annuity contract held in the general account of National Life. None of the securities held in the Company’s separate account were issued by the Company.

The Company sponsors other pension plans including a non-contributory defined benefit plan for National Life career general agents who met the eligibility requirements to enter the plan prior to January 1, 2005. These plans are non-qualified and are not separately funded.

The Company sponsors defined benefit postemployment plans that provide medical benefits to agency staff and agents. Medical coverage is contributory; with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The postemployment plans are not separately funded, and the Company, therefore, pays for plan benefits from operating cash flows. The costs of providing these benefits are recognized as they are earned.

The Company also sponsors various defined contribution and deferred compensation plans.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

G. Benefit Plans (continued)

The following tables show the plans' combined funded status at December 31:

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
	(in thousands)
Change in benefit obligation:
Benefit obligation, beginning of year	$81,818	$87,386	$94,905	$1,695	$1,965	$2,049
Service cost	—	230	661	—	—	—
Interest cost	3,083	3,311	3,333	62	74	72
Plan participants' contributions	—	—	—	165	163	174
Actuarial losses (gains)	4,334	(1,803)	(4,147)	54	(34)	24
Benefits paid	(7,515)	(7,306)	(7,366)	(380)	(473)	(354)
Plan amendments	—	—	—	—	—	—
Benefit obligation, end of year	81,720	81,818	87,386	1,596	1,695	1,965
Change in plan assets:
Fair value of plan assets, beginning of year	13,020	12,416	14,004	—	—	—
Actual return on plan assets	1,779	1,312	(588)	—	—	—
Employer contributions	7,103	6,598	6,366	215	310	180
Plan participants' contributions	—	—	—	165	163	174
Benefits paid	(7,515)	(7,306)	(7,366)	(380)	(473)	(354)
Fair value of plan assets, end of year	14,387	13,020	12,416	—	—	—

Funded status	$(67,333)	$(68,798)	$(74,970)	$(1,596)	$(1,695)	(1,965)
Unrecognized actuarial losses	$—	$—	$—	$—	$—	$—
Unrecognized prior service cost (benefit)	—	—	—	—	—	—
Unrecognized transition obligation	—	—	—	—	—	—
Net activity subsequent to measurement date	—	—	—	—	—	—

Net amount recognized	$(67,333)	$(68,798)	$(74,970)	$(1,596)	$(1,695)	$(1,965)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

G. Benefit Plans (continued)

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
	(in thousands)
Amounts recognized in the balance sheets
Pension and other post-retirement benefit obligations liability	$—	$—	$—	$—	$—	$—
Minimum pension liability	—	—	—	—	—	—
Net amount recognized	$—	$—	$—	$—	$—	$—
Pension and other post-retirement benefit obligations liability	$(67,333)	$(68,798)	$(74,970)	$(1,596)	$(1,695)	$(1,965)
Amounts recognized in unassigned funds (surplus)
Net transition asset or obligations	$—	$—	$—	$—	$—	$—
Net actuarial (gain) loss	28,498	26,617	30,453	(532)	(631)	(642)
Net prior service costs (benefits)	—	—	—	—	(92)	(218)
Net amount recognized	$28,498	$26,617	$30,453	$(532)	$(723)	$(860)

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost at December 31 were as follows:

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
	(in thousands)
Adjustments to Unassigned Funds (Surplus)
Items not yet recognized as a component of net periodic cost - prior year	$26,617	$30,453	$35,023	$(723)	$(860)	$(1,059)
Net transition asset or obligation recognized	—	—	—	—	—	—
Net prior service cost or credit recognized	—	—	—	92	126	126
Net gain or loss arising during the period	3,383	(2,266)	(2,583)	54	(34)	23
Net gain or loss recognized	(1,502)	(1,570)	(1,987)	45	45	50
Items not yet recognized as a component of net periodic cost - current year	$28,498	$26,617	$30,453	$(532)	$(723)	$(860)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

G. Benefit Plans (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
	(in thousands)
Components of Net Periodic Benefit Cost
Service cost	$—	$230	$661	$—	$—	$—
Interest cost	3,083	3,311	3,333	62	74	72
Expected return on plan assets	(828)	(849)	(975)	—	—	—
Amortization of unrecognized transition	—			—
obligation or transition asset		—	—		—	—
Amortization of unrecognized gains and losses	1,502	1,570	1,987	(45)	(45)	(50)
Amount of prior service cost recognized	—	—	—	(92)	(126)	(126)
Net periodic benefit cost	$3,757	$4,262	$5,006	$(75)	$(97)	$(104)

Over the next year, the estimated amount of amortization from unassigned funds into net periodic benefit cost related to net actuarial losses and prior service benefit is $1.6 million and $0.0 million, respectively.

The total accumulated benefit obligation was $81.3 million, $81.1 million and $85.8 million at December 31, 2017, 2016 and 2015, respectively.

In 2017, 2016, and 2015, there was no admitted intangible pension asset.

	Pension Benefits			Other Benefits
	2017	2016	2015	2017		2016		2015
The actuarial assumptions used in determining the benefit obligation at the measurement date:
a. Discount rate	3.40%	3.85%	3.95%	3.40%		3.85%		3.95%
b. Rate of compensation increase	5.00%	5.00%	5.00%	N/A	%	N/A	%	N/A	%
Weighted-average assumptions used to determine net periodic pension cost:
a. Discount rate	3.85%	3.95%	3.65%	3.85%		3.95%		3.65%
b. Rate of compensation increase	5.00%	5.00%	5.00%	N/A	%	N/A	%	N/A	%
c. Expected long-term rate of return on plan assets	6.50%	7.00%	7.00%	N/A	%	N/A	%	N/A	%

The projected health care cost trend rate (“HCCTR”) was 5.0% for 2017, 2016 and 2015. The HCCTR of 5.0% is the ultimate trend rate.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. Increasing the assumed HCCTR by one percentage point in each year would increase the accumulated postretirement benefit obligation (“APBO”) for the remaining plan by approximately $1.7 million and increase the service and interest cost of net periodic postretirement benefit cost by approximately $0.1 million. Decreasing the assumed HCCTR by one percentage point in each year would reduce the APBO by approximately $1.5 million and the service and interest cost of net periodic postretirement benefit cost by about $0.1 million.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

G. Benefit Plans (continued)

The Company uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

In 2015, the Company changed the amortization period for one of its plans where all or almost all of the participants are inactive. For this plan, the change in amortization base was from average future service to average future life expectancy. The change in methodology resulted in a decrease of net periodic expense of $1.7 million in 2015.

Plan assets are invested as follows:

	December 31,
	2017	2016
Plan Asset Category
Fixed Income	65%	41%
Equities	29%	52%
Group annuity contract and other	6%	7%
Total	100%	100%

The primary objective is to maximize long-term total return within the investment policy and guidelines. The Company’s investment policy for the plan assets associated with the separately funded plans is to maintain a target allocation of approximately 15%-35% equities, 55%-75% fixed income and 0-10% alternative investments when measured at fair value.

The Company’s expected long-term rate of return of 6.5% is based upon the combination of current asset mix of equities and fixed income and the Company’s historical and projected experience on long-term projections by investment research organizations.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

G. Benefit Plans (continued)

The concentrations of credit risk associated with the plan assets are shown in the table below:

		2017	2016
		(in thousands)
Equities – unaffiliated	Equity Funds	$4,172	$6,818
	Total equities - unaffiliated	4,172	6,818
Fixed income	Aerospace/Defense	299	109
	Banking	1,112	109
	Cable	172	122
	Chemicals	108	102
	Retailers	972	316
	Energy	89	85
	Food and Beverage	425	294
	Health Care	185	43
	Insurance - Health	161	70
	Insurance - Property and Casualty	462	255
	Insurance - Life	168	96
	Machine Construction	264	139
	Manufacturing	191	191
	Media	212	111
	Metals/Mining	303	—
	Pharmaceuticals	523	327
	Real Estate Investment Trusts	46	84
	Technology	987	208
	Transportation	534	206
	Utilities	639	477
	Wireless	140	—
	Wirelines	46	46
	Bond Funds	1,248	1,895
	Total fixed income	9,286	5,285
Partnerships		757	702
Cash		42	25
Group annuity		57	164
	Total investments (1) (2)	$14,314	$12,994

(1)	Includes investments totaling $1,248 in 2017 and $1,237 in 2016 advised by Touchstone Investments and SAMI, respectively.

(2)	The difference to total plan assets of $14,387 in 2017 and $13,020 in 2016 shown in the changes in plan assets are accruals for income and liabilities.

The valuation techniques used for the plan assets are:

Common stock - Common stocks consist of mutual funds that are traded daily and have a net asset value. These securities are categorized as Level 1.

Corporates - Corporate bonds are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. Corporate bonds are categorized as Level 2 in the fair value hierarchy. Level 1 consists of bond mutual funds that are traded daily and have a readily determinable net asset value.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

G. Benefit Plans (continued)

Partnerships - Investments in limited partnerships do not have a readily determinable fair value, and, as such, the Company values them at its pro-rata share of the limited partnership’s net asset value, or its equivalent. Since these valuations have significant unobservable inputs, they are generally categorized as Level 3 in the fair value hierarchy.

Group annuity - This category consists of an investment in a National Life group variable annuity contract. The contract is carried at amortized cost, which approximates fair value. These assets are categorized in Level 2 of the hierarchy.

The valuation of plan assets for 2017 are as follows:

				Not Presented
2017 Fair Value	Level 1	Level 2	Level 3	at Fair Value	Total
	(in thousands)
Assets
Common stock	$4,172	$—	$—	$—	$4,172
Corporates	1,248	8,113	—	—	9,361
Partnerships	—	—	757	—	757
Cash	42	—	—	—	42
Group annuity	—	57	—	—	57
Total assets	$5,462	$8,170	$757	$—	$14,389
Liabilities
Total liabilities	—	—	—	(2)	(2)
Total plan assets	$5,462	$8,170	$757	$(2)	$14,387

The valuation of plan assets for 2016 are as follows:

				Not Presented
2016 Fair Value	Level 1	Level 2	Level 3	at Fair Value	Total
	(in thousands)
Assets
Common stock	$6,818	$—	$—	$—	$6,818
Corporates	1,895	3,419	—	—	5,314
Partnerships	—	—	702	—	702
Cash	25	—	—	—	25
Group annuity	—	164	—	—	164
Total assets	$8,738	$3,583	$702	$—	$13,023
Liabilities
Total liabilities	—	—	—	(3)	(3)
Total plan assets	$8,738	$3,583	$702	$(3)	$13,020

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

G. Benefit Plans (continued)

During 2017 and 2016, there were no significant transfers between fair value Levels 1 and 2. The table below summarizes the reconciliation of the beginning and ending balances and related changes for the year ended December 31, 2017 for Level 3 fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value.

2017 Level 3	Beginning	Net Investment					Transfer In	Transfer Out	Ending
Assets	Balance	Gain (Loss)	Purchases	Issuances	Sales	Settlements	to Level 3	of Level 3	Balance
	(in thousands)
Limited Partnerships	$702	$42	$197	$—	$(184)	$—	$—	$—	$757

Projected benefit payments for defined benefit obligations for each of the five years following December 31, 2017, and in aggregate for the five years thereafter is as follows:

	Pension	Other Benefit	Total
Year	Payments	Payments	Payments
	(in thousands)
2018	$7,382	$171	$7,553
2019	7,279	166	7,445
2020	7,109	160	7,269
2021	6,875	154	7,029
2022	6,301	148	6,449
2023-2027	26,580	609	27,189

The Company’s general policy is to contribute the regulatory minimum required amount into its separately funded defined benefit pension plan. However, the Company may elect to make larger contributions subject to maximum contribution limitations. The Company’s expected contribution for 2018 into its separately funded defined benefit pension plan for agency employees is approximately $0.4 million.

The Company participates in a 401(k) plan for its employees. Employees earning less than a specified amount will receive a 75% match on up to 6% of an employee’s salary, subject to applicable maximum contribution guidelines. Employees earning more than a specified amount will receive a 50% match on up to 6% of an employee’s salary, subject to applicable maximum contribution guidelines. Additional employee voluntary contributions may be made to the plans subject to contribution guidelines. Vesting and withdrawal privilege schedules are attached to the Company's matching contributions. Plan assets invested in the mutual funds are outside the Company and, as such, are excluded from the Company's assets and liabilities. The Company’s contribution to the 401(k) plans for its employees for the years ended December 31, 2017, 2016, and 2015, was $2.3 million, $1.9 million and $1.7 million, respectively.

The Company also provides a 401(k) plan for its regular full-time agents. The Company makes an annual contribution equal to 6.1% of an agent’s compensation up to the Social Security taxable wage base plus 7.5% of the agent’s compensation in excess of the Social Security taxable wage base. In addition, the agent may elect to defer a portion of the agent’s compensation, up to the legal limit on elective deferrals, and have that amount contributed to the plan. Total annual contributions cannot exceed certain limits which vary based on total agent compensation. The Company’s match on the agents’ 401(k) plan was $0.9 million, $0.8 million and $0.8 million for the years ended December 31, 2017, 2016, and 2015, respectively.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

G. Benefit Plans (continued)

For all of the Company’s defined contribution plans, accumulated funds may be invested by the employee in a group annuity contract issued by the Company or in mutual funds (several of which are sponsored by an affiliate of the Company).

The Company participates in plans that are sponsored by its parent company, NLVF. The Company has no ongoing obligation in connection with these plans outside of contributing towards the annual cost for the Company’s employees who participate in these plans. The Company expense in connection with these plans was $27.0 million, $29.5 million and $22.3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

H. Capital and Surplus, Shareholder Dividend Restrictions and Quasi-Reorganizations

The Company has outstanding surplus notes with a principal balance of $189.1 million, bearing interest at 10.5% and a maturity date of September 15, 2039. These surplus notes were originally issued at $200 million in exchange for cash. During 2015, the Company repurchased $9.7 million of the notes. During 2017, the Company repurchased $1.2 million of the notes. The notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and are administered by The Depository Trust Company. The interest on these notes is scheduled to be paid semiannually on March 15 and September 15 of each year. The Company paid $ 20.0 million in 2017 and had $5.5 million of unapproved interest that was not accrued at December 31, 2017. Total interest paid on the surplus note is $175.1 million. The notes are unsecured and subordinated in right of payment to all present and future indebtedness, policy claims and prior claims and rank pari passu with any future surplus notes, and any redemption payment may be made only with prior approval of the Commissioner, whose approval will only be granted if, in the judgment of the Commissioner, the financial condition warrants the making of such payments. The notes shall not be entitled to any sinking fund.

The Company has outstanding 2.5 million common stock $1 par shares. The shares are wholly-owned by its parent NLVF. At the time of issuance, the Company recorded $5.0 million of additional paid-in-capital as transfers from retained earnings. At December 31, 2017 and 2016, the Company had 2.5 million shares authorized and outstanding. All shares are Class A shares. No preferred stock has been issued.

NLHC, a stock holding company, currently owns all the outstanding shares of NLVF, which in turn currently owns all the outstanding shares of the Company. NLHC currently has no other significant assets, liabilities or operations other than that related to its ownership of NLVF’s outstanding stock. Similarly, NLVF currently has no significant assets or operations other than those related to investments funded by a 2002 dividend from the Company, issuance of $200.0 million in debt financing in 2003, issuance of an additional $75.0 million in debt financing in 2005, as the sponsor of certain employee related benefit plans, and its ownership of National Life’s outstanding stock. Under the terms of the mutual holding company reorganization described in Note A, NLHC must always hold a majority of the voting shares of NLVF.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

H. Capital and Surplus, Shareholder Dividend Restrictions and Quasi-Reorganizations (continued)

Policyowner surplus is restricted by required statutory surplus of $5.0 million in the state of VT, other state permanent surplus (guaranty fund) requirements of $500,000, and special surplus amounts required by the State of New York in connection with variable annuity business. Special surplus funds were $9.3 million and $7.6 million as of December 31, 2017 and 2016, respectively.

In 2017, the Company declared a dividend of $20 million to NLVF which was paid in February 2018. In 2016, the Company transferred its ownership of Catamount to NLVF as a dividend of $10 million. No dividends were paid or received by the Company in 2015. Certain dividends declared by the Company in excess of the greater of net gain from operations or 10% of statutory surplus require pre-approval by the Commissioner. Within the limitations of the above, there are no restrictions placed on the portion of the Company’s profits that may be paid as ordinary dividends to the shareholder. No stock is held for special purposes.

The Company did not receive any capital contributions during 2017 or 2016. On September 29, 2015, the Company received a $109 million capital contribution from its parent, NLVF, which was reported as an increase to gross paid in and contributed surplus. Effective December 31, 2015, the Company received a capital contribution of $18 million from NLVF, and simultaneously made a capital contribution to its subsidiary, LSW, for $18 million. The contribution is reflected as a note receivable as of December 31, 2015, which is an admitted asset on the balance sheet. The cash was settled February 19, 2016, prior to the filing of the 2015 financial statements. The Company received approval from the Vermont Department of Financial Regulation to treat the note as an admitted asset.

As of December 31, 2017, the Company had securities of $7.0 million in insurance department special deposit accounts.

I. FHLB Agreements

The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”), which provides National Life with access to a secured asset-based borrowing capacity. It is part of the Company's strategy to utilize this borrowing capacity for funding agreements and for backup liquidity. The proceeds have been invested in a pool of fixed and floating rate income assets. The Company has a maximum borrowing capacity of approximately $1.4 billion, based on its membership investment base.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

I. FHLB Agreements (continued)

Further information regarding our FHLB agreements is as follows:

FHLB Capital Stock – Aggregate Totals

	General
At December 31, 2017	Account	Total
	(in thousands)
Membership Stock - Class A	$—	$—
Membership Stock - Class B	4,237	4,237
Activity Stock	4,358	4,358
Excess Stock	859	859
Aggregate Total	$9,454	$9,454

Actual or estimated borrowing capacity as determined by the insurer (in billions)		$1.4

	General
At December 31, 2016	Account	Total
	(in thousands)
Membership Stock - Class A	$—	$—
Membership Stock - Class B	4,711	4,711
Activity Stock	4,868	4,868
Excess Stock	—	—
Aggregate Total	$9,579	$9,579

Actual or estimated borrowing capacity as determined by the insurer (in billions)		$1.5

FHLB Membership Stock (Class A and B) Eligible for Redemption

	Current	Not Eligible		6 Months to	1 to Less
	Period	for	Less than	Less than	than	3 to
	Total	Redemption	6 Months	1 Year	3 Years	5 Years
(in thousands)
Class A	$—	$—	$—	$—	$—	$—
Class B	4,237	4,237	—	—	—	—

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

I. FHLB Agreements (continued)

Collateral Pledged to FHLB

Total Collateral Pledged

			Aggregate
	Fair	Carrying	Total
At December 31, 2017	Value	Value	Borrowing
	(in thousands)
General account	$280,195	$273,300	$102,075
Total	$280,195	$273,300	$102,075

			Aggregate
	Fair	Carrying	Total
At December 31, 2016	Value	Value	Borrowing
	(in thousands)
General account	$244,742	$240,071	$102,075
Total	$244,742	$240,071	$102,075

Maximum Collateral Pledged

			Aggregate
	Fair	Carrying	Total
At December 31, 2017	Value	Value	Borrowing
	(in thousands)
General account	$287,417	$277,669	$102,075
Total	$287,417	$277,669	$102,075

			Aggregate
	Fair	Carrying	Total
At December 31, 2016	Value	Value	Borrowing
	(in thousands)
General account	$244,742	$240,071	$102,075
Total	$244,742	$240,071	$102,075

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

I. FHLB Agreements (continued)

Borrowing from FHLB

				Funding
				Agreement
	General	Separate		Reserves
At December 31, 2017	Account	Account	Total	Established
	(in thousands)
Debt	$—	$—	$—	$—
Funding agreements	102,075	—	102,075	102,075
Other	—	—	—	—
Aggregate total	$102,075	$—	$102,075	$102,075

				Funding
				Agreement
	General	Separate		Reserves
At December 31, 2016	Account	Account	Total	Established
	(in thousands)
Debt	$—	$—	$—	$—
Funding agreements	102,075	—	102,075	102,075
Other	—	—	—	—
Aggregate total	$102,075	$—	$102,075	$102,075

Maximum Amount Borrowed During Reporting Period

	General	Separate
At December 31, 2017	Account	Account	Total
	(in thousands)
Debt	$—	$—	$—
Funding agreements	102,075	—	102,075
Other	—	—	—
Aggregate total	$102,075	$—	$102,075

The Company has no prepayment obligations under the funding arrangements with the FHLB.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

J. Business Risks, Commitments and Contingencies

Business Risks

As of December 31, 2017 and 2016, the Company held $92.8 million and $92.4 million, respectively, of commercial mortgage-backed securities (“CMBS”). The fair value of the Company’s CMBS was $94.4 million and $94.5 million at December 31, 2017 and December 31, 2016, respectively. The Company had other-than-temporary impairments related to CMBS investments of $0.006 million and $1.8 million as of December 31, 2017 and 2016, respectively. It is unclear how long it will take for a return to normal market conditions. The extent and duration of any future market or sector decline is unknown, as is the potential impact of such a decline on the Company’s investment portfolio.

The Company routinely executes transactions with counterparties in the financial services industry, including brokers and dealers, commercial banks, investment banks and other financial institutions. Many of these transactions expose the Company to credit risk in the event of default of the respective counterparties. In addition, the underlying collateral supporting the Company’s structured securities, including CMBS, may deteriorate or default causing these structured securities to incur losses.

The Company may hedge various business risks using over-the-counter derivative instruments to a pre-approved number of counterparties. While the Company carefully monitors counterparty exposures and holds collateral to limit such risk, if counterparties fail or refuse to honor their obligations, the hedges of the related risk will be ineffective. Such failure could have a material adverse effect on the Company’s results of operations and financial condition. At December 31, 2017, the Company’s over-the-counter notional exposure to derivative counterparties totaled $622.7 million with a combined market value of $48.6 million owed to the Company by these derivative counterparties. To mitigate this risk, the Company requires that counterparties post collateral when exposure exceeds certain thresholds. As of December 31, 2017, the net exposure with any individual counterparty related to the Company’s derivative positions did not exceed $6.6 million. For more information on derivatives see Note O - Derivative Financial Instruments.

The Company also is subject to the risk that the issuers of, or other obligors of, securities owned by the Company may default on payments with respect to such securities. The Company’s investment portfolio includes investment securities in the financial services sector and other sectors that have recently experienced defaults, and in the prevailing climate of economic uncertainty and volatility, the credit quality of many issuers has been adversely affected, which has increased the risk of default on such securities. Further defaults could have a material adverse effect on the Company’s results of operations or financial condition.

In addition, potential action by governments and regulatory bodies in response to the financial crisis affecting the global banking system and financial markets, such as investment, nationalization and other intervention, could negatively impact these instruments, securities, transactions and investments. There can be no assurance that any such losses or impairments to the carrying value of these assets would not materially and adversely affect the Company’s results of operations or financial condition.

U.S. long-term interest rates remain at relatively low levels by historical standards. Periods of low or declining interest rates have the potential to negatively affect the Company’s profitability in the following principal ways:

•	Low or declining interest rates tend to decrease the yield the Company earns on its portfolios of fixed income investments. This could in turn compress the spreads the Company earns on products, such as universal life and certain annuities, on which it is contractually obligated to pay customers a fixed minimum rate of interest. Should new money interest rates be sufficiently below guaranteed minimum rates for a long enough period, the Company may be required to pay policyholders or annuity owners at a higher rate than the rate of return it earns on the portfolio of investments supporting those products.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

J. Business Risks, Commitments and Contingencies (continued)

•	In periods of low and declining interest rates, the Company generally must invest the proceeds from the maturity, redemption or sale of fixed income securities from its portfolio at a lower rate of interest than the rate it had been receiving on those securities. A low interest rate environment may also be likely to cause redemptions and prepayments to increase. In addition, in periods of low and declining interest rates, it may be difficult to identify and acquire suitable investments for proceeds from new product sales or proceeds from the maturity, redemption or sale of fixed income securities from the Company’s portfolios, which could further decrease the yield it earns on its portfolio or cause the Company to reduce the sales of some products.

The success of the Company’s investment strategy and hedging arrangements will also be affected by general economic conditions. These conditions may cause volatile interest rates and equity markets, which in turn could increase the cost of hedging. Volatility or illiquidity in the markets could significantly and negatively affect the Company’s ability to appropriately execute its hedging strategies.

The Company’s reserves for future policy benefits and claims may prove to be inadequate. The Company establishes and carries, as a liability, reserves based on estimates of the amount that will be needed to pay for future benefits and claims. For the Company’s life insurance and annuity products, these reserves are calculated based on many assumptions and estimates, including estimated premiums that will be received over the assumed life of the policy, the timing of the event covered by the insurance policy, the lapse rate of the policies, the amount of benefits or claims to be paid and the investment returns on the assets purchased with the premiums received. The assumptions and estimates used in connection with establishing and carrying reserves are inherently uncertain. Accordingly, it cannot be determined with precision the ultimate amounts that will be paid or the timing of payment of, actual benefits and claims or whether the assets supporting the policy liabilities will grow to the level assumed prior to payment of benefits or claims.

If actual experience is different from assumptions or estimates, the reserves may prove to be inadequate in relation to the estimated future benefits and claims. As a result, the Company would incur a charge to earnings in the period in which reserves are increased.

The Company sets prices for many of its insurance and annuity products based upon expected claims and payment patterns, using assumptions for mortality, persistency (how long a contract stays in force) and interest rates. In addition to the potential effect of natural or man-made disasters, significant changes in mortality could emerge gradually over time, due to changes in the natural environment, the health habits of the insured population, effectiveness of treatment for disease or disability or other factors.

In addition, the Company could fail to accurately anticipate changes in other pricing assumptions, including changes in interest and inflation rates. Significant negative deviations in actual experience from the Company’s pricing assumptions could have a material adverse effect on the profitability of its products. The Company’s earnings are significantly influenced by the claims paid under its insurance contracts and will vary from period to period depending upon the amount of claims incurred. There is only limited predictability of claims experience within any given month or year. The Company’s future experience may not match the respective pricing assumptions or past results. As a result, the Company’s summary of operations could be materially adversely affected.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations, or in interpretations thereof, that are made for the benefit of the consumer sometimes lead to additional expense for the insurer and, thus, could have a material adverse effect on our financial condition and results of operations.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

J. Business Risks, Commitments and Contingencies (continued)

Federal legislation and administrative policies can significantly and adversely affect insurance companies, including policies regarding financial services regulation, securities regulation, derivatives regulation, pension regulation, health care regulation, privacy, tort reform legislation and taxation. In addition, various forms of direct and indirect federal regulation of insurance have been proposed from time to time, including proposals for the establishment of an optional federal charter for insurance companies.

In April 2016, the Department of Labor (“DOL”) released a final regulation redefining who is a “Fiduciary,” as well as new class exemptions from the prohibited transaction provisions, (collectively, the “Rule”) under the Employee Retirement Income Security Act (“ERISA”). Under the revised Fiduciary definition, virtually all registered representatives providing advice to an ERISA governed plan, a plan fiduciary, plan participant or Individual Retirement Account (“IRA”) investor will be considered a Fiduciary on the regulation’s applicability date, April 10, 2017. Typical brokerage commissions for securities products would result in Prohibited Transactions for Fiduciaries, requiring the use of a new Prohibited Transaction Exemption, known as the Best Interest Contract Exemption (“BICE”). The definition of the term “Fiduciary” is currently under review by the DOL, with a potential outcome that could rescind or revise the current rule as well as change the applicability date. Additionally, on March 15, 2018, the United States Court of Appeals for the Fifth Circuity issued its opinion in the case of Chamber of Commerce, et. al., v. United States Department of Labor, Case No. 17-10238, that vacates the Rule, including the revised definition of “Fiduciary,” in its entirety. The DOL’s appellate rights are not yet exhausted. The Company will monitor the DOL study once it is undertaken by the DOL, and adapt to any resulting changes in the regulation.

Commitments and Contingencies

The Company is subject, in the ordinary course of business, to claims, litigation, arbitration proceedings and governmental examinations. Although the Company is not aware of any actions, proceedings or allegations that reasonably should give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of any particular matter cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial condition.

The Company anticipates additional capital investments of $49.6 million into existing limited partnerships due to funding commitments.

The Company participates in the guaranty association of each state in which it conducts business. The amount of any assessment is based on various rates, established by members of the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”). At December 31, 2017, the Company had accrued assessment charges of $0.9 million with expected payment over the next ten years. The Company has also recorded a related asset of $1.4 million for premium tax credits, which are expected to be realized through 2027.

The Company currently leases rights to the use of certain data processing hardware from NTT Data, Boston, Massachusetts. This agreement was extended through January 31, 2025. The following is a schedule of future minimum lease payments as of December 31, 2017:

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

J. Business Risks, Commitments and Contingencies (continued)

Operating
Year	Leases
(in thousands)
2018	$5,500
2019	5,500
2020	5,500
2021	5,500
2022	5,500
Thereafter	11,458
Total minimum lease payments	$38,958

The Company also has a services contract with NTT Data. In total, the Company paid $15.4 million and $13.4 million in 2017 and 2016, respectively.

Additionally, the Company has a multi-year contract for information systems application and infrastructure services from NTT Data. The contract expires January 1, 2020. Expense paid under the contract with NTT was $26.9 million and $29.6 million in 2017 and 2016, respectively. The expense paid includes a base amount and variable expenses related to project work performed during the year.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

K. Closed Block

The Closed Block was established on January 1, 1999 as part of the conversion to a mutual holding company corporate structure. The Closed Block was initially funded on January 1, 1999 with cash and securities totaling $2.2 billion. As described in Note D - Reinsurance, the Company entered into a reinsurance transaction with Catamount to reinsure the Closed Block policies. Assets, liabilities, and results of operations of the Closed Block are presented in their normal categories on the statements of admitted assets, liabilities and surplus, and on the statements of income and capital and surplus.

At December 31, 2017 and 2016, Closed Block liabilities exceeded Closed Block assets and no additional dividend obligation was required.

	For the Year Ended December 31,
Income Statement Data	2017	2016	2015
	(in thousands)
Revenues:
Premiums and considerations	$95,816	$103,404	$116,130
Net investment income	128,110	139,426	147,944
Total revenues	223,926	242,830	264,074

Benefits and Expenses:
Change in reserves	(90,127)	(142,140)	(60,190)
Policy benefits	244,665	312,436	249,074
Operating expenses	3,114	3,311	3,516
Commissions	995	1,049	1,177
Other expenses	1,281	1,192	1,710
Total benefits and expenses	159,928	175,848	195,287

Dividends to policyholders	(46,433)	(51,996)	(62,187)
Income tax benefit (expense)	2,223	(1,438)	2,246
Net realized capital gains (losses)	(831)	3,526	(482)

Net income	$18,957	$17,074	$8,364

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

L. Annuity Reserves, Supplementary Contracts and Other Deposit Fund Liabilities

At December 31, 2017, the Company’s annuity reserves and other deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

		Separate
	General	Account
	Account	Nonguaranteed	Total	Percent
	(dollars in thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$13,732	$—	$13,732	0.9%
At book value less current surrender charge of 5% or more	150,957	10,549	161,506	10.9%
Total with adjustment or at market value	164,689	10,549	175,238	11.8%

Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	627,327	168,876	796,203	53.9%
Not subject to discretionary withdrawal	181,686	326,452	508,138	34.3%
Total annuity reserves and deposit fund liabilities (before reinsurance)	973,702	505,877	1,479,579	100.0%

Less reinsurance ceded	—	—	—	—%
Net annuity reserves and deposit fund liabilities	$973,702	$505,877	$1,479,579	100.0%

M. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2017, were as follows:

		Net of
	Gross	Loading
	(in thousands)
Ordinary new business	$5,466	$2,335
Ordinary renewal	38,655	34,889
Total	$44,121	$37,224

N. Separate Accounts

Separate and variable accounts held by the Company represent funds held in connection with certain variable annuity, variable universal life, and Company sponsored benefit plans. All separate account assets are carried at fair value. The Company participates in certain separate accounts.

As of December 31, 2017 and 2016 the Company’s separate account assets included legally insulated assets of $823.5 million and $733.1 million, respectively. Separate account assets not legally insulated, which represent seed money, totaled $8.5 million and $6.9 million as of December 31, 2017 and 2016, respectively.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

N. Separate Accounts (continued)

The seed money is invested pursuant to general account directives.

	2017	2016
	(in thousands)
Separate account premiums and considerations	$23,562	$24,265
Reserves for accounts with assets at fair value	814,933	732,028

The withdrawal characteristics of separate accounts at December 31 were as follows:

	2017	2016
	(in thousands)
Subject to discretionary withdrawal without adjustment:
At book value (which equals fair value) less surrender charge of 5% or more	$23,093	$28,526

Subject to discretionary withdrawal without adjustment:
At book value (which equals fair value) less surrender charge of less than 5%	465,387	419,965

Not subject to discretionary withdrawal	326,453	283,537
Total reserves	$814,933	$732,028

A reconciliation of net transfers to (from) separate accounts during the years ended December 31, was as follows:

	2017	2016	2015
	(in thousands)
Net transfers to (from) separate accounts	$(20,215)	$(17,564)	$(27,251)
Reconciling items	386	238	420
Total	$(19,829)	$(17,326)	$(26,831)

As of December 31, 2017, the general account had a maximum guarantee for separate account liabilities of $2.1 million. Amounts paid by the general account related to separate account guarantees during the past five years are as follows:

As of December 31,	Amount
2017	$239
2016	3,725
2015	72,356
2014	89
2013	127,084

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

N. Separate Accounts (continued)

To compensate the general account for the risk taken, the separate account has paid risk charges for the past five years as follows:

As of December 31,	Amount
2017	$89,072
2016	48,001
2015	57,215
2014	59,021
2013	63,295

O. Derivative Financial Instruments

The Company may purchase and sell various derivative instruments, including equity options, interest rate swaps, swaptions, forwards and futures based on the Standard & Poor’s (“S&P 500”), Russell 2000 and the MSCI Emerging Markets indices in order to hedge its obligation with respect to indexed products. These derivative instruments generally cost 5% or less of the indexed liabilities at the time they are purchased, are authorized under state law, and are purchased from counterparties which conform to the Company’s policies and guidelines regarding derivative instruments. The standard option position involves contracts with durations of one year or less and, except for dynamic portfolio balancing (which is limited), are held to expiration. Exposure to market risk is reduced by the nature of the crediting strategy, which does not credit interest when the indices are below a certain level. If the related index decreases, options purchased expire worthless, and any future contracts will be settled at a loss.

These instruments are marked to market daily and may produce exposure in excess of internal counterparty limits established by the Company’s investment policy. The Company requires the counterparties to post collateral on its behalf to correct any overage stemming from either trading activity or market movements. The Company receives cash, cash equivalents and securities as collateral for any excess exposure and records the collateral received as a liability.

Investments in these types of instruments generally involve the following types of risk: in the case of over-the-counter options, there are no guarantees that markets will exist for these investments if the Company desired to close out a position; exchanges may impose trading limits which may inhibit the Company’s ability to close out positions in exchange-listed instruments; and, if the Company has an open position with a dealer that becomes insolvent, the Company may experience a loss. The Company analyzes its position in derivative instruments relative to its annuity and insurance requirements each market day.

Cash may be required, depending on market movement, when (1) buying an option or (2) closing an option or futures position. Counterparties may make a single net payment at expiration. Initial acquisition of instruments and subsequent balancing are performed solely for the purpose of hedging liabilities presented by indexed products.

The Company purchases options only from highly rated counterparties. However, in the event the counterparty failed to perform, the Company’s loss would be equal to the fair value of the net options, less any collateral held from that counterparty. The Company is required, in certain instances, to post collateral in order to purchase option, futures, or swap contracts. The amount of collateral that may be required for future or swap trading is determined by the exchange on which it is traded. The amount of collateral that is required for option trading is dependent on the counterparty. Most counterparties do not require collateral.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

O. Derivative Financial Instruments (continued)

As part of managing interest rate risk in its funding agreement business, the Company also enters into interest rate swaps. These swaps are primarily pay-fixed for receive-floating interest rate swaps designed to mitigate the interest rate risk in the assets used to back the funding agreements.

The face or contract amount of futures, options purchased, options written, swaptions purchased, and interest rate swaps (original amount for futures, notional amounts for options and swaps) at December 31 were as follows:

	2017	2016
	(in thousands)
Options purchased	$634,990	$524,890
Swaptions purchased	500,000	500,000
Interest rate swaps	72,350	72,350
Options written	587,740	482,620
Futures purchased	3,078	1,881

The carrying value of options and futures, and interest rate swaps at December 31 were as follows:

			Primary Underlying
	2017	2016	Risk Exposure
	(in thousands)
Options purchased	$68,599	$49,591	Equity market
Swaptions purchased	357	1,256	Interest rates
Interest rate swaps	401	716	Interest rates
Options written	(20,906)	(16,302)	Equity market
Futures purchased	108	106	Equity market
Net carrying value	$48,559	$35,367

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2017 and December 31, 2016

P. Fair Value of Financial Instruments

The carrying values and fair values of financial instruments at December 31 were as follows:

	2017		2016
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(in thousands)
Bonds	$5,374,599	$5,767,222	$5,285,283	$5,536,784
Preferred stocks	11,000	11,035	11,000	11,049
Mortgage loans	513,486	521,613	556,144	566,169
Policy loans	527,395	631,402	526,657	628,740
Investment product liabilities	706,119	687,022	717,565	698,146

Fair value for bonds and preferred stocks are based on published prices by the Securities Valuations Office (“SVO”) of the NAIC, if available. In the absence of SVO published prices, or when amortized cost is used by the SVO, quoted market prices by other third party organizations, if available, are used to calculate fair value. If neither SVO published prices nor quoted market prices are available, management estimates the fair value based on the quoted market prices of securities with similar characteristics or on industry recognized valuation techniques.

Mortgage loan fair values are determined using the average of discounted cash flows for the portfolio using current market rates and average durations.

For variable rate policy loans the unpaid balance approximates fair value. Fixed rate policy loan fair values are estimated based on discounted cash flows using the current variable policy loan rate (including appropriate provisions for mortality and repayments).

Investment product liabilities include flexible premium annuities, single premium deferred annuities, and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

Q. Reconciliation to Statutory Annual Statements

There are no adjustments to net income (loss) or capital and surplus as filed.

NATIONAL VARIABLE ANNUITY ACCOUNT II

A Separate Account of National Life Insurance Company

FINANCIAL STATEMENTS

December 31, 2017

NATIONAL VARIABLE ANNUITY ACCOUNT II
Index
December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Life Insurance Company

and Policyholders of National Variable Annuity Account II:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets, of Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Small Cap Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy, AllianceBernstein VPS Growth, AllianceBernstein International Growth, AllianceBernstein VPS International Value, AllianceBernstein VPS International Value Portfolio, AllianceBernstein Real Estate Investment, AllianceBernstein Small Mid Cap Portfolio, AllianceBernstein VPS Small/Mid Cap Value, AllianceBernstein VPS Value, ACVP Income & Growth, ACVP Inflation Protection, ACVP International, ACVP Ultra, ACVP Value, ACVP Capital Appreciation, ACVP Growth, ACVP Large Company, ACVP Ultra II, ACVP Value, American Funds Asset Allocation, American Funds Global Bond, American Funds Growth-Income, American Fund Global Growth & Income, American Fund Global Small Capitalization Fund, American Fund High-Income Bond, American Fund New World, Blackrock Equity Dividend V.I. Fund, Blackrock iShares Alternative Strategies V.I. Fund, Blackrock iShares Dynamic Fixed Income V.I. Fund, Blackrock iShares Equity Appreciation V.I. Fund, Blackrock Global Allocation, Blackrock Government Money Market V.I. Fund, Blackrock Value Opportunities V.I. Fund, Deutsche CROCI® U.S. VIP Fund, Deutsche Investments VIT Small Cap Index VIP, Deutsche Variable Series II Small Mid Cap Value VIP, Dreyfus Appreciation Fund, Dreyfus Opportunistic Small Cap Fund, Dreyfus Quality Bond Fund, Dreyfus Sustainable U.S. Equity Portfolio, Inc., FVIPF Equity Income, FVIPF Growth, FVIPF High Income, FVIPF Overseas, FVIPF II Contrafund, FVIPF Contrafund, FVIPF Disciplined Small Cap, FVIPF Dynamic Capital Appreciation, FVIPF Freedom Income, FVIPF Growth Opportunities, FVIPF Index 500, FVIPF Mid Cap, FVIPF II Index 500, FVIPF III Mid Cap, FVIPF III Value Strategies, FVIPF V Investment Grade Bond, FVIPF V Money Market, FVIPF Real Estate, Franklin Templeton Developing Market, Franklin Templeton Foreign VIP, Franklin Templeton Global Real Estate VIP, Franklin Templeton Mutual Global Discovery Securities, Franklin Templeton Global Bond, Franklin Templeton High Income VIP, Franklin Templeton Mutual Global Discovery, Franklin Templeton Mutual Shares VIP, Franklin Templeton Rising Dividends, Franklin Templeton Small Cap Value Securities Fund, Franklin Templeton Small-Midcap Growth Securities Fund, Franklin Templeton Small-Midcap Growth Fund, Franklin Templeton US Government, Goldman Sachs Capital Equity Insight, Goldman Sachs Equity Index, Goldman Sachs VIT Growth Opportunities Fund, Goldman Sachs High Quality Float, Invesco Diversified Dividend Fund, Invesco Equity & Income Fund, Invesco V.I Global Health Care Fund, Invesco Global Real Estate, Invesco V.I. Government Securities Fund, Invesco High Yield Fund, Invesco International Growth Fund, Invesco V.I. Mid Cap Growth Fund, Invesco V.I Technology Fund, JP Morgan Insurance Trust Small Cap Core, Neuberger Berman Mid Cap Growth, Neuberger Berman Large Cap Value, Neuberger Berman Short Duration Bond, Neuberger Berman Mid Cap Growth Class S, Neuberger Berman Socially Responsive, Oppenheimer Conservative Balanced Fund/VA, Oppenheimer Main Street Small Cap/VA, Oppenheimer Global Strategic Income/VA, SVPT Balanced, SVPT Bond, SVPT Common Stock, SVPT Small Company, T Rowe Price Blue Chip Growth, T Rowe Price Equity Income, T Rowe Price Health Sciences, T Rowe Price Mid Cap Growth, T Rowe Price Personal Strategies Balanced, Touchstone Balanced, Touchstone Bond, Touchstone Common Stock, Touchstone Small Company, Van Eck VIP Trust Unconstrained Emerging Markets Bond, Van Eck VIP Trust Emerging Markets, Van Eck VIP Emerging

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210

T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

Markets Fund, Van Eck VIP Trust Global Hard Assets Portfolio, Van Eck VIP Trust Global Hard Assets Fund, Van Eck VIP Long/Short Equity Index Fund, Wells Fargo Variable Trust Discovery, and Wells Fargo Variable Trust Opportunity constituting the National Variable Annuity Account II (a Separate Account of National Life Insurance Company, the "Sponsor Company") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts at December 31, 2017, and the results of each of their operations for the period then ended, and the changes in each of their net assets for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Sponsor Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the sub-accounts' advisors. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 27, 2018

We have served as the auditor of one or more sub-accounts in National Variable Annuity Account II since 1997.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2017

		Sentinel Advantage		Sentinel Advantage 5
Total assets and net assets:		Product		Product
Investments in shares of mutual fund portfolios at market		Accumulation	Unit	Accumulation	Unit
value: (contractholder accumulation units and unit value)		Units	Value	Units	Value

Alger American Capital Appreciation Fund	$2,400,283	85,760.22	$27.99	—	$—
Alger American Large Cap Growth Fund	$8,786,666	283,067.07	$31.04	—	$—
Alger American Small Cap Growth Fund	$1,288,672	47,820.00	$26.95	—	$—
AllianceBernstein Balanced Wealth Strategy Fund	$30,339	—	$—	2,623.08	$11.57
AllianceBernstein VPS Growth Fund	$7,994	—	$—	596.35	$13.40
AllianceBernstein VPS International Growth Fund	$334,001	16,708.13	$19.99	—	$—
AllianceBernstein VPS International Value Fund	$2,483,790	139,476.31	$17.81	—	$—
AllianceBernstein VPS International Value Portfolio	$1,569	—	$—	127.74	$12.28
AllianceBernstein VPS Real Estate Investment Fund	$105,128	—	$—	9,913.17	$10.60
AllianceBernstein VPS Small Midcap Value Fund	$89,162	—	$—	6,860.82	$13.00
AllianceBernstein VPS Small/Mid Cap Value Fund	$1,948,704	51,456.61	$37.87	—	$—
AllianceBernstein VPS Value Fund	$42,215	1,712.12	$24.66	—	$—
American Century VP Income & Growth Portfolio	$2,251,002	93,220.08	$24.15	—	$—
American Century VP Inflation Protection Portfolio	$1,319,134	94,196.55	$14.00	—	$—
American Century VP International Portfolio	$3,823,521	188,553.32	$20.28	—	$—
American Century VP Ultra Portfolio	$67,640	2,708.10	$24.98	—	$—
American Century VP Value Portfolio	$3,146,951	90,566.09	$34.75	—	$—
American Century VP Capital Appreciation Fund	$10,422	—	$—	843.28	$12.36
American Century VP Growth	$266,096	—	$—	19,901.06	$13.37
American Century VP Large Company	$14,018	—	$—	1,162.97	$12.05
American Century VP Ultra II	$262,791	—	$—	19,368.81	$13.57
American Century VP Value	$64,821	—	$—	5,392.74	$12.02
American Funds AFIS Asset Allocation Fund	$76,330	—	$—	6,337.03	$12.05
American Funds AFIS Global Bond Fund	$97,286	—	$—	9,744.19	$9.98
American Funds AFIS Growth-Income Fund	$84,268	—	$—	6,505.37	$12.95
American Funds AFIS Global Growth & Income Fund	$70,771	—	$—	5,430.22	$13.03
American Funds AFIS Global Small Capitalization Fund	$14,569	—	$—	1,142.15	$12.76
American Funds AFIS High-Income Bond Fund	$18,454	—	$—	1,612.46	$11.44
American Funds AFIS New World Fund	$31,731	—	$—	2,420.96	$13.11
Blackrock Equity Dividend V.I. Fund	$288,519	—	$—	22,562.26	$12.79
Blackrock iShares Alternative Strategies V.I. Fund	$41,797	—	$—	3,837.52	$10.89
Blackrock iShares Dynamic Fixed Income V.I.	$581	—	$—	57.50	$10.10
Blackrock iShares Equity Appreciation V.I.	$7,246	—	$—	571.06	$12.69
Blackrock Global Allocation	$23,463	—	$—	2,051.48	$11.44
Blackrock Government Money Market V.I. Fund	$302,152	—	$—	30,691.64	$9.84
Blackrock Value Opportunities V.I. Fund	$4,524	—	$—	350.66	$12.90
Deutsche CROCI® U.S. VIP (1)	$234,969	15,626.16	$15.04	—	$—
Deutsche Small Cap Index Fund	$99,614	3,133.00	$31.79	—	$—
Deutsche Small Mid Cap Value Portfolio	$1,444,991	52,133.21	$27.72	—	$—
Dreyfus VIF Appreciation Portfolio	$399,591	16,954.25	$23.57	—	$—

(1)	In 2017, the Deutsche Large Cap Value VIP was renamed Deutsche CROCI ® U.S. VIP.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2017

		Sentinel Advantage		Sentinel Advantage 5
Total assets and net assets:		Product		Product
Investments in shares of mutual fund portfolios at market		Accumulation	Unit	Accumulation	Unit
value: (contractholder accumulation units and unit value)		Units	Value	Units	Value

Dreyfus VIF Opportunistic Small Cap Portfolio	$407,373	19,903.32	$20.47	—	$—
Dreyfus VIF Quality Bond Portfolio	$1,421,086	100,454.58	$14.15	—	$—
Dreyfus VIF Sustainable U.S. Equity Portfolio, Inc. (2)	$263,720	17,413.30	$15.14	—	$—
Fidelity VIP Equity Income Portfolio	$5,225,020	183,949.59	$28.40	—	$—
Fidelity VIP Growth Portfolio	$5,585,361	166,043.47	$33.64	—	$—
Fidelity VIP High Income Portfolio	$2,824,587	155,334.35	$18.18	—	$—
Fidelity VIP Overseas Portfolio	$3,164,828	162,997.72	$19.42	—	$—
Fidelity VIP Contrafund II Portfolio	$7,939,151	173,336.64	$45.80	—	$—
Fidelity VIP Contrafund	$171,952	—	$—	13,518.03	$12.72
Fidelity VIP Disciplined Small Cap Fund	$418,250	—	$—	32,791.81	$12.75
Fidelity VIP Dynamic Capital Appreciation Fund	$454,739	—	$—	36,291.06	$12.53
Fidelity VIP Freedom Income	$3,051	—	$—	282.83	$10.79
Fidelity VIP Growth Opportunities Fund	$29,244	—	$—	2,149.99	$13.60
Fidelity VIP Index 500	$418,609	—	$—	32,386.72	$12.93
Fidelity VIP Midcap	$385,302	—	$—	29,729.19	$12.96
Fidelity VIP Index 500 II Portfolio	$11,592,936	359,404.50	$32.26	—	$—
Fidelity VIP Mid Cap Portfolio	$3,640,049	106,237.78	$34.26	—	$—
Fidelity VIP Value Strategies Portfolio	$252,091	6,578.40	$38.32	—	$—
Fidelity VIP Investment Grade Bond Portfolio	$4,701,065	258,328.30	$18.20	—	$—
Fidelity VIP Money Market Portfolio	$6,212,646	554,391.41	$11.21	—	$—
Fidelity VIP Real Estate Portfolio	$70,690	—	$—	6,886.99	$10.26
Franklin Templeton Developing Market	$44,419	—	$—	2,922.65	$15.20
Franklin Templeton Foreign VIP	$1,643,838	92,434.57	$17.78	—	$—
Franklin Templeton Global Real Estate VIP	$867,814	53,933.42	$16.09	—	$—
Franklin Templeton Global Discovery VIP	$933,675	42,783.40	$21.82	—	$—
Franklin Templeton Global Bond	$34,314	—	$—	3,298.64	$10.40
Franklin Templeton High Income VIP Fund (3)	$—	—	$—	—	$—
Franklin Templeton Mutual Global Discovery VIP	$37,905	—	$—	3,201.28	$11.84
Franklin Templeton Mutual Shares VIP	$913,515	45,035.91	$20.28	—	$—
Franklin Templeton Rising Dividends	$64,099	—	$—	5,028.86	$12.75
Franklin Templeton Small Cap Value VIP	$407,267	14,169.43	$28.74	—	$—
Franklin Templeton Small-Midcap Growth VIP	$360,257	15,317.64	$23.52	—	$—
Franklin Templeton Small-Midcap Growth VIP Fund	$50,025	—	$—	4,018.81	$12.45
Franklin Templeton US Government VIP	$729,788	65,462.38	$11.15	—	$—
Goldman Sachs Capital Equity Insight	$5,138	—	$—	392.07	$13.10
Goldman Sachs Equity Index	$261,750	—	$—	20,287.19	$12.90
Goldman Sachs Growth Opportunities Fund	$18,749	—	$—	1,506.25	$12.45
Goldman Sachs High Quality Float	$12,569	—	$—	1,255.04	$10.01
Invesco V.I. Diversified Dividend Fund	$31,603	—	$—	2,798.58	$11.29
Invesco V.I. Equity & Income Fund	$121,440	—	$—	9,950.62	$12.20

(2)	In 2017, the Dreyfus Socially Responsible Growth Fund was renamed Dreyfus Sustainable US Equity Portfolio, Inc.
(3)	During 2017, the Franklin Templeton High Income VIP Fund was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2017

		Sentinel Advantage		Sentinel Advantage 5
Total assets and net assets:		Product		Product
Investments in shares of mutual fund portfolios at market		Accumulation	Unit	Accumulation	Unit
value: (contractholder accumulation units and unit value)		Units	Value	Units	Value

Invesco V.I. Global Health Care Fund	$1,558,566	75,306.55	$20.70	—	$—
Invesco V.I. Global Real Estate	$2,257	—	$—	211.09	$10.69
Invesco V.I. Government Securities Fund	$11,155	—	$—	1,133.48	$9.84
Invesco V.I. High Yield Fund	$1,690	—	$—	154.37	$10.95
Invesco V.I. International Growth Fund	$11,146	—	$—	956.03	$11.66
Invesco V.I. Mid Cap Growth Fund	$619,472	36,711.83	$16.87	—	$—
Invesco V.I. Technology Fund	$948,286	100,602.99	$9.43	—	$—
JP Morgan Insurance Trust Small Cap Core Portfolio	$725,339	21,392.01	$33.91	—	$—
Neuberger Berman Trust Mid Cap Growth Portfolio	$822,003	26,062.58	$31.54	—	$—
Neuberger Berman Trust Large Cap Value Portfolio	$1,174,621	49,670.90	$23.65	—	$—
Neuberger Berman Trust Short Duration Bond Portfolio	$3,985,940	385,517.59	$10.34	—	$—
Neuberger Berman Trust Mid Cap Growth Class S	$460,812	38,122.62	$12.09	—	$—
Neuberger Berman Trust Socially Responsive Portfolio	$98,309	3,276.36	$30.01	—	$—
Oppenheimer Conservative Balanced Fund / VA	$261,017	13,608.77	$19.18	—	$—
Oppenheimer Main Street Small Cap Fund / VA	$198,793	5,502.58	$36.13	—	$—
Oppenheimer Global Strategic Income Fund / VA	$1,131,679	70,233.48	$16.11	—	$—
Sentinel Variable Products Trust Balanced Fund (4)	$—	—	$—	—	$—
Sentinel Variable Products Trust Bond Fund (4)	$—	—	$—	—	$—
Sentinel Variable Products Trust Common Stock Fund (4)	$—	—	$—	—	$—
Sentinel Variable Products Trust Small Company Fund (4)	$—	—	$—	—	$—
T Rowe Price Equity Series Blue Chip Growth Portfolio	$2,827,972	78,410.11	$30.58	30,694.14	$14.03
T Rowe Price Equity Series Equity Income Portfolio	$4,708,351	206,909.60	$22.26	8,061.23	$12.72
T Rowe Price Equity Series Health Sciences Portfolio	$2,239,651	42,426.53	$48.90	13,328.46	$12.37
T Rowe Price Equity Series Mid Cap Growth II	$25,877	—	$—	2,020.60	$12.81
T Rowe Price Equity Series Personal Strategy Balanced	$449,451	18,490.47	$24.31	—	$—
Touchstone Balanced (4)	$10,286,899	316,077.95	$26.58	161,270.64	$11.69
Touchstone Bond (4)	$8,209,603	397,174.94	$19.96	27,892.90	$10.05
Touchstone Common Stock (4)	$17,211,018	455,852.24	$35.86	67,088.14	$12.85
Touchstone Small Company (4)	$18,868,691	266,534.06	$69.98	16,031.83	$13.53
Van Eck VIP Trust Unconstrained Emerging Markets Bond	$1,397,186	120,310.17	$11.61	—	$—
Van Eck VIP Trust Emerging Markets Portfolio	$1,899,529	54,202.48	$35.05	—	$—
Van Eck VIP Emerging Markets Fund	$22,795	—	$—	1,551.98	$14.69
Van Eck VIP Trust Global Hard Assets Portfolio	$1,464,257	113,005.89	$12.96	—	$—
Van Eck VIP Global Hard Assets Fund	$177,945	—	$—	16,514.39	$10.78
Van Eck VIP Long/Short Equity Index Fund (5)	$—	—	$—	—	$—
Wells Fargo VT Discovery Fund	$2,573,646	55,211.20	$46.61	—	$—
Wells Fargo VT Opportunity Fund	$2,343,162	51,025.46	$45.92	—	$—

(4)	On October 27, 2017 the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds.
(5)	During 2017, the Van Eck VIP Long/Short Equity Index Fund was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

				Alliance Bernstein
	Alger American Fund			Variable Products
	Capital	Large Cap	Small Cap	Balanced
	Appreciation	Growth	Growth	Wealth Strategy	Growth
Investment income:
Dividend income	$3,726	$—	$—	$70	$—

Expenses:
Mortality and expense risk and administrative charges	32,641	119,308	17,538	158	99

Net investment (loss) gain	(28,915)	(119,308)	(17,538)	(88)	(99)

Realized and unrealized gain (loss) on investments
Capital gains distributions	144,880	786,028	—	32	374

Net realized gain (loss) from shares sold	172,413	481,575	(108,119)	13	14

Net unrealized appreciation (depreciation) on investments	307,090	860,297	427,677	1,603	1,663

Net realized and unrealized gain (loss) on investments	624,383	2,127,900	319,558	1,648	2,051

Increase (decrease) in net assets resulting from operations	$595,468	$2,008,592	$302,020	$1,560	$1,952

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Alliance Bernstein Variable Products
	International	International	International	Real Estate	Small/Mid Cap
	Growth	Value	Value	Investment	Value
Investment income:
Dividend income	$3,720	$52,271	$29	$1,530	$176

Expenses:
Mortality and expense risk and administrative charges	4,415	34,288	9	1,151	838

Net investment (loss) gain	(695)	17,983	20	379	(662)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	5,209	3,578

Net realized gain (loss) from shares sold	19,458	129,153	—	(155)	147

Net unrealized appreciation (depreciation) on investments	70,869	378,692	48	(1,655)	6,134

Net realized and unrealized gain (loss) on investments	90,327	507,845	48	3,399	9,859

Increase (decrease) in net assets resulting from operations	$89,632	$525,828	$68	$3,778	$9,197

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Alliance Bernstein
	Variable Products		American Century Variable Products
	Small/Mid Cap	VPS	Income &	Inflation
	Value	Value	Growth	Protection	International
Investment income:
Dividend income	$8,360	$463	$50,113	$38,577	$34,756

Expenses:
Mortality and expense risk and administrative charges	25,652	491	29,243	18,943	52,474

Net investment (loss) gain	(17,292)	(28)	20,870	19,634	(17,718)

Realized and unrealized gain (loss) on investments
Capital gains distributions	89,909	—	48,951	—	—

Net realized gain (loss) from shares sold	63,090	968	58,144	(30,065)	301,488

Net unrealized appreciation (depreciation) on investments	72,239	3,389	237,362	43,413	689,749

Net realized and unrealized gain (loss) on investments	225,238	4,357	344,457	13,348	991,237

Increase (decrease) in net assets resulting from operations	$207,946	$4,329	$365,327	$32,982	$973,519

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	American Century Variable Products
			Capital		Large
	Ultra	Value	Appreciation	Growth	Company

Investment income:
Dividend income	$227	$55,777	$—	$—	$86

Expenses:
Mortality and expense risk and administrative charges	860	48,845	136	1,384	73

Net investment (loss) gain	(633)	6,932	(136)	(1,384)	13

Realized and unrealized gain (loss) on investments
Capital gains distributions	2,884	—	1,224	24,585	—

Net realized gain (loss) from shares sold	2,000	515,600	70	66	2

Net unrealized appreciation (depreciation) on investments	11,920	(305,381)	624	828	650

Net realized and unrealized gain (loss) on investments	16,804	210,219	1,918	25,479	652

Increase (decrease) in net assets resulting from operations	$16,171	$217,151	$1,782	$24,095	$665

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	American Century
	Variable Products		American Funds
			Asset	Global	Growth -
	Ultra	Value	Allocation	Bond	Income

Investment income:
Dividend income	$—	$897	$777	$354	$937

Expenses:
Mortality and expense risk and administrative charges	1,376	763	455	1,066	692

Net investment (loss) gain	(1,376)	134	322	(712)	245

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	1,007	474	2,613

Net realized gain (loss) from shares sold	61	95	156	(11)	226

Net unrealized appreciation (depreciation) on investments	22,107	3,129	2,682	3,353	6,240

Net realized and unrealized gain (loss) on investments	22,168	3,224	3,845	3,816	9,079

Increase (decrease) in net assets resulting from operations	$20,792	$3,358	$4,167	$3,104	$9,324

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	American Funds				Blackrock
	Global Growth	Global	High Income	New	Equity
	& Income	Small Cap	Bond	World	Dividend

Investment income:
Dividend income	$1,409	$31	$1,064	$226	$2,256

Expenses:
Mortality and expense risk and administrative charges	606	103	201	350	1,685

Net investment gain (loss)	803	(72)	863	(124)	571

Realized and unrealized gain (loss) on investments
Capital gains distributions	772	—	—	—	12,999

Net realized gain (loss) from shares sold	441	16	14	322	202

Net unrealized appreciation (depreciation) on investments	6,421	1,490	(273)	5,403	6,633

Net realized and unrealized gain (loss) on investments	7,634	1,506	(259)	5,725	19,834

Increase (decrease) in net assets resulting from operations	$8,437	$1,434	$604	$5,601	$20,405

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Blackrock
	iShares	iShares	iShares	Global	Government
	Alternative	Dynamic	Equity	Allocation	Money Market

Investment income:
Dividend income	$1,027	$11	$109	$268	$1,799

Expenses:
Mortality and expense risk and administrative charges	481	7	85	205	3,798

Net investment gain (loss)	546	4	24	63	(1,999)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	269	1

Net realized gain (loss) from shares sold	21	1	14	13	—

Net unrealized appreciation (depreciation) on investments	2,661	5	1,051	1,086	—

Net realized and unrealized gain (loss) on investments	2,682	6	1,065	1,368	1

Increase (decrease) in net assets resulting from operations	$3,228	$10	$1,089	$1,431	$(1,998)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

					Dreyfus Variable
	Blackrock	Deutsche Variable Series II			Investment Fund
	Value	CROCI®	Small	Small Mid Cap
	Opp V.I.	U.S. VIP (1)	Cap Index	Value	Appreciation

Investment income:
Dividend income	$41	$2,913	$970	$5,235	$5,368

Expenses:
Mortality and expense risk and administrative charges	53	3,430	1,371	20,152	5,673

Net investment (loss) gain	(12)	(517)	(401)	(14,917)	(305)

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,109	—	3,755	31,300	56,527

Net realized gain (loss) from shares sold	8	3,379	2,523	130,759	19,732

Net unrealized (depreciation) appreciation on investments	(583)	44,011	6,360	(26,345)	17,189

Net realized and unrealized gain (loss) on investments	534	47,390	12,638	135,714	93,448

Increase (decrease) in net assets resulting from operations	$522	$46,873	$12,237	$120,797	$93,143

(1)	In 2017, the Deutsche Large Cap Value VIP was renamed Deutsche CROCI ® U.S. VIP.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

				Fidelity Variable
	Dreyfus Variable Investment Fund			Insurance Product Funds
	Opportunistic	Quality	Sustainable	Equity
	Small Cap	Bond	U.S. Equity (2)	Income	Growth

Investment income:
Dividend income	$—	$31,551	$2,942	$87,788	$11,381

Expenses:
Mortality and expense risk and administrative charges	5,389	20,679	3,955	72,699	72,992

Net investment (loss) gain	(5,389)	10,872	(1,013)	15,089	(61,611)

Realized and unrealized gain (loss) on investments
Capital gains distributions	4,701	—	16,910	109,227	375,938

Net realized gain (loss) from shares sold	30,914	(10,596)	63,566	41,275	314,752

Net unrealized appreciation (depreciation) on investments	50,457	45,659	(37,991)	395,951	845,428

Net realized and unrealized gain (loss) on investments	86,072	35,063	42,485	546,453	1,536,118

Increase (decrease) in net assets resulting from operations	$80,683	$45,935	$41,472	$561,542	$1,474,507

(2)	In 2017, the Dreyfus Socially Responsible Growth Fund was renamed Dreyfus Sustainable US Equity Portfolio, Inc.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Fidelity Variable Insurance Product Funds
	High				Disciplined
	Income	Overseas	Contrafund II	Contrafund	Small Cap

Investment income:
Dividend income	$152,351	$43,021	$77,088	$1,169	$1,615

Expenses:
Mortality and expense risk and administrative charges	41,819	43,808	109,350	1,748	3,386

Net investment gain (loss)	110,532	(787)	(32,262)	(579)	(1,771)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	2,806	419,199	6,016	4,077

Net realized gain (loss) from shares sold	10,754	174,398	363,213	2,375	1,697

Net unrealized appreciation (depreciation) on investments	41,922	612,131	692,106	13,629	22,321

Net realized and unrealized gain (loss) on investments	52,676	789,335	1,474,518	22,020	28,095

Increase (decrease) in net assets resulting from operations	$163,208	$788,548	$1,442,256	$21,441	$26,324

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Fidelity Variable Insurance Product Funds
	Dynamic	Freedom	Growth
	Capital Apprec	Income	Opportunities	Index 500	Mid Cap II

Investment income:
Dividend income	$1,962	$39	$22	$5,668	$1,405

Expenses:
Mortality and expense risk and administrative charges	3,876	17	323	4,303	2,597

Net investment (loss) gain	(1,914)	22	(301)	1,365	(1,192)

Realized and unrealized gain (loss) on investments
Capital gains distributions	16,146	10	2,060	592	4,947

Net realized gain (loss) from shares sold	1,724	—	164	2,502	308

Net unrealized appreciation (depreciation) on investments	38,277	19	3,853	50,540	34,079

Net realized and unrealized gain (loss) on investments	56,147	29	6,077	53,634	39,334

Increase (decrease) in net assets resulting from operations	$54,233	$51	$5,776	$54,999	$38,142

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Fidelity Variable Insurance Product Funds
			III Value	V Investment	V Money
	Index 500 II	III Mid Cap	Strategies	Grade Bond	Market

Investment income:
Dividend income	$196,236	$23,995	$3,532	$116,239	$35,388

Expenses:
Mortality and expense risk and administrative charges	157,176	48,241	3,302	71,267	85,993

Net investment gain (loss)	39,060	(24,246)	230	44,972	(50,605)

Realized and unrealized gain (loss) on investments
Capital gains distributions	36,771	157,169	56,219	23,482	—

Net realized gain (loss) from shares sold	921,863	102,878	639	(47,955)	—

Net unrealized appreciation (depreciation) on investments	1,072,403	376,131	(18,308)	126,408	—

Net realized and unrealized gain (loss) on investments	2,031,037	636,178	38,550	101,935	—

Increase (decrease) in net assets resulting from operations	$2,070,097	$611,932	$38,780	$146,907	$(50,605)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Fidelity Variable
	Insurance
	Product Funds	Franklin Templeton Variable Insurance Products Trust
	Real	Developing	Foreign	Global	Mutual Global
	Estate	Market	Securities	Real Estate	Discovery

Investment income:
Dividend income	$1,021	$243	$43,292	$27,279	$17,698

Expenses:
Mortality and expense risk and administrative charges	774	353	22,792	12,156	12,705

Net investment gain (loss)	247	(110)	20,500	15,123	4,993

Realized and unrealized gain (loss) on investments
Capital gains distributions	2,549	—	—	—	49,672

Net realized (loss) gain from shares sold	(216)	41	27,604	26,711	8,060

Net unrealized (depreciation) appreciation on investments	(1,009)	6,946	180,646	33,382	2,666

Net realized and unrealized gain (loss) on investments	1,324	6,987	208,250	60,093	60,398

Increase (decrease) in net assets resulting from operations	$1,571	$6,877	$228,750	$75,216	$65,391

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Franklin Templeton Variable Insurance Products Trust
	Global	High	Mutual Global	Mutual Shares	Rising
	Bond	Income VIP (3)	Discovery II	Securities	Dividends II

Investment income:
Dividend income	$—	$—	$558	$20,344	$825

Expenses:
Mortality and expense risk and administrative charges	387	71	409	12,529	738

Net investment (loss) gain	(387)	(71)	149	7,815	87

Realized and unrealized gain (loss) on investments
Capital gains distributions	82	—	1,932	36,894	2,004

Net realized gain (loss) from shares sold	35	696	88	9,630	293

Net unrealized appreciation (depreciation) on investments	502	(299)	(631)	5,150	6,866

Net realized and unrealized gain (loss) on investments	619	397	1,389	51,674	9,163

Increase (decrease) in net assets resulting from operations	$232	$326	$1,538	$59,489	$9,250

(3)	During 2017, the Franklin Templeton High Income VIP Fund was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

					Goldman
	Franklin Templeton Variable Insurance Products Trust				Sachs
	Small Cap	Small-Midcap	Small-Midcap	US	Capital
	Value	Growth	Growth	Government	Equity

Investment income:
Dividend income	$2,030	$—	$—	$22,525	$15

Expenses:
Mortality and expense risk and administrative charges	5,454	4,921	427	11,083	52

Net investment (loss) gain	(3,424)	(4,921)	(427)	11,442	(37)

Realized and unrealized gain (loss) on investments
Capital gains distributions	27,761	35,522	3,098	—	568

Net realized gain (loss) from shares sold	14,946	(15,005)	(17)	(16,725)	5

Net unrealized (depreciation) appreciation on investments	(5,195)	47,898	2,381	7,484	49

Net realized and unrealized gain (loss) on investments	37,512	68,415	5,462	(9,241)	622

Increase (decrease) in net assets resulting from operations	$34,088	$63,494	$5,035	$2,201	$585

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Goldman Sachs			Invesco V.I.
	Equity	Growth	High Quality	Diversified	Equity &
	Index	Opportunities	Float	Dividend	Income II

Investment income:
Dividend income	$3,812	$—	$143	$429	$1,684

Expenses:
Mortality and expense risk and administrative charges	1,363	163	144	333	1,224

Net investment gain (loss)	2,449	(163)	(1)	96	460

Realized and unrealized gain (loss) on investments
Capital gains distributions	10,795	1,843	—	988	2,104

Net realized gain (loss) from shares sold	40	122	—	17	86

Net unrealized appreciation (depreciation) on investments	6,466	458	(4)	339	5,797

Net realized and unrealized gain (loss) on investments	17,301	2,423	(4)	1,344	7,987

Increase (decrease) in net assets resulting from operations	$19,750	$2,260	$(5)	$1,440	$8,447

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Invesco V.I.
	Global Health	Global	Government	High	International
	Care	Real Estate	Securities	Yield Fund	Growth Fund

Investment income:
Dividend income	$6,077	$65	$208	$63	$131

Expenses:
Mortality and expense risk and administrative charges	23,317	27	133	15	116

Net investment (loss) gain	(17,240)	38	75	48	15

Realized and unrealized gain (loss) on investments
Capital gains distributions	84,410	35	—	—	—

Net realized gain (loss) from shares sold	135,080	3	(28)	—	82

Net unrealized appreciation (depreciation) on investments	20,960	133	(33)	(15)	1,309

Net realized and unrealized gain (loss) on investments	240,450	171	(61)	(15)	1,391

Increase (decrease) in net assets resulting from operations	$223,210	$209	$14	$33	$1,406

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

			JP Morgan	Neuberger Berman
	Invesco V.I.		Insurance Trust	Advisors Management Trust
	Mid Cap		Small	Mid Cap	Large Cap
	Growth	Technology	Cap Core	Growth	Value

Investment income:
Dividend income	$—	$—	$2,224	$—	$6,553

Expenses:
Mortality and expense risk and administrative charges	8,895	13,866	9,639	10,637	15,572

Net investment (loss) gain	(8,895)	(13,866)	(7,415)	(10,637)	(9,019)

Realized and unrealized gain (loss) on investments
Capital gains distributions	39,475	49,299	4,883	15,527	30,665

Net realized gain (loss) from shares sold	37,454	102,688	40,565	(1,601)	39,345

Net unrealized appreciation (depreciation) on investments	52,136	146,426	50,867	158,330	64,740

Net realized and unrealized gain (loss) on investments	129,065	298,413	96,315	172,256	134,750

Increase (decrease) in net assets resulting from operations	$120,170	$284,547	$88,900	$161,619	$125,731

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Neuberger Berman			Oppenheimer
	Advisors Management Trust			Variable Products
	Short	Mid Cap Growth	Socially	Conservative	Main Street
	Duration Bond	Class S	Responsive	Balanced	Small Cap

Investment income:
Dividend income	$58,167	$—	$519	$4,761	$1,443

Expenses:
Mortality and expense risk and administrative charges	55,116	6,387	1,350	3,665	2,961

Net investment gain (loss)	3,051	(6,387)	(831)	1,096	(1,518)

Realized and unrealized (loss)gain on investments
Capital gains distributions	—	9,171	3,733	—	12,034

Net realized (loss) gain from shares sold	(7,877)	5,253	(834)	7,964	(1,691)

Net unrealized (depreciation) appreciation on investments	(15,279)	86,412	12,877	9,403	15,799

Net realized and unrealized (loss) gain on investments	(23,156)	100,836	15,776	17,367	26,142

(Decrease) increase in net assets resulting from operations	$(20,105)	$94,449	$14,945	$18,463	$24,624

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Oppenheimer
	Variable
	Products	Sentinel Variable Products Trust (4)
	Global Strategic			Common	Small
	Income	Balanced	Bond	Stock	Company

Investment income:
Dividend income	$22,992	$—	$—	$1,955	$11,188

Expenses:
Mortality and expense risk and administrative charges	16,564	108,389	95,458	197,747	213,877

Net investment gain (loss)	6,428	(108,389)	(95,458)	(195,792)	(202,689)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	105,239	496,368

Net realized (loss) gain from shares sold	(39,861)	992,289	(490,793)	3,075,622	1,346,392

Net unrealized appreciation (depreciation) on investments	88,292	10,932	737,405	(336,074)	468,345

Net realized and unrealized gain (loss) on investments	48,431	1,003,221	246,612	2,844,787	2,311,105

Increase (decrease) in net assets resulting from operations	$54,859	$894,832	$151,154	$2,648,995	$2,108,416

(4)	On October 27, 2017 the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	T Rowe Price Equity Services
	Blue Chip	Equity	Health	MidCap	Personal
	Growth	Income	Sciences	Growth II	Strategy

Investment income:
Dividend income	$—	$69,763	$—	$—	$6,599

Expenses:
Mortality and expense risk and administrative charges	33,306	64,279	31,667	262	5,710

Net investment (loss) gain	(33,306)	5,484	(31,667)	(262)	889

Realized and unrealized gain (loss) on investments
Capital gains distributions	33,450	445,444	92,776	2,973	21,893

Net realized gain (loss) from shares sold	295,762	408,812	306,060	119	2,198

Net unrealized appreciation (depreciation) on investments	383,936	(247,425)	135,279	824	33,945

Net realized and unrealized gain (loss) on investments	713,148	606,831	534,115	3,916	58,036

Increase (decrease) in net assets resulting from operations	$679,842	$612,315	$502,448	$3,654	$58,925

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Touchstone (4)				Van Eck VIPT
			Common	Small	Unconstrained
	Balanced	Bond	Stock	Company	Emerging Markets

Investment income:
Dividend income	$—	$—	$—	$—	$32,363

Expenses:
Mortality and expense risk and administrative charges	24,235	19,627	41,189	45,054	19,527

Net investment (loss) gain	(24,235)	(19,627)	(41,189)	(45,054)	12,836

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	—	—

Net realized gain (loss) from shares sold	6,128	432	5,162	5,915	(63,701)

Net unrealized appreciation (depreciation) on investments	246,534	52,642	495,487	925,776	194,229

Net realized and unrealized gain (loss) on investments	252,662	53,074	500,649	931,691	130,528

Increase (decrease) in net assets resulting from operations	$228,427	$33,447	$459,460	$886,637	$143,364

(4)	On October 27, 2017 the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Van Eck VIPT
	Emerging	Emerging	Global Hard	Global Hard	Long/Short
	Markets	Markets	Assets	Assets II	Equity Index (5)

Investment income:
Dividend income	$7,653	$34	$—	$—	$27

Expenses:
Mortality and expense risk and administrative charges	24,394	203	19,119	1,699	190

Net investment (loss) gain	(16,741)	(169)	(19,119)	(1,699)	(163)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	—	603

Net realized gain (loss) from shares sold	42,161	363	(65,437)	44	278

Net unrealized appreciation (depreciation) on investments	666,718	5,028	51,940	7,494	(248)

Net realized and unrealized gain (loss) on investments	708,879	5,391	(13,497)	7,538	633

Increase (decrease) in net assets resulting from operations	$692,138	$5,222	$(32,616)	$5,839	$470

(5)	During 2017, the Van Eck VIP Long/Short Equity Index Fund was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2017

	Wells Fargo
	Variable Trust Funds
	Discovery	Opportunity

Investment income:
Dividend income	$—	$15,088

Expenses:
Mortality and expense risk and administrative charges	34,314	31,215

Net investment (loss) gain	(34,314)	(16,127)

Realized and unrealized gain (loss) on investments
Capital gains distributions	127,372	181,384

Net realized gain (loss) from shares sold	178,942	101,069

Net unrealized appreciation (depreciation) on investments	323,286	120,539

Net realized and unrealized gain (loss) on investments	629,600	402,992

Increase (decrease) in net assets resulting from operations	$595,286	$386,865

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

				Alliance Bernstein
	Alger American Fund			Variable Products
	Capital	Large Cap	Small Cap	Balanced
	Appreciation	Growth	Growth	Wealth Strategy	Growth

Net investment (loss) gain	$(28,915)	$(119,308)	$(17,538)	$(88)	$(99)

Realized and unrealized (loss) gain on investments
Capital gains distributions	144,880	786,028	—	32	374

Net realized gain (loss) from shares sold	172,413	481,575	(108,119)	13	14

Net unrealized appreciation (depreciation) on investments	307,090	860,297	427,677	1,603	1,663

Net realized and unrealized gain (loss) on investments	624,383	2,127,900	319,558	1,648	2,051

Increase (decrease) in net assets resulting from operations	595,468	2,008,592	302,020	1,560	1,952

Accumulation unit transactions:
Participant deposits	20,096	36,984	1,030	28,188	—
Transfers between investment sub-accounts and general account, net	(8,978)	(363,242)	(38,755)	12	—
Net surrenders and lapses	(274,327)	(710,421)	(207,557)	—	—
Contract benefits	(15,714)	(57,606)	—	—	—
Loan collateral interest received	28	—	—	—	—
Transfers for policy loans	283	—	—	—	—
Contract charges	(1,700)	(3,257)	(985)	(3)	(8)
Other	(567)	(150)	(178)	(1)	1

Total net accumulation unit transactions	(280,879)	(1,097,692)	(246,445)	28,196	(7)

Increase (decrease) in net assets	314,589	910,900	55,575	29,756	1,945

Net assets, beginning of period	$2,085,694	$7,875,766	$1,233,097	$583	$6,049

Net assets, end of period	$2,400,283	$8,786,666	$1,288,672	$30,339	$7,994

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Alliance Bernstein Variable Products
	International	International	International	Real Estate	Small/Mid Cap
	Growth	Value	Value	Investment	Value

Net investment (loss) gain	$(695)	$17,983	$20	$379	$(662)

Realized and unrealized (loss) gain on investments
Capital gains distributions	—	—	—	5,209	3,578

Net realized gain (loss) from shares sold	19,458	129,153	—	(155)	147

Net unrealized appreciation (depreciation) on investments	70,869	378,692	48	(1,655)	6,134

Net realized and unrealized gain (loss) on investments	90,327	507,845	48	3,399	9,859

Increase (decrease) in net assets resulting from operations	89,632	525,828	68	3,778	9,197

Accumulation unit transactions:
Participant deposits	5,298	14,048	1,500	6,000	65,841
Transfers between investment sub-accounts and general account, net	6,345	(96,907)	—	58,543	232
Net surrenders and lapses	(43,541)	(283,612)	—	—	(125)
Contract benefits	(4,596)	(44,395)	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(105)	(427)	—	—	(3)
Other	377	270	1	39	3

Total net accumulation unit transactions	(36,222)	(411,023)	1,501	64,582	65,948

Increase (decrease) in net assets	53,410	114,805	1,569	68,360	75,145

Net assets, beginning of period	$280,591	$2,368,985	$—	$36,768	$14,017

Net assets, end of period	$334,001	$2,483,790	$1,569	$105,128	$89,162

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Alliance Bernstein
	Variable Products		American Century Variable Products
	Small/Mid Cap	VPS	Income &	Inflation
	Value	Value	Growth	Protection	International

Net investment (loss) gain	$(17,292)	$(28)	$20,870	$19,634	$(17,718)

Realized and unrealized (loss) gain on investments
Capital gains distributions	89,909	—	48,951	—	—

Net realized gain (loss) from shares sold	63,090	968	58,144	(30,065)	301,488

Net unrealized appreciation (depreciation) on investments	72,239	3,389	237,362	43,413	689,749

Net realized and unrealized gain (loss) on investments	225,238	4,357	344,457	13,348	991,237

Increase (decrease) in net assets resulting from operations	207,946	4,329	365,327	32,982	973,519

Accumulation unit transactions:
Participant deposits	26,720	626	2,809	5,986	27,899
Transfers between investment sub-accounts and general account, net	(3,897)	10,041	17,413	123,727	(188,057)
Net surrenders and lapses	(176,877)	(5,590)	(83,376)	(181,538)	(427,563)
Contract benefits	(43,579)	—	(62,072)	(27,634)	(41,651)
Loan collateral interest received	—	—	122	—	—
Transfers for policy loans	—	—	(69)	—	—
Contract charges	(249)	(74)	(764)	(746)	(878)
Other	(45)	142	(35)	(58)	27

Total net accumulation unit transactions	(197,927)	5,145	(125,972)	(80,263)	(630,223)

Increase (decrease) in net assets	10,019	9,474	239,355	(47,281)	343,296

Net assets, beginning of period	$1,938,685	$32,741	$2,011,647	$1,366,415	$3,480,225

Net assets, end of period	$1,948,704	$42,215	$2,251,002	$1,319,134	$3,823,521

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	American Century Variable Products
			Capital		Large
	Ultra	Value	Appreciation	Growth	Company

Net investment (loss) gain	$(633)	$6,932	$(136)	$(1,384)	$13

Realized and unrealized (loss) gain on investments
Capital gains distributions	2,884	—	1,224	24,585	—

Net realized gain (loss) from shares sold	2,000	515,600	70	66	2

Net unrealized appreciation (depreciation) on investments	11,920	(305,381)	624	828	650

Net realized and unrealized gain (loss) on investments	16,804	210,219	1,918	25,479	652

Increase (decrease) in net assets resulting from operations	16,171	217,151	1,782	24,095	665

Accumulation unit transactions:
Participant deposits	30	13,470	—	242,000	—
Transfers between investment sub-accounts and general account, net	(2,638)	41,048	(526)	—	13,353
Net surrenders and lapses	(111)	(904,307)	—	—	—
Contract benefits	—	(118,844)	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	(10)	—	—	—
Contract charges	(32)	(1,973)	—	—	—
Other	(2)	(50)	—	1	—

Total net accumulation unit transactions	(2,753)	(970,666)	(526)	242,001	13,353

Increase (decrease) in net assets	13,418	(753,515)	1,256	266,096	14,018

Net assets, beginning of period	$54,222	$3,900,466	$9,166	$—	$—

Net assets, end of period	$67,640	$3,146,951	$10,422	$266,096	$14,018

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	American Century
	Variable Products		American Funds
			Asset	Global	Growth -
	Ultra	Value	Allocation	Bond	Income

Net investment (loss) gain	$(1,376)	$134	$322	$(712)	$245

Realized and unrealized (loss) gain on investments
Capital gains distributions	—	—	1,007	474	2,613

Net realized gain (loss) from shares sold	61	95	156	(11)	226

Net unrealized appreciation (depreciation) on investments	22,107	3,129	2,682	3,353	6,240

Net realized and unrealized gain (loss) on investments	22,168	3,224	3,845	3,816	9,079

Increase (decrease) in net assets resulting from operations	20,792	3,358	4,167	3,104	9,324

Accumulation unit transactions:
Participant deposits	242,000	52,384	25,005	—	52,406
Transfers between investment sub-accounts and general account, net	—	2,558	36,167	58,273	10,010
Net surrenders and lapses	—	—	(1,737)	—	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	—	(7)	(10)	—	(10)
Other	(1)	(1)	2	(1)	—

Total net accumulation unit transactions	241,999	54,934	59,427	58,272	62,406

Increase (decrease) in net assets	262,791	58,292	63,594	61,376	71,730

Net assets, beginning of period	$—	$6,529	$12,736	$35,910	$12,538

Net assets, end of period	$262,791	$64,821	$76,330	$97,286	$84,268

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	American Funds				Blackrock
	Global Growth	Global	High Income	New	Equity
	& Income	Small Cap	Bond	World	Dividend

Net investment gain (loss)	$803	$(72)	$863	$(124)	$571

Realized and unrealized gain (loss) on investments
Capital gains distributions	772	—	—	—	12,999

Net realized gain (loss) from shares sold	441	16	14	322	202

Net unrealized appreciation (depreciation) on investments	6,421	1,490	(273)	5,403	6,633

Net realized and unrealized gain (loss) on investments	7,634	1,506	(259)	5,725	19,834

Increase (decrease) in net assets resulting from operations	8,437	1,434	604	5,601	20,405

Accumulation unit transactions:
Participant deposits	9,451	3,094	3,000	12,458	249,661
Transfers between investment sub-accounts and general account, net	50,466	10,042	6,009	8,709	11,267
Net surrenders and lapses	(2,774)	—	—	(755)	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(1)	—	(13)	(4)	(5)
Other	(4)	(1)	(2)	(1)	2

Total net accumulation unit transactions	57,138	13,135	8,994	20,407	260,925

Increase (decrease) in net assets	65,575	14,569	9,598	26,008	281,330

Net assets, beginning of period	$5,196	$—	$8,856	$5,723	$7,189

Net assets, end of period	$70,771	$14,569	$18,454	$31,731	$288,519

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Blackrock
	iShares	iShares	iShares	Global	Government
	Alternative	Dynamic	Equity	Allocation	Money Market

Net investment gain (loss)	$546	$4	$24	$63	$(1,999)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	269	1

Net realized gain (loss) from shares sold	21	1	14	13	—

Net unrealized appreciation (depreciation) on investments	2,661	5	1,051	1,086	—

Net realized and unrealized gain (loss) on investments	2,682	6	1,065	1,368	1

Increase (decrease) in net assets resulting from operations	3,228	10	1,089	1,431	(1,998)

Accumulation unit transactions:
Participant deposits	15,653	570	6,200	6,694	46,878
Transfers between investment sub-accounts and general account, net	6,520	—	(37)	15,337	93,334
Net surrenders and lapses	—	—	—	—	(55,106)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(9)	—	(6)	—	(3)
Other	(5)	1	—	1	(2)

Total net accumulation unit transactions	22,159	571	6,157	22,032	85,101

Increase (decrease) in net assets	25,387	581	7,246	23,463	83,103

Net assets, beginning of period	$16,410	$—	$—	$—	$219,049

Net assets, end of period	$41,797	$581	$7,246	$23,463	$302,152

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

					Dreyfus Variable
	Blackrock	Deutsche Variable Series II			Investment Fund
	Value	CROCI®	Small	Small Mid Cap
	Opp V.I.	U.S. VIP (1)	Cap Index	Value	Appreciation

Net investment (loss) gain	$(12)	$(517)	$(401)	$(14,917)	$(305)

Realized and unrealized (loss) gain on investments
Capital gains distributions	1,109	—	3,755	31,300	56,527

Net realized gain (loss) from shares sold	8	3,379	2,523	130,759	19,732

Net unrealized (depreciation)appreciation on investments	(583)	44,011	6,360	(26,345)	17,189

Net realized and unrealized gain (loss) on investments	534	47,390	12,638	135,714	93,448

Increase (decrease) in net assets resulting from operations	522	46,873	12,237	120,797	93,143

Accumulation unit transactions:
Participant deposits	4,000	3,212	455	4,553	3,531
Transfers between investment sub-accounts and general account, net	(27)	(2,158)	8,154	12,143	(17,696)
Net surrenders and lapses	—	(38,378)	(13,149)	(187,076)	(50,140)
Contract benefits	—	(31,519)	—	(13,328)	(37,565)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	—	(222)	(53)	(582)	(254)
Other	29	1	(128)	(8)	4

Total net accumulation unit transactions	4,002	(69,064)	(4,721)	(184,298)	(102,120)

Increase (decrease) in net assets	4,524	(22,191)	7,516	(63,501)	(8,977)

Net assets, beginning of period	$—	$257,160	$92,098	$1,508,492	$408,568

Net assets, end of period	$4,524	$234,969	$99,614	$1,444,991	$399,591

(1)	In 2017, the Deutsche Large Cap Value VIP was renamed Deutsche CROCI ® U.S. VIP.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

				Fidelity Variable
	Dreyfus Variable Investment Fund			Insurance Product Funds
	Opportunistic	Quality	Sustainable	Equity
	Small Cap	Bond	U.S. Equity (2)	Income	Growth

Net investment (loss) gain	$(5,389)	$10,872	$(1,013)	$15,089	$(61,611)

Realized and unrealized (loss) gain on investments
Capital gains distributions	4,701	—	16,910	109,227	375,938

Net realized gain (loss) from shares sold	30,914	(10,596)	63,566	41,275	314,752

Net unrealized appreciation (depreciation) on investments	50,457	45,659	(37,991)	395,951	845,428

Net realized and unrealized gain (loss) on investments	86,072	35,063	42,485	546,453	1,536,118

Increase (decrease) in net assets resulting from operations	80,683	45,935	41,472	561,542	1,474,507

Accumulation unit transactions:
Participant deposits	4,204	7,922	360	37,603	34,243
Transfers between investment sub-accounts and general account, net	2,125	19,888	2,304	20,033	(135,971)
Net surrenders and lapses	(54,580)	(201,674)	(177,878)	(563,462)	(318,953)
Contract benefits	—	—	—	(49,000)	(6,030)
Loan collateral interest received	—	—	—	—	135
Transfers for policy loans	—	—	—	—	(266)
Contract charges	(574)	(723)	(174)	(2,780)	(2,058)
Other	(2)	59	1	(2,233)	582

Total net accumulation unit transactions	(48,827)	(174,528)	(175,387)	(559,839)	(428,318)

Increase (decrease) in net assets	31,856	(128,593)	(133,915)	1,703	1,046,189

Net assets, beginning of period	$375,517	$1,549,679	$397,635	$5,223,317	$4,539,172

Net assets, end of period	$407,373	$1,421,086	$263,720	$5,225,020	$5,585,361

(2)	In 2017, the Dreyfus Socially Responsible Growth Fund was renamed Dreyfus Sustainable US Equity Portfolio, Inc.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Fidelity Variable Insurance Product Funds
	High				Disciplined
	Income	Overseas	Contrafund II	Contrafund	Small Cap

Net investment gain (loss)	$110,532	$(787)	$(32,262)	$(579)	$(1,771)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	2,806	419,199	6,016	4,077

Net realized gain (loss) from shares sold	10,754	174,398	363,213	2,375	1,697

Net unrealized appreciation (depreciation) on investments	41,922	612,131	692,106	13,629	22,321

Net realized and unrealized gain (loss) on investments	52,676	789,335	1,474,518	22,020	28,095

Increase (decrease) in net assets resulting from operations	163,208	788,548	1,442,256	21,441	26,324

Accumulation unit transactions:
Participant deposits	10,427	27,051	57,076	48,082	268,911
Transfers between investment sub-accounts and general account, net	75,797	(61,969)	(162,447)	55,789	(4,523)
Net surrenders and lapses	(536,114)	(415,340)	(863,914)	(124)	—
Contract benefits	(58,281)	(88,087)	(69,843)	—	—
Loan collateral interest received	165	54	—	—	—
Transfers for policy loans	382	(102)	—	—	—
Contract charges	(1,747)	(1,787)	(4,677)	(21)	(6)
Other	(16)	2,898	(402)	85	1

Total net accumulation unit transactions	(509,387)	(537,282)	(1,044,207)	103,811	264,383

(Decrease) increase in net assets	(346,179)	251,266	398,049	125,252	290,707

Net assets, beginning of period	$3,170,766	$2,913,562	$7,541,102	$46,700	$127,543

Net assets, end of period	$2,824,587	$3,164,828	$7,939,151	$171,952	$418,250

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Fidelity Variable Insurance Product Funds
	Dynamic	Freedom	Growth
	Capital Apprec	Income	Opportunities	Index 500	Mid Cap II

Net investment (loss) gain	$(1,914)	$22	$(301)	$1,365	$(1,192)

Realized and unrealized (loss) gain on investments
Capital gains distributions	16,146	10	2,060	592	4,947

Net realized gain (loss) from shares sold	1,724	—	164	2,502	308

Net unrealized appreciation (depreciation) on investments	38,277	19	3,853	50,540	34,079

Net realized and unrealized gain (loss) on investments	56,147	29	6,077	53,634	39,334

Increase (decrease) in net assets resulting from operations	54,233	51	5,776	54,999	38,142
Accumulation unit transactions:
Participant deposits	242,000	3,000	21,159	245,762	292,450
Transfers between investment sub-accounts and general account, net	(6,682)	—	(1,858)	39,267	43,007
Net surrenders and lapses	—	—	—	(2,160)	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(8)	—	(12)	(53)	(3)
Other	—	—	(17)	277	15

Total net accumulation unit transactions	235,310	3,000	19,272	283,093	335,469

Increase (decrease) in net assets	289,543	3,051	25,048	338,092	373,611

Net assets, beginning of period	$165,196	$—	$4,196	$80,517	$11,691

Net assets, end of period	$454,739	$3,051	$29,244	$418,609	$385,302

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Fidelity Variable Insurance Product Funds
			III Value	V Investment	V Money
	Index 500 II	III Mid Cap	Strategies	Grade Bond	Market

Net investment gain (loss)	$39,060	$(24,246)	$230	$44,972	$(50,605)

Realized and unrealized gain (loss) on investments
Capital gains distributions	36,771	157,169	56,219	23,482	—

Net realized gain (loss) from shares sold	921,863	102,878	639	(47,955)	—

Net unrealized appreciation (depreciation) on investments	1,072,403	376,131	(18,308)	126,408	—

Net realized and unrealized gain (loss) on investments	2,031,037	636,178	38,550	101,935	—

Increase (decrease) in net assets resulting from operations	2,070,097	611,932	38,780	146,907	(50,605)

Accumulation unit transactions:
Participant deposits	50,817	25,394	825	10,755	193,934
Transfers between investment sub-accounts and general account, net	(96,838)	(52,701)	(4,679)	340,757	1,247,013
Net surrenders and lapses	(1,243,238)	(291,418)	(4,577)	(962,816)	(1,690,613)
Contract benefits	(96,661)	(18,049)	(4,176)	(138,173)	(17,365)
Loan collateral interest received	14	—	—	28	208
Transfers for policy loans	146	—	—	297	(344)
Contract charges	(4,819)	(2,094)	(146)	(2,399)	(4,260)
Other	(3,497)	(121)	11	362	(164)

Total net accumulation unit transactions	(1,394,076)	(338,989)	(12,742)	(751,189)	(271,591)

Increase (decrease) in net assets	676,021	272,943	26,038	(604,282)	(322,196)

Net assets, beginning of period	$10,916,915	$3,367,106	$226,053	$5,305,347	$6,534,842

Net assets, end of period	$11,592,936	$3,640,049	$252,091	$4,701,065	$6,212,646

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Fidelity Variable
	Insurance
	Product Funds	Franklin Templeton Variable Insurance Products Trust
	Real	Developing	Foreign	Global	Mutual Global
	Estate	Market	Securities	Real Estate	Discovery

Net investment gain (loss)	$247	$(110)	$20,500	$15,123	$4,993

Realized and unrealized gain (loss) on investments
Capital gains distributions	2,549	—	—	—	49,672

Net realized (loss) gain from shares sold	(216)	41	27,604	26,711	8,060

Net unrealized (depreciation)appreciation on investments	(1,009)	6,946	180,646	33,382	2,666

Net realized and unrealized gain (loss) on investments	1,324	6,987	208,250	60,093	60,398

Increase (decrease) in net assets resulting from operations	1,571	6,877	228,750	75,216	65,391

Accumulation unit transactions:
Participant deposits	20,365	17,309	14,546	3,661	36,485
Transfers between investment sub-accounts and general account, net	7,689	20,234	4,725	44,502	(9,055)
Net surrenders and lapses	(754)	—	(150,393)	(138,857)	(70,324)
Contract benefits	—	—	(23,223)	(24,741)	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(12)	—	(956)	(415)	(498)
Other	6	(1)	(22)	(38)	1

Total net accumulation unit transactions	27,294	37,542	(155,323)	(115,888)	(43,391)

Increase (decrease) in net assets	28,865	44,419	73,427	(40,672)	22,000

Net assets, beginning of period	$41,825	$—	$1,570,411	$908,486	911,675

Net assets, end of period	$70,690	$44,419	$1,643,838	$867,814	933,675

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Franklin Templeton Variable Insurance Products Trust
	Global	High	Mutual Global	Mutual Shares	Rising
	Bond	Income VIP (3)	Discovery II	Securities	Dividends II

Net investment (loss) gain	$(387)	$(71)	$149	$7,815	$87

Realized and unrealized (loss) gain on investments
Capital gains distributions	82	—	1,932	36,894	2,004

Net realized gain (loss) from shares sold	35	696	88	9,630	293

Net unrealized appreciation (depreciation) on investments	502	(299)	(631)	5,150	6,866

Net realized and unrealized gain (loss) on investments	619	397	1,389	51,674	9,163

Increase (decrease) in net assets resulting from operations	232	326	1,538	59,489	9,250

Accumulation unit transactions:
Participant deposits	27,912	2,500	19,473	773	858
Transfers between investment sub-accounts and general account, net	6,172	(16,755)	11,472	4,779	23,020
Net surrenders and lapses	—	—	—	(27,245)	(1,761)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	—	—	—	(871)	(10)
Other	(2)	1	(7)	(46)	(5)

Total net accumulation unit transactions	34,082	(14,254)	30,938	(22,610)	22,102

Increase (decrease) in net assets	34,314	(13,928)	32,476	36,879	31,352

Net assets, beginning of period	—	$13,928	$5,429	$876,636	$32,747

Net assets, end of period	34,314	$—	$37,905	$913,515	$64,099

(3)	During 2017, the Franklin Templeton High Income VIP Fund was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

					Goldman
	Franklin Templeton Variable Insurance Products Trust				Sachs
	Small Cap	Small-Midcap	Small-Midcap	US	Capital
	Value	Growth	Growth	Government	Equity

Net investment (loss) gain	$(3,424)	$(4,921)	$(427)	$11,442	$(37)

Realized and unrealized (loss) gain on investments
Capital gains distributions	27,761	35,522	3,098	—	568

Net realized gain (loss) from shares sold	14,946	(15,005)	(17)	(16,725)	5

Net unrealized (depreciation) appreciation on investments	(5,195)	47,898	2,381	7,484	49

Net realized and unrealized gain (loss) on investments	37,512	68,415	5,462	(9,241)	622

Increase (decrease) in net assets resulting from operations	34,088	63,494	5,035	2,201	585

Accumulation unit transactions:
Participant deposits	1,789	6,846	44,985	1,528	4,550
Transfers between investment sub-accounts and general account, net	13,778	(15,248)	7	22,203	2
Net surrenders and lapses	(36,781)	(26,224)	—	(155,401)	—
Contract benefits	—	—	—	(23,076)	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(208)	(45)	—	(448)	—
Other	330	(159)	(2)	37	1

Total net accumulation unit transactions	(21,092)	(34,830)	44,990	(155,157)	4,553

Increase (decrease) in net assets	12,996	28,664	50,025	(152,956)	5,138

Net assets, beginning of period	$394,271	$331,593	$—	$882,744	$—

Net assets, end of period	$407,267	$360,257	$50,025	$729,788	$5,138

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Goldman Sachs			Invesco V.I.
	Equity	Growth	High Quality	Diversified	Equity &
	Index	Opportunities	Float	Dividend	Income II

Net investment gain (loss)	$2,449	$(163)	$(1)	$96	$460

Realized and unrealized gain (loss) on investments
Capital gains distributions	10,795	1,843	—	988	2,104

Net realized gain (loss) from shares sold	40	122	—	17	86

Net unrealized appreciation (depreciation) on investments	6,466	458	(4)	339	5,797

Net realized and unrealized gain (loss) on investments	17,301	2,423	(4)	1,344	7,987

Increase (decrease) in net assets resulting from operations	19,750	2,260	(5)	1,440	8,447

Accumulation unit transactions:
Participant deposits	242,000	13,048	11,650	17,400	50,579
Transfers between investment sub-accounts and general account, net	—	2,529	922	5,253	34,663
Net surrenders and lapses	—	—	—	—	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	—	(8)	—	(9)	(6)
Other	—	(6)	2	1	—

Total net accumulation unit transactions	242,000	15,563	12,574	22,645	85,236

Increase (decrease) in net assets	261,750	17,823	12,569	24,085	93,683

Net assets, beginning of period	$—	$926	$—	$7,518	$27,757

Net assets, end of period	$261,750	$18,749	$12,569	$31,603	$121,440

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Invesco V.I.
	Global Health	Global	Government	High	International
	Care	Real Estate	Securities	Yield Fund	Growth Fund

Net investment (loss) gain	$(17,240)	$38	$75	$48	$15

Realized and unrealized (loss) gain on investments
Capital gains distributions	84,410	35	—	—	—

Net realized gain (loss) from shares sold	135,080	3	(28)	—	82

Net unrealized appreciation (depreciation) on investments	20,960	133	(33)	(15)	1,309

Net realized and unrealized gain (loss) on investments	240,450	171	(61)	(15)	1,391

Increase (decrease) in net assets resulting from operations	223,210	209	14	33	1,406

Accumulation unit transactions:
Participant deposits	7,643	2,000	570	1,594	10,101
Transfers between investment sub-accounts and general account, net	(32,112)	34	5,004	62	(360)
Net surrenders and lapses	(240,238)	—	—	—	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	28	—	—	—	—
Transfers for policy loans	291	—	—	—	—
Contract charges	(861)	—	(4)	—	—
Other	333	14	3	1	(1)

Total net accumulation unit transactions	(264,916)	2,048	5,573	1,657	9,740

(Decrease) increase in net assets	(41,706)	2,257	5,587	1,690	11,146

Net assets, beginning of period	$1,600,272	$—	$5,568	$—	$—

Net assets, end of period	$1,558,566	$2,257	$11,155	$1,690	$11,146

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

			JP Morgan	Neuberger Berman
	Invesco V.I.		Insurance Trust	Advisors Management Trust
	Mid Cap		Small	Mid Cap	Large Cap
	Growth	Technology	Cap Core	Growth	Value

Net investment (loss) gain	$(8,895)	$(13,866)	$(7,415)	$(10,637)	$(9,019)

Realized and unrealized (loss) gain on investments
Capital gains distributions	39,475	49,299	4,883	15,527	30,665

Net realized gain (loss) from shares sold	37,454	102,688	40,565	(1,601)	39,345

Net unrealized appreciation (depreciation) on investments	52,136	146,426	50,867	158,330	64,740

Net realized and unrealized gain (loss) on investments	129,065	298,413	96,315	172,256	134,750

Increase (decrease) in net assets resulting from operations	120,170	284,547	88,900	161,619	125,731

Accumulation unit transactions:
Participant deposits	7,369	4,554	10,939	21,265	11,170
Transfers between investment sub-accounts and general account, net	26	(34,810)	(23,635)	11,018	21,579
Net surrenders and lapses	(129,231)	(225,027)	(55,640)	(44,466)	(85,299)
Contract benefits	—	(3,117)	—	—	—
Loan collateral interest received	—	56	—	—	—
Transfers for policy loans	—	586	(5)	—	—
Contract charges	(246)	(544)	(364)	(84)	(290)
Other	(223)	629	(1)	(86)	4

Total net accumulation unit transactions	(122,305)	(257,673)	(68,706)	(12,353)	(52,836)

(Decrease) increase in net assets	(2,135)	26,874	20,194	149,266	72,895

Net assets, beginning of period	$621,607	$921,412	$705,145	$672,737	$1,101,726

Net assets, end of period	$619,472	$948,286	$725,339	$822,003	$1,174,621

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Neuberger Berman			Oppenheimer
	Advisors Management Trust			Variable Products
	Short	Mid Cap Growth	Socially	Conservative	Main Street
	Duration Bond	Class S	Responsive	Balanced	Small Cap

Net investment gain (loss)	$3,051	$(6,387)	$(831)	$1,096	$(1,518)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	9,171	3,733	—	12,034

Net realized (loss) gain from shares sold	(7,877)	5,253	(834)	7,964	(1,691)

Net unrealized (depreciation) appreciation on investments	(15,279)	86,412	12,877	9,403	15,799

Net realized and unrealized (loss) gain on investments	(23,156)	100,836	15,776	17,367	26,142

(Decrease) increase in net assets resulting from operations	(20,105)	94,449	14,945	18,463	24,624

Accumulation unit transactions:
Participant deposits	38,455	4,242	10,000	(650)	1,200
Transfers between investment sub-accounts and general account, net	398,700	(14,579)	(1,861)	67,116	(8,414)
Net surrenders and lapses	(414,026)	(60,139)	(23,135)	(45,930)	(35,540)
Contract benefits	(47,979)	(20,988)	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(1,530)	(239)	(9)	(146)	(47)
Other	(28)	(1)	(12)	(34)	(207)

Total net accumulation unit transactions	(26,408)	(91,704)	(15,017)	20,356	(43,008)

(Decrease) increase in net assets	(46,513)	2,745	(72)	38,819	(18,384)

Net assets, beginning of period	$4,032,453	458,067	$98,381	$222,198	$217,177

Net assets, end of period	$3,985,940	460,812	$98,309	$261,017	$198,793

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Oppenheimer
	Variable
	Products	Sentinel Variable Products Trust (4)
	Global
	Strategic			Common	Small
	Income	Balanced	Bond	Stock	Company

Net investment gain (loss)	$6,428	$(108,389)	$(95,458)	$(195,792)	$(202,689)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	105,239	496,368

Net realized (loss) gain from shares sold	(39,861)	992,289	(490,793)	3,075,622	1,346,392

Net unrealized appreciation (depreciation) on investments	88,292	10,932	737,405	(336,074)	468,345

Net realized and unrealized gain (loss) on investments	48,431	1,003,221	246,612	2,844,787	2,311,105

Increase (decrease) in net assets resulting from operations	54,859	894,832	151,154	2,648,995	2,108,416

Accumulation unit transactions:
Participant deposits	1,147	648,217	92,177	491,553	115,686
Transfers between investment sub-accounts and general account, net	37,125	(9,610,465)	(7,852,118)	(17,563,508)	(19,044,727)
Net surrenders and lapses	(211,729)	(487,527)	(753,683)	(2,082,614)	(1,412,825)
Contract benefits	—	(432,656)	(61,363)	(161,365)	(183,427)
Loan collateral interest received	—	—	—	—	82
Transfers for policy loans	—	—	(2)	(5)	160
Contract charges	(542)	(5,894)	(3,265)	(6,083)	(8,140)
Other	(134)	1,862	527	4,228	1,641

Total net accumulation unit transactions	(174,133)	(9,886,463)	(8,577,727)	(19,317,794)	(20,531,550)

(Decrease) increase in net assets	(119,274)	(8,991,631)	(8,426,573)	(16,668,799)	(18,423,134)

Net assets, beginning of period	$1,250,953	$8,991,631	$8,426,573	$16,668,799	$18,423,134

Net assets, end of period	$1,131,679	$—	$—	$—	$—

(4)	On October 27, 2017 the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	T Rowe Price Equity Services
	Blue Chip	Equity	Health	MidCap	Personal
	Growth	Income	Sciences	Growth II	Strategy

Net investment (loss) gain	$(33,306)	$5,484	$(31,667)	$(262)	$889

Realized and unrealized (loss) gain on investments
Capital gains distributions	33,450	445,444	92,776	2,973	21,893

Net realized gain (loss) from shares sold	295,762	408,812	306,060	119	2,198

Net unrealized appreciation (depreciation) on investments	383,936	(247,425)	135,279	824	33,945

Net realized and unrealized gain (loss) on investments	713,148	606,831	534,115	3,916	58,036

Increase (decrease) in net assets resulting from operations	679,842	612,315	502,448	3,654	58,925

Accumulation unit transactions:
Participant deposits	334,903	108,088	52,225	6,200	225
Transfers between investment sub-accounts and general account, net	48,761	16,582	(110,441)	6,786	120,787
Net surrenders and lapses	(197,089)	(630,897)	(216,548)	—	(90,889)
Contract benefits	(84,785)	(32,166)	(4,077)	—	(5,372)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(969)	(1,632)	(1,099)	(6)	(439)
Other	756	(140)	1,137	(2)	9

Total net accumulation unit transactions	101,577	(540,165)	(278,803)	12,978	24,321

Increase (decrease) in net assets	781,419	72,150	223,645	16,632	83,246

Net assets, beginning of period	$2,046,553	$4,636,201	$2,016,006	$9,245	$366,205

Net assets, end of period	$2,827,972	$4,708,351	$2,239,651	$25,877	$449,451

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Touchstone (4)				Van Eck VIPT
			Common	Small	Unconstrained
	Balanced	Bond	Stock	Company	Emerging Markets

Net investment (loss) gain	$(24,235)	$(19,627)	$(41,189)	$(45,054)	$12,836

Realized and unrealized (loss) gain on investments
Capital gains distributions	—	—	—	—	—

Net realized gain (loss) from shares sold	6,128	432	5,162	5,915	(63,701)

Net unrealized appreciation (depreciation) on investments	246,534	52,642	495,487	925,776	194,229

Net realized and unrealized gain (loss) on investments	252,662	53,074	500,649	931,691	130,528

Increase (decrease) in net assets resulting from operations	228,427	33,447	459,460	886,637	143,364

Accumulation unit transactions:
Participant deposits	261,385	21,554	16,635	19,006	16,039
Transfers between investment sub-accounts and general account, net	9,871,535	8,297,828	17,097,477	18,789,054	41,347
Net surrenders and lapses	(73,759)	(129,264)	(324,551)	(679,429)	(143,492)
Contract benefits	—	(13,016)	(35,119)	(144,985)	(31,349)
Loan collateral interest received	—	517	—	—	—
Transfers for policy loans	—	(931)	—	—	—
Contract charges	(592)	(566)	(1,402)	(1,496)	(337)
Other	(97)	34	(1,482)	(96)	(16)

Total net accumulation unit transactions	10,058,472	8,176,156	16,751,558	17,982,054	(117,808)

Increase (decrease) in net assets	10,286,899	8,209,603	17,211,018	18,868,691	25,556

Net assets, beginning of period	$—	$—	$—	$—	$1,371,630

Net assets, end of period	$10,286,899	$8,209,603	$17,211,018	$18,868,691	$1,397,186

(4)	On October 27, 2017 the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Van Eck VIPT
	Emerging	Emerging	Global Hard	Global Hard	Long/Short
	Markets	Markets	Assets	Assets II	Equity Index (5)

Net investment (loss) gain	$(16,741)	$(169)	$(19,119)	$(1,699)	$(163)

Realized and unrealized (loss) gain on investments
Capital gains distributions	—	—	—	—	603

Net realized gain (loss) from shares sold	42,161	363	(65,437)	44	278

Net unrealized appreciation (depreciation) on investments	666,718	5,028	51,940	7,494	(248)

Net realized and unrealized gain (loss) on investments	708,879	5,391	(13,497)	7,538	633

Increase (decrease) in net assets resulting from operations	692,138	5,222	(32,616)	5,839	470

Accumulation unit transactions:
Participant deposits	12,548	8,938	12,315	42,468	—
Transfers between investment sub-accounts and general account, net	(100,805)	8,636	176,903	78,168	(15,090)
Net surrenders and lapses	(136,604)	—	(235,755)	—	—
Contract benefits	(8,758)	—	(6,049)	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(468)	—	(189)	—	—
Other	2	(1)	(191)	(13)	1

Total net accumulation unit transactions	(234,085)	17,573	(52,966)	120,623	(15,089)

Increase (decrease) in net assets	458,053	22,795	(85,582)	126,462	(14,619)

Net assets, beginning of period	$1,441,476	$—	$1,549,839	$51,483	$14,619

Net assets, end of period	$1,899,529	$22,795	$1,464,257	$177,945	$—

(5)	During 2017, the Van Eck VIP Long/Short Equity Index Fund was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2017

	Wells Fargo
	Variable Trust Funds
	Discovery	Opportunity

Net investment (loss) gain	$(34,314)	$(16,127)

Realized and unrealized (loss) gain on investments
Capital gains distributions	127,372	181,384

Net realized gain (loss) from shares sold	178,942	101,069

Net unrealized appreciation (depreciation) on investments	323,286	120,539

Net realized and unrealized gain (loss) on investments	629,600	402,992

Increase (decrease) in net assets resulting from operations	595,286	386,865

Accumulation unit transactions:
Participant deposits	26,129	18,030
Transfers between investment sub-accounts and general account, net	(62,268)	(39,317)
Net surrenders and lapses	(274,658)	(154,380)
Contract benefits	(8,464)	(52,666)
Loan collateral interest received	345	—
Transfers for policy loans	(233)	(5)
Contract charges	(1,497)	(2,284)
Other	58	(51)

Total net accumulation unit transactions	(320,588)	(230,673)

Increase (decrease) in net assets	274,698	156,192

Net assets, beginning of period	$2,298,948	$2,186,970

Net assets, end of period	$2,573,646	$2,343,162

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

				Alliance Bernstein
	Alger American Fund			Variable Products
	Capital	Large Cap	Small Cap	Balanced
	Appreciation	Growth	Growth	Wealth Strategy	Growth

Net investment (loss) gain	$(25,962)	$(113,108)	$(17,281)	$(3)	$(15)

Realized and unrealized (loss) gain on investments
Capital gains distributions	16,430	29,038	170,263	—	—

Net realized gain (loss) from shares sold	91,565	489,732	(140,388)	—	—

Net unrealized (depreciation)appreciation on investments	(101,584)	(597,413)	24,207	(6)	21

Net realized and unrealized gain (loss) on investments	6,411	(78,643)	54,082	(6)	21

(Decrease) increase in net assets resulting from operations	(19,551)	(191,751)	36,801	(9)	6

Accumulation unit transactions:
Participant deposits	40,273	90,427	4,163	592	—
Transfers between investment sub-accounts and general account, net	50,163	192,627	(54,438)	—	6,043
Net surrenders and lapses	(224,856)	(974,288)	(202,580)	—	—
Contract benefits	(40,150)	(28,439)	(24,399)	—	—
Loan collateral interest received	37	84	—	—	—
Transfers for policy loans	434	(117)	—	—	—
Contract charges	(1,680)	(3,590)	(1,003)	—	—
Other	3	1,823	1,094	—	—

Total net accumulation unit transactions	(175,776)	(721,473)	(277,163)	592	6,043

(Decrease) increase in net assets	(195,327)	(913,224)	(240,362)	583	6,049

Net assets, beginning of period	$2,281,021	$8,788,990	$1,473,459	$—	$—

Net assets, end of period	$2,085,694	$7,875,766	$1,233,097	$583	$6,049

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	Alliance Bernstein Variable Products
	International	International	Real Estate	Small/Mid Cap	Small/Mid Cap
	Growth	Value	Investment	Value II	Value

Net investment (loss) gain	$(4,131)	$(1,727)	$(54)	$(52)	$(14,440)

Realized and unrealized (loss) gain on investments
Capital gains distributions	—	—	120	—	103,723

Net realized gain (loss) from shares sold	6,440	46,873	(12)	2	120,977

Net unrealized (depreciation)appreciation on investments	(29,092)	(90,680)	(403)	1,323	184,613

Net realized and unrealized (loss) gain on investments	(22,652)	(43,807)	(295)	1,325	409,313

(Decrease) increase in net assets resulting from operations	(26,783)	(45,534)	(349)	1,273	394,873

Accumulation unit transactions:
Participant deposits	12,445	57,276	—	12,743	60,288
Transfers between investment sub-accounts and general account, net	13,813	153,640	37,117	—	(141,449)
Net surrenders and lapses	(33,967)	(249,982)	—	—	(174,798)
Contract benefits	(4,245)	(8,416)	—	—	(9,025)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(108)	(479)	—	—	(329)
Other	(13)	266	—	1	687

Total net accumulation unit transactions	(12,075)	(47,695)	37,117	12,744	(264,626)

(Decrease) increase in net assets	(38,858)	(93,229)	36,768	14,017	130,247

Net assets, beginning of period	$319,449	$2,462,214	$—	$—	$1,808,438

Net assets, end of period	$280,591	$2,368,985	$36,768	$14,017	$1,938,685

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	Alliance Bernstein
	Variable Products	American Century Variable Products
	VPS	Income &	Inflation
	Value	Growth	Protection	International	Ultra

Net investment gain (loss)	$167	$19,756	$10,787	$(11,676)	$(552)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	39,036	11,039	—	1,863

Net realized gain (loss) from shares sold	563	87,037	(48,926)	179,948	3,778

Net unrealized appreciation (depreciation) on investments	1,619	85,683	76,277	(431,345)	(3,357)

Net realized and unrealized gain (loss) on investments	2,182	211,756	38,390	(251,397)	2,284

Increase (decrease) in net assets resulting from operations	2,349	231,512	49,177	(263,073)	1,732

Accumulation unit transactions:
Participant deposits	1,176	9,726	29,912	86,899	5,030
Transfers between investment sub-accounts and general account, net	(5,954)	(13,632)	(19,744)	263,168	(220)
Net surrenders and lapses	(15,305)	(255,608)	(223,945)	(548,900)	—
Contract benefits	—	(33,598)	(2,956)	(21,350)	—
Loan collateral interest received	—	215	—	—	—
Transfers for policy loans	—	(87)	—	—	—
Contract charges	(63)	(895)	(839)	(946)	(38)
Other	(1)	(59)	(13)	200	(7)

Total net accumulation unit transactions	(20,147)	(293,938)	(217,585)	(220,929)	4,765

(Decrease) increase in net assets	(17,798)	(62,426)	(168,408)	(484,002)	6,497

Net assets, beginning of period	$50,539	$2,074,073	$1,534,823	$3,964,227	$47,725

Net assets, end of period	$32,741	$2,011,647	$1,366,415	$3,480,225	$54,222

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	American Century Variable Products			American Funds
		Capital		Asset	Global
	Value	Appreciation	Value	Allocation	Bond

Net investment gain (loss)	$12,571	$(18)	$9	$99	$42

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	—	—

Net realized gain (loss) from shares sold	288,492	1	1	—	(2)

Net unrealized appreciation (depreciation) on investments	353,360	184	477	51	(1,247)

Net realized and unrealized gain (loss) on investments	641,852	185	478	51	(1,249)

Increase (decrease) in net assets resulting from operations	654,423	167	487	150	(1,207)

Accumulation unit transactions:
Participant deposits	19,856	9,000	—	8,483	—
Transfers between investment sub-accounts and general account, net	(127,744)	—	6,043	4,103	37,117
Net surrenders and lapses	(475,061)	—	—	—	—
Contract benefits	(27,328)	—	—	—	—
Loan collateral interest received	70	—	—	—	—
Transfers for policy loans	(164)	—	—	—	—
Contract charges	(2,299)	—	—	—	—
Other	113	(1)	(1)	—	—

Total net accumulation unit transactions	(612,557)	8,999	6,042	12,586	37,117

Increase (decrease) in net assets	41,866	9,166	6,529	12,736	35,910

Net assets, beginning of period	$3,858,600	$—	$—	$—	$—

Net assets, end of period	$3,900,466	$9,166	$6,529	$12,736	$35,910

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	American Funds				Blackrock
	Growth -	Global	High Income	New	Equity
	Income	Growth & Income	Bond	World	Dividend

Net investment gain (loss)	$73	$73	$347	$14	$12

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	—	121

Net realized gain (loss) from shares sold	—	—	—	(1)	3

Net unrealized appreciation (depreciation) on investments	309	(102)	(84)	(192)	67

Net realized and unrealized gain (loss) on investments	309	(102)	(84)	(193)	191

Increase (decrease) in net assets resulting from operations	382	(29)	263	(179)	203

Accumulation unit transactions:
Participant deposits	12,156	404	8,593	3,040	1,615
Transfers between investment sub-accounts and general account, net	—	4,821	—	2,862	5,371
Net surrenders and lapses	—	—	—	—	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	—	—	—	—	—
Other	—	—	—	—	—

Total net accumulation unit transactions	12,156	5,225	8,593	5,902	6,986

Increase (decrease) in net assets	12,538	5,196	8,856	5,723	7,189

Net assets, beginning of period	$—	$—	$—	$—	$—

Net assets, end of period	$12,538	$5,196	$8,856	$5,723	$7,189

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	Blackrock		Deutsche Variable Series II
	iShares	Government	Small Mid	Large	Small
	Alternative	Money Market	Cap Value	Cap Value	Cap Index
Net investment gain (loss)	$392	$(644)	$(16,601)	$(1,864)	$(207)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	159,369	14,029	7,357

Net realized (loss) gain from shares sold	(1)	—	103,877	8,692	1,865

Net unrealized (depreciation) appreciation on investments	(711)	—	(41,690)	(39,609)	7,694

Net realized and unrealized (loss) gain on investments	(712)	—	221,556	(16,888)	16,916

(Decrease) increase in net assets resulting from operations	(320)	(644)	204,955	(18,752)	16,709

Accumulation unit transactions:
Participant deposits	15,035	254,769	16,531	5,013	835
Transfers between investment sub-accounts and general account, net	1,695	(24,171)	(6,378)	10,484	(2,053)
Net surrenders and lapses	—	(10,894)	(188,026)	(40,927)	(13,490)
Contract benefits	—	—	(11,253)	(345)	—
Loan collateral interest received	—	—	75	75	—
Transfers for policy loans	—	—	(165)	(118)	—
Contract charges	—	—	(632)	(196)	(45)
Other	—	(11)	133	69	(5)

Total net accumulation unit transactions	16,730	219,693	(189,715)	(25,945)	(14,758)

Increase (decrease) in net assets	16,410	219,049	15,240	(44,697)	1,951

Net assets, beginning of period	$—	$—	$1,493,252	$301,857	$90,147

Net assets, end of period	$16,410	$219,049	$1,508,492	$257,160	$92,098

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

					Fidelity Variable
					Insurance
	Dreyfus Variable Investment Fund				Products
		Opportunistic	Quality	Socially	Equity
	Appreciation	Small Cap	Bond	Responsible	Income
Net investment gain (loss)	$1,037	$(4,856)	$6,107	$(301)	$42,506

Realized and unrealized gain (loss) on investments
Capital gains distributions	63,480	28,419	—	39,481	325,406

Net realized gain (loss) from shares sold	13,302	21,003	990	13,947	(42,013)

Net unrealized (depreciation) appreciation on investments	(51,734)	6,530	(4,218)	(19,333)	439,419

Net realized and unrealized gain (loss) on investments	25,048	55,952	(3,228)	34,095	722,812

Increase (decrease) in net assets resulting from operations	26,085	51,096	2,879	33,794	765,318

Accumulation unit transactions:
Participant deposits	5,183	5,344	33,173	360	35,086
Transfers between investment
sub-accounts and general account, net	(32,676)	(896)	92,092	(2,127)	(51,835)
Net surrenders and lapses	(35,006)	(44,096)	(193,360)	(41,595)	(559,247)
Contract benefits	—	(5,152)	—	—	(25,901)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(268)	(538)	(812)	(203)	(2,930)
Other	12	(14)	45	—	511

Total net accumulation unit transactions	(62,755)	(45,352)	(68,862)	(43,565)	(604,316)

(Decrease) increase in net assets	(36,670)	5,744	(65,983)	(9,771)	161,002

Net assets, beginning of period	$445,238	$369,773	$1,615,662	$407,406	$5,062,315

Net assets, end of period	$408,568	$375,517	$1,549,679	$397,635	$5,223,317

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	Fidelity Variable Insurance Products
		High
	Growth	Income	Overseas	Contrafund II	Contrafund
Net investment (loss) gain	$(63,465)	$119,249	$(1,301)	$(46,657)	$116

Realized and unrealized (loss) gain on investments
Capital gains distributions	458,909	—	5,139	630,979	—

Net realized gain (loss) from shares sold	263,813	21,963	83,344	293,148	—

Net unrealized (depreciation) appreciation on investments	(699,431)	257,169	(308,254)	(428,198)	527

Net realized and unrealized gain (loss) on investments	23,291	279,132	(219,771)	495,929	527

(Decrease) increase in net assets resulting from operations	(40,174)	398,381	(221,072)	449,272	643

Accumulation unit transactions:
Participant deposits	25,394	87,064	73,755	75,670	35,397
Transfers between investment
sub-accounts and general account, net	9,572	(15,341)	103,192	(9,301)	10,659
Net surrenders and lapses	(471,611)	(471,346)	(487,670)	(1,271,257)	—
Contract benefits	(36,879)	(36,803)	(83,957)	(23,398)	—
Loan collateral interest received	332	271	100	70	—
Transfers for policy loans	(510)	588	(151)	(161)	—
Contract charges	(2,286)	(1,851)	(1,927)	(5,047)	—
Other	(336)	(105)	(171)	200	1

Total net accumulation unit transactions	(476,324)	(437,523)	(396,829)	(1,233,224)	46,057

(Decrease) increase in net assets	(516,498)	(39,142)	(617,901)	(783,952)	46,700

Net assets, beginning of period	$5,055,670	$3,209,908	$3,531,463	$8,325,054	$—

Net assets, end of period	$4,539,172	$3,170,766	$2,913,562	$7,541,102	$46,700

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	Fidelity Variable Insurance Product Funds
	Disciplined	Dynamic	Growth
	Small Cap	Capital Apprec	Opportunities	Index 500	Mid Cap
Net investment gain (loss)	$142	$499	$(2)	$643	$4

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	—	1

Net realized gain (loss) from shares sold	226	24	—	—	—

Net unrealized appreciation (depreciation) on investments	14,840	3,018	(26)	1,582	179

Net realized and unrealized gain (loss) on investments	15,066	3,042	(26)	1,582	180

Increase (decrease) in net assets resulting from operations	15,208	3,541	(28)	2,225	184

Accumulation unit transactions:
Participant deposits	116,053	162,168	4,224	70,294	3,277
Transfers between investment
sub-accounts and general account, net	848	6,043	—	7,941	8,230
Net surrenders and lapses	(4,178)	(6,379)	—	—	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	—	—	—	—	—
Other	(388)	(177)	—	57	—

Total net accumulation unit transactions	112,335	161,655	4,224	78,292	11,507

Increase (decrease) in net assets	127,543	165,196	4,196	80,517	11,691

Net assets, beginning of period	$—	$—	$—	$—	$—

Net assets, end of period	$127,543	$165,196	$4,196	$80,517	$11,691

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	Fidelity Variable Insurance Product Funds
			Value	Investment	Money
	Index 500 II	III Mid Cap	Strategies	Grade Bond	Market
Net investment gain (loss)	$7,979	$(29,654)	$(546)	$46,045	$(93,328)

Realized and unrealized gain (loss) on investments
Capital gains distributions	10,862	200,291	—	2,825	—

Net realized gain (loss) from shares sold	398,091	174,994	443	(17,626)	—

Net unrealized appreciation (depreciation) on investments	614,635	(3,051)	18,093	166,050	—

Net realized and unrealized gain (loss) on investments	1,023,588	372,234	18,536	151,249	—

Increase (decrease) in net assets resulting from operations	1,031,567	342,580	17,990	197,294	(93,328)

Accumulation unit transactions:
Participant deposits	187,543	95,013	10,590	30,545	359,530
Transfers between investment
sub-accounts and general account, net	(36,627)	28,867	6,551	(81,243)	123,150
Net surrenders and lapses	(767,523)	(418,690)	(17,165)	(726,177)	(3,156,584)
Contract benefits	(3,256)	(1,021)	—	(109,762)	(67,044)
Loan collateral interest received	100	—	—	37	90
Transfers for policy loans	94	—	—	446	(167)
Contract charges	(5,893)	(2,081)	(136)	(2,843)	(4,167)
Other	(505)	80	(8)	(88)	133

Total net accumulation unit transactions	(626,067)	(297,832)	(168)	(889,085)	(2,745,059)

Increase (decrease) in net assets	405,500	44,748	17,822	(691,791)	(2,838,387)

Net assets, beginning of period	$10,511,415	$3,322,358	$208,231	$5,997,138	$9,373,229

Net assets, end of period	$10,916,915	$3,367,106	$226,053	$5,305,347	$6,534,842

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	Fidelity Variable
	Insurance
	Product Funds	Franklin Templeton Variable Insurance Products Trust
	Real	Foreign	Global	Mutual Global	High
	Estate	Securities	Real Estate	Discovery	Income VIP
Net investment gain (loss)	$379	$8,169	$(1,856)	$4,383	$(52)

Realized and unrealized gain (loss) on investments
Capital gains distributions	219	26,349	—	69,073	—

Net realized (loss) gain from shares sold	(9)	(4,760)	72,180	12,994	—

Net unrealized (depreciation) appreciation on investments	(1,243)	47,364	(69,482)	11,563	299

Net realized and unrealized (loss) gain on investments	(1,033)	68,953	2,698	93,630	299

(Decrease) increase in net assets resulting from operations	(654)	77,122	842	98,013	247

Accumulation unit transactions:
Participant deposits	40,606	25,741	16,357	31,726	12,743
Transfers between investment
sub-accounts and general account, net	1,873	(21,063)	(1,328)	(17,382)	938
Net surrenders and lapses	—	(160,870)	(147,157)	(102,310)	—
Contract benefits	—	(1,891)	(886)	—	—
Loan collateral interest received	—	—	75	—	—
Transfers for policy loans	—	—	(127)	—	—
Contract charges	—	(952)	(521)	(465)	—
Other	—	(233)	74	2	—

Total net accumulation unit transactions	42,479	(159,268)	(133,513)	(88,429)	13,681

Increase (decrease) in net assets	41,825	(82,146)	(132,671)	9,584	13,928

Net assets, beginning of period	$—	$1,652,557	$1,041,157	$902,091	$—

Net assets, end of period	$41,825	$1,570,411	$908,486	$911,675	$13,928

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	Franklin Templeton Variable Insurance Products Trust
	Mutual Global	Mutual Shares	Rising	Small Cap	Small-Midcap
	Discovery II	Securities	Dividends	Value	Growth
Net investment (loss) gain	$(4)	$4,859	$(73)	$(2,002)	$(4,363)

Realized and unrealized (loss) gain on investments
Capital gains distributions	—	67,771	—	57,659	36,437

Net realized gain (loss) from shares sold	—	22,445	—	20,998	(8,598)

Net unrealized appreciation (depreciation) on investments	90	13,226	675	17,367	(15,692)

Net realized and unrealized gain (loss) on investments	90	103,442	675	96,024	12,147

Increase (decrease) in net assets resulting from operations	86	108,301	602	94,022	7,784

Accumulation unit transactions:
Participant deposits	13	3,314	22,852	5,417	14,700
Transfers between investment
sub-accounts and general account, net	5,330	(23,081)	9,292	(11,264)	7,143
Net surrenders and lapses	—	(93,102)	—	(42,963)	(19,503)
Contract benefits	—	(11,302)	—	(1,523)	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	—	(801)	—	(210)	(52)
Other	—	(19)	1	65	(9)

Total net accumulation unit transactions	5,343	(124,991)	32,145	(50,478)	2,279

Increase (decrease) in net assets	5,429	(16,690)	32,747	43,544	10,063

Net assets, beginning of period	$—	$893,326	$—	$350,727	321,530

Net assets, end of period	$5,429	$876,636	$32,747	$394,271	331,593

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	Franklin Templeton
	Variable Insurance	Goldman
	Products Trust	Sachs	Invesco
	US	Growth	Diversified	Equity &	Global
	Government	Opportunities	Dividend Series	Income Series	Health Care
Net investment gain (loss)	$12,045	$(1)	$(14)	$22	$(24,982)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	4	—	175	260,304

Net realized (loss) gain from shares sold	(11,404)	—	—	1	165,483

Net unrealized (depreciation) appreciation on investments	(7,857)	(15)	414	1,098	(647,930)

Net realized and unrealized (loss) gain on investments	(19,261)	(11)	414	1,274	(222,143)

(Decrease) increase in net assets resulting from operations	(7,216)	(12)	400	1,296	(247,125)

Accumulation unit transactions:
Participant deposits	140,409	—	7,119	6,527	11,002
Transfers between investment
sub-accounts and general account, net	59,936	938	—	19,935	54,869
Net surrenders and lapses	(90,488)	—	—	—	(217,031)
Contract benefits	(1,779)	—	—	—	(85,795)
Loan collateral interest received	—	—	—	—	37
Transfers for policy loans	—	—	—	—	440
Contract charges	(488)	—	—	—	(965)
Other	50	—	(1)	(1)	(176)

Total net accumulation unit transactions	107,640	938	7,118	26,461	(237,619)

Increase (decrease) in net assets	100,424	926	7,518	27,757	(484,744)

Net assets, beginning of period	782,320	$—	$—	$—	$2,085,016

Net assets, end of period	882,744	$926	$7,518	$27,757	$1,600,272

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

					Neuberger
					Berman
				JP Morgan	Advisors
				Insurance	Management
	Invesco			Trust	Trust
	Government	Mid		Small	Mid Cap
	Securities	Cap Growth	Technology	Cap Core	Growth
Net investment gain (loss)	$26	$(9,117)	$(13,472)	$(5,555)	$(9,702)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	64,470	41,841	54,166	31,648

Net realized (loss) gain from shares sold	(1)	28,298	49,287	40,233	(15,669)

Net unrealized (depreciation) appreciation on investments	(155)	(86,009)	(102,735)	24,111	14,992

Net realized and unrealized (loss) gain on investments	(156)	6,759	(11,607)	118,510	30,971

(Decrease) increase in net assets resulting from operations	(130)	(2,358)	(25,079)	112,955	21,269

Accumulation unit transactions:
Participant deposits	888	15,902	1,427	8,906	20,782
Transfers between investment
sub-accounts and general account, net	4,810	(10,124)	(27,558)	(16,369)	(4,504)
Net surrenders and lapses	—	(84,390)	(127,428)	(84,884)	(72,945)
Contract benefits	—	—	—	(1,036)	(25,602)
Loan collateral interest received	—	—	74	—	—
Transfers for policy loans	—	—	890	(4)	—
Contract charges	—	(277)	(590)	(411)	(91)
Other	—	21	(92)	12	(305)

Total net accumulation unit transactions	5,698	(78,868)	(153,277)	(93,786)	(82,665)

Increase (decrease) in net assets	5,568	(81,226)	(178,356)	19,169	(61,396)

Net assets, beginning of period	$—	$702,833	$1,099,768	$685,976	$734,133

Net assets, end of period	$5,568	$621,607	$921,412	$705,145	$672,737

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

					Oppenheimer
					Variable
	Neuberger Berman Advisors Management Trust				Products
	Large Cap	Short	Mid Cap Growth	Socially	Conservative
	Value	Duration Bond	Class S	Responsive	Balanced
Net investment (loss) gain	$(6,395)	$(8,921)	$(6,116)	$(451)	$1,620

Realized and unrealized (loss) gain on investments
Capital gains distributions	86,083	—	22,293	3,407	—

Net realized gain (loss) from shares sold	51,674	(50,755)	(4,183)	(22)	1,693

Net unrealized appreciation (depreciation) on investments	106,825	53,760	(268)	6,907	4,147

Net realized and unrealized gain (loss) on investments	244,582	3,005	17,842	10,292	5,840

Increase (decrease) in net assets resulting from operations	238,187	(5,916)	11,726	9,841	7,460

Accumulation unit transactions:
Participant deposits	4,699	107,995	11,181	53,924	650
Transfers between investment
sub-accounts and general account, net	(19,741)	61,521	18,335	(641)	(2,519)
Net surrenders and lapses	(124,261)	(516,969)	(46,381)	—	(1,828)
Contract benefits	(1,416)	(30,100)	—	—	—
Loan collateral interest received	75	—	—	—	—
Transfers for policy loans	(146)	—	—	—	—
Contract charges	(368)	(1,613)	(241)	(6)	(110)
Other	144	33	6	(6)	1

Total net accumulation unit transactions	(141,014)	(379,133)	(17,100)	53,271	(3,806)

Increase (decrease) in net assets	97,173	(385,049)	(5,374)	63,112	3,654

Net assets, beginning of period	$1,004,553	$4,417,502	$463,441	$35,269	$218,544

Net assets, end of period	$1,101,726	$4,032,453	$458,067	$98,381	$222,198

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	Oppenheimer Variable Products		Sentinel Variable Products Trust
	Main Street	Global Strategic			Common
	Small Cap	Income	Balanced	Bond	Stock
Net investment (loss) gain	$(2,221)	$39,647	$(900)	$53,443	$38,171

Realized and unrealized (loss) gain on investments
Capital gains distributions	7,394	—	146,453	—	1,378,760

Net realized gain (loss) from shares sold	2,268	(13,955)	198,838	(105,390)	647,562

Net unrealized appreciation (depreciation) on investments	23,785	30,234	137,456	4,071	(539,837)

Net realized and unrealized gain (loss) on investments	33,447	16,279	482,747	(101,319)	1,486,485

Increase (decrease) in net assets resulting from operations	31,226	55,926	481,847	(47,876)	1,524,656

Accumulation unit transactions:
Participant deposits	2,000	53,766	961,498	428,422	728,730
Transfers between investment sub-accounts and general account, net	13,791	82,898	(430,644)	105,006	(345,855)
Net surrenders and lapses	(14,777)	(97,132)	(716,420)	(899,386)	(1,884,122)
Contract benefits	—	—	(443,317)	(182,697)	(369,230)
Loan collateral interest received	—	—	—	484	—
Transfers for policy loans	—	—	—	(874)	(4)
Contract charges	(64)	(537)	(6,252)	(4,409)	(8,221)
Other	(6)	—	5,237	71	(670)

Total net accumulation unit transactions	944	38,995	(629,898)	(553,383)	(1,879,372)

Increase (decrease) in net assets	32,170	94,921	(148,051)	(601,259)	(354,716)

Net assets, beginning of period	$185,007	$1,156,032	$9,139,682	$9,027,832	$17,023,515

Net assets, end of period	$217,177	$1,250,953	$8,991,631	$8,426,573	$16,668,799

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	Sentinel Variable
	Products Trust		T Rowe Price Equity Series
		Small	Blue Chip	Equity	Health
	Mid Cap (1)	Company (1)	Growth	Income	Sciences
Net investment (loss) gain	$(21,321)	$(205,676)	$(28,570)	$28,416	$(28,958)

Realized and unrealized (loss) gain on investments
Capital gains distributions	410,102	1,280,801	—	433,862	15,191

Net realized (loss) gain from shares sold	(459,942)	117,789	213,429	480,523	143,663

Net unrealized appreciation (depreciation) on investments	196,187	1,707,607	(209,668)	(208,112)	(414,660)

Net realized and unrealized gain (loss) on investments	146,347	3,106,197	3,761	706,273	(255,806)

Increase (decrease) in net assets resulting from operations	125,026	2,900,521	(24,809)	734,689	(284,764)

Accumulation unit transactions:
Participant deposits	17,466	281,901	81,100	112,931	29,373
Transfers between investment sub-accounts and general account, net	(4,429,611)	3,913,111	34,472	(318,728)	48,466
Net surrenders and lapses	(211,562)	(1,890,529)	(269,452)	(539,187)	(137,735)
Contract benefits	(33,626)	(114,737)	(22,719)	(38,280)	(14,870)
Loan collateral interest received	—	134	—	—	—
Transfers for policy loans	—	277	—	—	—
Contract charges	(1,338)	(8,514)	(911)	(1,690)	(1,011)
Other	(7,457)	9,076	(251)	1,126	(478)

Total net accumulation unit transactions	(4,666,128)	2,190,719	(177,761)	(783,828)	(76,255)

(Decrease) increase in net assets	(4,541,102)	5,091,240	(202,570)	(49,139)	(361,019)

Net assets, beginning of period	$4,541,102	$13,331,894	$2,249,123	$4,685,340	$2,377,025

Net assets, end of period	$—	$18,423,134	$2,046,553	$4,636,201	$2,016,006

(1)	In 2016, the Sentinel Variable Products Mid Cap Fund was reorganized into the Sentinel Variable Products Small Company Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	T Rowe Price Equity Series		Van Eck VIPT
	MidCap	Personal	Unconstrained	Emerging	Global Hard
	Growth II	Strategy	Emerging Markets	Markets	Assets
Net investment (loss) gain	$(18)	$999	$(20,022)	$(13,996)	$(14,780)

Realized and unrealized (loss) gain on investments
Capital gains distributions	604	8,239	—	7,504	—

Net realized gain (loss) from shares sold	—	296	(139,777)	(22,365)	(135,898)

Net unrealized (depreciation) appreciation on investments	(341)	9,106	231,900	19,758	670,530

Net realized and unrealized gain (loss) on investments	263	17,641	92,123	4,897	534,632

Increase (decrease) in net assets resulting from operations	245	18,640	72,101	(9,099)	519,852

Accumulation unit transactions:
Participant deposits	9,000	5,025	45,146	31,107	69,450
Transfers between investment sub-accounts and general account, net	—	2,756	(67,296)	45,983	(57,326)
Net surrenders and lapses	—	(52,588)	(154,469)	(117,017)	(127,152)
Contract benefits	—	—	(13,903)	(3,356)	(4,898)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	—	(430)	(378)	(444)	(267)
Other	—	(2)	(100)	53	552

Total net accumulation unit transactions	9,000	(45,239)	(191,000)	(43,674)	(119,641)

Increase (decrease) in net assets	9,245	(26,599)	(118,899)	(52,773)	400,211

Net assets, beginning of period	$—	392,804	$1,490,529	$1,494,249	$1,149,628

Net assets, end of period	$9,245	366,205	$1,371,630	$1,441,476	$1,549,839

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2016

	Van Eck VIPT		Wells Fargo Variable Trust
	Global Hard	Long/Short
	Assets	Equity Index	Discovery	Opportunity
Net investment (loss) gain	$(130)	$(29)	$(32,793)	$15,763

Realized and unrealized (loss) gain on investments
Capital gains distributions	—	—	178,577	236,511

Net realized gain (loss) from shares sold	9	—	192,236	133,136

Net unrealized appreciation (depreciation) on investments	2,115	248	(199,942)	(154,664)

Net realized and unrealized gain (loss) on investments	2,124	248	170,871	214,983

Increase (decrease) in net assets resulting from operations	1,994	219	138,078	230,746

Accumulation unit transactions:
Participant deposits	—	14,400	22,797	8,262
Transfers between investment sub-accounts and general account, net	49,489	—	(77,626)	(31,417)
Net surrenders and lapses	—	—	(302,228)	(383,238)
Contract benefits	—	—	(53,043)	(7,269)
Loan collateral interest received	—	—	404	—
Transfers for policy loans	—	—	(114)	(5)
Contract charges	—	—	(1,623)	(2,390)
Other	—	—	(531)	(588)

Total net accumulation unit transactions	49,489	14,400	(411,964)	(416,645)

Increase (decrease) in net assets	51,483	14,619	(273,886)	(185,899)

Net assets, beginning of period	$—	$—	$2,572,834	$2,372,869

Net assets, end of period	$51,483	$14,619	$2,298,948	$2,186,970

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 1 –NATURE OF OPERATIONS

National Variable Annuity Account II (the “Variable Account”) began operations on June 20, 1997 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (“National Life”). The Variable Account was established by National Life as a separate account to invest the net purchase payments received from the sale of certain variable annuity products. National Life allocates premiums received on individual flexible premium variable annuity contracts issued by National Life (“Contracts”), the first such Contract being known as Sentinel Advantage Variable Annuity (“SAVA”) and Sentinel Advantage Variable Annuity-5 (“SAVA5”). Such individual variable annuity contracts will be the only type of contracts which will allocate assets to the Variable Account, although such Contracts may be sold in a variety of contexts, including to pension or profit-sharing plans and to deferred compensation plans. Equity Services, Inc., a controlled affiliate of National Life, is the principal underwriter for the variable annuity contracts issued by National Life.

The Variable Account invests the accumulated contract holder contract values in shares of mutual fund portfolios within The Alger Portfolios, AllianceBernstein Variable Products Series (“VPS”) Fund Inc., American Century Variable Portfolios (“ACVP”) Inc., American Funds, Blackrock, Deutsche Variable Series II, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Product Funds (“FVIPF”), Franklin Templeton Variable Insurance Products Trust, Goldman Sachs, Invesco Variable Insurance Funds, JP Morgan Insurance Trust, Neuberger Berman Advisors Management Trust, Oppenheimer Variable Account Funds, Sentinel Variable Products Trust (“SVPT”), T Rowe Price Equity Series Inc., Van Eck VIP Trust, and Wells Fargo Variable Trust. Net purchase payments received by the Variable Account are deposited in the portfolios as designated by the contract holder. Contract holders may also direct the allocations of their contract value to a declared interest account within the General Account of National Life and may transfer contract value between the portfolios within the Variable Account and the declared interest account.

There are 111 sub-accounts within the Variable Account as of December 31, 2017. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated contract holder contract values of the underlying variable annuity contracts investing in the sub-account.

During 2017, the following changes were made: On October 27, 2017 the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds. The Dreyfus Socially Responsible Growth Fund was renamed Dreyfus Sustainable US Equity Portfolio, Inc. and the Deutsche Large Cap Value VIP was renamed Deutsche CROCI ® U.S. VIP. The Franklin Templeton High Income VIP Fund and the Van Eck VIP Long/Short Equity Index Fund liquidated in 2017.

During 2016, the following changes were made: Effective at the close of business on June 17, 2016, the Sentinel Variable Products Mid Cap Fund (the “SVP Mid Cap Fund”) was reorganized into the Sentinel Variable Products Small Company Fund (the “SVP Small Company Fund”).

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 2 –SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S.GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed in statements:

Investments

The portfolios consist of the Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Small Cap Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy, AllianceBernstein VPS Growth, AllianceBernstein International Growth, AllianceBernstein VPS International Value, AllianceBernstein VPS International Value Portfolio, AllianceBernstein Real Estate Investment, AllianceBernstein Small Mid Cap Portfolio, AllianceBernstein VPS Small/Mid Cap Value, AllianceBernstein VPS Value, ACVP Income & Growth, ACVP Inflation Protection, ACVP International, ACVP Ultra, ACVP Value, ACVP Capital Appreciation, ACVP Growth, ACVP Large Company, ACVP, Ultra II, ACVP Value, American Funds Asset Allocation, American Funds Global Bond, American Funds Growth-Income, American Fund Global Growth & Income, American Fund Global Small Capitalization Fund, American Fund High-Income Bond, American Fund New World, Blackrock Equity Dividend V.I. Fund, Blackrock iShares Alternative Strategies V.I. Fund, Blackrock iShares Dynamic Fixed Income V.I. Fund, Blackrock iShares Equity Appreciation V.I. Fund, Blackrock Global Allocation, Blackrock Government Money Market V.I. Fund, Blackrock Value Opportunities V.I. Fund, Deutsche CROCI® U.S. VIP Fund, Deutsche Investments VIT Small Cap Index VIP, Deutsche Variable Series II Small Mid Cap Value VIP, Dreyfus Appreciation Fund, Dreyfus Opportunistic Small Cap Fund, Dreyfus Quality Bond Fund, Dreyfus Sustainable U.S. Equity Portfolio, Inc., FVIPF Equity Income, FVIPF Growth, FVIPF High Income, FVIPF Overseas, FVIPF II Contrafund, FVIPF Contrafund, FVIPF Disciplined Small Cap, FVIPF Dynamic Capital Appreciation, FVIPF Freedom Income, FVIPF Growth Opportunities, FVIPF Index 500, FVIPF Mid Cap, FVIPF II Index 500, FVIPF III Mid Cap, FVIPF III Value Strategies, FVIPF V Investment Grade Bond, FVIPF V Money Market, FVIPF Real Estate, Franklin Templeton Developing Market, Franklin Templeton Foreign VIP, Franklin Templeton Global Real Estate VIP, Franklin Templeton Mutual Global Discovery Securities, Franklin Templeton Global Bond, Franklin Templeton High Income VIP, Franklin Templeton Mutual Global Discovery, Franklin Templeton Mutual Shares VIP, Franklin Templeton Rising Dividends, Franklin Templeton Small Cap Value Securities Fund, Franklin Templeton Small-Midcap Growth Securities Fund, Franklin Templeton Small-Midcap Growth Fund, Franklin Templeton US Government, Goldman Sachs Capital Equity Insight, Goldman Sachs Equity Index, Goldman Sachs VIT Growth Opportunities Fund, Goldman Sachs High Quality Float, Invesco Diversified Dividend Fund, Invesco Equity & Income Fund, Invesco V.I Global Health Care Fund, Invesco Global Real Estate, Invesco V.I. Government Securities Fund, Invesco High Yield Fund, Invesco International Growth Fund, Invesco V.I. Mid Cap Growth Fund, Invesco V.I Technology Fund, JP Morgan Insurance Trust Small Cap Core, Neuberger Berman Mid Cap Growth, Neuberger Berman Large Cap Value, Neuberger Berman Short Duration Bond, Neuberger Berman Mid Cap Growth Class S, Neuberger Berman Socially Responsive, Oppenheimer Conservative Balanced Fund/VA, Oppenheimer Main Street Small Cap/VA, Oppenheimer Global Strategic Income/VA, SVPT Balanced, SVPT Bond, SVPT Common Stock, SVPT Small Company, T Rowe Price Blue Chip Growth, T Rowe Price Equity Income, T Rowe Price Health Sciences, T Rowe Price Mid Cap Growth, T Rowe Price Personal Strategies Balanced, Touchstone Balanced, Touchstone Bond, Touchstone Common Stock, Touchstone Small Company, Van Eck VIP Trust Unconstrained Emerging Markets Bond, Van Eck VIP Trust Emerging Markets, Van Eck VIP Emerging Markets Fund, Van Eck VIP Trust Global Hard Assets Portfolio, Van Eck VIP Trust Global Hard Assets Fund, Van Eck VIP Long/Short Equity Index Fund, Wells Fargo Variable Trust Discovery, and Wells Fargo Variable Trust Opportunity.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 2 –SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

Investment Valuation

Investments in the portfolios are valued at the closing net asset value per share as determined by each portfolio’s administrator, and are classified under Level 1 of the three-tier hierarchy established in Accounting Standards Codification (“ASC”) 820 – Fair Value Measurement. Under that hierarchy, Level 1 inputs consist of quoted prices in active markets for identical investments. During, there were no significant transfers between levels. The change in the difference between cost and market value 2017, is reflected as unrealized appreciation (depreciation) in the Statements of Operations.

Investment Transactions

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold was determined using the first in, first out method.

Contract Loans

Contract holders may obtain loans as outlined in the variable annuity contract. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Variable Account to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account.

Policyholder Transactions

Payments received from contract holders represent deposits under the contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contract holders may allocate contract value to the Variable Account and to the guaranteed interest account of National Life’s General Account. Transfers between the Variable Account and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account.

Surrenders, lapses and contract benefits are payments to contract holders and beneficiaries made under the terms of the contracts and amounts that contract holders have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract charges are administrative, cost of insurance, and other variable charges deducted monthly from the contracts.

Federal Income Taxes

The operations of the Variable Account are part of and taxed with, the total operations of National Life, under Subchapter L of the Internal Revenue Code (IRC). Under the current provisions of the IRC, National Life does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Variable Account. Based on this, no Federal income tax provision is required. National Life will review periodically the status of this policy in the event of changes in the tax law. The Variable Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2017.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 2 –SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Subsequent Events

National Life has evaluated events subsequent to December 31, 2017 and through the financial statement issuance date. National Life has not evaluated subsequent events after the issuance date for presentation in these financial statements.

NOTE 3 –CHARGES AND EXPENSES

The following table describes the charges and expenses assessed when buying, owning and surrendering a contract. Such charges reimburse National Life for the insurance and other benefits provided, its assumption of mortality and expense risks, and contract administration. The mortality risk assumed is that the annuitants under the contract may die later than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the contracts may exceed expected levels.

Charges and Deductions
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Mortality and Expense Risk Charge	Daily	Annual Rate of 1.25% of the average daily net assets of each sub-account of the Variable Account	Deducted from sub-accounts as a Reduction in Unit Value
Administration Charge	Daily	Annual Rate of 0.15% of the average daily net assets of each sub-account of the Variable Account	Deducted from sub-accounts as a Reduction in Unit Value
Contingent Deferred Sales Charge	Upon Withdrawal or Surrender, depending on the specifics and duration of the Contract	0% - 7% of Net Purchase Payments withdrawn or surrendered	Deducted from Accumulated Value upon Surrender or Lapse
Annual Contract Fee	Annually on Contract Anniversary on Contract Values under $50,000	$30	Unit Liquidation from Contract Value
Transfer Charge	Upon making a Transfer	Currently no amount is assessed	Deducted from Transfer amount

Premium Taxes	Upon Purchase Payment, Annuitization, Death of owner, or Surrender, depending on specifics of the Contract	Amount of Premium Taxes, up to 3.5%	Deducted from Purchase Payment or by Unit Liquidation from Contract Value
Riders	On the Date of Issue of the Contract and on each Monthly Contract Date	Amounts vary depending on the specifics of the Contract	Unit liquidation from Contract Value

The SVPT portfolios are managed by an affiliate of National Life. During the year ended December 31, 2017, management fees were paid directly by the sub-accounts to the affiliate investment manager.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 4 - INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 2017 are set forth below:

Portfolio	Shares	Cost

Alger American Fund
Capital Appreciation	29,045	$2,007,948
Large Cap Growth	142,641	$7,086,343
Small Cap Growth	53,361	$1,295,378
AllianceBernstein Variable Portfolios
Balanced Wealth Strategy	2,586	$28,742
Growth	237	$6,310
International Growth	14,428	$273,646
International Value	152,380	$2,018,707
International Value	97	$1,520
Real Estate Investment	11,464	$107,186
VPS Small/Mid Cap Value Portfolio	4,151	$81,704
Small/Mid Cap Value	89,885	$1,750,871
VPS Value	2,437	$37,365
American Century Variable Portfolios
VP Income & Growth	210,178	$1,581,500
VP Inflation Protection	128,948	$1,410,957
VP International	313,918	$2,676,484
VP Ultra	3,497	$49,224
VP Value	280,727	$1,868,882
VP Capital Appreciation	698	$9,614
VP Growth	17,919	$265,267
VP Large Company	876	$13,368
VP Ultra II	13,817	$240,685
VP Value	5,777	$61,215
American Funds
Asset Allocation	3,262	$73,597
Global Bond	8,315	$95,180
Growth -Income	4,537	$64,452
Global Growth & Income	1,709	$77,718
Global Small Cap	585	$13,079
High Income Bond	1,706	$18,812
New World	1,270	$26,521
Blackrock
Equity Dividend V.I. Fund	23,805	$281,819
iShares Alternative Strategies	3,765	$39,848
iShares Dynamic Fixed Income V.I.	58	$576
iShares Equity Appreciation V.I.	619	$6,195
Global Allocation	1,581	$22,378
Government Money Market	302,153	$302,153
Value Opportunities V.I. Fund	241	$5,107
Deutsche Variable Series II
CROCI® U.S. VIP (1)	14,095	$211,867
VIT Small Cap Index VIP	5,446	$86,331
Small Mid Cap Value VIP	80,907	$1,156,374
Dreyfus Variable Investment Fund
VIF Appreciation Portfolio	8,937	$371,897
VIF Opportunistic Small Cap Portfolio	6,687	$269,502
VIF Quality Bond Portfolio	118,820	$1,434,476
Sustainable U.S. Equity Portfolio (2)	6,549	$247,959

(1)	In 2017, the Deutsche Large Cap Value VIP was renamed Deutsche CROCI ® U.S. VIP.
(2)	In 2017, the Dreyfus Socially Responsible Growth Fund was renamed Dreyfus Sustainable US Equity Portfolio, Inc.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 4 - INVESTMENTS

Portfolio	Shares	Cost

Fidelity Variable Insurance Product Funds
Equity Income	218,712	$4,687,618
Growth	75,427	$3,424,520
High Income	518,273	$2,889,748
Overseas	138,383	$2,365,188
Contrafund	209,255	$6,096,495
VIP Contrafund	4,641	$157,796
Disciplined Small Cap	24,749	$381,089
Dynamic Capital Appreciation	32,366	$413,444
Freedom Income	263	$3,032
Growth Opportunities	822	$25,417
VIP Index 500	1,563	$366,487
VIP Mid Cap	10,196	$351,045
Index 500	42,750	$6,860,335
Mid Cap	93,478	$3,079,319
Value Strategies	17,666	$256,935
Investment Grade Bond	367,271	$4,727,447
Money Market	6,212,647	$6,212,647
Real Estate	3,693	$72,942
Franklin Templeton VIP Trust
Developing Market	4,321	$37,473
Foreign Securities	106,260	$1,586,655
Global Real Estate	52,531	$794,649
Mutual Global Discovery Securities	45,813	$987,175
Global Bond	2,034	$33,813
Franklin High Income VIP Fund (3)	—	$—
Franklin Mutual Global Discovery VIP Fund	1,879	$38,445
Mutual Shares Securities	44,868	$836,546
Franklin Rising Dividends VIP Fund	2,246	$56,558
Small Cap Value Securities	20,569	$394,424
Small-Midcap Growth Securities	20,205	$399,225
Small-Midcap Growth VIP Fund	2,708	$47,644
US Government	59,044	$766,270
Goldman Sachs
Capital Equity Insight	379	$5,089
Equity Index	15,768	$255,284
VIT Growth Opportunities Fund	2,435	$18,305
High Quality Float	1,209	$12,572
Invesco Variable Insurance Funds
V.I Diversified Dividend Fund	1,170	$30,849
V.I Equity and Income Fund	6,408	$114,545
Global Health Care	58,947	$1,508,671
Global Real Estate	134	$2,123
V.I. Government Securities Fund	986	$11,341
High Yield Fund	309	$1,705
International Growth Fund	283	$9,836
Mid Cap Growth	110,226	$500,476
Technology	41,284	$767,044

(3) During 2017, the Franklin Templeton High Income VIP Fund was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 4 - INVESTMENTS

Portfolio	Shares	Cost

JP Morgan Series Insurance Trust
Small Cap Core	28,289	$514,284
Neuberger Berman Advisors Management Trust
Mid-Cap Growth	29,579	$716,845
Large Cap Value	70,294	$837,187
Short Duration Bond	381,065	$4,107,798
Mid Cap Growth Class S	17,882	$392,954
Socially Responsive	3,839	$82,770
Oppenheimer Variable Products
Conservative Balanced Fund/VA	16,615	$245,549
Main Street Small- & Mid Cap/VA	7,820	$188,527
Global Strategic Income/VA	214,740	$1,137,994
Sentinel Variable Products Trust (4)
Balanced	—	$—
Bond	—	$—
Common Stock	—	$—
Small Company	—	$—
T Rowe Price Equity Series
Blue Chip Growth	93,672	$1,555,771
Equity Income	161,466	$3,848,836
Health Sciences	54,988	$1,874,070
Mid Cap Growth-II	954	$25,394
Personal Strategy Balanced	21,311	$446,865
Touchstone (4)
Balanced	692,720	$10,040,364
Bond	855,167	$8,156,961
Common Stock	918,411	$16,715,530
Small Company	1,199,535	$17,942,914
Van Eck VIPT
Unconstrained Emerging Markets Bond	156,987	$1,481,233
Emerging Markets	121,531	$1,536,302
Emerging Markets	1,473	$17,767
Global Hard Assets	61,705	$1,391,309
VIP Global Hard Assets Fund	7,781	$168,337
Long/Short Equity Index (5)	—	$—
Wells Fargo Variable Trust Funds
Discovery	81,085	$2,052,399
Opportunity	86,336	$1,772,420

(4)	On October 27, 2017 the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds.
(5)	During 2017, the Van Eck VIP Long/Short Equity Index Fund was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2017 are set forth below:

		Sales
Portfolio	Purchases	Proceeds
Alger American Fund
Capital Appreciation	$284,427	$449,340
Large Cap Growth	$937,604	$1,368,576
Small Cap Growth	$7,622	$271,606
Alliance Bernstein Variable Portfolios
Balanced Wealth Strategy	$28,308	$167
Growth	$374	$105
International Growth	$53,262	$90,180
International Value	$135,902	$528,941
International Value	$1,529	$9
Real Estate Investment	$71,321	$1,151
VPS Small\Mid Cap Value Portfolio	$83,268	$14,405
Small/Mid Cap Value	$234,487	$359,797
VPS Value	$22,301	$17,184
American Century Variable Portfolios
VP Income & Growth	$149,461	$205,611
VP Inflation Protection	$175,854	$236,482
VP International	$195,366	$843,308
VP Ultra	$4,430	$4,932
VP Value	$165,935	$1,129,670
VP Capital Appreciation	$1,388	$827
VP Growth	$266,585	$1,384
VP Large Company	$13,439	$73
VP Ultra II	$242,000	$1,376
VP Value	$57,891	$2,822
American Funds
Asset Allocation	$64,335	$3,579
Global Bond	$59,100	$1,066
Growth-Income	$84,988	$19,724
Global Growth & Income	$65,596	$6,882
Global Small Cap	$14,916	$1,852
High Income Bond	$10,401	$543
New World	$37,897	$17,613
Blackrock
Equity Dividend V.I. Fund	$283,921	$9,426
iShares Alternative Strategies	$26,881	$4,175
iShares Dynamic Fixed Income V.I.	$1,082	$507
iShares Equity Appreciation V.I.	$6,309	$128
Global Allocation	$29,647	$7,283
Government Money Market	$180,624	$97,520
Value Opportunities V.I. Fund	$5,268	$168
Deutsche Variable Series II
CROCI® U.S. VIP (1)	$14,067	$83,649
VIT Small Cap Index VIP	$18,477	$19,844
Small Mid Cap Value VIP	$131,970	$299,886
Dreyfus Variable Investment Fund
VIF Appreciation Portfolio	$66,730	$112,627
VIF Opportunistic Small Cap Portfolio	$14,603	$64,117
VIF Quality Bond Portfolio	$266,132	$429,787
Sustainable U.S. Equity Portfolio (2)	$23,890	$183,381

(1)	In 2017, the Deutsche Large Cap Value VIP was renamed Deutsche CROCI ® U.S. VIP.
(2)	In 2017, the Dreyfus Socially Responsible Growth Fund was renamed Dreyfus Sustainable US Equity Portfolio, Inc.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

		Sales
Portfolio	Purchases	Proceeds
Fidelity Variable Insurance Product Funds
Equity Income	$483,092	$918,613
Growth	$523,924	$637,915
High Income	$354,577	$753,433
Overseas	$201,894	$737,159
Contrafund	$644,214	$1,301,485
VIP Contrafund	$172,273	$63,025
Disciplined Small Cap	$290,738	$24,049
Dynamic Capital Appreciation	$271,059	$21,517
Freedom Income	$3,049	$17
Growth Opportunities	$23,327	$2,296
VIP Index 500	$634,569	$349,518
VIP Mid Cap	$349,660	$10,434
Index 500	$847,199	$2,165,443
Mid Cap	$257,298	$463,365
Value Strategies	$60,856	$17,149
Investment Grade Bond	$800,797	$1,483,533
Money Market	$3,069,381	$3,391,577
Real Estate	$34,428	$4,337
Franklin Templeton VIP Trust
Developing Market	$41,125	$3,693
Foreign Securities	$98,169	$232,992
Global Real Estate	$104,148	$204,913
Mutual Global Discovery Securities	$117,566	$106,291
Global Bond	$60,963	$27,185
Franklin High Income VIP (3)	$3,438	$17,763
Franklin Mutual Global Discovery	$48,195	$15,177
Mutual Shares Securities	$67,534	$45,436
Franklin Rising Dividends	$29,234	$5,040
Small Cap Value Securities	$71,926	$68,682
Small-Midcap Growth Securities	$60,148	$64,377
Small-Midcap Growth VIP Fund	$52,499	$4,839
US Government	$73,807	$217,522
Goldman Sachs
Capital Equity Insight	$5,223	$140
Equity Index	$256,607	$1,363
VIT Growth Opportunities Fund	$23,217	$5,975
High Quality Float	$17,185	$4,613
Invesco Variable Insurance Funds
V.I. Diversified Dividend Fund	$24,070	$342
V.I. Equity and Income Fund	$95,889	$8,089
Global Health Care	$162,021	$359,767
Global Real Estate	$2,182	$61
V.I. Government Securities Fund	$6,284	$637
High Yield Fund	$1,719	$15
International Growth Fund	$13,171	$3,416
Mid Cap Growth	$54,680	$146,406
Technology	$74,863	$297,106
JP Morgan Insurance Trust
Small Cap Core	$28,784	$100,021
Neuberger Berman Advisors Management Trust
Mid-Cap Growth	$58,991	$66,455
Large Cap Value	$86,827	$118,018
Short Duration Bond	$668,507	$691,863
Mid Cap Growth Class S	$14,536	$103,456
Socially Responsive	$16,581	$28,696

(3)	During 2017, the Franklin Templeton High Income VIP Fund was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

		Sales
Portfolio	Purchases	Proceeds
Oppenheimer Variable Products
Conservative Balanced Fund/VA	$82,155	$60,703
Main Street Small Cap/VA	$27,505	$59,997
Global Strategic Income/VA	$254,169	$421,873
Sentinel Variable Products Trust (4)
Balanced	$1,323,856	$11,318,707
Bond	$888,781	$9,561,967
Common Stock	$1,174,572	$20,582,919
Small Company	$1,027,886	$21,265,758
T Rowe Price Equity Series
Blue Chip Growth	$581,504	$479,785
Equity Income	$870,915	$960,151
Health Sciences	$460,888	$678,581
Mid Cap Growth I	$17,099	$1,409
Personal Strategy Balanced	$169,829	$122,725
Touchstone (4)
Balanced	$10,312,279	$278,043
Bond	$8,320,939	$164,410
Common Stock	$17,318,460	$608,091
Small Company	$18,876,651	$939,651
Van Eck VIPT
Unconstrained Emerging Markets Bond	$109,862	$214,832
Emerging Markets	$136,548	$387,375
Emerging Markets	$27,245	$9,841
Global Hard Assets Portfolio	$269,089	$341,172
Global Hard Assets Fund	$126,146	$7,222
Long/Short Equity Index Fund (5)	$1,715	$16,365
Wells Fargo Variable Trust Funds
Discovery	$173,497	$401,025
Opportunity	$244,404	$309,821

(4)	On October 27, 2017 the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds.
(5)	During 2017, the Van Eck VIP Long/Short Equity Index Fund was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 6 – CHANGES IN UNITS

							Alliance Bernstein
	Alger American Fund						Variable Products
	Capital		Large Cap		Small Cap		Balanced
	Appreciation		Growth		Growth		Wealth Strategy		Growth
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	96,337.00	—	321,452.02	—	58,092.98	57.46	—	596.97	—
Units issued	—	756.73	—	1,293.29	—	42.94	2,564.80	—	—	—
Units transferred	—	(338.08)	—	(12,702.14)	—	(1,615.48)	1.09	—	—	—
Units redeemed	—	(10,995.43)	—	(26,976.10)	—	(8,700.44)	(0.27)	—	(0.62)	—
Ending balance	—	85,760.22	—	283,067.07	—	47,820.00	2,623.08	—	596.35	—

	Alliance Bernstein Variable Products
	International		International		International		Real Estate		Small/Mid Cap
	Growth		Value		Value		Investment		Value
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	18,691.08	—	164,547.09	—	—	3,637.13	—	1,200.38	—
Units issued	—	290.04	—	856.88	127.74	—	583.08	—	5,651.34	—
Units transferred	—	347.36	—	(5,910.97)	—	—	5,689.17	—	19.91	—
Units redeemed	—	(2,620.35)	—	(20,016.69)	—	—	3.79	—	(10.81)	—
Ending balance	—	16,708.13	—	139,476.31	127.74	—	9,913.17	—	6,860.82	—

	Alliance Bernstein
	Variable Products				American Century Variable Products
	Small/Mid Cap		VPS		Income &		Inflation
	Value		Value		Growth		Protection		International
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	57,124.21	—	1,487.31	—	98,990.83	—	100,003.85	—	222,078.68
Units issued	—	765.12	—	27.35	—	128.68	—	433.11	—	1,484.11
Units transferred	—	(111.59)	—	438.74	—	797.70	—	8,952.07	—	(10,003.87)
Units redeemed	—	(6,321.13)	—	(241.28)	—	(6,697.13)	—	(15,192.48)	—	(25,005.60)
Ending balance	—	51,456.61	—	1,712.12	—	93,220.08	—	94,196.55	—	188,553.32

	American Century Variable Products
					Capital				Large
	Ultra		Value		Appreciation		Growth		Company
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	2,830.93	—	120,387.91	889.90	—	—	—	—	—
Units issued	—	1.34	—	413.84	—	—	19,901.06	—	—	—
Units transferred	—	(117.74)	—	1,261.12	(46.62)	—	—	—	1,162.97	—
Units redeemed	—	(6.43)	—	(31,496.78)	—	—	—	—	—	—
Ending balance	—	2,708.10	—	90,566.09	843.28	—	19,901.06	—	1,162.97	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 6 – CHANGES IN UNITS

	American Century
	Variable Products				American Funds
					Asset		Global		Growth -
	Ultra		Value		Allocation		Bond		Income
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	—	581.65	—	1,208.63	—	3,782.39	—	1,165.33	—
Units issued	19,368.81	—	4,587.68	—	2,157.87	—	—	—	4,484.35	—
Units transferred	—	—	224.02	—	3,121.12	—	5,961.80	—	856.55	—
Units redeemed	—	—	(0.61)	—	(150.59)	—	—	—	(0.86)	—
Ending balance	19,368.81	—	5,392.74	—	6,337.03	—	9,744.19	—	6,505.37	—

	American Funds								Blackrock
	Global Growth		Global		High Income		New		Equity
	& Income		Small Cap		Bond		World		Dividend
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	494.72	—	—	—	813.71	—	555.76	—	645.85	—
Units issued	816.35	—	269.02	—	266.36	—	1,138.61	—	20,970.37	—
Units transferred	4,359.11	—	873.13	—	533.53	—	795.96	—	946.38	—
Units redeemed	(239.96)	—	—	—	(1.14)	—	(69.37)	—	(0.34)	—
Ending balance	5,430.22	—	1,142.15	—	1,612.46	—	2,420.96	—	22,562.26	—

	Blackrock
	iShares		iShares		iShares		Global		Government
	Alternative		Dynamic		Equity		Allocation		Money Market
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	1,670.86	—	—	—	—	—	—	—	22,085.42	—
Units issued	1,530.52	—	57.40	—	575.05	—	623.33	—	4,740.64	—
Units transferred	637.51	—	—	—	(3.43)	—	1,428.15	—	9,438.61	—
Units redeemed	(1.37)	—	0.10	—	(0.56)	—	—	—	(5,573.03)	—
Ending balance	3,837.52	—	57.50	—	571.06	—	2,051.48	—	30,691.64	—

									Dreyfus Variable
	Blackrock		Deutsche Variable Series II						Investment Fund
	Value		CROCI®		Small		Small Mid Cap
	Opp V.I.		U.S. VIP (1)		Cap Index		Value		Appreciation
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	—	—	20,652.97	—	3,266.02	—	59,112.13	—	21,769.03
Units issued	350.49	—	—	233.78	—	12.82	—	172.41	—	166.48
Units transferred	(2.37)	—	—	(157.07)	—	229.72	—	459.82	—	(834.35)
Units redeemed	2.54	—	—	(5,103.52)	—	(375.56)	—	(7,611.15)	—	(4,146.91)
Ending balance	350.66	—	—	15,626.16	—	3,133.00	—	52,133.21	—	16,954.25

(1)	In 2017, the Deutsche Large Cap Value VIP was renamed Deutsche CROCI ® U.S. VIP.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 6 – CHANGES IN UNITS

							Fidelity Variable
	Dreyfus Variable Investment Fund						Insurance Product Funds
	Opportunistic		Quality		Sustainable		Equity
	Small Cap		Bond		U.S. Equity (2)		Income		Growth
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	22,559.64	—	112,891.12	—	29,864.15	—	204,739.41	—	179,839.94
Units issued	—	228.72	—	564.51	—	25.56	—	1,396.40	—	1,103.00
Units transferred	—	115.61	—	1,417.18	—	163.56	—	743.93	—	(4,379.74)
Units redeemed	—	(3,000.65)	—	(14,418.23)	—	(12,639.97)	—	(22,930.15)	—	(10,519.73)
Ending balance	—	19,903.32	—	100,454.58	—	17,413.30	—	183,949.59	—	166,043.47

(2)	In 2017, the Dreyfus Socially Responsible Growth Fund was renamed Dreyfus Sustainable US Equity Portfolio, Inc.

	Fidelity Variable Insurance Product Funds
	High								Disciplined
	Income		Overseas		Contrafund II		Contrafund		Small Cap
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	183,893.04	—	192,807.81	—	197,898.64	4,402.34	—	10,531.61	—
Units issued	—	584.58	—	1,500.87	—	1,342.55	4,222.10	—	22,641.53	—
Units transferred	—	4,249.52	—	(3,438.22)	—	(3,821.10)	4,898.86	—	(380.82)	—
Units redeemed	—	(33,392.79)	—	(27,872.74)	—	(22,083.45)	(5.27)	—	(0.51)	—
Ending balance	—	155,334.35	—	162,997.72	—	173,336.64	13,518.03	—	32,791.81	—

	Fidelity Variable Insurance Product Funds
	Dynamic		Freedom		Growth
	Capital Apprec		Income		Opportunities		Index 500		Mid Cap II
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	16,057.70	—	—	—	408.20	—	7,458.67	—	1,072.36	—
Units issued	20,808.61	—	282.83	—	1,912.33	—	21,640.76	—	24,981.93	—
Units transferred	(574.56)	—	—	—	(167.92)	—	3,457.68	—	3,673.78	—
Units redeemed	(0.69)	—	—	—	(2.62)	—	(170.39)	—	1.11	—
Ending balance	36,291.06	—	282.83	—	2,149.99	—	32,386.72	—	29,729.18	—

	Fidelity Variable Insurance Product Funds
					III Value		V Investment		V Money
	Index 500 II		III Mid Cap		Strategies		Grade Bond		Market
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	406,256.57	—	117,085.26	—	6,943.72	—	299,638.57	—	578,420.22
Units issued	—	1,707.86	—	812.59	—	23.65	—	591.45	—	17,158.10
Units transferred	—	(3,254.53)	—	(1,686.39)	—	(134.15)	—	18,739.24	—	110,328.14
Units redeemed	—	(45,305.40)	—	(9,973.67)	—	(254.82)	—	(60,640.96)	—	(151,515.05)
Ending balance	—	359,404.50	—	106,237.79	—	6,578.40	—	258,328.30	—	554,391.41

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 6 – CHANGES IN UNITS

	Fidelity Variable
	Insurance
	Product Funds		Franklin Templeton Variable Insurance Products Trust
	Real		Developing		Foreign		Global		Mutual Global
	Estate		Market		Securities		Real Estate		Discovery
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	4,170.17	—	—	—	—	101,626.10	—	61,515.18	—	44,859.32
Units issued	2,027.26	—	1,347.47	—	—	860.79	—	239.51	—	1,745.55
Units transferred	765.41	—	1,575.18	—	—	279.61	—	2,911.44	—	(433.22)
Units redeemed	(75.85)	—	—	—	—	(10,331.93)	—	(10,732.71)	—	(3,388.25)
Ending balance	6,886.99	—	2,922.65	—	—	92,434.57	—	53,933.42	—	42,783.40

	Franklin Templeton Variable Insurance Products Trust
	Global		High		Mutual Global		Mutual Shares		Rising
	Bond		Income VIP (3)		Discovery II		Securities		Dividends II
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	—	1,276.80	—	490.68	—	—	46,179.95	3,050.68	—
Units issued	2,701.40	—	223.92	—	1,706.10	—	—	39.11	76.79	—
Units transferred	597.34	—	(1,500.72)	—	1,005.11	—	—	241.80	2,060.15	—
Units redeemed	(0.10)	—	—	—	(0.61)	—	—	(1,424.95)	(158.76)	—
Ending balance	3,298.64	—	—	—	3,201.28	—	—	45,035.91	5,028.86	—

(3)	During 2017, the Franklin Templeton High Income VIP Fund was liquidated.

									Goldman
	Franklin Templeton Variable Insurance Products Trust								Sachs
	Small Cap		Small-Midcap		Small-Midcap		US		Capital
	Value		Growth		Growth		Government		Equity
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	14,969.20	—	16,880.03	—	—	—	79,384.08	—	—
Units issued	—	67.84	—	307.09	4,018.36	—	—	137.10	391.90	—
Units transferred	—	522.43	—	(683.99)	0.63	—	—	1,992.20	0.17	—
Units redeemed	—	(1,390.04)	—	(1,185.49)	(0.18)	—	—	(16,051.00)	—	—
Ending balance	—	14,169.43	—	15,317.64	4,018.81	—	—	65,462.38	392.07	—

	Goldman Sachs						Invesco V.I.
	Equity		Growth		High Quality		Diversified		Equity &
	Index		Opportunities		Float		Dividend		Income II
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	—	93.07	—	—	—	711.40	—	2,484.83	—
Units issued	20,287.19	—	1,184.96	—	1,163.00	—	1,603.82	—	4,430.20	—
Units transferred	—	—	229.67	—	92.04	—	484.19	—	3,036.12	—
Units redeemed	—	—	(1.45)	—	—	—	(0.83)	—	(0.53)	—
Ending balance	20,287.19	—	1,506.25	—	1,255.04	—	2,798.58	—	9,950.62	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 6 – CHANGES IN UNITS

	Invesco V.I.
	Global Health		Global		Government		High		International
	Care		Real Estate		Securities		Yield Fund		Growth Fund
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	88,324.56	—	—	567.56	—	—	—	—	—
Units issued	—	375.58	206.15	—	57.90	—	148.59	—	991.57	—
Units transferred	—	(1,577.99)	3.50	—	508.32	—	5.78	—	(35.34)	—
Units redeemed	—	(11,815.60)	1.44	—	(0.30)	—	—	—	(0.20)	—
Ending balance	—	75,306.55	211.09	—	1,133.48	—	154.37	—	956.03	—

					JP Morgan			Neuberger Berman
	Invesco V.I.				Insurance Trust		Advisors Management Trust
	Mid Cap				Small		Mid Cap		Large Cap
	Growth		Technology		Cap Core		Growth		Value
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	44,501.81	—	130,274.52	—	23,632.73	—	26,355.75	—	52,085.15
Units issued	—	469.35	—	524.39	—	356.76	—	504.64	—	510.37
Units transferred	—	1.66	—	(4,008.37)	—	(770.83)	—	261.47	—	985.98
Units redeemed	—	(8,260.99)	—	(26,187.55)	—	(1,826.65)	—	(1,059.28)	—	(3,910.60)
Ending balance	—	36,711.83	—	100,602.99	—	21,392.01	—	26,062.58	—	49,670.90

	Neuberger Berman						Oppenheimer
	Advisors Management Trust						Variable Products
	Short		Mid Cap Growth		Socially		Conservative		Main Street
	Duration Bond		Class S		Responsive		Balanced		Small Cap
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	388,067.20	—	46,553.06	—	3,829.49	—	12,447.46	—	6,753.24
Units issued	—	3,712.57	—	389.97	—	368.34	—	(37.08)	—	34.90
Units transferred	—	38,491.74	—	(1,340.26)	—	(68.55)	—	3,828.96	—	(244.69)
Units redeemed	—	(44,753.92)	—	(7,480.15)	—	(852.92)	—	(2,630.57)	—	(1,040.87)
Ending balance	—	385,517.59	—	38,122.62	—	3,276.36	—	13,608.77	—	5,502.58

	Oppenheimer
	Variable
	Products		Sentinel Variable Products Trust (4)
	Global
	Strategic						Common		Small
	Income		Balanced		Bond		Stock		Company
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	81,187.23	69,631.18	349,885.42	19,728.29	421,619.60	29,312.09	546,417.92	10,755.28	307,204.83
Units issued	—	72.15	52,560.33	646.93	3,783.70	2,726.79	28,930.44	2,755.77	2,423.91	1,257.06
Units transferred	—	2,335.34	(120,868.35)	(315,415.11)	(23,510.99)	(383,200.47)	(58,187.32)	(484,322.37)	(13,179.72)	(284,315.78)
Units redeemed	—	(13,361.24)	(1,323.16)	(35,117.24)	(1.00)	(41,145.92)	(55.21)	(64,851.32)	0.53	(24,146.11)
Ending balance	—	70,233.48	—	—	—	—	—	—	—	—

(4)	On October 27, 2017 the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 6 – CHANGES IN UNITS

	T Rowe Price Equity Services
	Blue Chip		Equity		Health		MidCap		Personal
	Growth		Income		Sciences		Growth II		Strategy
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	3,374.17	88,114.07	44.90	237,688.72	4,436.54	50,637.36	885.98	—	—	17,444.93
Units issued	25,702.27	428.87	7,155.18	1,253.95	2,377.94	558.70	541.96	—	—	9.67
Units transferred	1,621.20	1,130.73	853.68	329.01	6,593.72	(3,996.41)	593.18	—	—	5,192.57
Units redeemed	(3.50)	(11,263.56)	7.47	(32,362.08)	(79.74)	(4,773.12)	(0.52)	—	—	(4,156.70)
Ending balance	30,694.14	78,410.11	8,061.23	206,909.60	13,328.46	42,426.53	2,020.60	—	—	18,490.47

	Touchstone (4)								Van Eck VIPT
									Unconstrained
					Common		Small		Emerging
	Balanced		Bond		Stock		Company		Markets
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	—	—	—	—	—	—	—	—	130,744.19
Units issued	21,859.69	413.90	—	1,084.08	0.24	476.47	111.77	263.39	—	1,420.55
Units transferred	139,485.26	318,497.64	27,889.91	403,296.06	67,108.13	465,754.87	15,917.11	278,656.74	—	3,662.05
Units redeemed	(74.31)	(2,833.59)	2.99	(7,205.20)	(20.23)	(10,379.10)	2.95	(12,386.07)	—	(15,516.62)
Ending balance	161,270.64	316,077.95	27,892.90	397,174.94	67,088.14	455,852.24	16,031.83	266,534.06	—	120,310.17

(4)	On October 27, 2017 the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds.

	Van Eck VIPT
	Emerging		Emerging		Global Hard		Global Hard		Long/Short
	Markets		Markets		Assets		Assets II		Equity Index (5)
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	61,267.72	—	—	—	115,958.73	4,619.16	—	1,450.43	—
Units issued	—	378.73	789.32	—	—	686.57	4,187.98	—	—	—
Units transferred	—	(3,042.52)	762.66	—	—	9,862.44	7,708.53	—	(1,450.43)	—
Units redeemed	—	(4,401.45)	—	—	—	(13,501.85)	(1.28)	—	—	—
Ending balance	—	54,202.48	1,551.98	—	—	113,005.89	16,514.39	—	—	—

(5)	During 2017, the Van Eck VIP Long/Short Equity Index Fund was liquidated.

	Wells Fargo
	Variable Trust Funds
	Discovery		Opportunity
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	62,806.72	—	56,567.26
Units issued	—	619.06	—	433.16
Units transferred	—	(1,475.29)	—	(944.57)
Units redeemed	—	(6,739.29)	—	(5,030.39)
Ending balance	—	55,211.20	—	51,025.46

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 7 – FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Variable Account, the investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total return for the years ended December 31, 2017, 2016, 2015, 2014, and 2013 are shown below. Information for the years ended December 31, 2017, 2016, 2015, 2014, and 2013 reflects the adoption of AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts. Certain ratios presented for the prior year’s reflect the presentation used in the current year.

	At December 31, 2017						For the Year Ended December 31, 2017
							Investment
							Income
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Alger American Fund
Capital Appreciation	—	85,760.22	$—	$27.99	$—	$2,400,283	0.16%	1.40%	1.40%	0.00%	29.28%
Large Cap Growth	—	283,067.07	$—	$31.04	$—	$8,786,666	0.00%	1.40%	1.40%	0.00%	26.69%
Small Cap Growth	—	47,820.00	$—	$26.95	$—	$1,288,672	0.00%	1.40%	1.40%	0.00%	26.96%
Alliance Bernstein Variable Portfolios
Balanced Wealth Strategy	2,623.08	—	$11.57	$—	$30,339	$—	0.44%	1.40%	1.40%	13.92%	0.00%
VPS Growth	596.35	—	$13.40	$—	$7,994	$—	0.00%	1.40%	1.40%	32.30%	0.00%
International Growth	—	16,708.13	$—	$19.99	$—	$334,001	1.16%	1.40%	1.40%	0.00%	33.16%
International Value	—	139,476.31	$—	$17.81	$—	$2,483,790	2.11%	1.40%	1.40%	0.00%	23.69%
International Value	127.74	—	$12.28	$—	$1,569	$—	3.75%	1.40%	1.40%	0.00%	0.00%
Real Estate Investment Fund	9,913.17	—	$10.60	$—	$105,128	$—	1.67%	1.40%	1.40%	4.90%	0.00%
Small Mid Cap Portfolio	6,860.82	—	$13.00	$—	$89,162	$—	0.26%	1.40%	1.40%	11.29%	0.00%
Small/Mid CapValue	—	51,456.61	$—	$37.87	$—	$1,948,704	0.45%	1.40%	1.40%	0.00%	11.59%
VPS Value	—	1,712.12	$—	$24.66	$—	$42,215	1.22%	1.40%	1.40%	0.00%	12.01%
American Century Variable Portfolios
Income & Growth	—	93,220.08	$—	$24.15	$—	$2,251,002	2.34%	1.40%	1.40%	0.00%	18.83%
Inflation Protection	—	94,196.55	$—	$14.00	$—	$1,319,134	2.87%	1.40%	1.40%	0.00%	2.49%
International	—	188,553.32	$—	$20.28	$—	$3,823,521	0.92%	1.40%	1.40%	0.00%	29.40%
Ultra	—	2,708.10	$—	$24.98	$—	$67,640	0.36%	1.40%	1.40%	0.00%	30.40%
Value	—	90,566.09	$—	$34.75	$—	$3,146,951	1.65%	1.40%	1.40%	0.00%	7.25%
Capital Appreciation	843.28	—	$12.36	$—	$10,422	$—	0.00%	1.40%	1.40%	19.99%	0.00%
Growth	19,901.06	—	$13.37	$—	$266,096	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Large Company	1,162.97	—	$12.05	$—	$14,018	$—	1.16%	1.40%	1.40%	0.00%	0.00%
Ultra	19,368.81	—	$13.57	$—	$262,791	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Value	5,392.74	—	$12.02	$—	$64,821	$—	1.49%	1.40%	1.40%	7.08%	0.00%
American Funds
Asset Allocation	6,337.03	—	$12.05	$—	$76,330	$—	1.83%	1.40%	1.40%	14.31%	0.00%
Global Bond	9,744.19	—	$9.98	$—	$97,286	$—	0.42%	1.40%	1.40%	5.16%	0.00%
Growth-Income	6,505.37	—	$12.95	$—	$84,268	$—	1.57%	1.40%	1.40%	20.39%	0.00%
Global Growth & Income	5,430.22	—	$13.03	$—	$70,771	$—	2.78%	1.40%	1.40%	24.09%	0.00%
Global Small Cap	1,142.15	—	$12.76	$—	$14,569	$—	0.35%	1.40%	1.40%	0.00%	0.00%
High Income Bond	1,612.46	—	$11.44	$—	$18,454	$—	7.03%	1.40%	1.40%	5.16%	0.00%
New World	2,420.96	—	$13.11	$—	$31,731	$—	0.82%	1.40%	1.40%	27.28%	0.00%
Blackrock
Equity Dividend	22,562.26	—	$12.79	$—	$288,519	$—	1.47%	1.40%	1.40%	14.88%	0.00%
iShares Alternative
Strategies	3,837.52	—	$10.89	$—	$41,797	$—	2.72%	1.40%	1.40%	10.90%	0.00%
iShares Dynamic Fixed
Income V.I.	57.50	—	$10.10	$—	$581	$—	2.00%	1.40%	1.40%	0.00%	0.00%
iShares Equity Appreciation
V.I.	571.06	—	$12.69	$—	$7,246	$—	1.63%	1.40%	1.40%	0.00%	0.00%
Global Allocation	2,051.48	—	$11.44	$—	$23,463	$—	1.58%	1.40%	1.40%	0.00%	0.00%
Government Money Market	30,691.64	—	$9.84	$—	$302,152	$—	0.65%	1.40%	1.40%	-0.74%	0.00%
Value Opportunities	350.66	—	$12.90	$—	$4,524	$—	0.96%	1.40%	1.40%	0.00%	0.00%
Deutsche Variable Series II
CROCI® U.S. VIP (1)	—	15,626.16	$—	$15.04	$—	$234,969	1.19%	1.40%	1.40%	0.00%	20.76%
Small Cap Index Value	—	3,133.00	$—	$31.79	$—	$99,614	0.97%	1.40%	1.40%	0.00%	12.75%
Small Mid Cap Value	—	52,133.21	$—	$27.72	$—	$1,444,991	0.36%	1.40%	1.40%	0.00%	8.61%
Dreyfus Variable Investment
Fund
Appreciation	—	16,954.25	$—	$23.57	$—	$399,591	1.34%	1.40%	1.40%	0.00%	25.58%
Opportunistic Small Cap	—	19,903.32	$—	$20.47	$—	$407,373	0.00%	1.40%	1.40%	0.00%	22.96%
Quality Bond	—	100,454.58	$—	$14.15	$—	$1,421,086	2.16%	1.40%	1.40%	0.00%	3.05%
Sustainable U.S. Equity (2)	—	17,413.30	$—	$15.14	$—	$263,720	1.13%	1.40%	1.40%	0.00%	13.74%

(1)	In 2017, the Deutsche Large Cap Value VIP was renamed Deutsche CROCI ® U.S. VIP.

(2)	In 2017, the Dreyfus Socially Responsible Growth Fund was renamed Dreyfus Sustainable US Equity Portfolio, Inc.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2017						For the Year Ended December 31, 2017
							Investment
							Income
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Fidelity Variable Insur Product Funds
Equity Income	—	183,949.59	$—	$28.40	$—	$5,225,020	1.68%	1.40%	1.40%	0.00%	11.34%
Growth	—	166,043.47	$—	$33.64	$—	$5,585,361	0.21%	1.40%	1.40%	0.00%	33.27%
High Income	—	155,334.35	$—	$18.18	$—	$2,824,587	5.19%	1.40%	1.40%	0.00%	5.46%
Overseas	—	162,997.72	$—	$19.42	$—	$3,164,828	1.36%	1.40%	1.40%	0.00%	28.49%
Contrafund II Portfolio	—	173,336.64	$—	$45.80	$—	$7,939,151	0.98%	1.40%	1.40%	0.00%	20.20%
Contrafund	13,518.03	—	$12.72	$—	$171,952	$—	0.85%	1.40%	1.40%	19.91%	0.00%
Disciplined Small Cap	32,791.81	—	$12.75	$—	$418,250	$—	0.58%	1.40%	1.40%	5.32%	0.00%
Dynamic Capital
Appreciation	36,291.06	—	$12.53	$—	$454,739	$—	0.63%	1.40%	1.40%	21.80%	0.00%
Freedom Income	282.83	—	$10.79	$—	$3,051	$—	2.57%	1.40%	1.40%	0.00%	0.00%
Growth Opportunities	2,149.99	—	$13.60	$—	$29,244	$—	0.09%	1.40%	1.40%	32.33%	0.00%
Index 500	32,386.72	—	$12.93	$—	$418,609	$—	1.63%	1.40%	1.40%	19.73%	0.00%
Midcap	29,729.19	—	$12.96	$—	$385,302	$—	0.61%	1.40%	1.40%	18.88%	0.00%
Index 500 Portfolio	—	359,404.50	$—	$32.26	$—	$11,592,936	1.72%	1.40%	1.40%	0.00%	20.04%
Mid Cap Portfolio	—	106,237.78	$—	$34.26	$—	$3,640,049	0.68%	1.40%	1.40%	0.00%	19.14%
Value Strategies	—	6,578.40	$—	$38.32	$—	$252,091	1.46%	1.40%	1.40%	0.00%	17.71%
Investment Grade Bond	—	258,328.30	$—	$18.20	$—	$4,701,065	2.32%	1.40%	1.40%	0.00%	2.78%
Money Market	—	554,391.41	$—	$11.21	$—	$6,212,646	0.57%	1.40%	1.40%	0.00%	-0.81%
Real Estate	6,886.99	—	$10.26	$—	$70,690	$—	1.72%	1.40%	1.40%	2.34%	0.00%
Franklin Templeton VIP Trust
Developing Market	2,922.65	—	$15.20	$—	$44,419	$—	0.85%	1.40%	1.40%	0.00%	0.00%
Foreign Securities	—	92,434.57	$—	$17.78	$—	$1,643,838	2.63%	1.40%	1.40%	0.00%	15.08%
Global Real Estate	—	53,933.42	$—	$16.09	$—	$867,814	3.15%	1.40%	1.40%	0.00%	8.95%
Global Discovery	—	42,783.40	$—	$21.82	$—	$933,675	1.94%	1.40%	1.40%	0.00%	7.38%
Global Bond	3,298.64	—	$10.40	$—	$34,314	$—	0.00%	1.40%	1.40%	0.00%	0.00%
High Income VIP (3)	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	-100.00%	0.00%
Mutual Global Discovery	3,201.28	—	$11.84	$—	$37,905	$—	1.67%	1.40%	1.40%	7.10%	0.00%
Mutual Shares Securities	—	45,035.91	$—	$20.28	$—	$913,515	2.24%	1.40%	1.40%	0.00%	6.85%
Rising Dividends	5,028.86	—	$12.75	$—	$64,099	$—	1.44%	1.40%	1.40%	18.74%	0.00%
Small Cap Value Securities	—	14,169.43	$—	$28.74	$—	$407,267	0.52%	1.40%	1.40%	0.00%	9.13%
Small MidCap	—	15,317.64	$—	$23.52	$—	$360,257	0.00%	1.40%	1.40%	0.00%	19.73%
Small MidCap Growth	4,018.81	—	$12.45	$—	$50,025	$—	0.00%	1.40%	1.40%	0.00%	0.00%
US Government	—	65,462.38	$—	$11.15	$—	$729,788	2.92%	1.40%	1.40%	0.00%	0.25%
Goldman Sachs
Capital Equity Insight	392.07	—	$13.10	$—	$5,138	$—	0.31%	1.40%	1.40%	0.00%	0.00%
Equity Index	20,287.19	—	$12.90	$—	$261,750	$—	3.00%	1.40%	1.40%	0.00%	0.00%
Growth Opportunities Fund	1,506.25	—	$12.45	$—	$18,749	$—	0.00%	1.40%	1.40%	25.04%	0.00%
High Quality Float	1,255.04	—	$10.01	$—	$12,569	$—	1.27%	1.40%	1.40%	0.00%	0.00%
Invesco Variable Investment
Fund
Diversified Dividend Fund	2,798.58	—	$11.29	$—	$31,603	$—	1.52%	1.40%	1.40%	6.85%	0.00%
Equity & Income Fund	9,950.62	—	$12.20	$—	$121,440	$—	1.71%	1.40%	1.40%	9.25%	0.00%
Global Health Care	—	75,306.55	$—	$20.70	$—	$1,558,566	0.37%	1.40%	1.40%	0.00%	14.23%
Global Real Estate	211.09	—	$10.69	$—	$2,257	$—	3.05%	1.40%	1.40%	0.00%	0.00%
Government Securities	1,133.48	—	$9.84	$—	$11,155	$—	1.99%	1.40%	1.40%	0.32%	0.00%
High Yield	154.37	—	$10.95	$—	$1,690	$—	5.10%	1.40%	1.40%	0.00%	0.00%
International Growth	956.03	—	$11.66	$—	$11,146	$—	1.31%	1.40%	1.40%	0.00%	0.00%
Mid Cap Growth	—	36,711.83	$—	$16.87	$—	$619,472	0.00%	1.40%	1.40%	0.00%	20.80%
Technology	—	100,602.99	$—	$9.43	$—	$948,286	0.00%	1.40%	1.40%	0.00%	33.27%

(3)	During 2017, the Franklin Templeton High Income VIP Fund was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2017						For the Year Ended December 31, 2017
							Investment
							Income
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
JP Morgan Series Trust II
Small Cap Core	—	21,392.01	$—	$33.91	$—	$725,339	0.32%	1.40%	1.40%	0.00%	13.64%
Neuberger Berman
Advisors Mgmt
Mid Cap Growth	—	26,062.58	$—	$31.54	$—	$822,003	0.00%	1.40%	1.40%	0.00%	23.56%
Large Cap Value	—	49,670.90	$—	$23.65	$—	$1,174,621	0.58%	1.40%	1.40%	0.00%	11.80%
Short Duration Bond	—	385,517.59	$—	$10.34	$—	$3,985,940	1.47%	1.40%	1.40%	0.00%	-0.50%
Mid Cap Growth Class S	—	38,122.62	$—	$12.09	$—	$460,812	0.00%	1.40%	1.40%	0.00%	22.85%
Socially Responsive	—	3,276.36	$—	$30.01	$—	$98,309	0.53%	1.40%	1.40%	0.00%	16.80%
Oppenheimer Variable
Products
Conservative Balanced
Fund	—	13,608.77	$—	$19.18	$—	$261,017	1.78%	1.40%	1.40%	0.00%	7.45%
Main Street Small Cap	—	5,502.58	$—	$36.13	$—	$198,793	0.68%	1.40%	1.40%	0.00%	12.34%
Global Strategic Income
Bond	—	70,233.48	$—	$16.11	$—	$1,131,679	1.96%	1.40%	1.40%	0.00%	4.57%
Sentinel Variable Products
Trust (4)
Balanced	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	-100.00%	-100.00%
Bond	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	-100.00%	-100.00%
Common Stock	—	—	$—	$—	$—	$—	0.02%	1.40%	1.40%	-100.00%	-100.00%
Small Company	—	—	$—	$—	$—	$—	0.08%	1.40%	1.40%	-100.00%	-100.00%
T Rowe Price Equity
Services
Blue Chip Growth	30,694.14	78,410.11	$14.03	$30.58	$430,551	$2,397,421	0.00%	1.40%	1.40%	33.95%	33.95%
Equity Income	8,061.23	206,909.60	$12.72	$22.26	$102,548	$4,605,804	1.50%	1.40%	1.40%	14.24%	14.13%
Health Sciences	13,328.46	42,426.53	$12.37	$48.90	$164,939	$2,074,712	0.00%	1.40%	1.40%	25.55%	25.55%
Mid Cap Growth	2,020.60	—	$12.81	$—	$25,877	$—	0.00%	1.40%	1.40%	22.73%	0.00%
Personal Strategies	—	18,490.47	$—	$24.31	$—	$449,451	1.54%	1.40%	1.40%	0.00%	15.79%
Touchstone (4)
Balanced	161,270.64	316,077.95	$11.69	$26.58	$1,885,481	$8,401,417	0.00%	1.40%	1.40%	0.00%	0.00%
Bond	27,892.90	397,174.94	$10.05	$19.96	$280,375	$7,929,228	0.00%	1.40%	1.40%	0.00%	0.00%
Common Stock	67,088.14	455,852.24	$12.85	$35.86	$862,209	$16,348,809	0.00%	1.40%	1.40%	0.00%	0.00%
Small Company	16,031.83	266,534.06	$13.53	$69.98	$216,855	$18,651,836	0.00%	1.40%	1.40%	0.00%	0.00%
Van Eck VIPT
Unconstrained Emerging
Mkts	—	120,310.17	$—	$11.61	$—	$1,397,186	2.30%	1.40%	1.40%	0.00%	10.70%
Emerging Markets	—	54,202.48	$—	$35.05	$—	$1,899,529	0.43%	1.40%	1.40%	0.00%	48.95%
Emerging Markets	1,551.98	—	$14.69	$—	$22,795	$—	0.20%	1.40%	1.40%	0.00%	0.00%
Global Hard Assets
Portfolio	—	113,005.89	$—	$12.96	$—	$1,464,257	0.00%	1.40%	1.40%	0.00%	-3.05%
Global Hard Assets Fund	16,514.39	—	$10.78	$—	$177,945	$—	0.00%	1.40%	1.40%	-3.32%	0.00%
Long/Short Equity Index
Fund (5)	—	—	$—	$—	$—	$—	0.23%	1.40%	1.40%	-100.00%	0.00%
Wells Fargo Variable Funds
Discovery	—	55,211.20	$—	$46.61	$—	$2,573,646	0.00%	1.40%	1.40%	0.00%	27.35%
Opportunity	—	51,025.46	$—	$45.92	$—	$2,343,162	0.67%	1.40%	1.40%	0.00%	18.78%

(4)	On October 27, 2017 the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds.
(5)	During 2017, the Van Eck VIP Long/Short Equity Index Fund was liquidated.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2016						For the Year Ended December 31, 2016
							Investment
							Income
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Alger American Fund
Capital Appreciation	—	96,337.00	$—	$21.65	$—	$2,085,694	0.18%	1.40%	1.40%	0.00%	-0.89%
Large Cap Growth	—	321,452.02	$—	$24.50	$—	$7,875,766	0.00%	1.40%	1.40%	0.00%	-2.20%
Small Cap Growth	—	58,092.98	$—	$21.23	$—	$1,233,097	0.00%	1.40%	1.40%	0.00%	4.77%
Alliance Bernstein Variable
Portfolios
Balanced Wealth Strategy	57.46	—	$10.15	$—	$583	$—	0.00%	1.40%	1.40%	1.53%	0.00%
VPS Growth	596.97	—	$10.13	$—	$6,049	$—	0.00%	1.40%	1.40%	1.32%	0.00%
International Growth	—	18,691.08	$—	$15.01	$—	$280,591	0.00%	1.40%	1.40%	0.00%	-8.16%
International Value	—	164,547.09	$—	$14.40	$—	$2,368,985	1.31%	1.40%	1.40%	0.00%	-1.88%
Real Estate Investment
Fund	3,637.13	—	$10.11	$—	$36,768	$—	0.29%	1.40%	1.40%	1.09%	0.00%
Small Mid Cap Portfolio	1,200.38	—	$11.68	$—	$14,017	$—	0.00%	1.40%	1.40%	16.77%	0.00%
Small/Mid CapValue	—	57,124.21	$—	$33.94	$—	$1,938,685	0.59%	1.40%	1.40%	0.00%	23.36%
VPS Value	—	1,487.31	$—	$22.01	$—	$32,741	1.93%	1.40%	1.40%	0.00%	10.01%
American Century Variable
Portfolios
Income & Growth	—	98,990.83	$—	$20.32	$—	$2,011,647	2.34%	1.40%	1.40%	0.00%	11.91%
Inflation Protection	—	100,003.85	$—	$13.66	$—	$1,366,415	2.14%	1.40%	1.40%	0.00%	3.26%
International	—	222,078.68	$—	$15.67	$—	$3,480,225	1.07%	1.40%	1.40%	0.00%	-6.80%
Ultra	—	2,830.93	$—	$19.15	$—	$54,222	0.30%	1.40%	1.40%	0.00%	3.00%
Value	—	120,387.91	$—	$32.40	$—	$3,900,466	1.70%	1.40%	1.40%	0.00%	18.81%
Capital Appreciation	889.90	—	$10.30	$—	$9,166	$—	0.00%	1.40%	1.40%	3.00%	0.00%
Value	581.65	—	$11.23	$—	$6,529	$—	1.47%	1.40%	1.40%	12.25%	0.00%
American Funds
Asset Allocation	1,208.63	—	$10.54	$—	$12,736	$—	2.95%	1.40%	1.40%	5.37%	0.00%
Global Bond	3,782.39	—	$9.49	$—	$35,910	$—	1.07%	1.40%	1.40%	-5.06%	0.00%
Growth-Income	1,165.33	—	$10.76	$—	$12,538	$—	2.16%	1.40%	1.40%	7.59%	0.00%
Global Growth & Income	494.72	—	$10.50	$—	$5,196	$—	6.00%	1.40%	1.40%	5.03%	0.00%
High Income Bond	813.71	—	$10.88	$—	$8,856	$—	8.84%	1.40%	1.40%	8.83%	0.00%
New World	555.76	—	$10.30	$—	$5,723	$—	1.56%	1.40%	1.40%	2.98%	0.00%
Blackrock
Equity Dividend	645.85	—	$11.13	$—	$7,189	$—	1.03%	1.40%	1.40%	11.31%	0.00%
iShares Alternative
Strategies	1,670.86	—	$9.82	$—	$16,410	$—	10.34%	1.40%	1.40%	-1.79%	0.00%
Government Money Market	22,085.42	—	$9.92	$—	$219,049	$—	0.15%	1.40%	1.40%	-0.82%	0.00%
Deutsche Variable Series II
Small Mid Cap Value	—	59,112.13	$—	$25.52	$—	$1,508,492	0.24%	1.40%	1.40%	0.00%	14.86%
Large Cap Value	—	20,652.97	$—	$12.45	$—	$257,160	0.71%	1.40%	1.40%	0.00%	-5.94%
Small Cap Index Value	—	3,266.02	$—	$28.20	$—	$92,098	1.14%	1.40%	1.40%	0.00%	19.35%
Dreyfus Variable Investment
Fund
Appreciation	—	21,769.03	$—	$18.77	$—	$408,568	1.64%	1.40%	1.40%	0.00%	6.41%
Opportunistic Small Cap	—	22,559.64	$—	$16.65	$—	$375,517	0.00%	1.40%	1.40%	0.00%	15.45%
Quality Bond	—	112,891.12	$—	$13.73	$—	$1,549,679	1.77%	1.40%	1.40%	0.00%	0.12%
Socially Responsible Growth	—	29,864.15	$—	$13.31	$—	$397,635	1.31%	1.40%	1.40%	0.00%	8.85%

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2016						For the Year Ended December 31, 2016
							Investment
							Income
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Fidelity Variable Insur Product
Funds
Equity Income	—	204,739.41	$—	$25.51	$—	$5,223,317	2.21%	1.40%	1.40%	0.00%	16.39%
Growth	—	179,839.94	$—	$25.24	$—	$4,539,172	0.04%	1.40%	1.40%	0.00%	-0.59%
High Income	—	183,893.04	$—	$17.24	$—	$3,170,766	5.05%	1.40%	1.40%	0.00%	13.02%
Overseas	—	192,807.81	$—	$15.11	$—	$2,913,562	1.37%	1.40%	1.40%	0.00%	-6.38%
Contrafund II Portfolio	—	197,898.64	$—	$38.11	$—	$7,541,102	0.78%	1.40%	1.40%	0.00%	6.51%
Contrafund	4,402.34	—	$10.61	$—	$46,700	$—	1.44%	1.40%	1.40%	6.08%	0.00%
Disciplined Small Cap	10,531.61	—	$12.11	$—	$127,543	$—	1.59%	1.40%	1.40%	21.11%	0.00%
Dynamic Capital Appreciation	16,057.70	—	$10.29	$—	$165,196	$—	2.44%	1.40%	1.40%	2.88%	0.00%
Growth Opportunities	408.20	—	$10.28	$—	$4,196	$—	0.10%	1.40%	1.40%	2.79%	0.00%
Index 500	7,458.67	—	$10.80	$—	$80,517	$—	2.68%	1.40%	1.40%	7.95%	0.00%
Midcap	1,072.36	—	$10.90	$—	$11,691	$—	0.62%	1.40%	1.40%	9.03%	0.00%
Index 500 Portfolio	—	406,256.57	$—	$26.87	$—	$10,916,915	1.44%	1.40%	1.40%	0.00%	10.31%
Mid Cap Portfolio	—	117,085.26	$—	$28.76	$—	$3,367,106	0.49%	1.40%	1.40%	0.00%	10.68%
Value Strategies	—	6,943.72	$—	$32.56	$—	$226,053	1.12%	1.40%	1.40%	0.00%	8.11%
Investment Grade Bond	—	299,638.57	$—	$17.71	$—	$5,305,347	2.21%	1.40%	1.40%	0.00%	3.29%
Money Market	—	578,420.22	$—	$11.30	$—	$6,534,842	0.10%	1.40%	1.40%	0.00%	-1.28%
Real Estate	4,170.17	—	$10.03	$—	$41,825	$—	3.08%	1.40%	1.40%	0.29%	0.00%
Franklin Templeton VIP Trust
Foreign Securities	—	101,626.10	$—	$15.45	$—	$1,570,411	1.92%	1.40%	1.40%	0.00%	5.69%
Global Real Estate	—	61,515.18	$—	$14.77	$—	$908,486	1.19%	1.40%	1.40%	0.00%	-0.85%
Global Discovery	—	44,859.32	$—	$20.32	$—	$911,675	1.87%	1.40%	1.40%	0.00%	10.88%
High Income VIP	1,276.80	—	$10.91	$—	$13,928	$—	0.00%	1.40%	1.40%	9.09%	0.00%
Mutual Global Discovery	490.68	—	$11.06	$—	$5,425	$—	0.00%	1.40%	1.40%	10.55%	0.00%
Mutual Shares Securities	—	46,179.95	$—	$18.98	$—	$876,636	1.95%	1.40%	1.40%	0.00%	14.45%
Rising Dividends	3,050.68	—	$10.73	$—	$32,747	$—	0.00%	1.40%	1.40%	7.34%	0.00%
Small Cap Value Securities	—	14,969.20	$—	$26.34	$—	$394,271	0.82%	1.40%	1.40%	0.00%	28.39%
Small MidCap	—	16,880.03	$—	$19.64	$—	$331,593	0.00%	1.40%	1.40%	0.00%	2.73%
US Government	—	79,384.08	$—	$11.12	$—	$882,744	2.71%	1.40%	1.40%	0.00%	-0.50%
Goldman Sachs
Growth Opportunities Fund	93.07	—	$9.95	$—	$926	$—	0.00%	1.40%	1.40%	-0.45%	0.00%
Invesco Variable Investment Fund
Diversified Dividend Fund	711.40	—	$10.57	$—	$7,518	$—	0.35%	1.40%	1.40%	5.68%	0.00%
Equity & Income Fund	2,484.83	—	$11.17	$—	$27,757	$—	1.04%	1.40%	1.40%	11.71%	0.00%
Global Health Care	—	88,324.56	$—	$18.12	$—	$1,600,272	0.00%	1.40%	1.40%	0.00%	-12.69%
Government Securities	567.56	—	$9.81	$—	$5,568	$—	1.99%	1.40%	1.40%	-1.90%	0.00%
Mid Cap Growth	—	44,501.81	$—	$13.97	$—	$621,607	0.00%	1.40%	1.40%	0.00%	-0.64%
Technology	—	130,274.52	$—	$7.07	$—	$921,412	0.00%	1.40%	1.40%	0.00%	-2.13%
JP Morgan Series Trust II
Small Cap Core	—	23,632.73	$—	$29.84	$—	$705,145	0.52%	1.40%	1.40%	0.00%	18.55%
Neuberger Berman Advisors Mgmt
Mid Cap Growth	—	26,355.75	$—	$25.53	$—	$672,737	0.00%	1.40%	1.40%	0.00%	2.95%
Large Cap Value	—	52,085.15	$—	$21.15	$—	$1,101,726	0.75%	1.40%	1.40%	0.00%	25.61%
Short Duration Bond	—	388,067.20	$—	$10.39	$—	$4,032,453	1.19%	1.40%	1.40%	0.00%	-0.18%
Mid Cap Growth Class S	—	46,553.06	$—	$9.84	$—	$458,067	0.00%	1.40%	1.40%	0.00%	2.72%
Socially Responsive	—	3,829.49	$—	$25.69	$—	$98,381	0.76%	1.40%	1.40%	0.00%	8.34%

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2016						For the Year Ended December 31, 2016
							Investment
							Income
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Oppenheimer Variable
Products
Conservative Balanced
Fund	—	12,447.46	$—	$17.85	$—	$222,198	2.11%	1.40%	1.40%	0.00%	3.51%
Main Street Small Cap	—	6,753.24	$—	$32.16	$—	$217,177	0.24%	1.40%	1.40%	0.00%	16.05%
Global Strategic Income
Bond	—	81,187.23	$—	$15.41	$—	$1,250,953	4.58%	1.40%	1.40%	0.00%	4.80%
Sentinel Variable Products
Trust
Balanced	69,631.18	349,885.42	$10.39	$23.63	$723,738	$8,267,893	1.38%	1.40%	1.40%	3.94%	5.94%
Bond	19,728.29	421,619.60	$9.83	$19.53	$193,956	$8,232,617	2.03%	1.40%	1.40%	-1.69%	-0.58%
Common Stock	29,312.09	546,417.92	$10.73	$29.93	$314,385	$16,354,414	1.62%	1.40%	1.40%	7.25%	9.72%
Mid Cap Growth (1)	—	—	$—	$—	$—	$—	0.60%	1.40%	1.40%	0.00%	-100.00%
Small Company (1)	10,755.28	307,204.83	$11.51	$59.57	$123,836	$18,299,298	0.07%	1.40%	1.40%	15.14%	18.57%
T Rowe Price Equity Services
Blue Chip Growth	3,374.17	88,114.07	$10.47	$22.83	$35,333	$2,011,221	0.00%	1.40%	1.40%	4.72%	-0.85%
Equity Income	44.90 2	37,688.72	$11.14	$19.50	$500	$4,635,700	1.99%	1.40%	1.40%	11.36%	17.21%
Health Sciences	4,436.54	50,637.36	$9.86	$38.95	$43,729	$1,972,278	0.00%	1.40%	1.40%	-1.44%	-11.95%
Mid Cap Growth	885.98	—	$10.43	$—	$9,245	$—	0.00%	1.40%	1.40%	4.35%	0.00%
Personal Strategies	—	17,444.93	$—	$20.99	$—	$366,205	1.66%	1.40%	1.40%	0.00%	4.98%
Van Eck VIPT
Unconstrained Emerging
Markets	—	130,744.19	$—	$10.49	$—	$1,371,630	0.00%	1.40%	1.40%	0.00%	4.95%
Emerging Markets	—	61,267.72	$—	$23.53	$—	$1,441,476	0.45%	1.40%	1.40%	0.00%	-1.28%
Global Hard Assets Portfolio	—	115,958.73	$—	$13.37	$—	$1,549,839	0.36%	1.40%	1.40%	0.00%	41.72%
Global Hard Assets Fund	4,619.16	—	$11.15	$—	$51,483	$—	0.00%	1.40%	1.40%	11.46%	0.00%
Long/Short Equity Index
Fund	1,450.43	—	$10.08	$—	$14,619	$—	0.00%	1.40%	1.40%	0.79%	0.00%
Wells Fargo Variable Funds
Discovery	—	62,806.72	$—	$36.60	$—	$2,298,948	0.00%	1.40%	1.40%	0.00%	6.16%
Opportunity	—	56,567.26	$—	$38.66	$—	$2,186,970	2.08%	1.40%	1.40%	0.00%	10.68%

(1)	Effective June 17, 2016, the Sentinel Variable Products Mid Cap Fund was reorganized into the Sentinel Variable Products Small Company Fund.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2015			For the Year Ended December 31, 2015
				Investment
				Income	Expense	Total
Portfolio	Units	Unit Fair Value	Net Assets	Ratio (a)	Ratio (b)	Return (c)
	SAVA	SAVA	SAVA		SAVA	SAVA
Alger American Fund
Capital Appreciation	104,425.56	$21.84	$2,281,021	0.08%	1.40%	4.72%
Large Cap Growth	350,836.43	$25.05	$8,788,990	0.00%	1.40%	0.31%
Small Cap Growth	72,727.99	$20.26	$1,473,459	0.00%	1.40%	-4.66%
Alliance Bernstein Variable Portfolios
International Growth	19,542.65	$16.35	$319,449	0.36%	1.40%	-3.22%
International Value	167,813.93	$14.67	$2,462,214	2.27%	1.40%	1.17%
Small/Mid CapValue	65,734.03	$27.51	$1,808,438	0.82%	1.40%	-6.79%
VPS Value	2,525.49	$20.01	$50,539	2.40%	1.40%	-8.24%
American Century Variable Portfolios
Income & Growth	114,223.33	$18.16	$2,074,073	2.16%	1.40%	-6.93%
Inflation Protection	115,988.83	$13.23	$1,534,823	2.45%	1.40%	-3.63%
International	235,749.53	$16.82	$3,964,227	0.41%	1.40%	-0.63%
Ultra	2,566.51	$18.60	$47,725	0.36%	1.40%	4.80%
Value	141,503.08	$27.27	$3,858,600	2.19%	1.40%	-5.21%
Dreyfus Variable Investment Fund
Appreciation	25,244.02	$17.64	$445,238	1.75%	1.40%	-3.82%
Opportunistic Small Cap	25,647.32	$14.42	$369,773	0.00%	1.40%	-3.63%
Quality Bond	117,834.51	$13.71	$1,615,662	2.05%	1.40%	-3.01%
Socially Responsible Growth	33,305.15	$12.23	$407,406	1.12%	1.40%	-4.53%
Deutsche Variable Series II
Small Mid Cap Value	67,210.25	$22.22	$1,493,252	0.00%	1.40%	-3.56%
Large Cap Value	22,802.67	$13.24	$301,857	1.15%	1.40%	-8.45%
Small Cap Index Value	3,815.58	$23.63	$90,147	0.90%	1.40%	-5.91%
Fidelity Variable Insurance Product Funds
Equity Income	230,943.86	$21.92	$5,062,315	3.12%	1.40%	-5.29%
Growth	199,115.80	$25.39	$5,055,670	0.25%	1.40%	5.69%
High Income	210,409.70	$15.26	$3,209,908	6.32%	1.40%	-4.96%
Overseas	218,798.90	$16.14	$3,531,463	1.32%	1.40%	2.19%
II Contrafund	232,699.39	$35.78	$8,325,054	1.01%	1.40%	-0.72%
II Index 500	431,509.47	$24.36	$10,511,415	2.02%	1.40%	-0.07%
III Mid Cap	127,870.67	$25.98	$3,322,358	0.48%	1.40%	-2.75%
III Value Strategies	6,914.86	$30.11	$208,231	1.22%	1.40%	-4.33%
V Investment Grade Bond	349,865.24	$17.14	$5,997,138	2.45%	1.40%	-1.97%
V Money Market	819,043.98	$11.44	$9,373,229	0.01%	1.40%	-1.37%
Franklin Templeton VIP Trust
Foreign Securities	113,030.75	$14.62	$1,652,557	3.40%	1.40%	-7.79%
Global Real Estate	69,900.59	$14.89	$1,041,157	3.18%	1.40%	-0.82%
Mutual Global Discovery	49,217.96	$18.33	$902,091	3.10%	1.40%	-4.73%
Mutual Shares Securities	53,860.93	$16.59	$893,326	3.16%	1.40%	-6.25%
Small Cap Value Securities	17,096.11	$20.52	$350,727	0.69%	1.40%	-8.67%
Small MidCap	16,814.56	$19.12	$321,530	0.00%	1.40%	-4.00%
US Government	70,003.99	$11.18	$782,320	2.90%	1.40%	-0.68%
Invesco Variable Investment Fund
Global Health Care	100,481.08	$20.75	$2,085,016	0.00%	1.40%	1.74%
Mid Cap Growth	49,996.20	$14.06	$702,833	0.00%	1.40%	-0.19%
Technology	152,182.01	$7.23	$1,099,768	0.00%	1.40%	5.34%

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2015			For the Year Ended December 31, 2015
				Investment
				Income	Expense	Total
Portfolio	Units	Unit Fair Value	Net Assets	Ratio (a)	Ratio (b)	Return (c)
	SAVA	SAVA	SAVA		SAVA	SAVA
JP Morgan Series Trust II
Small Cap Core	27,255.65	$25.17	$685,976	0.14%	1.40%	-6.59%
Neuberger Berman Advisors Mgmt Trust
Mid Cap Growth	29,610.05	$24.79	$734,133	0.00%	1.40%	-0.13%
Large Cap Value	59,651.72	$16.84	$1,004,553	0.79%	1.40%	-13.02%
Short Duration Bond	424,356.87	$10.41	$4,417,502	1.43%	1.40%	-1.20%
Small Cap Growth (1)	—	$—	$—	0.00%	1.40%	-16.23%
Mid Cap Growth Class S (1)	48,381.17	$9.58	$463,441	0.00%	1.40%	0.00%
Socially Responsive	1,487.39	$23.71	$35,269	0.74%	1.40%	-1.84%
Oppenheimer Variable Products
Conservative Balanced Fund (2)	12,672.62	$17.25	$218,544	2.06%	1.40%	-0.82%
Main Street Small Cap	6,675.96	$27.71	$185,007	0.67%	1.40%	-7.39%
Global Strategic Income Bond	78,625.08	$14.70	$1,156,032	5.87%	1.40%	-3.84%
Sentinel Variable Products Trust
Balanced	409,741.86	$22.31	$9,139,682	1.81%	1.40%	-1.36%
Bond	459,655.92	$19.64	$9,027,832	3.00%	1.40%	-2.65%
Common Stock	624,066.48	$27.28	$17,023,515	2.58%	1.40%	-1.19%
Mid Cap Growth	193,980.56	$23.41	$4,541,102	0.20%	1.40%	-2.59%
Small Company	265,364.55	$50.24	$13,331,894	0.00%	1.40%	-2.70%
T Rowe Price Equity Services
Blue Chip Growth	97,695.95	$23.02	$2,249,123	0.00%	1.40%	9.27%
Equity Income	281,582.16	$16.64	$4,685,340	1.61%	1.40%	-8.39%
Health Sciences	53,736.03	$44.24	$2,377,025	0.00%	1.40%	10.92%
Personal Strategies	19,644.33	$20.00	$392,804	1.76%	1.40%	-1.43%
Van Eck VIPT
Unconstrained Emerging Markets Bond (3)	149,112.19	$10.00	$1,490,529	6.90%	1.40%	-14.29%
Emerging Markets	62,696.96	$23.83	$1,494,249	0.59%	1.40%	-15.18%
Global Hard Assets	121,903.51	$9.43	$1,149,628	0.03%	1.40%	-34.37%
Wells Fargo Variable Funds
Discovery	74,617.28	$34.48	$2,572,834	0.00%	1.40%	-2.83%
Opportunity	67,928.88	$34.93	$2,372,869	0.13%	1.40%	-4.42%

(1)	On November 6, 2015, Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio was merged into Neuberger Berman Advisors Management Trust Mid Cap Growth Class S Portfolio. Total return has been calculated as of November 5, 2015.

(2)	During 2015, Oppenheimer Variable Products Capital Income Fund was renamed Oppenheimer Variable Products Conservative Balanced Fund.

(3)	During 2015, Van Eck VIP Trust Global Bond Portfolio was renamed Van Eck VIP Trust Unconstrained Emerging Markets Bond Portfolio.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2014			For the Year Ended December 31, 2014
				Investment
				Income	Expense	Total
Portfolio	Units	Unit Fair Value	Net Assets	Ratio (a)	Ratio (b)	Return (c)
	SAVA	SAVA	SAVA		SAVA	SAVA
Alger American Fund
Capital Appreciation	112,315.35	$20.86	$2,342,719	0.09%	1.40%	12.18%
Large Cap Growth	449,161.67	$24.97	$11,217,366	0.15%	1.40%	9.45%
Small Cap Growth	82,773.20	$21.25	$1,758,849	0.00%	1.40%	-0.95%
Alliance Bernstein Variable Portfolios
International Growth	22,159.27	$16.89	$374,289	0.00%	1.40%	-2.56%
International Value	222,237.21	$14.50	$3,222,974	3.54%	1.40%	-7.51%
Small/Mid CapValue	87,317.22	$29.52	$2,577,288	0.71%	1.40%	7.69%
VPS Value	3,645.24	$21.81	$79,493	1.85%	1.40%	9.57%
American Century Variable Portfolios
Income & Growth	120,194.70	$19.51	$2,344,897	2.02%	1.40%	10.95%
Inflation Protection	138,329.77	$13.73	$1,899,438	1.48%	1.40%	2.15%
International	287,465.79	$16.92	$4,864,742	1.75%	1.40%	-6.81%
Ultra	2,116.13	$17.74	$37,547	0.35%	1.40%	8.47%
Value	159,512.97	$28.77	$4,588,931	1.54%	1.40%	11.52%
Deutsche Variable Series II
Small Mid Cap Value (1)	87,100.38	$23.04	$2,006,698	2.99%	1.40%	3.64%
Large Cap Value (2)	23,599.58	$14.46	$341,238	0.21%	1.40%	8.83%
Small Cap Index Value (3)	3,068.46	$25.11	$77,053	1.11%	1.40%	3.29%
Dreyfus Variable Investment Fund
Appreciation	30,709.49	$18.34	$563,129	1.84%	1.40%	6.60%
Opportunistic Small Cap	24,454.39	$14.96	$365,846	0.00%	1.40%	0.19%
Quality Bond	122,265.89	$14.14	$1,728,436	2.13%	1.40%	3.35%
Socially Responsible Growth	37,096.23	$12.81	$475,327	1.05%	1.40%	11.88%
Fidelity Variable Insurance Product Funds
Equity Income	261,619.14	$23.15	$6,055,179	2.80%	1.40%	7.22%
Growth	236,660.71	$24.02	$5,685,290	0.18%	1.40%	9.76%
High Income	231,602.07	$16.05	$3,717,583	5.48%	1.40%	-0.24%
Overseas	246,603.18	$15.79	$3,894,858	1.35%	1.40%	-9.35%
II Contrafund	259,330.84	$36.04	$9,345,183	0.91%	1.40%	10.40%
II Index 500	458,902.09	$24.38	$11,186,145	1.62%	1.40%	12.00%
III Mid Cap	148,423.15	$26.72	$3,965,513	0.24%	1.40%	4.82%
III Value Strategies	5,988.32	$31.48	$188,489	1.16%	1.40%	5.32%
V Investment Grade Bond	404,497.18	$17.49	$7,072,904	2.04%	1.40%	4.36%
V Money Market	632,529.40	$11.60	$7,339,488	0.01%	1.40%	-1.37%
Franklin Templeton VIP Trust
Foreign Securities	129,373.80	$15.85	$2,051,197	3.03%	1.40%	-12.36%
Global Real Estate	68,152.00	$15.02	$1,023,490	0.46%	1.40%	13.42%
Mutual Global Discovery	41,840.60	$19.24	$804,938	3.17%	1.40%	4.51%
Mutual Shares Securities	58,555.73	$17.69	$1,035,950	4.17%	1.40%	5.64%
Small Cap Value Securities	19,677.15	$22.46	$441,986	0.36%	1.40%	-0.82%
Small MidCap	17,638.69	$19.92	$351,355	0.00%	1.40%	5.99%
US Government	84,773.53	$11.25	$953,890	3.33%	1.40%	2.20%
Invesco Variable Investment Fund
Global Health Care	112,112.85	$20.40	$2,286,666	0.00%	1.40%	18.01%
Mid Cap Growth	54,133.01	$14.08	$762,458	0.00%	1.40%	6.54%
Technology	152,148.24	$6.86	$1,043,803	0.00%	1.40%	9.52%

(1)	During 2014, DWS Variable Series II Dreman Small Mid Cap Value was renamed DWS Variable Series II Small Mid Cap Value.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2014			For the Year Ended December 31, 2014
				Investment
				Income	Expense	Total
Portfolio	Units	Unit Fair Value	Net Assets	Ratio (a)	Ratio (b)	Return (c)
	SAVA	SAVA	SAVA		SAVA	SAVA
JP Morgan Series Trust II
Small Cap Core	27,633.89	$26.94	$744,571	0.14%	1.40%	8.08%
Neuberger Berman Advisors Mgmt Trust
Mid Cap Growth	28,881.19	$24.82	$716,960	0.00%	1.40%	6.09%
Large Cap Value	65,297.78	$19.36	$1,264,303	0.74%	1.40%	8.33%
Short Duration Bond	518,398.54	$10.54	$5,462,076	1.64%	1.40%	-0.78%
Small Cap Growth	40,811.58	$14.96	$610,626	0.00%	1.40%	2.04%
Socially Responsive	685.33	$24.16	$16,555	0.35%	1.40%	8.86%
Oppenheimer Variable Products
Capital Income Fund (2)	5,000.67	$17.39	$86,954	1.71%	1.40%	6.52%
Main Street Small Cap (3)	4,958.82	$29.92	$148,390	0.60%	1.40%	10.11%
Global Strategic Income Bond	79,865.57	$15.29	$1,221,164	3.76%	1.40%	1.07%
Sentinel Variable Products Trust
Balanced	409,246.96	$22.61	$9,254,036	1.66%	1.40%	6.32%
Bond	553,421.46	$20.18	$11,165,701	2.88%	1.40%	2.58%
Common Stock	760,654.43	$27.61	$21,000,149	1.58%	1.40%	8.82%
Mid Cap Growth	240,374.47	$24.03	$5,777,017	0.39%	1.40%	3.18%
Small Company	319,215.78	$51.63	$16,482,422	0.48%	1.40%	5.20%
T Rowe Price Equity Services
Blue Chip Growth	102,405.15	$21.07	$2,157,615	0.00%	1.40%	7.34%
Equity Income	352,465.38	$18.16	$6,401,898	1.51%	1.40%	5.62%
Health Sciences	64,235.85	$39.88	$2,561,849	0.00%	1.40%	29.41%
Personal Strategies	23,986.56	$20.29	$486,589	1.63%	1.40%	3.74%
Van Eck VIPT
Unconstrained Emerging Markets Bond (4)	163,792.40	$11.66	$1,910,225	6.07%	1.40%	0.77%
Emerging Markets	68,605.52	$28.10	$1,927,733	0.49%	1.40%	-1.79%
Global Hard Assets	93,827.49	$14.37	$1,348,212	0.10%	1.40%	-20.22%
Wells Fargo Variable Funds
Discovery	80,319.11	$35.48	$2,849,956	0.00%	1.40%	-1.03%
Opportunity	78,586.98	$36.55	$2,872,254	0.06%	1.40%	8.90%

(2)	During 2014, Oppenheimer Variable Products Balanced Fund was renamed Oppenheimer Variable Products Capital Income Fund.
(3)	During 2014, Oppenheimer Variable Products Main Street Small & Mid Cap Fund was renamed Oppenheimer Variable Products Main Street Small Cap Fund.
(4)	During 2014, Van Eck VIP Trust Global Bond was renamed Van Eck VIP Trust Unconstrained Emerging Markets Bond.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2013			For the Year Ended December 31, 2013
				Investment
				Income	Expense	Total
Portfolio	Units	Unit Fair Value	Net Assets	Ratio (a)	Ratio (b)	Return (c)
	SAVA	SAVA	SAVA		SAVA	SAVA
Alger American Fund
Capital Appreciation	119,939.63	$18.59	$2,230,093	0.37%	1.40%	33.32%
Large Cap Growth	563,177.84	$22.82	$12,850,272	0.74%	1.40%	33.21%
Small Cap Growth	91,210.64	$21.45	$1,956,766	0.00%	1.40%	32.41%
Alliance Bernstein Variable Portfolios
International Growth	23,468.50	$17.33	$406,817	0.93%	1.40%	12.03%
International Value	255,095.48	$15.68	$3,999,808	6.10%	1.40%	21.30%
Small/Mid CapValue	108,888.32	$27.41	$2,984,528	0.59%	1.40%	36.15%
VPS Value	2,681.89	$19.90	$53,379	2.23%	1.40%	34.96%
American Century Variable Portfolios
Income & Growth	138,805.97	$17.58	$2,440,767	2.19%	1.40%	33.94%
Inflation Protection	183,822.76	$13.44	$2,471,072	1.89%	1.40%	-9.48%
International	334,208.73	$18.16	$6,069,285	1.80%	1.40%	20.72%
Ultra	2,171.37	$16.36	$35,517	0.54%	1.40%	35.18%
Value	190,847.05	$25.80	$4,923,348	1.64%	1.40%	29.91%
Vista	79,750.51	$16.96	$1,352,822	0.00%	1.40%	28.37%
Dreyfus Variable Investment Fund
Appreciation	45,407.09	$17.20	$781,111	1.94%	1.40%	19.43%
Opportunistic Small Cap	25,359.91	$14.93	$378,674	0.00%	1.40%	46.50%
Quality Bond	132,077.33	$13.68	$1,806,693	2.89%	1.40%	-2.90%
Socially Responsible Growth	39,806.11	$11.45	$455,873	1.16%	1.40%	32.49%
DWS Variable Series II
Small Mid Cap Value (1)	109,502.53	$22.23	$2,434,216	0.83%	1.40%	32.84%
Large Cap Value	24,718.38	$13.29	$328,415	4.63%	1.40%	28.74%
Small Cap Index Value	4,256.71	$24.31	$103,483	0.55%	1.40%	36.72%
Fidelity Variable Insurance Products
Equity Income	284,658.38	$21.59	$6,145,047	2.39%	1.40%	26.38%
Growth	275,136.20	$21.89	$6,021,904	0.27%	1.40%	34.45%
High Income	263,772.96	$16.09	$4,244,302	5.81%	1.40%	4.48%
Overseas	271,181.63	$17.42	$4,724,730	1.33%	1.40%	28.63%
II Contrafund	294,402.50	$32.64	$9,609,966	1.04%	1.40%	29.47%
II Index 500	490,085.90	$21.76	$10,666,273	1.75%	1.40%	30.42%
III Mid Cap	184,336.01	$25.49	$4,698,692	0.49%	1.40%	34.35%
III Value Strategies	3,552.64	$29.89	$106,177	0.89%	1.40%	28.69%
V Investment Grade Bond	502,912.43	$16.75	$8,425,990	2.29%	1.40%	-3.14%
V Money Market	547,074.87	$11.76	$6,436,279	0.01%	1.40%	-1.37%
Franklin Templeton VIP Trust
Foreign Securities	142,661.91	$18.09	$2,580,891	2.47%	1.40%	21.27%
Global Real Estate	88,758.95	$13.24	$1,175,234	4.67%	1.40%	0.90%
Mutual Global Discovery	37,053.40	$18.41	$682,075	2.47%	1.40%	26.18%
Mutual Shares Securities	60,002.31	$16.75	$1,004,857	2.08%	1.40%	26.49%
Small Cap Value Securities	27,488.37	$22.65	$622,543	1.29%	1.40%	34.36%
Small MidCap	19,748.97	$18.79	$371,172	0.00%	1.40%	36.25%
US Government	87,698.80	$11.01	$965,521	3.01%	1.40%	-3.35%
Invesco Variable Investment Fund
Global Health Care	119,888.48	$17.28	$2,071,991	1.81%	1.40%	38.60%
Mid Cap Growth	57,585.88	$13.22	$761,279	0.00%	1.40%	35.12%
Technology	146,879.95	$6.26	$920,100	0.00%	1.40%	23.41%

(1)	During 2013, DWS Variable Series II Dreman Small Mid Cap Value was renamed DWS Variable Series II Small Mid Cap Value.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2013			For the Year Ended December 31, 2013
				Investment
				Income	Expense	Total
Portfolio	Units	Unit Fair Value	Net Assets	Ratio (a)	Ratio (b)	Return (c)
	SAVA	SAVA	SAVA		SAVA	SAVA
JP Morgan Series Insurance Trust
International Equity	104,679.01	$14.51	$1,519,307	1.93%	1.40%	13.86%
Small Cap Core	29,912.60	$24.93	$745,717	0.54%	1.40%	40.33%
Neuberger Berman Advisors Management Trust
Mid Cap Growth	30,993.32	$23.40	$725,200	0.00%	1.40%	30.78%
Large Cap Value	79,603.68	$17.87	$1,422,729	1.15%	1.40%	29.32%
Short Duration Bond	649,726.81	$10.62	$6,899,693	2.06%	1.40%	-0.77%
Small Cap Growth	52,535.92	$14.66	$770,331	0.00%	1.40%	43.82%
Socially Responsive	1,350.37	$22.19	$29,966	0.75%	1.40%	35.70%
Oppenheimer Variable Products
Capital Income Fund/VA (2)	5,253.50	$16.32	$85,757	1.85%	1.40%	11.27%
Main Street Small Cap/VA (3)	4,530.63	$27.18	$123,127	0.64%	1.40%	38.68%
Global Strategic Income/VA	80,900.00	$15.13	$1,223,830	4.70%	1.40%	-1.74%
Sentinel Variable Products Trust
Balanced	447,641.64	$21.27	$9,520,182	1.55%	1.40%	17.24%
Bond	639,331.78	$19.67	$12,575,108	3.01%	1.40%	-1.71%
Common Stock	924,558.76	$25.37	$23,456,796	1.48%	1.40%	29.91%
Mid Cap Growth	267,751.01	$23.29	$6,236,452	0.09%	1.40%	30.49%
Small Company	361,685.81	$49.08	$17,751,512	0.12%	1.40%	32.86%
T Rowe Price Equity Services
Blue Chip Growth	145,549.09	$19.63	$2,857,031	0.00%	1.40%	38.90%
Equity Income	435,758.10	$17.20	$7,493,441	1.31%	1.40%	27.62%
Health Sciences	63,126.49	$30.82	$1,945,442	0.00%	1.40%	48.43%
Personal Strategies Balanced	29,004.73	$19.55	$567,148	1.48%	1.40%	16.30%
Van Eck VIPT
Unconstrained Emerging Markets Bond (4)	209,810.56	$11.57	$2,428,172	2.33%	1.40%	-10.42%
Emerging Markets	74,363.37	$28.61	$2,127,645	1.59%	1.40%	10.47%
Global Hard Assets	106,236.87	$18.01	$1,913,490	0.68%	1.40%	9.01%
Wells Fargo Advantage Funds
Discovery	86,131.04	$35.85	$3,088,073	0.01%	1.40%	41.81%
Opportunity	87,059.82	$33.56	$2,921,955	0.19%	1.40%	28.87%

(2)	During 2013, Oppenheimer Variable Products Balanced Fund was renamed Oppenheimer Variable Products Capital Income Fund.

(3)	During 2013, Oppenheimer Variable Products Main Street Small & Mid Cap Fund was renamed Oppenheimer Variable Products Main Street Small Cap Fund.

(4)	During 2013, Van Eck VIP Trust Global Bond was renamed Van Eck VIP Trust Unconstrained Emerging Markets Bond.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 8 – DISTRIBUTION OF NET INCOME

The Variable Account does not expect to declare dividends to contract holders from accumulated net income. The accumulated net income will be distributed to contract holders as withdrawals (in the form of death benefits, surrenders or contract loans) in excess of the contract holders' net contributions to the Variable Account.

NOTE 9 – DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the IRC, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

NOTE 10 – FUND SUBSTITUTIONS

There were no fund substitutions in the years 2013, 2014 or 2016. In 2015, the Neuberger Berman Mid Cap Growth Fund Class S merged into the Neuberger Berman Small Cap Growth Fund, after obtaining shareholder approval. On October 27, 2017 the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds.

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)		Financial Statements
	(1)	Financial statements and schedule included in the Prospectus
	(2)	Financial statements and schedule included in Statement of Additional Information
(b)		Exhibits
	(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant.(1)
	(2)	Not Applicable
	(3)(a)	Form of Distribution Agreement between National Life Insurance Company and Equity Services, Inc (12)
	(3)(b)	Form of Selling Agreement (12)
	(4)(a)	The form of the variable annuity contract (2)
	(4)(b)	Enhanced Death Benefit Rider (13)
	(4)(c)	Guaranteed Account Endorsement (13)
	(4)(d)	Accelerated Benefits Rider - Covered Chronic Illness (6)
	(4)(e)	Accelerated Benefits Rider - Terminal Illness (6)
	(4)(f)	Endorsement to the Death Benefit, Systematic Withdrawals, and General Withdrawal Terms Provisions (8)
	(4)(g)	Limited Power of Attorney (9)
	(4)(h)	Roth IRA Endorsement (13)
	(4)(i)	SIMPLE IRA Endorsement (13)
	(4)(j)	IRA Endorsement (13)
	(4)(k)	TDA Endorsement (13)
	(4)(l)	Endorsement to the Payment Options (13)
	(4)(m)	Loan Endorsement (13)
	(4)(n)	Endorsement to the Limit on Transfers Provision (13)
	(4)(o)	Endorsement to the Flexible Premium Variable Deferred Annuity when the Owner is a NIMCRUT (14)
	(4)(p)	SAVA-5 Endorsement (27)
	(5)	Variable Annuity Application (13)
	(5)(a)	9212 Application (14)
	(5)(b)	SAVA-5 Application (27)
	(6)	Articles of Incorporation and By-Laws of Depositor (12)
	(7)	Reinsurance agreement: Automatic Modified -Coinsurance (Mod-Co) Reinsurance and Service Agreement - National Life Insurance Company and xxxxx, effective December 31, 1998 (9)
(8)(a)

Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger and Company, dated January 31, 1995 (3)

1.    Schedule A to the Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger Company, dated April 25, 1997 (2)

2.    Amendment No. 2 to Participation Agreement- Alger American Fund, National Life Insurance Company (15)

3.    Amendment dated April 25, 2013 to the Participation Agreement Alger American Fund, National Life Insurance Company

4.    Rule 22c-2 Agreement- National Life Insurance Company and Fred Alger & Company entered into April 16, 2007 (14)

5.    Service Agreement among National Life Insurance Co. and Fred Alger Management, Inc. as amended through June 1, 1997 (15)

(8)(b)

Participation Agreement between National Life Insurance Company and American Century Investment, Inc. (4)

1.    Shareholder Services Agreement between American Century Investment Services, Inc., American Century Services, LLC and National Life Insurance Company dated April 1, 2016. (27)

2.    Rule 22c-2 Agreement among American Century Investment Services, Inc. and National Life Insurance Company entered into October 16, 2006 (14)

(8)(c)

Participation agreement among National Life Insurance Company, Equity Services , Inc. and ALLIANCEBERNSTEIN L.P. AND ALLIANCEBERNSTEIN INVESTMENTS, INC. dated as of September 2, 2008 (20)

1.   Amendment No. 2 dated April 1, 2016 to the Participation Agreement (27)

2.   Letter of Service Agreement between AllianceBernstein Investments, Inc. and National Life Insurance Company dated April 1, 2016. (27)

(8)(d)

Participation Agreement between National Life Insurance Company, American Funds

Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series dated April 11, 2016 (27)

1.    Rule 22c-2 Agreement between National Life Insurance Company and American Funds Service Company dated April 11, 2016 (27)

2.    Business Agreement between National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series dated April 11, 2016 (27)

(8)(e)

Participation Agreement between National Life Insurance Company, Blackrock Variable Series Fund, Inc. and BlackRock Investments, LLC dated May 1, 2016 (27)

1.    Distribution Sub- Agreement between BlackRock Variable Series, Fund, Inc. and National Life Insurance Company dated May 1, 2016 (27)

2.    Administrative Services Agreement between National Life Insurance Company and BlackRock Advisors, LLC (27)

(8)(f)

Participation Agreement between National Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(5)

1.    Amendment to Participation Agreement among National Life Insurance Company, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Variable Investment Fund (10)

2.    Supplemental Agreement to the Participation Agreement entered into April 16, 2007 (14)

3.    Administrative Services Agreement as amended through May 1, 2004 among National Life Insurance Co. and Dreyfus Corporation (15)

(8)(g)

Participation Agreement - National Life Insurance Company, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc. (10)

1.    Supplemental Agreement to the Participation Agreement entered into March 12, 2007 (14)

2.    Services Agreement as amended through April 10, 2006 among National Life Insurance Co. and Deutsche Asset Management, Inc. (15)

(8)(h)

Amended and Restated Participation Agreement between National Life Insurance Company, Fidelity Variable Insurance Products Fund III and Fidelity Distributors Corporation (10)

1.    Amendment to the Fidelity Participation Agreement dated May 18, 2007 (15)

2.    Rule 22c-2 Agreement among Fidelity Distributors Corporation and National Life Insurance Company effective October 16, 2007 (14)

3.    Service Agreement among National Life Insurance Co. and Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2000 (15)

4.    Sub- License Agreement among National Life Insurance Co. and Fidelity Distributors Corp. effective April 30, 2004 (15)

(8)(i)

Form of Participation Agreement - National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (10)

1.    Amendment to Participation Agreement dated June 1, 2007 (16)

2.    Amendment to the Agreement between National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (20)

3.    Amendment dated August 16, 2010 to the Participation Agreement between National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (24)

4.    Amendment dated January 15, 2013 to the Participation Agreement between National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (27)

5.    Rule 22c-2 Agreement among Franklin Templeton Variable Insurance Products Trust and National Life Insurance Company entered into April 16, 2007 (14)

6.    Administrative Services Agreement among Franklin Templeton Services, LLC and National Life Insurance Co. dated May 1, 2004 (15)

7.    Amendment Number 1 dated October 30, 2008 to the Administrative Services Agreement (20)

8.    Amendment Number 2 to the Administrative Services Agreement dated April 1, 2016

9.    Amendment Number 5 to the Participation Agreement dated April 1, 2016

(8)(j)

Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and National Life Insurance Company dated April 7, 2016 (27)

1.    Amendment Number 1 to the Participation Agreement dated April 7, 2016 (27)

2.    Service Class Services Agreement between Goldman, Sachs and Co. and Equity Services, Inc. dated April 7, 2016 (27)

3.    Shareholder Information Agreement (22c-2) between Goldman, Sachs and Co and National Life Insurance Company dated April 7, 2016 (27)

(8)(k)

Participation Agreement - Invesco Variable Insurance Funds, Invesco Distributors, Inc., National Life Insurance Company and Equity Services, Inc. (11)

1.    Amendment to the Participation Agreement between Invesco Variable Insurance Funds, Invesco Distributors, Inc., National Life Insurance Company and Equity Services, Inc. dated April 30, 2010 (25)

2.    Rule 22c-2 Agreement among Invesco Investment Services, Inc. and National Life Insurance Company entered into March 16, 2007 (14)

3.    Administrative Services Agreement among National Life Insurance Co. and AIM Advisors, INC. dated April 30, 2004 (15)

4.    Distribution Services Agreement between National Life Insurance Company and Invesco Distributors, Inc. dated April 1, 2016 (27)

(8)(l)

Participation Agreement among National Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. dated April 24, 2009 (22)

1.    Supplemental Payment Agreement between National Life Insurance Company, JPMorgan Investment Advisors Inc. and J.P. Morgan Investment Management Inc. dated April 24, 2009 (22)

(8)(m)

Form of Participation Agreement between National Life Insurance Company and Neuberger Berman Advisers Managers Trust (4)

1.    Form of Amendment to Participation Agreement (10)

2.    Amendment to Participation Agreement dated June 23, 2008 (20)

3.    Rule 22c-2 Agreement among Neuberger Berman Family of Funds and National Life Insurance Company entered into October 1, 2006 (14)

4.    Service Agreement as amended through October 1, 2001 among National Life Insurance Co. and Neuberger Berman Management Inc. (15)

5.    Amendment to Service Agreement dated June 2, 2008 among National Life Insurance Co. and Neuberger Berman Management Inc. (21)

(8)(n)	Participation Agreement among National Life Insurance Company and Oppenheimer dated November 11, 2008 (20)
(8)(o)

Participation Agreement between Sentinel Variable Products Trust, National Life Insurance Company and Equity Services, Inc. dated July 27, 2000. (7)

1.    Information Sharing agreement among Sentinel Variable Products Trust and National Life Insurance Company dated April 7, 2007 (22)

(8)(p)

Participation Agreement - National Life Insurance Company, T. Rowe Price Equity Services, Inc. and T. Rowe Price Investment Services, Inc. (10)

1.    Amendment to the Participation Agreement among T. Rowe Price Equity Services, Inc., T. Rowe Price Investment Services, Inc. and National Life Insurance Company dated 9/24/08 (19)

2.    Rule 22c-2 Agreement among T. Rowe Price Services, Inc. and National Life Insurance Company entered into April 16, 2007 (14)

3.    Administration Services Agreement as supplemented through May 1, 2004 among National Life Insurance Co. and T. Rowe Price Investment Services, Inc. (15)

4.    Amendment to Participation Agreement dated March 1, 2016

(8)(q)

Participation Agreement among VAN ECK WORLDWIDE INSURANCE TRUST, VAN ECK SECURITIES CORPORATION, VAN ECK ASSOCIATES CORPORATION and NATIONAL LIFE INSURANCE COMPANY dated December 1, 2008. (20)

1.    Service Agreement among VAN ECK WORLDWIDE INSURANCE TRUST, VAN ECK SECURITIES CORPORATION, VAN ECK ASSOCIATES CORPORATION and NATIONAL LIFE INSURANCE COMPANY dated December 1, 2008. (20)

2.    Rule 22c-2 Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation And National Life Insurance Company dated December 1, 2008. (20)

3.    Amendment No. 1 to the Participation Agreement dated April 1, 2016

4.    Amendment No. 1 to the Services Agreement dated April 1, 2016 (27)

(8)(r)

Form of Participation Agreement – Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and National Life Insurance Company (12)

1.    First Amendment to Participation Agreement dated July 16, 2010 (27)

2.    Rule 22c-2 Agreement among Wells Fargo Advantage Funds and National Life Insurance Company entered into October 16, 2006 (14)

(8)(s)	Data Sharing Agreement among SunGard Institutional Products Inc. and National Life Insurance Co. dated October 12, 2007 (16)
(9)	Opinion and consent of Counsel
(10)(a)	Consent of Sutherland Asbill & Brennan LLP
(b)	Consent of PricewaterhouseCoopers LLP
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney (29)

(1)	Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on January 10, 1997.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak- File No. 33-91938) filed March 12, 1996.
(4)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement for National Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-44723) filed April 16, 1998.
(5)	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for National Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-44723) filed May 1, 2001.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2001.
(7)	Incorporated herein by reference to Post Effective Amendment No. 12 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed February 28, 2003.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 33-19583 for National Variable Annuity Account II (Sentinel Advantage) filed July 30, 2003.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed March 1, 2004.
(10)	Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2004.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 2, 2005.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2006.
(13)	Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 33-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2006.
(14)	Incorporated herein by reference to Post-Effective Amendment No. 20 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 1, 2007.
(15)	Incorporated herein by reference to Post- Effective Amendment No. 14 to the Form N-6 Registration Statement (Sentinel Estate Provider - File No. 333-44723) filed for the National Variable Account June 25, 2007.
(16)	Incorporated herein by reference to Post- Effective Amendment No. 15 to the Form N-6 Registration Statement (Sentinel Estate Provider - File No. 333-44723) filed for the National Variable Account May 1, 2008.
(17)	Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 1, 2008.
(18)	Incorporated herein by reference to the Post-Effective Amendment No. 22 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed May 1, 2008.
(19)	Incorporated herein by reference to the initial Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select- File No. 333-51535) filed June 9, 2008.
(20)	Incorporated herein by reference to the Post-Effective Amendment No. 23 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed December 1, 2008.
(21)	Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select File No. 333-51535) filed December 23, 2008

(22)	Incorporated herein by reference to the Post-Effective Amendment No. 24 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed May 1, 2009.
(23)	Incorporated herein by reference to the Post Effective Amendment No. 2 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed April 30, 2010.
(24)	Incorporated herein by reference to the Post Effective Amendment No. 3 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed April 30, 2011.
(25)	Incorporated herein by reference to the Post-Effective Amendment No. 26 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed April 20, 2011.
(26)	Incorporated herein by reference to the Post Effective Amendment No. 7 to the Form N-4 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed May 1, 2015.
(27)	Incorporated herein by reference to Post-Effective Amendment No. 31 to the Form N-4 Registration Statement (File No. 33-19583) for National Variable Annuity Account II (Sentinel Advantage) filed April 30, 2016.
(28)	Incorporated herein by reference to the Post Effective Amendment No. 9 to the Form N-4 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed May 1, 2017.
(29)	Incorporated herein by reference to the Post Effective Amendment No. 10 to the Form N-4 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed May 1, 2018.

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor

Thomas H. MacLeay	Lead Director

Mehran Assadi	Chair, President & CEO

David Coates	Director
474 Coates Island
Colchester, VT 05446

Bruce Lisman	Director
1370 Sixth Avenue
New York, NY 10021

V. Louise McCarren	Director
6654 East Immigration Canyon
Salt Lake City, UT 84108

Roger B. Porter	Director
Kennedy School of Government
Harvard University
79 John F. Kennedy Street
Cambridge, MA 02138

Harris H. Simmons	Director
Zions Bank
One South Main Street 2nd Floor
Salt Lake City, Utah 84111

James H. Douglas	Director
One National Life Drive
Montpelier, VT 05604

Carol A. Carlson	Director
One National Life Drive
Montpelier, VT 05604

Yvette D. Bright	Director
One National Life Drive
Montpelier, VT 05604

Vesta Bovair	Executive Vice President
Robert E. Cotton	Executive Vice President, Chief Financial Officer & Treasurer
Thomas Anfuso	Senior Vice President & Chief Information Officer
Ataollah Azarshahi	Senior Vice President
Jason Doiron	Senior Vice President & Chief Investment Officer
Matthew C. Frazee	Senior Vice President
Eric Sandberg	Senior Vice President, Chief Actuary, Chief Risk Officer
Achim Schwetlick	Senior Vice President
William D. Whitsell	Senior Vice President
Gregory D. Woodworth	Senior Vice President & General Counsel
Pamela Blalock	Vice President
Scott W. Edblom	Vice President
Alfred J. Foice, Jr.	Vice President
Christopher L Graff	Vice President
Susan J. Jennings	Vice President
Joyce B. LaRosa	Vice President
Elizabeth H. MacGowan	Vice President & Chief Product Officer
Gregory M. Mateja	Vice President
Angela McCraw	Vice President
Louis D. Puglisi	Vice President
Catherine Shires	Vice President & Illustration Actuary
David B. Soccodato	Vice President & Tax Officer
Sarah J. VanBeck	Chief Accounting Officer & Controller
Kerry A. Jung	Assistant General Counsel & Secretary
Barbara B. Fitch	Chief Compliance Officer & AML Compliance Officer
Gregory D. Teese	Chief Compliance Officer - Separate Accounts
Robert J. Lewton	Deputy Chief Compliance Officer - Separate Accounts
Michael H. Crawford	Appointed Actuary
Michael B. Richardson	Illustration Officer
Michele Granitz	HIPAA Privacy Officer-Plans
Michele K. Dungworth	HIPAA Privacy Officer – LTC
Catherine C. Fisk	Assistant Secretary
Stephanie Burmester	Filing Officer
Jeffrey M. Kemp	Tax Officer

*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, VT 05604.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

A list of all persons directly or indirectly controlled by or under common control with National Life Insurance Company (“National Life”) is set forth below. All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

National Life owns 100% of Life Insurance Company of the Southwest (“LSW”), a Texas corporation. LSW owns 100% of National Life Distribution, LLC., a Vermont Corporation.

NLV Financial Corporation owns 100% of National Retirement Plan Advisors, a Vermont corporation, NL Group Statutory Trust I, a Connecticut trust; Equity Services, Inc., a Vermont corporation, National Life Real Estate Holdings, LLC, a Vermont LLC, and Sentinel Asset Management, Inc. (“SAMI”), a Vermont corporation.

SAMI owns 100% of Sentinel Administrative Services, Inc., a Vermont corporation, and Sentinel Financial Services, Inc., a Delaware corporation.

SAMI and Sentinel Financial Services, Inc. are partners of Sentinel Financial Services Company, a Vermont general partnership.

Equity Services, Inc. owns 100% of Equity Services of Colorado, LLC, a Colorado LLC, and Equity Services of Nevada, Inc., a Nevada corporation.

Item 27.	Number of Contract Owners.

As of April 30, 2018, there are 2,333 SAVA contracts are in force and 70 SAVA-5 contracts in force.

Item 28.	Indemnification

The By-Laws of Depositor provide, in part in Article VI, as follows

7.1 Indemnification.

(a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

(b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant purchases liability coverage for the Directors and Officers of the Depositor listed in Item 27 above. This coverage is consistent with industry standards. The cost of the coverage is borne entirely by the Registrant.

Item 29.	Principal Underwriter

(a)	Equity Services, Inc. (ESI) is also the principal underwriter for National Variable Life Insurance Account.

(b)	The following information is furnished with respect to the officers and directors of ESI:

Name and Principal Business Address*	Positions and Offices with ESI
Mehran Assadi	Director (Chairman)
Robert E. Cotton	Director
Pamela Blalock	Director
Lance A. Reihl	President & Chief Executive Officer
Gregory D. Teese	Senior Vice President & Chief Compliance Officer
Timothy V. Ryder	Senior Vice President
Jeffrey Wood	Senior Vice President
Eric Kucinskas	Vice President & Treasurer
Thomas C. Longfellow	Vice President, Investment Adviser Compliance
Dan Randall	Vice President
Frances Tierno	Vice President
Shuk Khader	Chief Information Security Officer
Scott Solod	Deputy Chief Compliance Officer
Ian A. McKenny	Senior Counsel & Secretary
Catherine C. Fisk	Assistant Secretary
Kerry A. Jung	Assistant Secretary
David B. Soccodato	Tax Officer
Jeffrey M. Kemp	Tax Officer

*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.

(c) Commission and other compensation received, directly or indirectly from the Registrant during Registrant's last fiscal year by each principal underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Equity Services, Inc.	$1,216,707	-0-	$1,216,707	-0-

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)       Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted;

(b)       Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)       Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

(d)       Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

(e)       National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Annuity Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Post-Effective Amendment No. 33 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, as of the 1st day of May, 2018

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT (Registrant)

By:	NATIONAL LIFE INSURANCE COMPANY

Attest:	/s/ Kerry A. Jung	By:	/s/ Mehran Assadi
	Kerry A. Jung		Mehran Assadi
	Secretary		President and
Chief Executive Officer

NATIONAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ Kerry A. Jung	By:	/s/ Mehran Assadi
	Kerry A. Jung		Mehran Assadi
	Secretary		President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.33 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature	Title	Date

/s/ Mehran Assadi	Chair, President, Chief Executive Officer
Mehran Assadi	(Principal Executive Officer)	May 1, 2018

/s/ Robert E. Cotton	Senior Vice President & CFO
Robert E. Cotton	(Principal Financial Officer)	May 1, 2018

Thomas H. MacLeay*	Director	May 1, 2018
Bruce Lisman*	Director	May 1, 2018
David R. Coates*	Director	May 1, 2018
V. Louise McCarren*	Director	May 1, 2018
Roger B. Porter*	Director	May 1, 2018
Harris Simmons*	Director	May 1, 2018
Carol Carlson*	Director	May 1, 2018
James H. Douglas*	Director	May 1, 2018
Yvette D. Bright*	Director	May 1, 2018

* Mehran Assadi signs this document pursuant to the power of attorney filed with this post effective amendment No.10 to the form N-6 for the National Variable Life Insurance Account (Investor Select File No. 333-151535).

/s/ Mehran Assadi
Mehran Assadi

Exhibits

(9)	Opinion and consent of Counsel
(10)(a)	Consent of Eversheds Sutherland (US) LLP
(b)	Consent of PricewaterhouseCoopers LLP